| 1
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
BANKING FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .3%
BANKS - 93 .9%
JPMorgan Chase & Co.
1,714 $ 561,044
Bank of America Corp.
9,640 549,287
Citigroup, Inc.
3,875 542,345
Wells Fargo & Co.
6,431 531,458
PNC Financial Services
Group, Inc.
1,811 445,904
U.S. Bancorp
7,223 436,269
Bank of New York Mellon
Corp.
3,015 435,999
NU Holdings Limited/Cayman
Islands — Class A*
29,008 387,547
Truist Financial Corp.
6,818 339,673
Fifth Third Bancorp
5,714 322,098
State Street Corp.
1,749 296,630
Huntington Bancshares, Inc.
15,028 266,446
M&T Bank Corp.
1,110 264,191
Northern Trust Corp.
1,411 245,288
Citizens Financial Group, Inc.
3,383 237,047
Regions Financial Corp.
7,533 227,497
HDFC Bank Ltd. ADR
8,701 224,747
KeyCorp
9,623 221,810
ICICI Bank Ltd. ADR
7,429 215,664
Toronto-Dominion Bank
1,565 190,038
Popular, Inc.
1,132 185,852
East West Bancorp, Inc.
1,419 183,179
Pinnacle Financial Partners,
Inc.
1,733 174,825
Bank of Nova Scotia
1,995 173,246
Royal Bank of Canada
836 173,027
Itau Unibanco Holding S.A.
ADR
21,154 172,828
Webster Financial Corp.
2,058 157,272
First Horizon Corp.
6,011 154,122
Wintrust Financial Corp.
912 146,577
HSBC Holdings plc ADR
1,492 141,874
UMB Financial Corp.
993 141,761
Zions Bancorp North America
2,048 141,701
Barclays plc ADR
5,253 141,096
SouthState Bank Corp.
1,383 138,162
First Citizens BancShares,
Inc. — Class A
66 137,332
Cullen/Frost Bankers, Inc.
884 136,596
Columbia Banking System,
Inc.
4,251 136,245
Old National Bancorp
(a)
5,158 133,592
Canadian Imperial Bank of
Commerce
1,152 132,480
Bank of Montreal
731 129,168
Western Alliance Bancorp
1,564 128,561
Commerce Bancshares, Inc.
2,218 128,089
Deutsche Bank AG
3,630 122,549
UBS Group AG
2,433 120,579
Prosperity Bancshares, Inc.
1,620 118,309
Valley National Bancorp
(a)
7,957 116,570
FNB Corp.
6,086 116,121
ING Groep N.V. ADR
3,665 115,008
Mitsubishi UFJ Financial
Group, Inc. ADR
5,598 111,344
A
A
A SHARES VALUE
COMMON STOCKS - 99.3% (continued)
BANKS - 93.9% (continued)
United Bankshares, Inc.
2,404 $ 110,175
Hancock Whitney Corp.
1,464 109,390
Bank OZK
1,976 102,930
Eastern Bankshares, Inc.
4,449 98,946
Fulton Financial Corp.
3,982 96,325
Banco Bradesco S.A. ADR
27,573 95,678
Grupo Financiero Galicia S.A.
ADR
1,894 94,757
Associated Banc-Corp
3,047 93,756
First Financial Bankshares,
Inc.
2,651 91,725
International Bancshares
Corp.
1,205 91,520
Cathay General Bancorp
1,436 89,018
CVB Financial Corp.
3,936 88,757
Flagstar Bank North America
5,928 88,564
WesBanco, Inc.
2,251 87,856
Independent Bank Corp.
1,011 84,641
First Hawaiian, Inc.
2,873 84,179
First Financial Bancorp
2,476 83,763
Texas Capital Bancshares,
Inc.
801 82,711
Seacoast Banking
Corporation of Florida
2,416 80,332
First Interstate BancSystem,
Inc. — Class A
2,077 80,089
Simmons First National
Corp. — Class A
3,519 79,705
Bancorp, Inc.*
958 60,009
BOK Financial Corp.
375 52,080
Pathward Financial, Inc.
375 32,647
Total Banks 13,108,600
DIVERSIFIED FINANCIAL SERVICES - 3 .7%
Capital One Financial Corp.
2,558 513,186
SAVINGS & LOANS - 1 .7%
WSFS Financial Corp.
1,151 88,316
Banc of California, Inc.
3,798 77,593
WaFd, Inc.
1,961 75,244
Total Savings & Loans 241,153
Total Common Stocks
(Cost $9,533,476) 13,862,939
FACE
AMOUNT
REPURCHASE AGREEMENTS
(b)
- 0 .5%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 38,009 38,009
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 38,008 38,008
Total Repurchase Agreements
(Cost $76,017) 76,017
Total Investments - 99.8%
(Cost $9,609,493) $ 13,938,956
Other Assets & Liabilities, net - 0.2% 27,248
Total Net Assets - 100.0% $ 13,966,204

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
BANKING FUND
June 30, 2026
2 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 13,862,939 $ — $ — $ 13,862,939
Repurchase Agreements — 76,017 — 76,017
Total Assets $ 13,862,939 $ 76,017 $ — $ 13,938,956
– – – –

| 3
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
BASIC MATERIALS FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .4%
MINING - 38 .8%
Newmont Corp.
9,559 $ 892,811
Freeport-McMoRan, Inc.
13,173 828,450
Anglogold Ashanti plc
6,854 554,420
Barrick Mining Corp.
12,350 453,616
Agnico Eagle Mines Ltd.
2,842 440,880
Wheaton Precious Metals
Corp.
3,623 406,935
First Majestic Silver Corp.
23,421 397,220
Pan American Silver Corp.
8,586 384,567
Kinross Gold Corp.
15,738 371,732
Royal Gold, Inc.
1,838 366,883
Coeur Mining, Inc.
22,407 365,682
Franco-Nevada Corp.
1,729 360,393
BHP Group Ltd. ADR
4,273 355,984
Southern Copper Corp.
2,011 350,437
Equinox Gold Corp.
35,941 349,347
Eldorado Gold Corp.
10,988 341,617
IAMGOLD Corp.*
21,407 339,087
Rio Tinto plc ADR
3,554 337,381
Teck Resources Ltd. — Class
B
5,646 335,711
Endeavour Silver Corp.*
40,429 334,752
Harmony Gold Mining
Company Ltd. ADR
21,276 323,608
Gold Fields Ltd. ADR
9,429 316,720
B2Gold Corp.
84,030 314,272
Fortuna Mining Corp.*
36,641 309,616
Hudbay Minerals, Inc.
12,814 302,539
Alamos Gold, Inc. — Class A
9,910 300,669
OR Royalties, Inc.
9,461 299,251
Hecla Mining Co.
19,089 294,543
Alcoa Corp.
5,584 291,150
Sibanye Stillwater Ltd. ADR
33,243 282,233
TMC the metals co, Inc.*
61,822 273,871
MP Materials Corp.*
4,727 264,759
SSR Mining, Inc.*
7,854 222,111
USA Rare Earth, Inc.*
,(a)
8,272 178,510
Aura Minerals, Inc.
2,418 152,213
Century Aluminum Co.*
3,019 138,904
Perpetua Resources Corp.*
5,343 110,921
Hycroft Mining Holding
Corp. — Class A*
,(a)
4,156 97,250
US Antimony Corp.*
,(a)
12,173 88,376
Critical Metals Corp.*
7,569 77,582
Total Mining 13,207,003
CHEMICALS - 28 .9%
Linde plc
2,722 1,412,555
Sherwin-Williams Co.
2,423 834,287
Ecolab, Inc.
2,785 775,929
Air Products and Chemicals,
Inc.
2,556 749,368
PPG Industries, Inc.
3,920 475,457
Albemarle Corp.
3,091 417,378
International Flavors &
Fragrances, Inc.
5,079 402,358
DuPont de Nemours, Inc.
2,830 383,861
CF Industries Holdings, Inc.
3,399 367,976
Dow, Inc.
13,225 361,836
Solstice Advanced Materials,
Inc.
4,035 357,501
A
A
A SHARES VALUE
COMMON STOCKS - 99.4% (continued)
CHEMICALS - 28.9% (continued)
Nutrien Ltd.
5,582 $ 351,387
RPM International, Inc.
3,069 341,119
Element Solutions, Inc.
6,534 311,999
LyondellBasell Industries
N.V. — Class A
5,768 303,685
Axalta Coating Systems Ltd.*
7,246 247,958
Eastman Chemical Co.
3,563 238,650
Mosaic Co.
11,238 238,133
Celanese Corp. — Class A
4,182 192,372
Chemours Co.
7,466 153,202
Balchem Corp.
901 152,224
Sensient Technologies Corp.
1,132 139,564
Westlake Corp.
1,817 132,641
Olin Corp.
6,177 122,428
FMC Corp.
(a)
9,501 109,261
Huntsman Corp.
9,343 99,223
Innospec, Inc.
1,195 97,261
Hawkins, Inc.
356 50,588
Total Chemicals 9,820,201
BUILDING MATERIALS - 9 .8%
Vulcan Materials Co.
1,949 574,974
Martin Marietta Materials, Inc.
939 541,521
CRH plc
4,348 465,236
James Hardie Industries plc*
15,671 410,267
Amrize Ltd.
6,936 369,689
Cemex SAB de CV ADR
25,565 306,780
Eagle Materials, Inc.
1,079 242,775
Louisiana-Pacific Corp.
2,657 209,000
Knife River Corp.*
2,449 204,859
Total Building Materials 3,325,101
PACKAGING & CONTAINERS - 8 .5%
Packaging Corporation of
America
1,787 425,806
Smurfit Westrock plc
8,889 411,205
Amcor plc
9,080 393,618
Ball Corp.
6,220 388,128
Crown Holdings, Inc.
3,036 339,486
AptarGroup, Inc.
1,886 236,127
Sonoco Products Co.
4,015 226,245
Silgan Holdings, Inc.
4,230 196,230
Graphic Packaging Holding
Co.
15,243 161,119
TriMas Corp.
2,406 108,342
Total Packaging & Containers 2,886,306
IRON & STEEL - 7 .4%
Nucor Corp.
2,628 585,387
Steel Dynamics, Inc.
1,973 452,725
Vale S.A. — Class B ADR
29,499 443,665
Reliance, Inc.
997 372,479
ArcelorMittal S.A.
4,717 284,058
Commercial Metals Co.
3,380 212,095
Cleveland-Cliffs, Inc.*
17,873 167,827
Total Iron & Steel 2,518,236
BIOTECHNOLOGY - 2 .1%
Corteva, Inc.
8,566 725,455
FOREST PRODUCTS & PAPER - 1 .2%
International Paper Co.
11,010 419,481

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
BASIC MATERIALS FUND
June 30, 2026
4 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.4% (continued)
HOUSEHOLD PRODUCTS & HOUSEWARES - 1 .0%
Avery Dennison Corp.
1,994 $ 323,726
COAL - 0 .7%
Warrior Met Coal, Inc.
2,159 175,224
Ramaco Resources,
Inc. — Class A*
5,238 69,299
Total Coal 244,523
HOUSEWARES - 0 .5%
Scotts Miracle-Gro Co.
2,389 162,715
ENVIRONMENTAL CONTROL - 0 .3%
PureCycle Technologies, Inc.*
13,361 108,358
ENERGY-ALTERNATE SOURCES - 0 .2%
ASP Isotopes, Inc.*
11,999 74,634
Total Common Stocks
(Cost $19,977,752) 33,815,739
SECURITIES LENDING COLLATERAL
(b)
- 0 .7%
MONEY MARKET FUNDS - 0 .7%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
223,720 223,720
Total Securities Lending Collateral
(Cost $223,720) 223,720
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(d)
- 0 .3%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 48,778 $ 48,778
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 48,775 48,775
Total Repurchase Agreements
(Cost $97,553) 97,553
Total Investments - 100.4%
(Cost $20,299,025) $ 34,137,012
Other Assets & Liabilities, net - (0.4)% (135,892)
Total Net Assets - 100.0% $ 34,001,120
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 33,815,739 $ — $ — $ 33,815,739
Securities Lending Collateral 223,720 — — 223,720
Repurchase Agreements — 97,553 — 97,553
Total Assets $ 34,039,459 $ 97,553 $ — $ 34,137,012
– – – –

| 5
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
BIOTECHNOLOGY FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
BIOTECHNOLOGY - 73 .0%
Amgen, Inc.
19,065 $ 6,903,818
Gilead Sciences, Inc.
48,654 6,146,946
Vertex Pharmaceuticals, Inc.*
11,897 5,909,597
Regeneron Pharmaceuticals,
Inc.
6,432 4,010,609
Revolution Medicines, Inc.*
18,109 3,391,453
Alnylam Pharmaceuticals,
Inc.*
10,721 3,227,343
BeOne Medicines Ltd. ADR*
10,427 2,971,382
Moderna, Inc.*
41,976 2,939,579
Biogen, Inc.*
13,465 2,909,248
Royalty Pharma plc — Class
A
49,095 2,752,757
Illumina, Inc.*
15,058 2,647,648
Insmed, Inc.*
22,998 2,452,047
United Therapeutics Corp.*
4,350 2,356,960
Roivant Sciences Ltd.*
64,115 2,269,030
Incyte Corp.*
19,518 2,212,560
Argenx SE ADR*
2,181 2,023,466
Bridgebio Pharma, Inc.*
,(a)
25,399 1,891,717
Ionis Pharmaceuticals, Inc.*
23,328 1,849,677
Cytokinetics, Inc.*
,(a)
21,687 1,847,516
Exelixis, Inc.*
33,461 1,820,613
Arrowhead Pharmaceuticals,
Inc.*
20,951 1,707,716
BioMarin Pharmaceutical,
Inc.*
29,626 1,695,200
Halozyme Therapeutics, Inc.*
20,474 1,602,500
BioNTech SE ADR*
17,055 1,586,968
CRISPR Therapeutics AG*
29,038 1,583,732
TG Therapeutics, Inc.*
,(a)
27,004 1,483,600
Apogee Therapeutics, Inc.*
10,512 1,395,258
Cogent Biosciences, Inc.*
35,458 1,372,225
PTC Therapeutics, Inc.*
16,516 1,347,210
Scholar Rock Holding Corp.*
24,468 1,345,740
Nuvalent, Inc. — Class A*
10,892 1,345,162
Axsome Therapeutics, Inc.*
5,367 1,313,681
CG oncology, Inc.*
18,440 1,310,162
Krystal Biotech, Inc.*
,(a)
3,406 1,265,908
Viking Therapeutics, Inc.*
,(a)
31,452 1,226,943
Travere Therapeutics, Inc.*
21,589 1,226,471
Veracyte, Inc.*
20,449 1,200,970
Liquidia Corp.*
,(a)
14,813 1,181,040
Kymera Therapeutics, Inc.*
9,937 1,139,476
Ultragenyx Pharmaceutical,
Inc.*
31,574 1,054,256
Beam Therapeutics, Inc.*
29,626 1,016,764
ImmunityBio, Inc.*
,(a)
115,501 1,011,211
Praxis Precision Medicines,
Inc.*
2,953 988,635
ACADIA Pharmaceuticals,
Inc.*
38,546 975,214
Intellia Therapeutics, Inc.*
52,464 887,691
Arcutis Biotherapeutics, Inc.*
32,799 859,990
Recursion Pharmaceuticals,
Inc. — Class A*
,(a)
203,986 748,629
Sarepta Therapeutics, Inc.*
,(a)
41,327 742,646
Summit Therapeutics, Inc.*
49,916 727,276
Legend Biotech Corp. ADR*
23,843 688,586
ADMA Biologics, Inc.*
82,224 688,215
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
BIOTECHNOLOGY - 73.0% (continued)
Celcuity, Inc.*
5,918 $ 619,141
Total Biotechnology 99,872,182
PHARMACEUTICALS - 20 .4%
AbbVie, Inc.
44,415 11,176,591
Viatris, Inc.
133,745 2,123,871
Neurocrine Biosciences, Inc.*
12,363 2,083,598
Jazz Pharmaceuticals plc*
8,037 1,936,676
Alkermes plc*
34,306 1,797,463
AstraZeneca plc
8,846 1,677,378
Vaxcyte, Inc.*
27,188 1,580,438
Protagonist Therapeutics,
Inc.*
9,900 1,213,542
Ascendis Pharma A/S*
4,546 1,212,509
Madrigal Pharmaceuticals,
Inc.*
,(a)
2,022 1,085,713
Mirum Pharmaceuticals, Inc.*
8,626 1,009,846
Rhythm Pharmaceuticals,
Inc.*
8,809 978,063
Total Pharmaceuticals 27,875,688
HEALTHCARE-PRODUCTS - 5 .2%
Natera, Inc.*
10,672 2,896,914
Guardant Health, Inc.*
15,671 2,351,120
Twist Bioscience Corp.*
13,098 1,347,522
GRAIL, Inc.*
7,633 521,105
Total Healthcare-Products 7,116,661
HEALTHCARE-SERVICES - 1 .0%
Medpace Holdings, Inc.*
2,659 1,408,180
Total Common Stocks
(Cost $67,169,972) 136,272,711
RIGHTS - 0 .0%
BIOTECHNOLOGY - 0 .0%
Akero Therapeutics, Inc.
(b)
17,387 2
CONSUMER, NON-CYCLICAL - 0 .0%
Sanofi S.A.
Expiring 06/30/32*
,(b)
8,866 1
Total Rights
(Cost $0) 3
SECURITIES LENDING COLLATERAL
(c)
- 0 .6%
MONEY MARKET FUNDS - 0 .6%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(d)
810,750 810,750
Total Securities Lending Collateral
(Cost $810,750) 810,750
FACE
AMOUNT
REPURCHASE AGREEMENTS
(e)
- 0 .6%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 407,611 407,611

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
BIOTECHNOLOGY FUND
June 30, 2026
6 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(e)
- 0.6% (continued)
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 407,591 $ 407,591
Total Repurchase Agreements
(Cost $815,202) 815,202
Total Investments - 100.8%
(Cost $68,795,924) $ 137,898,666
Other Assets & Liabilities, net - (0.8)% (1,118,663)
Total Net Assets - 100.0% $ 136,780,003
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Value determined based on Level 3 inputs — See Note 3 .
(c)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)
Rate indicated is the 7-day yield as of June 30, 2026.
(e)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 136,272,711 $ — $ — $ 136,272,711
Rights — — 3 3
Securities Lending Collateral 810,750 — — 810,750
Repurchase Agreements — 815,202 — 815,202
Total Assets $ 137,083,461 $ 815,202 $ 3 $ 137,898,666
– – – –

| 7
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
CONSUMER PRODUCTS FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .7%
FOOD - 30 .2%
Mondelez International,
Inc. — Class A
15,253 $ 882,234
Sysco Corp.
8,310 694,550
Hershey Co.
3,535 620,216
Kroger Co.
10,013 556,022
US Foods Holding Corp.*
5,189 530,575
Tyson Foods, Inc. — Class A
8,413 481,644
Kraft Heinz Co.
20,035 473,227
General Mills, Inc.
13,460 468,408
Performance Food Group
Co.*
3,991 446,154
McCormick & Company, Inc.
7,936 400,133
J M Smucker Co.
3,206 360,675
Sprouts Farmers Market, Inc.*
3,468 293,323
Hormel Foods Corp.
11,679 289,873
Conagra Brands, Inc.
20,086 270,358
Ingredion, Inc.
2,678 253,633
Lamb Weston Holdings, Inc.
5,775 249,364
Campbell's Co.
(a)
10,478 233,345
Albertsons Companies,
Inc. — Class A
15,700 212,421
Cal-Maine Foods, Inc.
(a)
2,611 210,342
Chefs' Warehouse, Inc.*
2,143 205,942
Post Holdings, Inc.*
2,176 192,054
Marzetti Co.
1,180 134,709
Flowers Foods, Inc.
16,956 133,952
Simply Good Foods Co.*
8,648 114,845
Pilgrim's Pride Corp.
4,003 112,524
Smithfield Foods, Inc.
4,383 106,332
Grocery Outlet Holding Corp.*
10,574 105,529
J & J Snack Foods Corp.
909 66,766
Total Food 9,099,150
BEVERAGES - 27 .4%
Coca-Cola Co.
20,319 1,651,325
PepsiCo, Inc.
8,833 1,195,988
Monster Beverage Corp.*
9,313 895,166
Keurig Dr Pepper, Inc.
21,891 716,492
Coca-Cola Europacific
Partners plc
5,772 577,604
Constellation Brands,
Inc. — Class A
3,423 476,105
Coca-Cola Consolidated, Inc.
2,026 386,804
Anheuser-Busch InBev S.A.
ADR
4,519 372,366
Brown-Forman
Corp. — Class B
13,819 368,276
Diageo plc ADR
4,341 348,930
Ambev S.A. ADR
104,239 327,310
Molson Coors Beverage
Co. — Class B
6,828 266,019
Primo Brands Corp. — Class
A
(a)
10,731 262,266
Celsius Holdings, Inc.*
8,772 256,844
Vita Coco Company, Inc.*
2,632 174,081
Total Beverages 8,275,576
COSMETICS & PERSONAL CARE - 16 .5%
Procter & Gamble Co.
11,260 1,651,166
Colgate-Palmolive Co.
10,085 924,593
Kenvue, Inc.
34,560 660,442
Estee Lauder Companies,
Inc. — Class A
6,659 525,728
A
A
A SHARES VALUE
COMMON STOCKS - 99.7% (continued)
COSMETICS & PERSONAL CARE - 16.5% (continued)
Oddity Tech Ltd. — Class A*
31,397 $ 475,037
Unilever plc ADR
6,804 409,057
elf Beauty, Inc.*
3,272 242,128
Interparfums, Inc.
661 73,939
Total Cosmetics & Personal Care 4,962,090
AGRICULTURE - 15 .7%
Philip Morris International, Inc.
8,501 1,537,916
Altria Group, Inc.
16,406 1,180,412
Archer-Daniels-Midland Co.
8,377 640,003
British American Tobacco plc
ADR
6,753 417,065
Bunge Global S.A.
3,837 409,523
Darling Ingredients, Inc.*
5,624 307,183
Andersons, Inc.
2,364 161,697
Vital Farms, Inc.*
5,998 69,757
Total Agriculture 4,723,556
HOUSEHOLD PRODUCTS & HOUSEWARES - 5 .9%
Kimberly-Clark Corp.
6,092 668,719
Church & Dwight Company,
Inc.
5,280 511,526
Clorox Co.
3,752 358,091
Reynolds Consumer
Products, Inc.
5,150 138,277
WD-40 Co.
462 112,562
Total Household Products & Housewares 1,789,175
RETAIL - 2 .4%
Casey's General Stores, Inc.
688 546,816
Freshpet, Inc.*
,(a)
3,200 189,184
Total Retail 736,000
INTERNET - 1 .1%
Maplebear, Inc.*
7,106 336,469
PHARMACEUTICALS - 0 .5%
BellRing Brands, Inc.*
12,129 156,949
Total Common Stocks
(Cost $16,688,643) 30,078,965
SECURITIES LENDING COLLATERAL
(b)
- 0 .6%
MONEY MARKET FUNDS - 0 .6%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
192,042 192,042
Total Securities Lending Collateral
(Cost $192,042) 192,042
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 0 .4%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 54,127 54,127

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
CONSUMER PRODUCTS FUND
June 30, 2026
8 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(d)
- 0.4% (continued)
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 54,125 $ 54,125
Total Repurchase Agreements
(Cost $108,252) 108,252
Total Investments - 100.7%
(Cost $16,988,937) $ 30,379,259
Other Assets & Liabilities, net - (0.7)% (200,648)
Total Net Assets - 100.0% $ 30,178,611
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 30,078,965 $ — $ — $ 30,078,965
Securities Lending Collateral 192,042 — — 192,042
Repurchase Agreements — 108,252 — 108,252
Total Assets $ 30,271,007 $ 108,252 $ — $ 30,379,259
– – – –

| 9
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
ELECTRONICS FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 98 .8%
SEMICONDUCTORS - 93 .5%
NVIDIA Corp.
178,119 $ 35,639,831
Broadcom, Inc.
57,029 21,542,705
Micron Technology, Inc.
17,463 20,157,366
Advanced Micro Devices,
Inc.*
29,792 17,306,471
Applied Materials, Inc.
19,276 13,936,548
Intel Corp.*
96,130 13,422,632
Lam Research Corp.
29,682 12,862,101
KLA Corp.
37,068 11,183,786
Texas Instruments, Inc.
28,474 8,487,245
Marvell Technology, Inc.
28,391 8,457,395
Analog Devices, Inc.
17,765 7,055,725
QUALCOMM, Inc.
37,205 6,875,112
Astera Labs, Inc.*
10,572 5,106,487
Teradyne, Inc.
10,434 5,048,387
ASML Holding N.V.
2,526 5,025,325
Taiwan Semiconductor
Manufacturing Company
Ltd. ADR
10,270 4,904,644
NXP Semiconductors N.V.
14,443 4,058,916
Monolithic Power Systems,
Inc.
2,800 3,870,608
Microchip Technology, Inc.
39,045 3,560,904
ARM Holdings plc ADR*
9,418 3,339,340
MKS, Inc.
7,084 3,150,963
United Microelectronics Corp.
ADR
111,644 3,037,833
Entegris, Inc.
16,338 2,938,553
ASE Technology Holding
Company Ltd. ADR
63,839 2,880,416
ON Semiconductor Corp.*
30,203 2,855,392
Silicon Motion Technology
Corp. ADR
8,348 2,782,639
Kulicke & Soffa Industries,
Inc.
20,594 2,754,653
MACOM Technology
Solutions Holdings, Inc.*
7,057 2,684,271
Tower Semiconductor Ltd.*
10,022 2,612,134
Nova Ltd.*
4,723 2,564,306
Onto Innovation, Inc.*
6,534 2,472,792
Lattice Semiconductor Corp.*
16,145 2,469,539
STMicroelectronics N.V.
31,164 2,333,872
SiTime Corp.*
2,856 2,129,319
MaxLinear, Inc.*
16,589 2,123,890
Semtech Corp.*
12,494 2,022,154
Amkor Technology, Inc.
23,421 2,019,593
FormFactor, Inc.*
12,438 1,989,209
Rambus, Inc.*
14,224 1,888,094
Allegro MicroSystems, Inc.*
26,387 1,837,063
GLOBALFOUNDRIES, Inc.
20,319 1,674,489
ACM Research, Inc. — Class
A*
12,960 1,644,494
Skyworks Solutions, Inc.
(a)
23,531 1,595,402
Ultra Clean Holdings, Inc.*
,(a)
10,406 1,483,792
Camtek Ltd.*
9,006 1,469,059
Qorvo, Inc.*
15,020 1,400,915
Silicon Laboratories, Inc.*
6,291 1,374,961
A
A
A SHARES VALUE
COMMON STOCKS - 98.8% (continued)
SEMICONDUCTORS - 93.5% (continued)
Cirrus Logic, Inc.*
9,198 $ 1,366,179
Axcelis Technologies, Inc.*
6,947 1,316,109
Veeco Instruments, Inc.*
,(a)
15,376 1,165,501
Power Integrations, Inc.
(a)
13,867 1,161,500
Ambarella, Inc.*
13,070 1,121,406
Diodes, Inc.*
10,242 1,120,884
Penguin Solutions, Inc.*
,(a)
14,470 1,099,865
Synaptics, Inc.*
,(a)
8,704 1,081,298
AXT, Inc.*
14,113 1,017,265
Navitas Semiconductor
Corp. — Class A*
50,248 900,444
Impinj, Inc.*
,(a)
6,261 896,763
Photronics, Inc.*
22,515 732,413
Total Semiconductors 285,010,952
ENERGY-ALTERNATE SOURCES - 2 .7%
SolarEdge Technologies, Inc.*
40,693 2,378,099
First Solar, Inc.*
9,885 2,332,465
Canadian Solar, Inc.*
144,071 2,308,017
Enphase Energy, Inc.*
25,096 1,235,727
Total Energy-Alternate Sources 8,254,308
TELECOMMUNICATIONS - 1 .2%
Credo Technology Group
Holding Ltd.*
12,822 3,486,943
CHEMICALS - 0 .7%
Qnity Electronics, Inc.
13,643 2,228,038
COMPUTERS - 0 .4%
Rigetti Computing, Inc.*
,(a)
63,703 1,230,742
ELECTRICAL COMPONENTS & EQUIPMENT - 0 .3%
Universal Display Corp.
11,588 1,003,405
Total Common Stocks
(Cost $111,785,322) 301,214,388
FACE
AMOUNT
REPURCHASE AGREEMENTS
(b)
- 0 .7%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 1,003,097 1,003,097
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 1,003,048 1,003,048
Total Repurchase Agreements
(Cost $2,006,145) 2,006,145
Total Investments - 99.5%
(Cost $113,791,467) $ 303,220,533
Other Assets & Liabilities, net - 0.5% 1,535,848
Total Net Assets - 100.0% $ 304,756,381

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
ELECTRONICS FUND
June 30, 2026
10 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 301,214,388 $ — $ — $ 301,214,388
Repurchase Agreements — 2,006,145 — 2,006,145
Total Assets $ 301,214,388 $ 2,006,145 $ — $ 303,220,533
– – – –

| 11
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
ENERGY FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .0%
OIL & GAS - 58 .5%
Exxon Mobil Corp.
22,039 $ 3,013,172
Chevron Corp.
13,437 2,227,317
ConocoPhillips
13,723 1,426,643
Valero Energy Corp.
4,489 1,169,115
Marathon Petroleum Corp.
4,389 1,122,136
EOG Resources, Inc.
8,326 1,080,132
Phillips 66
6,264 1,058,929
Devon Energy Corp.
21,452 886,397
EQT Corp.
14,751 784,311
Texas Pacific Land Corp.
1,771 775,061
Diamondback Energy, Inc.
4,384 770,620
Occidental Petroleum Corp.
15,097 733,261
Shell plc ADR
9,284 719,881
Canadian Natural Resources
Ltd.
16,702 659,729
Expand Energy Corp.
6,992 637,601
Petroleo Brasileiro S.A. -
Petrobras ADR
36,157 584,297
BP plc ADR
15,794 583,588
Cenovus Energy, Inc.
22,164 549,889
Suncor Energy, Inc.
9,449 507,222
Permian Resources
Corp. — Class A
27,023 497,493
Ovintiv, Inc.
9,369 493,278
Viper Energy, Inc. — Class A
11,631 493,154
HF Sinclair Corp.
6,239 434,546
Antero Resources Corp.*
12,293 431,976
APA Corp.
(a)
13,081 426,048
Range Resources Corp.
10,422 387,594
Equinor ASA ADR
12,268 385,215
Transocean Ltd.*
78,041 381,621
Chord Energy Corp.
2,734 312,496
Matador Resources Co.
(a)
6,159 306,595
SM Energy Co.
(a)
11,686 305,005
PBF Energy, Inc. — Class A
6,465 294,287
CNX Resources Corp.*
8,592 291,527
Magnolia Oil & Gas
Corp. — Class A
10,999 281,354
Weatherford International plc
3,446 280,849
California Resources Corp.
5,106 269,954
Noble Corporation plc
6,992 260,802
Murphy Oil Corp.
7,905 257,387
Valaris Ltd.*
3,335 242,121
Patterson-UTI Energy, Inc.
24,070 220,963
Par Pacific Holdings, Inc.*
,(a)
3,892 218,263
Delek US Holdings, Inc.
3,947 200,547
Northern Oil & Gas, Inc.
(a)
9,474 171,953
Comstock Resources, Inc.*
,(a)
10,262 153,109
Sable Offshore Corp.*
,(a)
13,793 42,482
Total Oil & Gas 27,329,920
PIPELINES - 19 .0%
Williams Companies, Inc.
17,279 1,284,521
Kinder Morgan, Inc.
32,947 1,053,316
Targa Resources Corp.
3,697 991,313
ONEOK, Inc.
11,090 964,165
Cheniere Energy, Inc.
3,912 935,007
Enbridge, Inc.
10,794 585,143
DT Midstream, Inc.
3,476 510,068
Venture Global, Inc. — Class
A
(a)
41,769 464,889
A
A
A SHARES VALUE
COMMON STOCKS - 99.0% (continued)
PIPELINES - 19.0% (continued)
TC Energy Corp.
6,932 $ 459,522
Golar LNG Ltd.
9,068 451,949
Antero Midstream Corp.
16,336 371,644
Pembina Pipeline Corp.
7,804 360,935
Kinetik Holdings, Inc. — Class
A
6,791 328,277
NextDecade Corp.*
16,281 122,759
Total Pipelines 8,883,508
OIL & GAS SERVICES - 9 .3%
SLB Ltd.
21,793 1,013,157
Baker Hughes Co. — Class A
16,617 922,243
Halliburton Co.
18,192 617,618
TechnipFMC plc
7,885 522,776
Kodiak Gas Services, Inc.
5,081 381,736
NOV, Inc.
17,269 320,340
Solaris Energy Infrastructure,
Inc. — Class A
(a)
3,942 317,173
Liberty Energy, Inc. — Class A
10,041 262,974
Total Oil & Gas Services 4,358,017
MINING - 5 .1%
Cameco Corp.
6,656 677,980
Uranium Energy Corp.*
55,487 591,491
NexGen Energy Ltd.*
40,595 381,187
Denison Mines Corp.*
119,635 366,083
Energy Fuels, Inc.*
16,391 237,670
Centrus Energy
Corp. — Class A*
,(a)
898 150,747
Total Mining 2,405,158
ENERGY-ALTERNATE SOURCES - 4 .0%
First Solar, Inc.*
2,508 591,788
SolarEdge Technologies,
Inc.*
,(a)
8,547 499,487
Enphase Energy, Inc.*
6,380 314,151
Sunrun, Inc.*
18,177 243,208
Plug Power, Inc.*
,(a)
87,505 237,138
Total Energy-Alternate Sources 1,885,772
COAL - 0 .9%
Peabody Energy Corp.
9,078 209,884
Core Natural Resources, Inc.
2,317 185,406
Total Coal 395,290
TRANSPORTATION - 0 .8%
Frontline plc
10,688 371,835
METAL FABRICATE & HARDWARE - 0 .8%
Tenaris S.A. ADR
6,385 354,304
RETAIL - 0 .6%
Murphy USA, Inc.
552 297,456
Total Common Stocks
(Cost $35,139,067) 46,281,260

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
ENERGY FUND
June 30, 2026
12 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
SECURITIES LENDING COLLATERAL
(b)
- 0 .3%
MONEY MARKET FUNDS - 0 .3%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
120,284 $ 120,284
Total Securities Lending Collateral
(Cost $120,284) 120,284
MASTER LIMITED PARTNERSHIPS - 0 .9%
PIPELINES - 0 .9%
Western Midstream Partners,
LP
9,846 430,861
Total Master Limited Partnerships
(Cost $385,221) 430,861
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(d)
- 0 .4%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 98,172 $ 98,172
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 98,168 98,168
Total Repurchase Agreements
(Cost $196,340) 196,340
Total Investments - 100.6%
(Cost $35,840,912) $ 47,028,745
Other Assets & Liabilities, net - (0.6)% (286,007)
Total Net Assets - 100.0% $ 46,742,738
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 46,281,260 $ — $ — $ 46,281,260
Securities Lending Collateral 120,284 — — 120,284
Master Limited Partnerships 430,861 — — 430,861
Repurchase Agreements — 196,340 — 196,340
Total Assets $ 46,832,405 $ 196,340 $ — $ 47,028,745
– – – –

| 13
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
ENERGY SERVICES FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99 .9%
OIL & GAS SERVICES - 71 .5%
SLB Ltd.
101,950 $ 4,739,655
Baker Hughes Co. — Class A
77,736 4,314,348
Halliburton Co.
85,102 2,889,213
Kodiak Gas Services, Inc.
23,766 1,785,540
Archrock, Inc.
42,592 1,733,920
TechnipFMC plc
25,726 1,705,634
NOV, Inc.
80,798 1,498,803
Solaris Energy Infrastructure,
Inc. — Class A
18,452 1,484,648
Oceaneering International,
Inc.*
30,744 1,245,747
Liberty Energy, Inc. — Class A
46,970 1,230,144
Select Water Solutions,
Inc. — Class A
52,042 1,039,799
Tidewater, Inc.*
14,723 980,993
National Energy Services
Reunited Corp.*
31,411 940,131
TETRA Technologies, Inc.*
71,444 809,461
ProPetro Holding Corp.*
55,620 797,591
Atlas Energy Solutions, Inc.
43,716 726,123
Expro Group Holdings N.V.*
48,546 717,024
Helix Energy Solutions Group,
Inc.*
73,994 646,708
ProFrac Holding
Corp. — Class A*
42,003 244,037
Total Oil & Gas Services 29,529,519
OIL & GAS - 22 .6%
Weatherford International plc
16,117 1,313,535
Transocean Ltd.*
263,304 1,287,557
Noble Corporation plc
32,704 1,219,859
Valaris Ltd.*
15,600 1,132,560
Borr Drilling Ltd.*
264,236 1,091,295
Seadrill Ltd.*
28,185 1,065,957
A
A
A SHARES VALUE
COMMON STOCKS - 99.9% (continued)
OIL & GAS - 22.6% (continued)
Patterson-UTI Energy, Inc.
112,602 $ 1,033,686
Helmerich & Payne, Inc.
29,601 969,137
Nabors Industries Ltd.*
2,495 209,605
Total Oil & Gas 9,323,191
METAL FABRICATE & HARDWARE - 3 .0%
Tenaris S.A. ADR
22,377 1,241,700
MACHINERY-DIVERSIFIED - 2 .8%
Cactus, Inc. — Class A
22,752 1,165,585
Total Common Stocks
(Cost $37,106,443) 41,259,995
FACE
AMOUNT
REPURCHASE AGREEMENTS
(a)
- 0 .4%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 90,156 90,156
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 90,151 90,151
Total Repurchase Agreements
(Cost $180,307) 180,307
Total Investments - 100.3%
(Cost $37,286,750) $ 41,440,302
Other Assets & Liabilities, net - (0.3)% (143,563)
Total Net Assets - 100.0% $ 41,296,739
*
Non-income producing security.
(a)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
ENERGY SERVICES FUND
June 30, 2026
14 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 41,259,995 $ — $ — $ 41,259,995
Repurchase Agreements — 180,307 — 180,307
Total Assets $ 41,259,995 $ 180,307 $ — $ 41,440,302
– – – –

| 15
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
FINANCIAL SERVICES FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
BANKS - 29 .2%
JPMorgan Chase & Co.
1,074 $ 351,552
Bank of America Corp.
3,997 227,749
Goldman Sachs Group, Inc.
200 202,274
Wells Fargo & Co.
2,229 184,205
Morgan Stanley
861 179,983
Citigroup, Inc.
1,279 179,009
PNC Financial Services
Group, Inc.
478 117,693
U.S. Bancorp
1,908 115,243
Bank of New York Mellon
Corp.
796 115,110
NU Holdings Limited/Cayman
Islands — Class A*
7,840 104,742
Truist Financial Corp.
1,800 89,676
Fifth Third Bancorp
1,508 85,006
HDFC Bank Ltd. ADR
3,273 84,542
ICICI Bank Ltd. ADR
2,810 81,574
State Street Corp.
462 78,355
Toronto-Dominion Bank
643 78,079
Popular, Inc.
468 76,836
Bank of Nova Scotia
881 76,506
Royal Bank of Canada
367 75,958
Itau Unibanco Holding S.A.
ADR
9,288 75,883
Huntington Bancshares, Inc.
3,967 70,335
M&T Bank Corp.
292 69,499
Northern Trust Corp.
372 64,668
Citizens Financial Group, Inc.
893 62,573
Regions Financial Corp.
1,989 60,068
KeyCorp
2,541 58,570
East West Bancorp, Inc.
375 48,409
First Citizens BancShares,
Inc. — Class A
23 47,858
Pinnacle Financial Partners,
Inc.
457 46,102
First Horizon Corp.
1,587 40,691
Wintrust Financial Corp.
240 38,573
Zions Bancorp North America
541 37,432
UMB Financial Corp.
262 37,403
Columbia Banking System,
Inc.
1,122 35,960
Old National Bancorp
(a)
1,362 35,276
Commerce Bancshares, Inc.
586 33,841
Valley National Bancorp
(a)
2,101 30,780
Hancock Whitney Corp.
386 28,842
Bank OZK
522 27,191
Total Banks 3,454,046
DIVERSIFIED FINANCIAL SERVICES - 23 .8%
Visa, Inc. — Class A
903 309,810
Mastercard, Inc. — Class A
473 242,933
American Express Co.
472 159,654
Charles Schwab Corp.
1,607 148,278
Interactive Brokers Group,
Inc. — Class A
1,578 137,349
Capital One Financial Corp.
675 135,418
Blackrock, Inc.
140 134,618
CME Group, Inc.
429 94,736
Intercontinental Exchange,
Inc.
743 91,471
Rocket Companies,
Inc. — Class A*
,(a)
5,262 82,877
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
DIVERSIFIED FINANCIAL SERVICES - 23.8% (continued)
XP, Inc. — Class A
5,058 $ 82,243
Ameriprise Financial, Inc.
165 75,695
Apollo Global Management,
Inc.
637 75,363
Nasdaq, Inc.
885 69,756
Coinbase Global,
Inc. — Class A*
,(a)
461 67,394
Ares Management
Corp. — Class A
560 62,334
Raymond James Financial,
Inc.
395 60,052
Synchrony Financial
784 59,623
T. Rowe Price Group, Inc.
513 58,323
SoFi Technologies, Inc.*
3,201 57,394
LPL Financial Holdings, Inc.
193 54,364
Tradeweb Markets,
Inc. — Class A
544 54,215
Cboe Global Markets, Inc.
218 52,902
Brookfield Asset Management
Ltd. — Class A
1,072 48,079
TPG, Inc. — Class A
1,067 43,267
Ally Financial, Inc.
921 42,320
Blue Owl Capital,
Inc. — Class A
4,531 39,646
Franklin Resources, Inc.
1,141 37,961
Invesco Ltd.
1,425 37,606
SEI Investments Co.
413 36,224
Galaxy Digital, Inc. — Class
A*
1,228 33,574
Jefferies Financial Group, Inc.
572 28,589
SLM Corp.
1,023 26,537
Hamilton Lane, Inc. — Class
A
302 23,807
Upstart Holdings, Inc.*
589 20,868
Webull Corp.*
2,668 17,395
Dave, Inc.*
27 10,060
Total Diversified Financial Services 2,812,735
INSURANCE - 17 .2%
Berkshire Hathaway,
Inc. — Class B*
780 390,304
Progressive Corp.
622 135,876
Marsh & McLennan
Companies, Inc.
621 103,502
Arch Capital Group Ltd.*
1,055 102,398
Travelers Companies, Inc.
304 100,356
Willis Towers Watson plc
382 99,843
Allstate Corp.
395 93,986
Arthur J Gallagher & Co.
391 89,762
Chubb Ltd.
263 89,615
Aflac, Inc.
760 89,110
Aon plc — Class A
259 85,908
MetLife, Inc.
904 76,487
American International Group,
Inc.
965 71,921
Prudential Financial, Inc.
660 71,234
Hartford Insurance Group,
Inc.
535 70,898
Cincinnati Financial Corp.
347 64,244
Principal Financial Group, Inc.
512 55,183
Brown & Brown, Inc.
811 52,026
W R Berkley Corp.
737 51,981
Equitable Holdings, Inc.
936 41,072

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
FINANCIAL SERVICES FUND
June 30, 2026
16 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
INSURANCE - 17.2% (continued)
Corebridge Financial, Inc.
1,079 $ 30,892
Selective Insurance Group,
Inc.
294 28,521
Brighthouse Financial, Inc.*
350 22,155
Erie Indemnity Co. — Class A
66 15,824
Total Insurance 2,033,098
REITS - 16 .3%
Welltower, Inc.
671 152,297
Prologis, Inc.
931 126,123
Equinix, Inc.
113 117,790
Simon Property Group, Inc.
441 98,630
American Tower Corp.
581 95,034
Digital Realty Trust, Inc.
513 92,125
Realty Income Corp.
1,420 87,983
Public Storage
256 81,487
Ventas, Inc.
878 77,967
Iron Mountain, Inc.
546 68,965
Extra Space Storage, Inc.
433 62,915
Crown Castle, Inc.
806 61,038
VICI Properties, Inc. — Class
A
2,286 60,693
AvalonBay Communities, Inc.
319 60,192
Equity Residential
873 59,303
Invitation Homes, Inc.
1,648 49,786
Weyerhaeuser Co.
2,012 48,167
SBA Communications
Corp. — Class A
268 47,291
Mid-America Apartment
Communities, Inc.
336 46,684
Annaly Capital Management,
Inc.
2,086 46,643
Lamar Advertising
Co. — Class A
294 45,858
Healthpeak Properties, Inc.
2,128 45,539
Host Hotels & Resorts, Inc.
1,919 45,500
Regency Centers Corp.
556 44,336
Sun Communities, Inc.
361 43,288
UDR, Inc.
1,058 42,235
AGNC Investment Corp.
3,846 41,921
Equity LifeStyle Properties,
Inc.
634 40,861
Gaming and Leisure
Properties, Inc.
875 38,964
Total REITS 1,929,615
COMMERCIAL SERVICES - 6 .5%
S&P Global, Inc.
314 127,880
Moody's Corp.
213 96,472
Block, Inc.*
1,061 80,636
PayPal Holdings, Inc.
1,703 73,536
StoneCo Ltd. — Class A
6,486 70,308
Affirm Holdings, Inc.*
782 63,772
Global Payments, Inc.
752 54,565
Corpay, Inc.*
154 51,324
Toast, Inc. — Class A*
1,728 48,073
Remitly Global, Inc.*
,(a)
1,141 25,570
MarketAxess Holdings, Inc.
200 22,698
Shift4 Payments,
Inc. — Class A*
,(a)
427 20,769
Euronet Worldwide, Inc.*
262 19,176
Morningstar, Inc.
71 11,077
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
COMMERCIAL SERVICES - 6.5% (continued)
Sezzle, Inc.*
53 $ 9,096
Total Commercial Services 774,952
PRIVATE EQUITY - 2 .9%
Blackstone, Inc.
1,177 138,498
KKR & Company, Inc.
1,000 91,780
Brookfield Corp. — Class A
1,738 74,021
Carlyle Group, Inc.
886 37,309
Total Private Equity 341,608
SOFTWARE - 1 .8%
MSCI, Inc. — Class A
128 71,685
Fiserv, Inc.*
1,117 54,789
Fidelity National Information
Services, Inc.
1,344 52,255
Jack Henry & Associates, Inc.
276 38,016
Total Software 216,745
INTERNET - 0 .9%
Robinhood Markets,
Inc. — Class A*
1,115 111,812
INVESTMENT COMPANIES - 0 .4%
Ares Capital Corp.
(a)
2,243 41,563
HEALTHCARE-SERVICES - 0 .3%
Oscar Health, Inc. — Class A*
1,121 31,971
MEDIA - 0 .2%
FactSet Research Systems,
Inc.
118 27,149
Total Common Stocks
(Cost $8,629,382) 11,775,294
SECURITIES LENDING COLLATERAL
(b)
- 0 .4%
MONEY MARKET FUNDS - 0 .4%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
48,006 48,006
Total Securities Lending Collateral
(Cost $48,006) 48,006
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 0 .5%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 32,259 32,259
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 32,257 32,257
Total Repurchase Agreements
(Cost $64,516) 64,516
Total Investments - 100.4%
(Cost $8,741,904) $ 11,887,816
Other Assets & Liabilities, net - (0.4)% (45,484)
Total Net Assets - 100.0% $ 11,842,332

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
FINANCIAL SERVICES FUND
June 30, 2026
| 17
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 11,775,294 $ — $ — $ 11,775,294
Securities Lending Collateral 48,006 — — 48,006
Repurchase Agreements — 64,516 — 64,516
Total Assets $ 11,823,300 $ 64,516 $ — $ 11,887,816
– – – –

18 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
HEALTH CARE FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .9%
PHARMACEUTICALS - 33 .8%
Eli Lilly & Co.
588 $ 705,265
Johnson & Johnson
2,203 559,496
AbbVie, Inc.
1,945 489,440
Merck & Company, Inc.
3,083 396,165
CVS Health Corp.
2,459 254,384
Pfizer, Inc.
10,090 242,967
Bristol-Myers Squibb Co.
4,101 236,300
McKesson Corp.
270 204,012
Cardinal Health, Inc.
702 166,767
Novo Nordisk A/S ADR
3,350 160,599
Cencora, Inc.
562 159,035
Becton Dickinson & Co.
952 144,066
Jazz Pharmaceuticals plc*
539 129,883
Alkermes plc*
2,400 125,748
AstraZeneca plc
611 115,858
Teva Pharmaceutical
Industries Ltd. ADR*
3,388 114,785
GSK plc ADR
2,172 113,856
Novartis AG ADR
688 107,823
Zoetis, Inc.
1,499 107,718
Dexcom, Inc.*
1,567 105,537
Ascendis Pharma A/S*
386 102,954
Viatris, Inc.
5,858 93,025
Neurocrine Biosciences, Inc.*
542 91,346
Elanco Animal Health, Inc.*
3,112 76,586
Vaxcyte, Inc.*
1,192 69,291
Henry Schein, Inc.*
763 63,726
Protagonist Therapeutics,
Inc.*
517 63,374
Corcept Therapeutics, Inc.*
722 62,778
Madrigal Pharmaceuticals,
Inc.*
,(a)
108 57,991
Mirum Pharmaceuticals, Inc.*
462 54,086
Rhythm Pharmaceuticals,
Inc.*
471 52,295
Indivior Pharmaceuticals, Inc.*
1,233 50,590
Total Pharmaceuticals 5,477,746
HEALTHCARE-PRODUCTS - 24 .8%
Thermo Fisher Scientific, Inc.
622 311,846
Abbott Laboratories
3,030 274,942
Intuitive Surgical, Inc.*
639 254,118
Danaher Corp.
1,326 252,577
Stryker Corp.
747 235,186
Boston Scientific Corp.*
3,902 166,537
Edwards Lifesciences Corp.*
1,794 162,285
Medtronic plc
1,925 150,593
Natera, Inc.*
553 150,112
Agilent Technologies, Inc.
1,040 138,143
Waters Corp.*
366 137,265
IDEXX Laboratories, Inc.*
258 135,822
GE HealthCare Technologies,
Inc.
1,842 117,906
ResMed, Inc.
600 116,928
West Pharmaceutical
Services, Inc.
321 115,239
Guardant Health, Inc.*
687 103,071
Alcon AG
1,502 100,784
STERIS plc
475 100,021
Zimmer Biomet Holdings, Inc.
1,036 89,189
Cooper Companies, Inc.*
1,179 84,546
A
A
A SHARES VALUE
COMMON STOCKS - 99.9% (continued)
HEALTHCARE-PRODUCTS - 24.8% (continued)
Bio-Techne Corp.
1,178 $ 83,226
Revvity, Inc.
(a)
726 80,775
Align Technology, Inc.*
438 73,873
Baxter International, Inc.
3,464 73,852
Insulet Corp.*
472 71,862
Tempus AI, Inc. — Class A*
1,065 61,695
Repligen Corp.*
438 59,761
Lantheus Holdings, Inc.*
537 59,575
Avantor, Inc.*
5,829 57,707
Bruker Corp.
956 57,532
Merit Medical Systems, Inc.*
651 45,140
Dentsply Sirona, Inc.
3,066 32,530
TransMedics Group, Inc.*
462 30,686
IRhythm Holdings, Inc.*
211 25,098
Total Healthcare-Products 4,010,422
BIOTECHNOLOGY - 23 .9%
Amgen, Inc.
835 302,370
Gilead Sciences, Inc.
2,132 269,357
Vertex Pharmaceuticals, Inc.*
522 259,293
Regeneron Pharmaceuticals,
Inc.
281 175,215
Revolution Medicines, Inc.*
793 148,513
Alnylam Pharmaceuticals,
Inc.*
469 141,183
Argenx SE ADR*
145 134,527
BeOne Medicines Ltd. ADR*
457 130,231
Moderna, Inc.*
1,838 128,715
Biogen, Inc.*
590 127,475
Royalty Pharma plc — Class
A
2,150 120,550
Illumina, Inc.*
659 115,872
CRISPR Therapeutics AG*
2,051 111,862
BioNTech SE ADR*
1,196 111,288
Insmed, Inc.*
1,006 107,260
United Therapeutics Corp.*
191 103,490
Roivant Sciences Ltd.*
2,808 99,375
Incyte Corp.*
855 96,923
Bridgebio Pharma, Inc.*
,(a)
1,113 82,896
Ionis Pharmaceuticals, Inc.*
1,022 81,034
Cytokinetics, Inc.*
,(a)
949 80,845
Exelixis, Inc.*
1,465 79,711
Arrowhead Pharmaceuticals,
Inc.*
918 74,826
BioMarin Pharmaceutical,
Inc.*
1,298 74,272
Halozyme Therapeutics, Inc.*
897 70,208
Axsome Therapeutics, Inc.*
279 68,291
Krystal Biotech, Inc.*
,(a)
182 67,644
TG Therapeutics, Inc.*
,(a)
1,182 64,939
PTC Therapeutics, Inc.*
724 59,057
Scholar Rock Holding Corp.*
1,071 58,905
Viking Therapeutics, Inc.*
,(a)
1,377 53,717
Praxis Precision Medicines,
Inc.*
157 52,562
Ultragenyx Pharmaceutical,
Inc.*
1,383 46,178
ACADIA Pharmaceuticals,
Inc.*
1,689 42,732
Recursion Pharmaceuticals,
Inc. — Class A*
,(a)
8,936 32,795
Sarepta Therapeutics, Inc.*
,(a)
1,811 32,544

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
HEALTH CARE FUND
June 30, 2026
| 19
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.9% (continued)
BIOTECHNOLOGY - 23.9% (continued)
Summit Therapeutics, Inc.*
2,186 $ 31,850
ADMA Biologics, Inc.*
3,601 30,140
Total Biotechnology 3,868,645
HEALTHCARE-SERVICES - 15 .3%
UnitedHealth Group, Inc.
1,037 431,008
Elevance Health, Inc.
514 198,779
Cigna Group
659 181,673
HCA Healthcare, Inc.
435 169,602
Humana, Inc.
394 156,505
ICON plc*
821 142,616
IQVIA Holdings, Inc.*
667 128,878
Centene Corp.*
1,962 125,941
Quest Diagnostics, Inc.
512 108,518
Labcorp Holdings, Inc.
387 108,360
Tenet Healthcare Corp.*
475 88,863
Molina Healthcare, Inc.*
366 83,704
Charles River Laboratories
International, Inc.*
350 79,377
Medpace Holdings, Inc.*
142 75,202
Ensign Group, Inc.
440 70,532
Universal Health Services,
Inc. — Class B
434 64,531
HealthEquity, Inc.*
671 60,605
Alignment Healthcare, Inc.*
2,062 49,096
RadNet, Inc.*
758 46,746
Option Care Health, Inc.*
1,920 40,262
Acadia Healthcare Company,
Inc.*
1,298 38,330
GeneDx Holdings
Corp. — Class A*
,(a)
337 23,135
Total Healthcare-Services 2,472,263
SOFTWARE - 1 .0%
Veeva Systems, Inc. — Class
A*
664 117,840
Waystar Holding Corp.*
1,767 36,277
Total Software 154,117
ELECTRONICS - 0 .7%
Mettler-Toledo International,
Inc.*
93 118,808
INTERNET - 0 .4%
Hims & Hers Health, Inc.*
1,892 65,596
Total Common Stocks
(Cost $8,239,927) 16,167,597
A
A
A SHARES VALUE
RIGHTS - 0 .0%
PHARMACEUTICALS - 0 .0%
Johnson & Johnson
Expiring 12/31/29*
,(b)
752 $ —
Sanofi S.A.
Expiring 06/30/32*
,(b)
630 —
Total Pharmaceuticals —
Total Rights
(Cost $–) —
SECURITIES LENDING COLLATERAL
(c)
- 0 .0%
MONEY MARKET FUNDS - 0 .0%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(d)
3,528 3,528
Total Securities Lending Collateral
(Cost $3,528) 3,528
FACE
AMOUNT
REPURCHASE AGREEMENTS
(e)
- 1 .1%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 88,279 88,279
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 88,275 88,275
Total Repurchase Agreements
(Cost $176,554) 176,554
Total Investments - 101.0%
(Cost $8,420,009) $ 16,347,679
Other Assets & Liabilities, net - (1.0)% (156,064)
Total Net Assets - 100.0% $ 16,191,615
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Value determined based on Level 3 inputs — See Note 3 .
(c)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)
Rate indicated is the 7-day yield as of June 30, 2026.
(e)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
HEALTH CARE FUND
June 30, 2026
20 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 16,167,597 $ — $ — $ 16,167,597
Rights — — —
(a)
—
Securities Lending Collateral 3,528 — — 3,528
Repurchase Agreements — 176,554 — 176,554
Total Assets $ 16,171,125 $ 176,554 $ — $ 16,347,679
– – – –
(a)
Securities with a market value of $0.

| 21
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INTERNET FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .9%
INTERNET - 53 .5%
Alphabet, Inc. — Class A
3,399 $ 1,214,701
Amazon.com, Inc.*
3,763 896,873
Meta Platforms, Inc. — Class
A
1,197 674,258
Netflix, Inc.*
6,997 499,586
Uber Technologies, Inc.*
5,243 378,335
Booking Holdings, Inc.
2,103 374,839
Airbnb, Inc. — Class A*
2,045 292,640
DoorDash, Inc. — Class A*
1,558 287,498
Shopify, Inc. — Class A*
2,397 273,690
MercadoLibre, Inc.*
136 230,845
eBay, Inc.
1,921 214,672
Expedia Group, Inc.
704 180,140
Reddit, Inc. — Class A*
1,014 176,010
Coupang, Inc.*
9,229 160,308
F5, Inc.*
364 151,409
Spotify Technology S.A.*
325 149,217
Roku, Inc.*
1,061 146,567
Alibaba Group Holding Ltd.
ADR
1,381 132,548
VeriSign, Inc.
524 131,817
Baidu, Inc. ADR*
1,080 123,433
Wix.com Ltd.*
2,512 113,969
Wayfair, Inc. — Class A*
1,204 111,274
JD.com, Inc. ADR
4,323 110,150
GoDaddy, Inc. — Class A*
1,297 110,089
Pinterest, Inc. — Class A*
4,848 101,953
Match Group, Inc.
2,509 95,467
Trip.com Group Ltd. ADR*
2,311 92,070
Bilibili, Inc. ADR*
5,312 90,463
Chewy, Inc. — Class A*
,(a)
4,564 89,683
Etsy, Inc.*
1,086 81,808
Zillow Group, Inc. — Class C*
2,508 79,052
Lyft, Inc. — Class A*
,(a)
5,032 73,518
Snap, Inc. — Class A*
15,341 68,114
People, Inc.*
,(a)
1,291 59,593
Cargurus, Inc.*
1,703 58,055
Ziff Davis, Inc.*
,(a)
860 45,038
TripAdvisor, Inc.*
2,966 40,664
Trump Media & Technology
Group Corp.*
4,229 32,733
Grindr, Inc.*
1,447 20,793
Bumble, Inc. — Class A*
4,410 14,112
Total Internet 8,177,984
SOFTWARE - 25 .1%
Salesforce, Inc.
2,133 334,156
Datadog, Inc. — Class A*
1,171 304,882
Cloudflare, Inc. — Class A*
1,183 290,166
Snowflake, Inc.*
1,128 287,076
Adobe, Inc.*
1,330 272,677
Take-Two Interactive
Software, Inc.*
879 219,732
Electronic Arts, Inc.
1,063 217,958
ROBLOX Corp. — Class A*
3,812 207,297
CoreWeave, Inc. — Class A*
1,991 198,184
Twilio, Inc. — Class A*
831 171,460
Veeva Systems, Inc. — Class
A*
924 163,982
Workday, Inc. — Class A*
1,332 163,063
MongoDB, Inc. — Class A*
451 151,491
A
A
A SHARES VALUE
COMMON STOCKS - 99.9% (continued)
SOFTWARE - 25.1% (continued)
Zoom Communications,
Inc. — Class A*
1,709 $ 147,504
Akamai Technologies, Inc.*
1,005 118,801
Nutanix, Inc. — Class A*
2,284 116,393
NetEase, Inc. ADR
798 102,256
Docusign, Inc. — Class A*
1,985 88,174
Dropbox, Inc. — Class A*
2,733 75,075
DigitalOcean Holdings, Inc.*
475 74,589
Box, Inc. — Class A*
2,232 59,237
Fastly, Inc. — Class A*
2,680 49,205
ZoomInfo Technologies,
Inc. — Class A*
7,713 22,599
Total Software 3,835,957
TELECOMMUNICATIONS - 14 .2%
Cisco Systems, Inc.
5,202 611,027
Arista Networks, Inc.*
2,481 421,472
Ciena Corp.*
542 265,884
Motorola Solutions, Inc.
611 253,742
Viasat, Inc.*
1,237 111,095
Nokia Oyj ADR
8,288 110,065
Viavi Solutions, Inc.*
2,118 101,135
Telefonaktiebolaget LM
Ericsson ADR
8,512 94,909
Applied Digital Corp.*
2,391 89,184
Extreme Networks, Inc.*
1,916 62,021
Vistance Networks, Inc.
3,907 49,931
Total Telecommunications 2,170,465
COMPUTERS - 3 .0%
Lumentum Holdings, Inc.*
283 242,831
Okta, Inc.*
1,167 159,237
NetScout Systems, Inc.*
1,225 53,349
Total Computers 455,417
COMMERCIAL SERVICES - 1 .5%
PayPal Holdings, Inc.
4,482 193,533
Paylocity Holding Corp.*
380 39,721
Total Commercial Services 233,254
ELECTRONICS - 0 .7%
Applied Optoelectronics, Inc.*
662 98,082
REAL ESTATE - 0 .6%
CoStar Group, Inc.*
3,458 97,931
ENTERTAINMENT - 0 .6%
DraftKings, Inc. — Class A*
3,839 96,973
AEROSPACE & DEFENSE - 0 .4%
Ondas, Inc.*
,(a)
6,781 55,875
HEALTHCARE-SERVICES - 0 .3%
Teladoc Health, Inc.*
4,701 39,864
Total Common Stocks
(Cost $7,409,651) 15,261,802

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INTERNET FUND
June 30, 2026
22 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
SECURITIES LENDING COLLATERAL
(b)
- 0 .1%
MONEY MARKET FUNDS - 0 .1%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
7,936 $ 7,936
Total Securities Lending Collateral
(Cost $7,936) 7,936
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(d)
- 0 .7%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 56,657 $ 56,657
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 56,654 56,654
Total Repurchase Agreements
(Cost $113,311) 113,311
Total Investments - 100.7%
(Cost $7,530,898) $ 15,383,049
Other Assets & Liabilities, net - (0.7)% (108,918)
Total Net Assets - 100.0% $ 15,274,131
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 15,261,802 $ — $ — $ 15,261,802
Securities Lending Collateral 7,936 — — 7,936
Repurchase Agreements — 113,311 — 113,311
Total Assets $ 15,269,738 $ 113,311 $ — $ 15,383,049
– – – –

| 23
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
LEISURE FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
RETAIL - 19 .4%
McDonald's Corp.
782 $ 211,382
Starbucks Corp.
1,639 167,489
Chipotle Mexican Grill,
Inc. — Class A*
3,150 107,100
Yum! Brands, Inc.
662 105,827
Restaurant Brands
International, Inc.
1,221 88,535
Darden Restaurants, Inc.
361 74,370
Texas Roadhouse,
Inc. — Class A
307 59,322
Yum China Holdings, Inc.
1,440 58,853
Dutch Bros, Inc. — Class A*
,(a)
799 57,376
Domino's Pizza, Inc.
164 48,550
Cracker Barrel Old Country
Store, Inc.
(a)
762 40,615
Cava Group, Inc.*
517 40,574
Brinker International, Inc.*
228 38,304
Cheesecake Factory, Inc.
(a)
378 30,066
Shake Shack, Inc. — Class A*
410 22,968
Wingstop, Inc.
123 21,329
Wendy's Co.
(a)
2,364 19,598
Papa John's International, Inc.
453 16,657
Sweetgreen, Inc. — Class A*
1,705 15,021
Bloomin' Brands, Inc.
1,514 13,838
Dave & Buster's
Entertainment, Inc.*
692 7,889
Total Retail 1,245,663
INTERNET - 17 .8%
Netflix, Inc.*
3,593 256,540
Booking Holdings, Inc.
1,080 192,499
Airbnb, Inc. — Class A*
1,050 150,255
DoorDash, Inc. — Class A*
800 147,624
Expedia Group, Inc.
362 92,629
Spotify Technology S.A.*
188 86,316
MakeMyTrip Ltd.*
1,434 76,418
Roku, Inc.*
545 75,286
Trip.com Group Ltd. ADR*
1,477 58,844
Serve Robotics, Inc.*
,(a)
1,508 9,923
Total Internet 1,146,334
MEDIA - 13 .4%
Walt Disney Co.
2,057 197,986
Comcast Corp. — Class A
6,036 148,184
Warner Bros Discovery, Inc.*
4,638 123,649
Fox Corp. — Class A
(a)
1,131 58,993
News Corp. — Class A
2,314 57,457
Charter Communications,
Inc. — Class A*
401 57,026
New York Times Co. — Class
A
681 47,656
Paramount Skydance
Corp. — Class B
4,617 45,524
Sirius XM Holdings, Inc.
1,292 38,166
Versant Media Group, Inc.
930 33,489
Liberty Broadband
Corp. — Class C*
1,005 33,426
Nexstar Media Group,
Inc. — Class A
121 21,610
Total Media 863,166
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
ENTERTAINMENT - 9 .6%
Live Nation Entertainment,
Inc.*
,(a)
469 $ 85,879
TKO Group Holdings,
Inc. — Class A
416 83,745
Flutter Entertainment plc*
567 57,930
Warner Music Group
Corp. — Class A
2,092 56,630
Sportradar Group
AG — Class A*
3,782 56,617
DraftKings, Inc. — Class A*
1,971 49,787
Red Rock Resorts,
Inc. — Class A
(a)
599 38,971
Churchill Downs, Inc.
434 38,904
Caesars Entertainment, Inc.*
1,264 38,147
Vail Resorts, Inc.
(a)
254 34,582
Cinemark Holdings, Inc.
864 27,415
Penn Entertainment, Inc.*
1,252 26,743
Six Flags Entertainment
Corp.*
938 19,979
Total Entertainment 615,329
LODGING - 8 .8%
Marriott International,
Inc. — Class A
359 133,042
Hilton Worldwide Holdings,
Inc.
400 132,184
Hyatt Hotels Corp. — Class
A
(a)
328 63,579
Las Vegas Sands Corp.
1,178 54,412
MGM Resorts International*
960 45,898
Wyndham Hotels & Resorts,
Inc.
487 41,010
Wynn Resorts Ltd.
416 40,389
Boyd Gaming Corp.
(a)
382 33,742
Choice Hotels International,
Inc.
(a)
177 19,518
Total Lodging 563,774
LEISURE TIME - 8 .6%
Royal Caribbean Cruises Ltd.
448 142,253
Carnival Corporation Ltd.
3,424 97,824
Viking Holdings Ltd.*
741 77,561
Norwegian Cruise Line
Holdings Ltd.*
2,395 50,559
Life Time Group Holdings,
Inc.*
1,027 41,943
Planet Fitness, Inc. — Class
A*
613 31,980
YETI Holdings, Inc.*
603 29,885
Polaris, Inc.
435 29,771
Peloton Interactive,
Inc. — Class A*
4,341 25,655
Harley-Davidson, Inc.
977 23,897
Total Leisure Time 551,328
AGRICULTURE - 7 .8%
Philip Morris International, Inc.
1,451 262,500
Altria Group, Inc.
2,408 173,256
British American Tobacco plc
ADR
1,113 68,739
Total Agriculture 504,495
SOFTWARE - 6 .2%
Take-Two Interactive
Software, Inc.*
452 112,991
ROBLOX Corp. — Class A*
1,957 106,422

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
LEISURE FUND
June 30, 2026
24 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
SOFTWARE - 6.2% (continued)
Electronic Arts, Inc.
464 $ 95,139
NetEase, Inc. ADR
524 67,145
SHARPLINK, Inc.*
2,878 13,814
Total Software 395,511
BEVERAGES - 4 .5%
Constellation Brands,
Inc. — Class A
503 69,962
Anheuser-Busch InBev S.A.
ADR
790 65,096
Diageo plc ADR
785 63,099
Brown-Forman Corp. — Class
B
(a)
2,028 54,046
Molson Coors Beverage
Co. — Class B
1,003 39,077
Total Beverages 291,280
TOYS, GAMES & HOBBIES - 1 .3%
Hasbro, Inc.
646 53,353
Mattel, Inc.*
,(a)
2,236 31,036
Total Toys, Games & Hobbies 84,389
TELECOMMUNICATIONS - 1 .1%
EchoStar Corp. — Class A*
672 68,208
FOOD SERVICE - 1 .0%
Aramark
1,081 61,509
Total Common Stocks
(Cost $3,933,342) 6,390,986
A
A
A SHARES VALUE
SECURITIES LENDING COLLATERAL
(b)
- 0 .6%
MONEY MARKET FUNDS - 0 .6%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
39,115 $ 39,115
Total Securities Lending Collateral
(Cost $39,115) 39,115
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 0 .6%
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 19,970 19,970
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 19,970 19,970
Total Repurchase Agreements
(Cost $39,940) 39,940
Total Investments - 100.7%
(Cost $4,012,397) $ 6,470,041
Other Assets & Liabilities, net - (0.7)% (47,673)
Total Net Assets - 100.0% $ 6,422,368
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 6,390,986 $ — $ — $ 6,390,986
Securities Lending Collateral 39,115 — — 39,115
Repurchase Agreements — 39,940 — 39,940
Total Assets $ 6,430,101 $ 39,940 $ — $ 6,470,041
– – – –

| 25
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
PRECIOUS METALS FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99 .9%
MINING - 99 .9%
Newmont Corp.
91,936 $ 8,586,822
Freeport-McMoRan, Inc.
126,709 7,968,729
Agnico Eagle Mines Ltd.
49,036 7,606,955
Barrick Mining Corp.
178,230 6,546,388
Wheaton Precious Metals
Corp.
55,171 6,196,807
Franco-Nevada Corp.
24,003 5,003,185
Anglogold Ashanti plc
59,313 4,797,829
Gold Fields Ltd. ADR
134,848 4,529,544
Kinross Gold Corp.
189,379 4,473,132
Pan American Silver Corp.
82,465 3,693,607
Royal Gold, Inc.
17,689 3,530,901
Coeur Mining, Inc.
215,487 3,516,748
Alamos Gold, Inc. — Class A
94,668 2,872,227
Hecla Mining Co.
183,569 2,832,470
Harmony Gold Mining
Company Ltd. ADR
164,986 2,509,437
IAMGOLD Corp.*
158,257 2,506,791
First Majestic Silver Corp.
146,939 2,492,085
Eldorado Gold Corp.
79,991 2,486,920
Equinox Gold Corp.
233,847 2,272,993
SSR Mining, Inc.*
75,546 2,136,441
OR Royalties, Inc.
65,280 2,064,806
Sibanye Stillwater Ltd. ADR
233,478 1,982,228
B2Gold Corp.
468,199 1,751,064
Centerra Gold, Inc.
97,444 1,545,462
Aris Mining Corp.*
99,762 1,487,451
Orla Mining Ltd.
146,614 1,435,351
Skeena Resources Ltd.*
52,338 1,395,331
Fortuna Mining Corp.*
161,873 1,367,827
Endeavour Silver Corp.*
164,974 1,365,985
Triple Flag Precious Metals
Corp.
43,147 1,293,116
Silvercorp Metals, Inc.
121,548 1,227,635
Novagold Resources, Inc.*
194,406 1,160,604
A
A
A SHARES VALUE
COMMON STOCKS - 99.9% (continued)
MINING - 99.9% (continued)
Perpetua Resources Corp.*
50,043 $ 1,038,893
Seabridge Gold, Inc.*
37,001 952,406
Hycroft Mining Holding
Corp. — Class A*
,(a)
39,956 934,970
Avino Silver & Gold Mines
Ltd.*
139,035 881,482
McEwen, Inc.*
,(a)
45,419 823,447
Aura Minerals, Inc.
12,964 816,084
i-80 Gold Corp.*
208,445 300,161
Total Mining 110,384,314
Total Common Stocks
(Cost $41,942,440) 110,384,314
SECURITIES LENDING COLLATERAL
(b)
- 0 .6%
MONEY MARKET FUNDS - 0 .6%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
699,745 699,745
Total Securities Lending Collateral
(Cost $699,745) 699,745
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 0 .8%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 438,295 438,295
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 438,274 438,274
Total Repurchase Agreements
(Cost $876,569) 876,569
Total Investments - 101.3%
(Cost $43,518,754) $ 111,960,628
Other Assets & Liabilities, net - (1.3)% (1,451,903)
Total Net Assets - 100.0% $ 110,508,725
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
PRECIOUS METALS FUND
June 30, 2026
26 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 110,384,314 $ — $ — $ 110,384,314
Securities Lending Collateral 699,745 — — 699,745
Repurchase Agreements — 876,569 — 876,569
Total Assets $ 111,084,059 $ 876,569 $ — $ 111,960,628
– – – –

| 27
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
REAL ESTATE FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 97 .7%
REITs - 89 .1%
REITs-Diversified - 20 .5%
Equinix, Inc.
75 $ 78,179
American Tower Corp.
388 63,465
Digital Realty Trust, Inc.
342 61,416
Crown Castle, Inc.
539 40,818
VICI Properties, Inc. — Class
A
1,527 40,542
Weyerhaeuser Co.
1,343 32,151
Lamar Advertising
Co. — Class A
193 30,104
WP Carey, Inc.
417 29,816
Gaming and Leisure
Properties, Inc.
584 26,006
SBA Communications
Corp. — Class A
130 22,940
Rayonier, Inc.
932 19,833
Outfront Media, Inc.
572 18,739
Millrose Properties, Inc.
580 17,429
EPR Properties
276 16,011
Broadstone Net Lease, Inc.
735 15,192
Total REITs-Diversified 512,641
REITs-Health Care - 13 .5%
Welltower, Inc.
448 101,682
Ventas, Inc.
587 52,126
Healthpeak Properties, Inc.
1,421 30,409
Omega Healthcare Investors,
Inc.
627 29,895
American Healthcare REIT,
Inc.
518 27,014
CareTrust REIT, Inc.
622 25,098
Alexandria Real Estate
Equities, Inc.
442 23,360
Healthcare Realty Trust,
Inc. — Class A
1,000 20,170
Sabra Health Care REIT, Inc.
900 17,559
Medical Properties Trust, Inc.
2,429 11,222
Total REITs-Health Care 338,535
REITs-Apartments - 10 .7%
AvalonBay Communities, Inc.
213 40,191
Equity Residential
583 39,603
Invitation Homes, Inc.
1,100 33,231
Mid-America Apartment
Communities, Inc.
225 31,262
UDR, Inc.
707 28,223
Essex Property Trust, Inc.
94 27,409
Camden Property Trust
229 26,218
American Homes 4
Rent — Class A
775 25,978
Independence Realty Trust,
Inc.
924 15,422
Total REITs-Apartments 267,537
REITs-Warehouse/Industries - 9 .2%
Prologis, Inc.
621 84,127
First Industrial Realty Trust,
Inc.
355 21,765
STAG Industrial, Inc.
557 21,200
Rexford Industrial Realty, Inc.
624 20,904
Terreno Realty Corp.
306 19,820
EastGroup Properties, Inc.
91 18,430
Americold Realty Trust, Inc.
1,090 17,135
LXP Industrial Trust
256 13,793
A
A
A SHARES VALUE
COMMON STOCKS - 97.7% (continued)
REITs - 89.1% (continued)
REITs-Warehouse/Industries - 9.2% (continued)
Lineage, Inc.
(a)
313 $ 13,537
Total REITs-Warehouse/Industries 230,711
REITs-Storage - 7 .3%
Public Storage
171 54,431
Iron Mountain, Inc.
365 46,103
Extra Space Storage, Inc.
289 41,992
CubeSmart
570 22,669
National Storage Affiliates
Trust
397 17,654
Total REITs-Storage 182,849
REITs-Shopping Centers - 6 .8%
Kimco Realty Corp.
1,227 31,105
Regency Centers Corp.
371 29,584
Federal Realty Investment
Trust
201 24,811
Brixmor Property Group, Inc.
748 23,584
Phillips Edison & Company,
Inc.
448 18,646
Kite Realty Group Trust
642 18,220
Acadia Realty Trust
599 12,525
NETSTREIT Corp.
538 11,368
Total REITs-Shopping Centers 169,843
REITs-Office Property - 5 .4%
BXP, Inc.
379 25,132
Vornado Realty Trust
505 19,847
Cousins Properties, Inc.
585 17,538
COPT Defense Properties
444 16,157
Kilroy Realty Corp.
425 15,925
SL Green Realty Corp.
292 15,117
Highwoods Properties, Inc.
465 14,024
Douglas Emmett, Inc.
(a)
895 10,561
Total REITs-Office Property 134,301
REITs-Single Tenant - 5 .0%
Realty Income Corp.
948 58,738
Agree Realty Corp.
(a)
307 23,252
NNN REIT, Inc.
495 23,032
Essential Properties Realty
Trust, Inc.
655 19,552
Total REITs-Single Tenant 124,574
REITs-Hotels - 4 .1%
Host Hotels & Resorts, Inc.
1,281 30,373
Ryman Hospitality Properties,
Inc.
161 20,697
Apple Hospitality REIT, Inc.
882 14,826
Park Hotels & Resorts, Inc.
901 12,839
DiamondRock Hospitality Co.
1,006 12,253
Pebblebrook Hotel Trust
606 11,762
Total REITs-Hotels 102,750
REITs-Regional Malls - 4 .1%
Simon Property Group, Inc.
294 65,753
Macerich Co.
823 20,731
Tanger, Inc.
408 16,104
Total REITs-Regional Malls 102,588
REITs-Manufactured Homes - 2 .2%
Sun Communities, Inc.
241 28,898

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
REAL ESTATE FUND
June 30, 2026
28 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 97.7% (continued)
REITs - 89.1% (continued)
REITs-Manufactured Homes - 2.2% (continued)
Equity LifeStyle Properties,
Inc.
423 $ 27,263
Total REITs-Manufactured Homes 56,161
REITS - 0 .3%
Fermi, Inc.*
833 7,630
Total REITs 2,230,120
Real Estate - 7 .2%
Real Estate Management/Services - 7 .2%
CBRE Group, Inc. — Class A*
368 49,566
Compass, Inc. — Class A*
2,312 28,507
Jones Lang LaSalle, Inc.*
90 27,896
CoStar Group, Inc.*
878 24,865
FirstService Corp.
116 16,485
Newmark Group,
Inc. — Class A
1,010 15,261
Cushman & Wakefield Ltd.*
1,016 13,604
AGNT, Inc.
993 5,372
Total Real Estate Management/Services 181,556
Total Real Estate 181,556
Internet - 1 .4%
E-Commerce/Services - 1 .4%
Zillow Group, Inc. — Class C*
637 20,078
Opendoor Technologies, Inc.*
3,275 15,131
Total E-Commerce/Services 35,209
Total Internet 35,209
Total Common Stocks
(Cost $1,691,473) 2,446,885
A
A
A SHARES VALUE
WARRANTS - 0 .0%
Opendoor Technologies, Inc.
Expiring 11/20/26* 117 $ 39
Total Warrants
(Cost $–) 39
SECURITIES LENDING COLLATERAL
(b)
- 1 .4%
Money Market Funds - 1 .4%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
34,646 34,646
Total Securities Lending Collateral
(Cost $34,646) 34,646
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 3 .6%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 44,527 44,527
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 44,524 44,524
Total Repurchase Agreements
(Cost $89,051) 89,051
Total Investments - 102.7%
(Cost $1,815,170) $ 2,570,621
Other Assets & Liabilities, net - (2.7)% (66,665)
Total Net Assets - 100.0% $ 2,503,956
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 2,446,885 $ — $ — $ 2,446,885
Warrants 39 — — 39
Securities Lending Collateral 34,646 — — 34,646
Repurchase Agreements — 89,051 — 89,051
Total Assets $ 2,481,570 $ 89,051 $ — $ 2,570,621
– – – –

| 29
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
RETAILING FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
RETAIL - 67 .4%
Walmart, Inc.
2,003 $ 226,860
Home Depot, Inc.
573 202,086
Costco Wholesale Corp.
205 191,771
Lowe's Companies, Inc.
803 177,053
TJX Companies, Inc.
1,038 157,257
O'Reilly Automotive, Inc.*
1,538 141,634
Carvana Co. — Class A*
1,917 126,177
Ross Stores, Inc.
573 121,963
Target Corp.
928 121,206
AutoZone, Inc.*
37 118,250
Williams-Sonoma, Inc.
366 85,315
Dollar General Corp.
700 80,577
Dollar Tree, Inc.*
627 75,836
Dick's Sporting Goods, Inc.
319 72,352
Genuine Parts Co.
579 68,310
Ulta Beauty, Inc.*
151 68,098
Burlington Stores, Inc.*
214 67,795
Tractor Supply Co.
2,069 65,401
Best Buy Co, Inc.
807 61,235
BJ's Wholesale Club
Holdings, Inc.*
597 52,070
GameStop Corp. — Class A*
2,194 48,444
Five Below, Inc.*
262 47,105
Murphy USA, Inc.
83 44,726
CarMax, Inc.*
827 43,740
Floor & Decor Holdings,
Inc. — Class A*
,(a)
708 42,027
Victoria's Secret & Co.*
501 41,824
Bath & Body Works, Inc.
1,654 38,257
Macy's, Inc.
1,526 35,937
Ollie's Bargain Outlet
Holdings, Inc.*
425 32,674
Warby Parker, Inc. — Class
A*
,(a)
1,058 32,100
Urban Outfitters, Inc.*
441 31,249
Advance Auto Parts, Inc.
501 31,172
Abercrombie & Fitch
Co. — Class A*
344 30,963
AutoNation, Inc.*
162 30,098
Boot Barn Holdings, Inc.*
182 29,897
Gap, Inc.
1,598 29,851
Lithia Motors, Inc. — Class A
97 28,178
Signet Jewelers Ltd.
306 26,377
Academy Sports & Outdoors,
Inc.
(a)
552 26,016
American Eagle Outfitters,
Inc.
1,459 25,095
RH*
144 23,721
PriceSmart, Inc.
120 23,441
Kohl's Corp.
1,201 21,282
National Vision Holdings,
Inc.*
,(a)
1,064 20,227
Total Retail 3,065,647
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
INTERNET - 28 .1%
Amazon.com, Inc.*
1,965 $ 468,338
MercadoLibre, Inc.*
71 120,515
eBay, Inc.
1,003 112,085
PDD Holdings, Inc. ADR*
1,304 99,469
Coupang, Inc.*
4,821 83,741
Sea Ltd. ADR*
773 74,077
Alibaba Group Holding Ltd.
ADR
744 71,409
JD.com, Inc. ADR
2,396 61,050
Wayfair, Inc. — Class A*
629 58,132
Chewy, Inc. — Class A*
2,385 46,865
Etsy, Inc.*
568 42,787
RealReal, Inc.*
1,923 22,672
Groupon, Inc.*
575 13,835
Total Internet 1,274,975
DISTRIBUTION & WHOLESALE - 1 .9%
Pool Corp.
216 46,418
LKQ Corp.
1,584 41,707
Total Distribution & Wholesale 88,125
SOFTWARE - 1 .3%
Global-e Online Ltd.*
1,678 58,277
COMMERCIAL SERVICES - 0 .8%
Valvoline, Inc.*
,(a)
914 36,140
Total Common Stocks
(Cost $2,163,918) 4,523,164
FACE
AMOUNT
REPURCHASE AGREEMENTS
(b)
- 0 .7%
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 16,376 16,376
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 16,376 16,376
Total Repurchase Agreements
(Cost $32,752) 32,752
Total Investments - 100.2%
(Cost $2,196,670) $ 4,555,916
Other Assets & Liabilities, net - (0.2)% (8,852)
Total Net Assets - 100.0% $ 4,547,064
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RETAILING FUND
June 30, 2026
30 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 4,523,164 $ — $ — $ 4,523,164
Repurchase Agreements — 32,752 — 32,752
Total Assets $ 4,523,164 $ 32,752 $ — $ 4,555,916
– – – –

| 31
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
TECHNOLOGY FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
SEMICONDUCTORS - 32 .6%
NVIDIA Corp.
16,269 $ 3,255,264
Broadcom, Inc.
5,210 1,968,077
Micron Technology, Inc.
1,595 1,841,093
Advanced Micro Devices,
Inc.*
2,724 1,582,399
Applied Materials, Inc.
1,763 1,274,649
Intel Corp.*
8,785 1,226,650
Lam Research Corp.
2,711 1,174,758
KLA Corp.
3,397 1,024,909
Texas Instruments, Inc.
2,602 775,578
Marvell Technology, Inc.
2,595 773,025
Analog Devices, Inc.
1,621 643,813
QUALCOMM, Inc.
3,397 627,732
ASML Holding N.V.
282 561,022
Taiwan Semiconductor
Manufacturing Company
Ltd. ADR
1,166 556,847
Astera Labs, Inc.*
968 467,563
Teradyne, Inc.
955 462,067
NXP Semiconductors N.V.
1,634 459,203
ARM Holdings plc ADR*
1,102 390,736
Monolithic Power Systems,
Inc.
256 353,884
Microchip Technology, Inc.
3,569 325,493
Entegris, Inc.
1,493 268,531
ON Semiconductor Corp.*
2,761 261,025
Lattice Semiconductor Corp.*
1,474 225,463
MKS, Inc.
429 190,819
Amkor Technology, Inc.
2,140 184,532
Semtech Corp.*
1,140 184,509
Rambus, Inc.*
1,295 171,898
GLOBALFOUNDRIES, Inc.
1,852 152,623
MACOM Technology
Solutions Holdings, Inc.*
397 151,007
Skyworks Solutions, Inc.
(a)
2,153 145,973
Qorvo, Inc.*
1,371 127,873
SiTime Corp.*
141 105,124
Total Semiconductors 21,914,139
SOFTWARE - 21 .8%
Microsoft Corp.
6,697 2,498,115
Palantir Technologies,
Inc. — Class A*
6,357 741,671
Oracle Corp.
4,940 723,957
Salesforce, Inc.
3,339 523,088
Nebius Group N.V. — Class
A*
1,750 483,297
Cadence Design Systems,
Inc.*
1,282 481,160
ServiceNow, Inc.*
4,806 477,140
Datadog, Inc. — Class A*
1,832 476,980
Cloudflare, Inc. — Class A*
1,852 454,259
Snowflake, Inc.*
1,763 448,683
Synopsys, Inc.*
993 442,947
Adobe, Inc.*
2,082 426,852
Intuit, Inc.
1,513 394,893
Take-Two Interactive
Software, Inc.*
1,378 344,472
ROBLOX Corp. — Class A*
5,960 324,105
Electronic Arts, Inc.
1,469 301,204
Autodesk, Inc.*
1,538 299,018
Atlassian Corp. — Class A*
3,787 294,591
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
SOFTWARE - 21.8% (continued)
CoreWeave, Inc. — Class A*
2,912 $ 289,860
Roper Technologies, Inc.
834 282,217
SAP SE ADR
1,807 278,477
Twilio, Inc. — Class A*
1,300 268,229
Monday.com Ltd.*
3,614 261,617
Workday, Inc. — Class A*
2,082 254,878
Fair Isaac Corp.*
211 252,099
MongoDB, Inc. — Class A*
705 236,809
Zoom Communications,
Inc. — Class A*
2,672 230,620
Strategy, Inc. — Class A*
2,576 223,932
IonQ, Inc.*
,(a)
3,768 200,684
Samsara, Inc. — Class A*
6,081 197,207
Akamai Technologies, Inc.*
1,570 185,590
Nutanix, Inc. — Class A*
3,569 181,876
PTC, Inc.*
1,532 174,051
Unity Software, Inc.*
5,735 163,906
HubSpot, Inc.*
782 142,723
Docusign, Inc. — Class A*
3,102 137,791
Dropbox, Inc. — Class A*
4,274 117,407
Bentley Systems,
Inc. — Class B
(a)
3,556 106,289
Gitlab, Inc. — Class A*
3,364 102,703
Manhattan Associates, Inc.*
666 92,740
SoundHound AI, Inc. — Class
A*
,(a)
11,810 76,411
Quantum Computing, Inc.*
,(a)
6,753 65,504
Total Software 14,660,052
COMPUTERS - 17 .7%
Apple, Inc.
10,497 3,037,412
Sandisk Corp.*
613 1,393,797
Western Digital Corp.
1,250 798,400
Dell Technologies,
Inc. — Class C
1,832 790,435
International Business
Machines Corp.
2,774 780,077
Seagate Technology Holdings
plc
763 736,295
Crowdstrike Holdings,
Inc. — Class A*
871 664,695
Fortinet, Inc.*
3,050 468,541
Lumentum Holdings, Inc.*
442 379,263
Hewlett Packard Enterprise
Co.
8,055 363,361
Check Point Software
Technologies Ltd.*
2,429 319,243
Infosys Ltd. ADR
24,774 259,879
NetApp, Inc.
1,673 258,913
Okta, Inc.*
1,826 249,158
Accenture plc — Class A
1,948 242,409
HP, Inc.
(a)
9,247 202,879
Zscaler, Inc.*
1,371 193,517
Cognizant Technology
Solutions Corp. — Class A
4,621 178,971
Super Micro Computer, Inc.*
6,037 177,065
D-Wave Quantum, Inc.*
5,780 138,662
Gartner, Inc.*
1,013 131,305
Rigetti Computing, Inc.*
5,818 112,404
Total Computers 11,876,681
INTERNET - 13 .7%
Alphabet, Inc. — Class A
8,856 3,164,869

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
TECHNOLOGY FUND
June 30, 2026
32 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
INTERNET - 13.7% (continued)
Meta Platforms, Inc. — Class
A
3,216 $ 1,811,541
Palo Alto Networks, Inc.*
2,518 858,688
AppLovin Corp. — Class A*
1,185 610,548
Shopify, Inc. — Class A*
4,076 465,398
Baidu, Inc. ADR*
2,627 300,240
Wix.com Ltd.*
6,517 295,676
Reddit, Inc. — Class A*
1,589 275,819
F5, Inc.*
564 234,601
CDW Corp.
1,506 211,804
VeriSign, Inc.
821 206,531
Gen Digital, Inc.
7,197 179,133
GoDaddy, Inc. — Class A*
2,024 171,797
Pinterest, Inc. — Class A*
7,581 159,428
Match Group, Inc.
3,921 149,194
Snap, Inc. — Class A*
23,992 106,524
Total Internet 9,201,791
TELECOMMUNICATIONS - 5 .5%
Cisco Systems, Inc.
8,132 955,185
Corning, Inc.
3,185 813,545
Arista Networks, Inc.*
3,884 659,814
Ciena Corp.*
845 414,523
Motorola Solutions, Inc.
955 396,602
Credo Technology Group
Holding Ltd.*
1,173 318,997
Applied Digital Corp.*
3,736 139,353
Total Telecommunications 3,698,019
ELECTRONICS - 4 .6%
Amphenol Corp. — Class A
4,274 753,592
Coherent Corp.*
1,121 442,201
Flex Ltd.*
2,294 371,789
Jabil, Inc.
782 301,445
Celestica, Inc.*
821 299,501
TE Connectivity plc
1,435 289,310
TTM Technologies, Inc.*
903 168,879
Trimble, Inc.*
3,281 167,922
Advanced Energy Industries,
Inc.
429 159,961
Applied Optoelectronics, Inc.*
1,038 153,790
Total Electronics 3,108,390
INVESTMENT COMPANIES - 1 .9%
IREN Ltd.*
7,132 326,146
Hut 8 Corp.*
1,365 157,583
Cipher Digital, Inc.*
6,171 151,190
Riot Platforms, Inc.*
5,395 147,715
Terawulf, Inc.*
5,869 144,964
Core Scientific, Inc.*
4,953 126,747
MARA Holdings, Inc.*
,(a)
7,766 107,870
Cleanspark, Inc.*
5,800 84,390
Total Investment Companies 1,246,605
ENERGY-ALTERNATE SOURCES - 0 .5%
First Solar, Inc.*
903 213,072
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
ENERGY-ALTERNATE SOURCES - 0.5% (continued)
Enphase Energy, Inc.*
2,294 $ 112,956
Total Energy-Alternate Sources 326,028
CHEMICALS - 0 .4%
Qnity Electronics, Inc.
1,706 278,607
DIVERSIFIED FINANCIAL SERVICES - 0 .4%
Circle Internet Group,
Inc. — Class A*
2,505 156,888
BitMine Immersion
Technologies, Inc.
8,856 117,874
Total Diversified Financial Services 274,762
OFFICE & BUSINESS EQUIPMENT - 0 .3%
Zebra Technologies
Corp. — Class A*
698 183,755
ELECTRICAL COMPONENTS & EQUIPMENT - 0 .1%
Universal Display Corp.
1,058 91,612
AEROSPACE & DEFENSE - 0 .1%
Ondas, Inc.*
,(a)
10,605 87,385
Total Common Stocks
(Cost $23,433,333) 66,947,826
SECURITIES LENDING COLLATERAL
(b)
- 0 .2%
MONEY MARKET FUNDS - 0 .2%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
111,205 111,205
Total Securities Lending Collateral
(Cost $111,205) 111,205
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 0 .8%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 257,322 257,322
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 257,310 257,310
Total Repurchase Agreements
(Cost $514,632) 514,632
Total Investments - 100.6%
(Cost $24,059,170) $ 67,573,663
Other Assets & Liabilities, net - (0.6)% (389,624)
Total Net Assets - 100.0% $ 67,184,039

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
TECHNOLOGY FUND
June 30, 2026
| 33
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 66,947,826 $ — $ — $ 66,947,826
Securities Lending Collateral 111,205 — — 111,205
Repurchase Agreements — 514,632 — 514,632
Total Assets $ 67,059,031 $ 514,632 $ — $ 67,573,663
– – – –

34 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
TELECOMMUNICATIONS FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
TELECOMMUNICATIONS - 74 .4%
Cisco Systems, Inc.
11,095 $ 1,303,219
Arista Networks, Inc.*
5,293 899,175
Verizon Communications, Inc.
18,447 781,046
Ciena Corp.*
1,541 755,953
AT&T, Inc.
35,746 739,942
Motorola Solutions, Inc.
1,476 612,968
T-Mobile US, Inc.
3,382 567,263
AST SpaceMobile,
Inc. — Class A*
5,231 464,827
EchoStar Corp. — Class A*
3,720 377,580
Viasat, Inc.*
3,519 316,041
Viavi Solutions, Inc.*
,(a)
6,022 287,550
Nokia Oyj ADR
20,365 270,447
Millicom International Cellular
S.A.
2,744 249,045
Telefonaktiebolaget LM
Ericsson ADR
20,072 223,803
Lumen Technologies, Inc.*
28,782 221,046
Iridium Communications, Inc.
3,684 202,067
America Movil SAB de CV
ADR
7,736 201,059
BCE, Inc.
9,155 196,924
KT Corp. ADR
11,357 196,249
TELUS Corp.
18,363 194,097
Vodafone Group plc ADR
14,232 188,218
Globalstar, Inc.*
2,195 178,432
Rogers Communications,
Inc. — Class B
5,435 176,637
Extreme Networks, Inc.*
5,448 176,352
Telephone and Data Systems,
Inc.
4,254 157,441
InterDigital, Inc.
541 153,173
Vistance Networks, Inc.
11,109 141,973
Uniti Group, Inc.*
11,763 134,922
Calix, Inc.*
3,403 127,000
Harmonic, Inc.*
7,357 120,140
ADTRAN Holdings, Inc.*
,(a)
6,332 88,015
NETGEAR, Inc.*
2,778 64,866
Ubiquiti, Inc.
81 43,256
Gogo, Inc.*
11,647 36,106
Liberty Capital Corp. — Class
C*
1,669 35,984
Total Telecommunications 10,882,816
MEDIA - 9 .9%
Comcast Corp. — Class A
26,740 656,467
Charter Communications,
Inc. — Class A*
2,219 315,564
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
MEDIA - 9.9% (continued)
Liberty Global Ltd. — Class A*
17,840 $ 202,841
Versant Media Group, Inc.
5,148 185,379
Liberty Latin America
Ltd. — Class C*
11,786 91,813
Total Media 1,452,064
INTERNET - 5 .9%
Roku, Inc.*
3,020 417,183
F5, Inc.*
925 384,763
Cogent Communications
Holdings, Inc.
4,282 59,434
Total Internet 861,380
COMPUTERS - 5 .8%
Lumentum Holdings, Inc.*
806 691,597
NetScout Systems, Inc.*
3,484 151,728
Total Computers 843,325
ELECTRONICS - 1 .9%
Applied Optoelectronics, Inc.*
1,882 278,837
AEROSPACE & DEFENSE - 1 .1%
Ondas, Inc.*
,(a)
19,285 158,908
SOFTWARE - 0 .6%
Digi International, Inc.*
1,281 96,011
Total Common Stocks
(Cost $11,561,853) 14,573,341
PREFERRED STOCKS - 0 .1%
COMMUNICATIONS - 0 .1%
Liberty Latin America Ltd.
9.00%* 1,155 25,052
Total Preferred Stocks
(Cost $25,664) 25,052
SECURITIES LENDING COLLATERAL
(b)
- 0 .2%
MONEY MARKET FUNDS - 0 .2%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
29,574 29,574
Total Securities Lending Collateral
(Cost $29,574) 29,574
Total Investments - 99.9%
(Cost $11,617,091) $ 14,627,967
Other Assets & Liabilities, net - 0.1% 7,675
Total Net Assets - 100.0% $ 14,635,642
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
ADR — American Depositary Receipt
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
TELECOMMUNICATIONS FUND
June 30, 2026
| 35
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 14,573,341 $ — $ — $ 14,573,341
Preferred Stocks 25,052 — — 25,052
Securities Lending Collateral 29,574 — — 29,574
Total Assets $ 14,627,967 $ — $ — $ 14,627,967
– – – –

36 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
TRANSPORTATION FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
TRANSPORTATION - 39 .3%
Union Pacific Corp.
918 $ 249,696
United Parcel Service,
Inc. — Class B
1,697 182,428
CSX Corp.
3,809 181,042
Norfolk Southern Corp.
521 163,901
FedEx Corp.
485 151,868
Old Dominion Freight Line,
Inc.
531 115,015
J.B. Hunt Transport Services,
Inc.
309 89,434
CH Robinson Worldwide, Inc.
471 88,708
XPO, Inc.*
432 88,685
Expeditors International of
Washington, Inc.
537 87,520
Fedex Freight Holding
Company, Inc.*
511 77,161
Canadian National Railway
Co.
621 74,048
Canadian Pacific Kansas
City Ltd.
837 72,526
ZIM Integrated Shipping
Services Ltd.
2,704 70,304
ZTO Express Cayman, Inc.
ADR
3,123 69,893
Knight-Swift Transportation
Holdings, Inc.
845 65,800
Star Bulk Carriers Corp.
2,588 64,622
TFI International, Inc.
448 64,319
Saia, Inc.*
141 59,384
Kirby Corp.*
376 51,125
Landstar System, Inc.
238 49,221
Ryder System, Inc.
178 46,951
GXO Logistics, Inc.*
919 46,593
RXO, Inc.*
1,483 40,916
Matson, Inc.
174 33,448
Werner Enterprises, Inc.
710 30,963
Hub Group, Inc. — Class A
672 29,427
ArcBest Corp.
198 28,421
Forward Air Corp.*
1,033 13,956
Total Transportation 2,387,375
AUTO MANUFACTURERS - 25 .5%
Tesla, Inc.*
1,766 742,779
General Motors Co.
2,045 157,629
Ford Motor Co.
10,094 140,307
Rivian Automotive,
Inc. — Class A*
,(a)
4,595 79,723
Ferrari N.V.
203 75,575
NIO, Inc. ADR*
14,077 71,230
Honda Motor Company Ltd.
ADR
2,598 70,432
Toyota Motor Corp. ADR
404 68,042
Li Auto, Inc. ADR*
5,237 61,482
Stellantis N.V.*
10,585 60,758
Lucid Group, Inc.*
,(a)
3,531 23,622
Total Auto Manufacturers 1,551,579
AIRLINES - 13 .0%
Delta Air Lines, Inc.
1,665 155,944
United Airlines Holdings, Inc.*
1,027 139,662
Southwest Airlines Co.
2,023 104,023
Ryanair Holdings plc ADR
1,241 80,355
American Airlines Group, Inc.*
4,065 73,454
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
AIRLINES - 13.0% (continued)
Copa Holdings S.A. — Class
A
435 $ 67,673
Alaska Air Group, Inc.*
930 48,546
SkyWest, Inc.*
402 39,931
Allegiant Travel Co.*
321 37,749
JetBlue Airways Corp.*
4,818 27,607
Frontier Group Holdings,
Inc.*
,(a)
2,282 18,050
Total Airlines 792,994
AUTO PARTS & EQUIPMENT - 12 .8%
Garrett Motion, Inc.
2,175 78,800
Mobileye Global, Inc. — Class
A*
,(a)
7,712 74,652
Magna International, Inc.
1,092 71,701
Aptiv plc*
1,092 67,027
BorgWarner, Inc.
1,001 66,466
Autoliv, Inc.
555 64,474
Versigent plc*
1,484 62,343
Lear Corp.
356 47,725
Gentex Corp.
1,736 43,869
QuantumScape
Corp. — Class A*
5,056 38,223
Dana, Inc.
1,265 34,421
Visteon Corp.
279 27,680
Goodyear Tire & Rubber Co.*
4,106 27,100
Dorman Products, Inc.*
161 21,969
Adient plc*
1,126 20,696
Fox Factory Holding Corp.*
924 15,657
Solid Power, Inc.*
5,077 13,149
Total Auto Parts & Equipment 775,952
INTERNET - 6 .1%
Uber Technologies, Inc.*
3,323 239,788
Grab Holdings Ltd. — Class
A*
23,039 86,857
Lyft, Inc. — Class A*
,(a)
3,190 46,606
Total Internet 373,251
LEISURE TIME - 1 .0%
Patrick Industries, Inc.
370 33,219
Harley-Davidson, Inc.
1,205 29,474
Total Leisure Time 62,693
AEROSPACE & DEFENSE - 0 .7%
Joby Aviation, Inc.*
,(a)
4,924 43,922
HOME BUILDERS - 0 .6%
Thor Industries, Inc.
488 36,678
COMMERCIAL SERVICES - 0 .5%
Avis Budget Group, Inc.*
146 21,583
Hertz Global Holdings, Inc.*
2,999 6,793
Total Commercial Services 28,376
Total Common Stocks
(Cost $2,869,602) 6,052,820

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
TRANSPORTATION FUND
June 30, 2026
| 37
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
SECURITIES LENDING COLLATERAL
(b)
- 0 .3%
MONEY MARKET FUNDS - 0 .3%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
17,609 $ 17,609
Total Securities Lending Collateral
(Cost $17,609) 17,609
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(d)
- 0 .8%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 24,074 $ 24,074
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 24,073 24,073
Total Repurchase Agreements
(Cost $48,147) 48,147
Total Investments - 100.6%
(Cost $2,935,358) $ 6,118,576
Other Assets & Liabilities, net - (0.6)% (36,425)
Total Net Assets - 100.0% $ 6,082,151
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 6,052,820 $ — $ — $ 6,052,820
Securities Lending Collateral 17,609 — — 17,609
Repurchase Agreements — 48,147 — 48,147
Total Assets $ 6,070,429 $ 48,147 $ — $ 6,118,576
– – – –

38 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
UTILITIES FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
ELECTRIC - 88 .5%
NextEra Energy, Inc.
14,237 $ 1,249,581
Southern Co.
9,888 946,380
Duke Energy Corp.
7,134 903,022
American Electric Power
Company, Inc.
5,829 797,465
Constellation Energy Corp.
3,203 795,529
Dominion Energy, Inc.
10,339 706,050
Sempra
7,583 703,020
Entergy Corp.
5,923 680,316
Vistra Corp.
4,240 672,591
Xcel Energy, Inc.
8,033 645,050
Exelon Corp.
13,472 628,065
Consolidated Edison, Inc.
5,272 583,241
Public Service Enterprise
Group, Inc.
7,132 578,833
WEC Energy Group, Inc.
4,825 563,415
PG&E Corp.
32,508 546,785
NRG Energy, Inc.
3,701 540,568
Ameren Corp.
4,541 513,315
CenterPoint Energy, Inc.
11,146 490,870
Edison International
6,526 485,861
DTE Energy Co.
3,171 483,165
Eversource Energy
6,649 480,523
PPL Corp.
12,851 467,134
FirstEnergy Corp.
9,785 465,179
CMS Energy Corp.
5,802 443,853
Alliant Energy Corp.
(a)
5,371 409,754
Evergy, Inc.
4,685 404,925
Fortis, Inc.
6,430 367,989
National Grid plc ADR
4,427 366,865
Pinnacle West Capital Corp.
3,093 330,951
Brookfield Renewable Corp.
8,287 307,613
OGE Energy Corp.
5,934 288,748
AES Corp.
19,319 283,216
IDACORP, Inc.
1,674 253,276
Talen Energy Corp.*
650 249,769
Oklo, Inc. — Class A*
,(a)
4,515 236,270
TXNM Energy, Inc.
3,978 225,871
Clearway Energy,
Inc. — Class C
6,593 225,349
Portland General Electric
Co.
(a)
4,338 224,839
Black Hills Corp.
2,899 215,686
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
ELECTRIC - 88.5% (continued)
Northwestern Energy Group,
Inc.
2,648 $ 189,650
Ormat Technologies, Inc.
1,413 153,876
Otter Tail Corp.
(a)
1,531 137,759
MGE Energy, Inc.
1,415 115,379
Total Electric 20,357,596
GAS - 7 .0%
Atmos Energy Corp.
2,850 490,969
NiSource, Inc.
9,141 434,655
UGI Corp.
7,076 244,405
National Fuel Gas Co.
3,154 243,520
MDU Resources Group, Inc.
8,980 190,466
Total Gas 1,604,015
WATER - 4 .0%
American Water Works
Company, Inc.
3,578 470,793
Essential Utilities, Inc.
7,912 303,109
H2O America
2,244 136,368
Total Water 910,270
Total Common Stocks
(Cost $14,614,902) 22,871,881
FACE
AMOUNT
REPURCHASE AGREEMENTS
(b)
- 0 .7%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 82,122 82,122
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 82,118 82,118
Total Repurchase Agreements
(Cost $164,240) 164,240
Total Investments - 100.2%
(Cost $14,779,142) $ 23,036,121
Other Assets & Liabilities, net - (0.2)% (44,500)
Total Net Assets - 100.0% $ 22,991,621
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
UTILITIES FUND
June 30, 2026
| 39
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 22,871,881 $ — $ — $ 22,871,881
Repurchase Agreements — 164,240 — 164,240
Total Assets $ 22,871,881 $ 164,240 $ — $ 23,036,121
– – – –

40 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
DOW JONES INDUSTRIAL AVERAGE
®
FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 90 .0%
FINANCIAL - 24 .0%
Goldman Sachs Group, Inc.
2,263 $ 2,288,730
Visa, Inc. — Class A
2,263 776,413
American Express Co.
2,263 765,460
Travelers Companies, Inc.
2,263 747,061
JPMorgan Chase & Co.
2,263 740,748
Total Financial 5,318,412
INDUSTRIAL - 17 .0%
Caterpillar, Inc.
2,263 2,409,869
Honeywell International, Inc.
2,263 506,686
Boeing Co.*
2,263 489,871
3M Co.
2,263 366,402
Total Industrial 3,772,828
CONSUMER, NON-CYCLICAL - 14 .2%
UnitedHealth Group, Inc.
2,263 940,571
Amgen, Inc.
2,263 819,478
Johnson & Johnson
2,263 574,734
Procter & Gamble Co.
2,263 331,846
Merck & Company, Inc.
2,263 290,795
Coca-Cola Co.
2,263 183,914
Total Consumer, Non-cyclical 3,141,338
TECHNOLOGY - 13 .3%
Microsoft Corp.
2,263 844,144
Apple, Inc.
2,263 654,822
International Business
Machines Corp.
2,263 636,378
NVIDIA Corp.
2,263 452,804
Salesforce, Inc.
2,263 354,521
Total Technology 2,942,669
COMMUNICATIONS - 8 .3%
Alphabet, Inc. — Class A
2,263 808,728
Amazon.com, Inc.*
2,263 539,364
Cisco Systems, Inc.
2,263 265,812
Walt Disney Co.
2,263 217,814
Total Communications 1,831,718
CONSUMER, CYCLICAL - 8 .0%
Home Depot, Inc.
2,263 798,115
McDonald's Corp.
2,263 611,712
Walmart, Inc.
2,263 256,307
NIKE, Inc. — Class B
2,263 92,896
Total Consumer, Cyclical 1,759,030
BASIC MATERIALS - 3 .5%
Sherwin-Williams Co.
2,263 779,196
A
A
A SHARES VALUE
COMMON STOCKS - 90.0% (continued)
ENERGY - 1 .7%
Chevron Corp.
2,263 $ 375,115
Total Common Stocks
(Cost $10,902,469) 19,920,306
EXCHANGE-TRADED FUNDS - 2 .7%
Guggenheim Ultra Short
Income ETF
(a)
12,219 612,474
Total Exchange-Traded Funds
(Cost $612,240) 612,474
MUTUAL FUNDS - 3 .1%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
67,906 683,138
Total Mutual Funds
(Cost $673,142) 683,138
MONEY MARKET FUNDS
(b)
- 0 .4%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c),(d)
80,320 80,320
Total Money Market Funds
(Cost $80,320) 80,320
FACE
AMOUNT
REPURCHASE AGREEMENTS
(e)
- 3 .5%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 390,872 390,872
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 390,853 390,853
Total Repurchase Agreements
(Cost $781,725) 781,725
Total Investments - 99.7%
(Cost $13,049,896) $ 22,077,963
Other Assets & Liabilities, net - 0.3% 62,294
Total Net Assets - 100.0% $ 22,140,257
*
Non-income producing security.
(a)
Affiliated issuer.
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
DOW JONES INDUSTRIAL AVERAGE
®
FUND
June 30, 2026
| 41
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
Dow Jones Industrial Average Mini Futures Contracts 1 Sep 2026 $ 263,365 $ 5,308
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements
BNP Paribas
Dow Jones
Industrial
Average Pay
4.53% (Federal
Funds Rate +
0.90%) At Maturity 09/22/26 29 $ 1,515,412 $ 65,890
Barclays Bank
plc
Dow Jones
Industrial
Average Pay
4.58% (SOFR +
0.90%) At Maturity 09/28/26 9 450,735 1,643
$ 1,966,147 $ 67,533
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 19,413,620 $ 506,686 $ — $ 19,920,306
Exchange-Traded Funds 612,474 — — 612,474
Mutual Funds 683,138 — — 683,138
Money Market Funds 80,320 — — 80,320
Repurchase Agreements — 781,725 — 781,725
Equity Futures Contracts
(a)
5,308 — — 5,308
Equity Index Swap Agreements
(a)
— 67,533 — 67,533
Total Assets $ 20,794,860 $ 1,355,944 $ — $ 22,150,804
– – – –
(a)
Reported as unrealized appreciation/(depreciation) at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
DOW JONES INDUSTRIAL AVERAGE
®
FUND
June 30, 2026
42 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 612,272 $ (32) $ — $ 234 $ 612,474 12,219 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 682,459 — — — 679 683,138 67,906 7,445
Guggenheim Strategy
Fund II 611,037 — (612,272) — 1,235 — — 6,302
$ 1,293,496 $ 612,272 $ (612,304) $ — $ 2,148 $ 1,295,612 $ 13,747

| 43
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
MID-CAP 1.5x STRATEGY FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 68 .8%
INDUSTRIAL - 18 .2%
Curtiss-Wright Corp.
104 $ 78,807
nVent Electric plc
454 77,003
Entegris, Inc.
428 76,980
ATI, Inc.*
383 75,489
Sterling Infrastructure, Inc.*
86 72,185
MasTec, Inc.*
173 71,978
Woodward, Inc.
167 71,048
XPO, Inc.*
329 67,540
RBC Bearings, Inc.*
88 56,677
Fabrinet*
100 56,208
TD SYNNEX Corp.
210 56,141
TTM Technologies, Inc.*
291 54,423
BWX Technologies, Inc.
257 50,025
ITT, Inc.
251 49,638
Regal Rexnord Corp.
187 44,542
Dycom Industries, Inc.*
84 42,470
Clean Harbors, Inc.*
139 41,526
Carlisle Companies, Inc.
113 40,991
Lincoln Electric Holdings, Inc.
154 40,889
Advanced Energy Industries,
Inc.
107 39,897
Mueller Industries, Inc.
310 38,108
Sanmina Corp.*
150 37,962
Owens Corning
226 35,925
Knight-Swift Transportation
Holdings, Inc.
456 35,509
Applied Industrial
Technologies, Inc.
104 35,168
Graco, Inc.
465 35,159
Crown Holdings, Inc.
310 34,664
SPX Technologies, Inc.*
140 34,324
Moog, Inc. — Class A
80 33,907
Cognex Corp.
467 33,820
Littelfuse, Inc.
71 32,328
Acuity, Inc.
84 31,639
Saia, Inc.*
75 31,587
Advanced Drainage Systems,
Inc.
201 31,549
Valmont Industries, Inc.
54 31,190
Crane Co.
138 30,784
Arrow Electronics, Inc.*
143 30,518
Watts Water Technologies,
Inc. — Class A
77 30,142
Donaldson Company, Inc.
325 29,175
Ryder System, Inc.
109 28,751
CNH Industrial N.V.
2,469 27,727
Oshkosh Corp.
175 26,859
Flowserve Corp.
358 26,549
Toro Co.
272 26,498
Chart Industries, Inc.*
126 26,326
Kratos Defense & Security
Solutions, Inc.*
526 26,226
Timken Co.
177 25,722
AECOM
360 25,128
Vicor Corp.*
66 25,066
AAON, Inc.
191 24,230
EnerSys
103 24,083
Simpson Manufacturing
Company, Inc.
115 24,075
Terex Corp.
320 23,165
AptarGroup, Inc.
179 22,411
A
A
A SHARES VALUE
COMMON STOCKS - 68.8% (continued)
INDUSTRIAL - 18.2% (continued)
Hexcel Corp.
212 $ 21,213
Tetra Tech, Inc.
728 21,032
Fluor Corp.*
392 20,537
Avnet, Inc.
230 20,429
Kirby Corp.*
150 20,396
AGCO Corp.
169 20,229
Middleby Corp.*
117 20,125
Eagle Materials, Inc.
88 19,800
Landstar System, Inc.
95 19,647
Sensata Technologies Holding
plc
408 19,478
Fortune Brands Innovations,
Inc.
335 18,392
IES Holdings, Inc.*
25 18,367
MSA Safety, Inc.
102 17,807
GATX Corp.
100 17,719
GXO Logistics, Inc.*
323 16,376
Novanta, Inc.*
100 16,224
StandardAero, Inc.*
531 15,882
Esab Corp.
161 15,879
Sonoco Products Co.
277 15,609
AeroVironment, Inc.*
90 14,856
Trex Company, Inc.*
291 14,562
UFP Industries, Inc.
158 14,337
Louisiana-Pacific Corp.
178 14,002
Knife River Corp.*
159 13,300
Belden, Inc.
109 13,070
Vontier Corp.
395 11,455
Silgan Holdings, Inc.
246 11,412
Universal Display Corp.
122 10,564
Avient Corp.
257 9,499
Graphic Packaging Holding
Co.
830 8,773
Exponent, Inc.
136 7,991
Greif, Inc. — Class A
69 5,140
Total Industrial 2,684,833
FINANCIAL - 14 .0%
East West Bancorp, Inc.
384 49,571
Annaly Capital Management,
Inc. REIT
2,055 45,950
WP Carey, Inc. REIT
625 44,687
Pinnacle Financial Partners,
Inc.
422 42,571
Jones Lang LaSalle, Inc.*
130 40,293
Omega Healthcare Investors,
Inc. REIT
835 39,813
Reinsurance Group of
America, Inc.
184 39,128
Lamar Advertising
Co. — Class A REIT
244 38,059
RenaissanceRe Holdings Ltd.
120 38,028
Evercore, Inc. — Class A
108 36,875
Unum Group
412 36,833
Ally Financial, Inc.
782 35,933
Gaming and Leisure
Properties, Inc. REIT
794 35,357
Equity LifeStyle Properties,
Inc. REIT
544 35,061
Webster Financial Corp.
454 34,695
Equitable Holdings, Inc.
790 34,665
First Horizon Corp.
1,331 34,127

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
June 30, 2026
44 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 68.8% (continued)
FINANCIAL - 14.0% (continued)
Fidelity National Financial,
Inc.
710 $ 33,484
Carlyle Group, Inc.
727 30,614
EastGroup Properties, Inc.
REIT
151 30,582
Wintrust Financial Corp.
189 30,376
Stifel Financial Corp.
430 30,001
American Homes 4
Rent — Class A REIT
888 29,766
Zions Bancorp North America
413 28,575
UMB Financial Corp.
200 28,552
American Healthcare REIT,
Inc.
541 28,213
SouthState Bank Corp.
274 27,373
Cullen/Frost Bankers, Inc.
176 27,195
Brixmor Property Group, Inc.
REIT
861 27,147
American Financial Group,
Inc.
193 27,008
CareTrust REIT, Inc.
663 26,752
Columbia Banking System,
Inc.
812 26,025
Old Republic International
Corp.
628 25,698
Agree Realty Corp. REIT
(a)
336 25,449
CubeSmart REIT
635 25,254
Affiliated Managers Group,
Inc.
74 25,042
Old National Bancorp
964 24,968
NNN REIT, Inc.
534 24,847
Primerica, Inc.
87 24,725
Western Alliance Bancorp
287 23,591
Voya Financial, Inc.
254 22,995
Jefferies Financial Group, Inc.
459 22,941
First Industrial Realty Trust,
Inc. REIT
372 22,807
SEI Investments Co.
256 22,454
Commerce Bancshares, Inc.
380 21,945
Rexford Industrial Realty, Inc.
REIT
628 21,038
Hanover Insurance Group,
Inc.
98 20,984
Prosperity Bancshares, Inc.
283 20,667
STAG Industrial, Inc. REIT
536 20,400
Houlihan Lokey, Inc. — Class
A
152 20,388
Kinsale Capital Group, Inc.
61 20,118
First American Financial Corp.
286 19,617
Healthcare Realty Trust,
Inc. — Class A REIT
972 19,605
Valley National Bancorp
1,337 19,587
Corebridge Financial, Inc.
679 19,440
FNB Corp.
998 19,042
Glacier Bancorp, Inc.
361 18,620
United Bankshares, Inc.
386 17,690
Vornado Realty Trust REIT
443 17,410
Hancock Whitney Corp.
228 17,036
MGIC Investment Corp.
593 16,723
Essent Group Ltd.
258 16,584
Rayonier, Inc. REIT
776 16,513
Selective Insurance Group,
Inc.
168 16,298
Kite Realty Group Trust REIT
570 16,177
A
A
A SHARES VALUE
COMMON STOCKS - 68.8% (continued)
FINANCIAL - 14.0% (continued)
Starwood Property Trust, Inc.
REIT
977 $ 16,003
RLI Corp.
258 15,240
Bank OZK
288 15,002
Home BancShares, Inc.
525 14,989
Associated Banc-Corp
458 14,093
Cousins Properties, Inc. REIT
461 13,821
Sabra Health Care REIT, Inc.
707 13,794
SLM Corp.
529 13,722
CNO Financial Group, Inc.
262 13,357
First Financial Bankshares,
Inc.
366 12,664
Texas Capital Bancshares,
Inc.
122 12,598
Flagstar Bank North America
842 12,579
EPR Properties REIT
215 12,472
Ryan Specialty Holdings,
Inc. — Class A
(a)
320 12,083
International Bancshares
Corp.
152 11,544
COPT Defense Properties
REIT
317 11,536
Kilroy Realty Corp. REIT
300 11,241
Federated Hermes, Inc.
203 11,210
Independence Realty Trust,
Inc. REIT
660 11,015
Brighthouse Financial, Inc.*
160 10,128
Hamilton Lane, Inc. — Class
A
115 9,065
National Storage Affiliates
Trust REIT
199 8,849
Park Hotels & Resorts, Inc.
REIT
565 8,051
Total Financial 2,065,018
CONSUMER, NON-CYCLICAL - 9 .8%
Illumina, Inc.*
424 74,552
United Therapeutics Corp.*
119 64,478
US Foods Holding Corp.*
618 63,191
Performance Food Group
Co.*
441 49,299
Neurocrine Biosciences, Inc.*
282 47,527
API Group Corp.*
1,081 45,780
Tenet Healthcare Corp.*
242 45,273
Roivant Sciences Ltd.*
1,265 44,768
Jazz Pharmaceuticals plc*
176 42,411
TransUnion
541 39,028
Exelixis, Inc.*
705 38,359
Toast, Inc. — Class A*
1,316 36,611
Penumbra, Inc.*
110 34,733
Elanco Animal Health, Inc.*
1,401 34,479
Medpace Holdings, Inc.*
63 33,364
Cytokinetics, Inc.*
381 32,457
Arrowhead Pharmaceuticals,
Inc.*
395 32,196
BioMarin Pharmaceutical,
Inc.*
542 31,013
Coca-Cola Consolidated, Inc.
159 30,356
Service Corporation
International
387 29,397
Encompass Health Corp.
278 28,100
Ensign Group, Inc.
163 26,129
Halozyme Therapeutics, Inc.*
333 26,064

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
June 30, 2026
| 45
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 68.8% (continued)
CONSUMER, NON-CYCLICAL - 9.8% (continued)
Globus Medical, Inc. — Class
A*
318 $ 25,125
Darling Ingredients, Inc.*
446 24,361
Sprouts Farmers Market, Inc.*
264 22,329
UL Solutions, Inc. — Class A
218 22,205
HealthEquity, Inc.*
237 21,406
Booz Allen Hamilton Holding
Corp. — Class A
338 20,506
Repligen Corp.*
149 20,330
Lantheus Holdings, Inc.*
183 20,302
Avantor, Inc.*
1,915 18,959
Bruker Corp.
312 18,776
Chemed Corp.
37 17,232
Ingredion, Inc.
177 16,764
Bio-Rad Laboratories,
Inc. — Class A*
51 14,974
Valvoline, Inc.*
358 14,155
WEX, Inc.*
97 13,686
H&R Block, Inc.
356 13,556
Albertsons Companies,
Inc. — Class A
999 13,516
Sotera Health Co.*
744 13,206
Celsius Holdings, Inc.*
445 13,030
Paylocity Holding Corp.*
122 12,753
LivaNova plc*
154 12,663
FTI Consulting, Inc.*
83 12,368
elf Beauty, Inc.*
166 12,284
Envista Holdings Corp.*
456 12,016
Brink's Co.
115 10,866
Grand Canyon Education,
Inc.*
74 10,590
Graham Holdings
Co. — Class B
9 10,273
Post Holdings, Inc.*
112 9,885
Haemonetics Corp.*
130 9,750
Morningstar, Inc.
62 9,673
Option Care Health, Inc.*
440 9,227
Shift4 Payments,
Inc. — Class A*
,(a)
165 8,026
Euronet Worldwide, Inc.*
99 7,246
Avis Budget Group, Inc.*
48 7,096
Marzetti Co.
57 6,507
Dentsply Sirona, Inc.
562 5,963
Boston Beer Company,
Inc. — Class A*
21 3,718
Pilgrim's Pride Corp.
120 3,373
Total Consumer, Non-cyclical 1,448,260
CONSUMER, CYCLICAL - 8 .6%
RB Global, Inc.
523 60,903
Burlington Stores, Inc.*
176 55,757
WESCO International, Inc.
137 47,324
Somnigroup International, Inc.
590 46,256
Toll Brothers, Inc.
266 43,823
Dick's Sporting Goods, Inc.
185 41,960
Aramark
737 41,935
Watsco, Inc.
98 40,840
BorgWarner, Inc.
575 38,180
Texas Roadhouse,
Inc. — Class A
184 35,554
American Airlines Group, Inc.*
1,855 33,520
A
A
A SHARES VALUE
COMMON STOCKS - 68.8% (continued)
CONSUMER, CYCLICAL - 8.6% (continued)
BJ's Wholesale Club
Holdings, Inc.*
358 $ 31,225
SharkNinja, Inc.*
198 30,149
Five Below, Inc.*
155 27,867
Dutch Bros, Inc. — Class A*
358 25,708
GameStop Corp. — Class A*
1,157 25,547
Core & Main, Inc. — Class A*
528 25,476
Murphy USA, Inc.
47 25,327
FirstCash Holdings, Inc.
108 23,363
Autoliv, Inc.
193 22,421
Hyatt Hotels Corp. — Class A
115 22,292
Cava Group, Inc.*
281 22,053
Taylor Morrison Home
Corp. — Class A*
262 18,796
Lear Corp.
140 18,768
Lithia Motors, Inc. — Class A
64 18,591
Floor & Decor Holdings,
Inc. — Class A*
303 17,986
Wyndham Hotels & Resorts,
Inc.
210 17,684
Macy's, Inc.
740 17,427
Crocs, Inc.*
139 16,769
Churchill Downs, Inc.
186 16,673
Alaska Air Group, Inc.*
313 16,339
VF Corp.
922 15,379
Brunswick Corp.
182 15,332
MSC Industrial Direct
Company, Inc. — Class A
128 15,226
Gentex Corp.
597 15,086
Vail Resorts, Inc.
(a)
100 13,615
Boyd Gaming Corp.
154 13,603
Travel + Leisure Co.
175 13,375
Wingstop, Inc.
76 13,179
Ollie's Bargain Outlet
Holdings, Inc.*
170 13,070
Bath & Body Works, Inc.
565 13,068
AutoNation, Inc.*
70 13,005
Gap, Inc.
625 11,675
Planet Fitness, Inc. — Class
A*
222 11,582
Mattel, Inc.*
815 11,312
Abercrombie & Fitch
Co. — Class A*
125 11,251
Thor Industries, Inc.
148 11,124
Warner Music Group
Corp. — Class A
410 11,099
KB Home
176 11,016
YETI Holdings, Inc.*
212 10,507
Polaris, Inc.
152 10,403
PVH Corp.
129 9,579
Penske Automotive Group,
Inc.
52 9,305
Dolby Laboratories,
Inc. — Class A
169 8,886
Hilton Grand Vacations, Inc.*
168 8,798
Scotts Miracle-Gro Co.
126 8,582
Visteon Corp.
75 7,441
Harley-Davidson, Inc.
295 7,216
Whirlpool Corp.
182 7,174
RH*
43 7,083
Choice Hotels International,
Inc.
57 6,285

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
June 30, 2026
46 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 68.8% (continued)
CONSUMER, CYCLICAL - 8.6% (continued)
Capri Holdings Ltd.*
334 $ 6,202
Goodyear Tire & Rubber Co.*
806 5,320
Columbia Sportswear Co.
67 4,142
Total Consumer, Cyclical 1,276,433
TECHNOLOGY - 7 .7%
Twilio, Inc. — Class A*
426 87,897
MKS, Inc.
189 84,067
MACOM Technology
Solutions Holdings, Inc.*
184 69,988
Everpure, Inc. — Class A*
885 69,729
Okta, Inc.*
470 64,131
Lattice Semiconductor Corp.*
384 58,737
Onto Innovation, Inc.*
140 52,983
SiTime Corp.*
62 46,225
Semtech Corp.*
261 42,243
Rambus, Inc.*
303 40,220
Nutanix, Inc. — Class A*
744 37,914
Dynatrace, Inc.*
826 36,270
DigitalOcean Holdings, Inc.*
228 35,803
Guidewire Software, Inc.*
237 29,163
CACI International,
Inc. — Class A*
62 28,722
Amkor Technology, Inc.
320 27,594
Allegro MicroSystems, Inc.*
348 24,228
Docusign, Inc. — Class A*
545 24,209
Manhattan Associates, Inc.*
166 23,115
Cirrus Logic, Inc.*
143 21,240
Silicon Laboratories, Inc.*
93 20,326
Commvault Systems, Inc.*
116 16,441
Qualys, Inc.*
99 13,612
Synaptics, Inc.*
108 13,417
Science Applications
International Corp.
121 13,360
UiPath, Inc. — Class A*
1,198 13,022
Duolingo, Inc.*
113 12,997
Bentley Systems,
Inc. — Class B
418 12,494
KBR, Inc.
356 12,293
Genpact Ltd.
442 12,155
Dropbox, Inc. — Class A*
420 11,537
ExlService Holdings, Inc.*
429 11,094
Appfolio, Inc. — Class A*
67 10,743
BILL Holdings, Inc.*
249 9,004
IPG Photonics Corp.*
71 8,330
Maximus, Inc.
147 7,903
Parsons Corp.*
150 7,858
Doximity, Inc. — Class A*
375 7,777
Pegasystems, Inc.
253 7,582
Kyndryl Holdings, Inc.*
632 7,148
Crane NXT Co.
139 7,111
Total Technology 1,140,682
BASIC MATERIALS - 3 .4%
Carpenter Technology Corp.
139 85,741
Reliance, Inc.
143 53,425
Coeur Mining, Inc.
2,901 47,344
Royal Gold, Inc.
229 45,711
RPM International, Inc.
358 39,792
Solstice Advanced Materials,
Inc.
445 39,427
A
A
A SHARES VALUE
COMMON STOCKS - 68.8% (continued)
BASIC MATERIALS - 3.4% (continued)
Alcoa Corp.
740 $ 38,583
Hecla Mining Co.
1,881 29,024
MP Materials Corp.*
379 21,228
Axalta Coating Systems Ltd.*
600 20,532
Commercial Metals Co.
311 19,515
NewMarket Corp.
21 16,616
Cleveland-Cliffs, Inc.*
1,600 15,024
Cabot Corp.
145 13,169
Ashland, Inc.
128 8,434
Westlake Corp.
93 6,789
Olin Corp.
319 6,322
Total Basic Materials 506,676
ENERGY - 3 .3%
TechnipFMC plc
1,118 74,123
Nextpower, Inc. — Class A*
416 49,562
DT Midstream, Inc.
286 41,968
Ovintiv, Inc.
772 40,646
Permian Resources
Corp. — Class A
2,207 40,631
HF Sinclair Corp.
430 29,949
Antero Resources Corp.*
826 29,026
Range Resources Corp.
661 24,582
Viper Energy, Inc. — Class A
545 23,108
Antero Midstream Corp.
933 21,226
NOV, Inc.
1,007 18,680
Chord Energy Corp.
158 18,059
Weatherford International plc
202 16,463
Matador Resources Co.
327 16,278
CNX Resources Corp.*
397 13,470
Valaris Ltd.*
181 13,141
Murphy Oil Corp.
378 12,308
PBF Energy, Inc. — Class A
236 10,743
Total Energy 493,963
UTILITIES - 2 .1%
Talen Energy Corp.*
127 48,801
Essential Utilities, Inc.
795 30,456
OGE Energy Corp.
579 28,174
IDACORP, Inc.
155 23,452
UGI Corp.
601 20,759
National Fuel Gas Co.
267 20,615
Ormat Technologies, Inc.
172 18,731
Portland General Electric Co.
325 16,845
Southwest Gas Holdings, Inc.
181 16,051
Black Hills Corp.
214 15,922
New Jersey Resources Corp.
283 15,859
TXNM Energy, Inc.
279 15,842
ONE Gas, Inc.
176 13,564
Spire, Inc.
166 12,963
Northwestern Energy Group,
Inc.
173 12,390
Total Utilities 310,424
COMMUNICATIONS - 1 .7%
Roku, Inc.*
368 50,835
New York Times Co. — Class
A
452 31,631
Viavi Solutions, Inc.*
656 31,324
Pinterest, Inc. — Class A*
1,351 28,412
Maplebear, Inc.*
461 21,828
Hims & Hers Health, Inc.*
594 20,594

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
June 30, 2026
| 47
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 68.8% (continued)
COMMUNICATIONS - 1.7% (continued)
InterDigital, Inc.
72 $ 20,385
Sirius XM Holdings, Inc.
529 15,627
Nexstar Media Group,
Inc. — Class A
81 14,466
Chewy, Inc. — Class A*
674 13,244
Total Communications 248,346
Total Common Stocks
(Cost $6,515,469) 10,174,635
EXCHANGE-TRADED FUNDS - 1 .6%
Guggenheim Ultra Short
Income ETF
(b)
4,870 244,108
Total Exchange-Traded Funds
(Cost $241,532) 244,108
MUTUAL FUNDS - 6 .0%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(b)
88,750 892,829
Total Mutual Funds
(Cost $882,058) 892,829
MONEY MARKET FUNDS
(c)
- 1 .2%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(d)
170,395 170,395
Total Money Market Funds
(Cost $170,395) 170,395
SECURITIES LENDING COLLATERAL
(c)
- 0 .3%
MONEY MARKET FUNDS - 0 .3%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(d)
45,780 45,780
Total Securities Lending Collateral
(Cost $45,780) 45,780
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(e)
- 18 .1%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 1,336,037 $ 1,336,037
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 1,335,972 1,335,972
Total Repurchase Agreements
(Cost $2,672,009) 2,672,009
Total Investments - 96.0%
(Cost $10,527,243) $ 14,199,756
Other Assets & Liabilities, net - 4.0% 596,776
Total Net Assets - 100.0% $ 14,796,532
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Affiliated issuer.
(c)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)
Rate indicated is the 7-day yield as of June 30, 2026.
(e)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
June 30, 2026
48 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
S&P MidCap 400 Index Mini Futures Contracts 15 Sep 2026 $ 5,827,500 $ 86,216
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements
BNP Paribas
S&P MidCap 400
Index Pay
4.18% (Federal
Funds Rate +
0.55%) At Maturity 09/22/26 765 $ 2,948,425 $ 127,251
Barclays Bank
plc
S&P MidCap 400
Index Pay
4.53% (SOFR +
0.85%) At Maturity 09/28/26 439 1,692,521 21,968
Goldman Sachs
International
S&P MidCap 400
Index Pay
4.23% (Federal
Funds Rate +
0.60%) At Maturity 09/24/26 406 1,563,654 17,103
$ 6,204,600 $ 166,322
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 10,174,635 $ — $ — $ 10,174,635
Exchange-Traded Funds 244,108 — — 244,108
Mutual Funds 892,829 — — 892,829
Money Market Funds 170,395 — — 170,395
Securities Lending Collateral 45,780 — — 45,780
Repurchase Agreements — 2,672,009 — 2,672,009
Equity Futures Contracts
(a)
86,216 — — 86,216
Equity Index Swap Agreements
(a)
— 166,322 — 166,322
Total Assets $ 11,613,963 $ 2,838,331 $ — $ 14,452,294
– – – –
(a)
Reported as unrealized appreciation/(depreciation) at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
June 30, 2026
| 49
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 241,540 $ (8) $ — $ 2,576 $ 244,108 4,870 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 891,942 (1) — — 888 892,829 88,750 9,731
Guggenheim Strategy
Fund II 243,531 — (241,540) — (1,991) — — 2,512
$ 1,135,473 $ 241,539 $ (241,548) $ — $ 1,473 $ 1,136,937 $ 12,243

50 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE MID-CAP STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS - 3 .8%
Guggenheim Ultra Short
Income ETF
(a)
100 $ 5,012
Total Exchange-Traded Funds
(Cost $4,986) 5,012
MUTUAL FUNDS - 23 .8%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
3,141 31,594
Total Mutual Funds
(Cost $31,091) 31,594
MONEY MARKET FUNDS
(b)
- 320 .7%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c),(d)
425,012 425,012
Total Money Market Funds
(Cost $425,012) 425,012
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(e)
- 140 .5%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 93,126 $ 93,126
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 93,121 93,121
Total Repurchase Agreements
(Cost $186,247) 186,247
Total Investments - 488.8%
(Cost $647,336) $ 647,865
Other Assets & Liabilities, net - (388.8)% (515,318)
Total Net Assets - 100.0% $ 132,547
(a)
Affiliated issuer.
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(a)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International
S&P MidCap 400
Index Receive
3.93% (Federal
Funds Rate +
0.30%) At Maturity 09/24/26 12 $ 44,865 $ (553)
Barclays Bank
plc
S&P MidCap 400
Index Receive
4.23% (SOFR +
0.55%) At Maturity 09/28/26 12 45,377 (594)
BNP Paribas
S&P MidCap 400
Index Receive
3.78% (Federal
Funds Rate +
0.15%) At Maturity 09/22/26 11 42,111 (482,212)
$ 132,353 $ (483,359)
(a)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE MID-CAP STRATEGY FUND
June 30, 2026
| 51
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 5,012 $ — $ — $ 5,012
Mutual Funds 31,594 — — 31,594
Money Market Funds 425,012 — — 425,012
Repurchase Agreements — 186,247 — 186,247
Total Assets $ 461,618 $ 186,247 $ — $ 647,865
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
(a)
$ — $ 483,359 $ — $ 483,359
(a)
Reported as unrealized appreciation/(depreciation) at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 5,014 $ (28) $ — $ 26 $ 5,012 100 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 31,562 — — — 32 31,594 3,141 344
Guggenheim Strategy
Fund II 35,053 — (35,015) 61 (99) — — 334
$ 66,615 $ 5,014 $ (35,043) $ 61 $ (41) $ 36,606 $ 678

52 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 88 .5%
TECHNOLOGY - 50 .7%
NVIDIA Corp.
287,627 $ 57,551,286
Apple, Inc.
174,565 50,512,128
Micron Technology, Inc.
37,003 42,712,193
Microsoft Corp.
88,290 32,933,936
Advanced Micro Devices,
Inc.*
53,503 31,080,428
Intel Corp.*
164,913 23,026,802
Broadcom, Inc.
56,352 21,286,968
Applied Materials, Inc.
26,051 18,834,873
Lam Research Corp.
41,033 17,780,830
KLA Corp.
42,861 12,931,592
Sandisk Corp.*
4,859 11,048,054
Texas Instruments, Inc.
29,862 8,900,966
Palantir Technologies,
Inc. — Class A*
75,338 8,789,685
Marvell Technology, Inc.
28,703 8,550,337
Western Digital Corp.
11,309 7,223,285
Seagate Technology Holdings
plc
7,357 7,099,505
QUALCOMM, Inc.
34,584 6,390,777
Crowdstrike Holdings,
Inc. — Class A*
8,353 6,374,508
Analog Devices, Inc.
15,982 6,347,571
ASML Holding N.V.
3,007 5,982,246
ARM Holdings plc ADR*
13,912 4,932,778
Fortinet, Inc.*
24,039 3,692,871
Cadence Design Systems,
Inc.*
9,050 3,396,646
Datadog, Inc. — Class A*
10,855 2,826,208
Synopsys, Inc.*
6,283 2,802,658
Adobe, Inc.*
13,262 2,718,975
Astera Labs, Inc.*
5,624 2,716,505
Teradyne, Inc.
5,136 2,485,002
Intuit, Inc.
8,975 2,342,475
NXP Semiconductors N.V.
8,284 2,328,053
Monolithic Power Systems,
Inc.
1,612 2,228,364
Lumentum Holdings, Inc.*
2,552 2,189,769
Nebius Group N.V. — Class
A*
7,232 1,997,261
Electronic Arts, Inc.
8,227 1,686,864
Microchip Technology, Inc.
17,786 1,622,083
Take-Two Interactive
Software, Inc.*
6,092 1,522,878
CoreWeave, Inc. — Class A*
14,686 1,461,845
Autodesk, Inc.*
6,923 1,345,970
Paychex, Inc.
11,756 1,155,968
Roper Technologies, Inc.
3,311 1,120,409
Strategy, Inc. — Class A*
10,854 943,538
Workday, Inc. — Class A*
6,595 807,360
Total Technology 433,682,450
COMMUNICATIONS - 19 .6%
Amazon.com, Inc.*
127,852 30,472,246
Alphabet, Inc. — Class A
69,220 24,737,151
Alphabet, Inc. — Class C
64,846 22,912,037
Meta Platforms, Inc. — Class
A
35,196 19,825,555
Cisco Systems, Inc.
129,326 15,190,632
Netflix, Inc.*
138,164 9,864,910
Palo Alto Networks, Inc.*
26,774 9,130,470
T-Mobile US, Inc.
35,509 5,955,925
A
A
A SHARES VALUE
COMMON STOCKS - 88.5% (continued)
COMMUNICATIONS - 19.6% (continued)
AppLovin Corp. — Class A*
10,032 $ 5,168,787
Shopify, Inc. — Class A*
40,017 4,569,141
Booking Holdings, Inc.
25,425 4,531,752
Comcast Corp. — Class A
116,902 2,869,944
MercadoLibre, Inc.*
1,663 2,822,760
DoorDash, Inc. — Class A*
13,497 2,490,601
Warner Bros Discovery, Inc.*
82,264 2,193,158
Airbnb, Inc. — Class A*
13,712 1,962,187
PDD Holdings, Inc. ADR*
21,916 1,671,752
Thomson Reuters Corp.
12,503 1,021,120
Total Communications 167,390,128
CONSUMER, CYCLICAL - 8 .6%
Tesla, Inc.*
59,372 24,971,863
Walmart, Inc.
160,062 18,128,622
Costco Wholesale Corp.
14,557 13,617,637
Starbucks Corp.
37,395 3,821,395
Marriott International,
Inc. — Class A
8,652 3,206,345
O'Reilly Automotive, Inc.*
27,191 2,504,019
Ross Stores, Inc.
10,570 2,249,825
PACCAR, Inc.
17,268 2,074,232
Fastenal Co.
37,669 1,809,242
Copart, Inc.*
30,378 856,356
Total Consumer, Cyclical 73,239,536
CONSUMER, NON-CYCLICAL - 5 .7%
Amgen, Inc.
17,708 6,412,421
PepsiCo, Inc.
44,846 6,072,149
Gilead Sciences, Inc.
40,738 5,146,839
Intuitive Surgical, Inc.*
11,621 4,621,439
Vertex Pharmaceuticals, Inc.*
8,327 4,136,271
Monster Beverage Corp.*
32,090 3,084,491
Automatic Data Processing,
Inc.
13,116 2,937,328
Mondelez International,
Inc. — Class A
42,119 2,436,163
Cintas Corp.
13,128 2,232,810
Regeneron Pharmaceuticals,
Inc.
3,380 2,107,565
Coca-Cola Europacific
Partners plc
14,630 1,464,024
Keurig Dr Pepper, Inc.
44,643 1,461,165
IDEXX Laboratories, Inc.*
2,588 1,362,427
Alnylam Pharmaceuticals,
Inc.*
4,381 1,318,813
PayPal Holdings, Inc.
28,944 1,249,802
GE HealthCare Technologies,
Inc.
14,926 955,413
Kraft Heinz Co.
38,907 918,983
Dexcom, Inc.*
12,661 852,718
Total Consumer, Non-cyclical 48,770,821
INDUSTRIAL - 1 .6%
CSX Corp.
60,969 2,897,857
Honeywell International, Inc.
10,395 2,327,441
Honeywell Aerospace, Inc.*
10,395 2,298,127
Rocket Lab Corp.*
18,990 1,930,333
Ferrovial N.V.
23,607 1,619,676
Axon Enterprise, Inc.*
2,645 1,482,813

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
June 30, 2026
| 53
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 88.5% (continued)
INDUSTRIAL - 1.6% (continued)
Old Dominion Freight Line,
Inc.
6,824 $ 1,478,078
Total Industrial 14,034,325
UTILITIES - 1 .0%
Constellation Energy Corp.
11,851 2,943,433
American Electric Power
Company, Inc.
17,853 2,442,469
Xcel Energy, Inc.
20,483 1,644,785
Exelon Corp.
33,573 1,565,173
Total Utilities 8,595,860
BASIC MATERIALS - 0 .9%
Linde plc
15,170 7,872,320
ENERGY - 0 .4%
Baker Hughes Co. — Class A
32,552 1,806,636
Diamondback Energy, Inc.
9,230 1,622,449
Total Energy 3,429,085
Total Common Stocks
(Cost $621,938,743) 757,014,525
EXCHANGE-TRADED FUNDS - 0 .3%
Guggenheim Ultra Short
Income ETF
(a)
57,110 2,862,621
Total Exchange-Traded Funds
(Cost $2,806,082) 2,862,621
MUTUAL FUNDS - 0 .4%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
301,467 3,032,762
Total Mutual Funds
(Cost $2,963,980) 3,032,762
MONEY MARKET FUNDS
(b)
- 2 .7%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c),(d)
23,401,941 23,401,941
Total Money Market Funds
(Cost $23,401,941) 23,401,941
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 3 .1%
U.S. Treasury Bills
3.63% due 08/20/26
(e)
$ 15,000,000 $ 14,924,896
3.63% due 08/11/26
(e)
12,000,000 11,950,721
Total U.S. Treasury Bills
(Cost $26,875,617) 26,875,617
REPURCHASE AGREEMENTS
(f)
- 3 .0%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 13,014,545 13,014,545
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 13,013,919 13,013,918
Total Repurchase Agreements
(Cost $26,028,463) 26,028,463
Total Investments - 98.0%
(Cost $704,014,826) $ 839,215,929
Other Assets & Liabilities, net - 2.0% 16,724,012
Total Net Assets - 100.0% $ 855,939,941
*
Non-income producing security.
(a)
Affiliated issuer.
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)
Rate indicated is the effective yield at the time of purchase.
(f)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
June 30, 2026
54 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts 229 Sep 2026 $ 139,786,180 $ 2,601,821
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements
BNP Paribas
NASDAQ-100
Index Pay
4.53% (Federal
Funds Rate +
0.90%) At Maturity 09/22/26 16,428 $ 497,387,418 $ 28,164,745
Barclays Bank
plc
NASDAQ-100
Index Pay
4.68% (SOFR +
1.00%) At Maturity 09/28/26 6,087 184,298,742 1,548,044
Goldman Sachs
International
NASDAQ-100
Index Pay
4.58% (Federal
Funds Rate +
0.95%) At Maturity 09/24/26 4,534 137,264,617 804,610
$ 818,950,777 $ 30,517,399
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 754,687,084 $ 2,327,441 $ — $ 757,014,525
Exchange-Traded Funds 2,862,621 — — 2,862,621
Mutual Funds 3,032,762 — — 3,032,762
Money Market Funds 23,401,941 — — 23,401,941
U.S. Treasury Bills — 26,875,617 — 26,875,617
Repurchase Agreements — 26,028,463 — 26,028,463
Equity Futures Contracts
(a)
2,601,821 — — 2,601,821
Equity Index Swap Agreements
(a)
— 30,517,399 — 30,517,399
Total Assets $ 786,586,229 $ 85,748,920 $ — $ 872,335,149
– – – –
(a)
Reported as unrealized appreciation/(depreciation) at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
June 30, 2026
| 55
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 2,806,097 $ (15) $ — $ 56,539 $ 2,862,621 57,110 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 3,029,747 — — — 3,015 3,032,762 301,467 33,053
Guggenheim Strategy
Fund II 2,855,774 — (2,806,097) — (49,677) — — 29,460
$ 5,885,521 $ 2,806,097 $ (2,806,112) $ — $ 9,877 $ 5,895,383 $ 62,513

56 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
NASDAQ-100
®
FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 97 .0%
TECHNOLOGY - 55 .6%
NVIDIA Corp.
874,840 $ 175,046,736
Apple, Inc.
530,954 153,636,849
Micron Technology, Inc.
112,548 129,913,031
Microsoft Corp.
268,541 100,171,164
Advanced Micro Devices,
Inc.*
162,734 94,533,808
Intel Corp.*
501,595 70,037,710
Broadcom, Inc.
171,399 64,745,972
Applied Materials, Inc.
79,237 57,288,351
Lam Research Corp.
124,807 54,082,617
KLA Corp.
130,366 39,332,726
Sandisk Corp.*
14,779 33,603,456
Texas Instruments, Inc.
90,827 27,072,804
Palantir Technologies,
Inc. — Class A*
229,148 26,734,697
Marvell Technology, Inc.
87,305 26,007,287
Western Digital Corp.
34,399 21,971,329
Seagate Technology Holdings
plc
22,378 21,594,770
QUALCOMM, Inc.
105,189 19,437,875
Crowdstrike Holdings,
Inc. — Class A*
25,407 19,389,098
Analog Devices, Inc.
48,611 19,306,831
ASML Holding N.V.
9,145 18,193,429
ARM Holdings plc ADR*
42,316 15,003,984
Fortinet, Inc.*
73,118 11,232,387
Cadence Design Systems,
Inc.*
27,526 10,331,058
Datadog, Inc. — Class A*
33,016 8,596,046
Synopsys, Inc.*
19,110 8,524,398
Adobe, Inc.*
40,339 8,270,302
Astera Labs, Inc.*
17,106 8,262,540
Teradyne, Inc.
15,623 7,559,032
Intuit, Inc.
27,299 7,125,039
NXP Semiconductors N.V.
25,197 7,081,113
Monolithic Power Systems,
Inc.
4,903 6,777,711
Lumentum Holdings, Inc.*
7,764 6,661,978
Nebius Group N.V. — Class
A*
21,997 6,074,912
Electronic Arts, Inc.
25,025 5,131,126
Microchip Technology, Inc.
54,100 4,933,920
Take-Two Interactive
Software, Inc.*
18,530 4,632,129
CoreWeave, Inc. — Class A*
44,668 4,446,253
Autodesk, Inc.*
21,058 4,094,096
Paychex, Inc.
35,757 3,515,986
Roper Technologies, Inc.
10,072 3,408,264
Strategy, Inc. — Class A*
33,015 2,869,994
Workday, Inc. — Class A*
20,060 2,455,745
Total Technology 1,319,088,553
COMMUNICATIONS - 21 .4%
Amazon.com, Inc.*
388,874 92,684,229
Alphabet, Inc. — Class A
210,540 75,240,680
Alphabet, Inc. — Class C
197,237 69,689,749
Meta Platforms, Inc. — Class
A
107,053 60,301,884
Cisco Systems, Inc.
393,355 46,203,478
Netflix, Inc.*
420,238 30,004,993
Palo Alto Networks, Inc.*
81,437 27,771,646
T-Mobile US, Inc.
108,004 18,115,511
A
A
A SHARES VALUE
COMMON STOCKS - 97.0% (continued)
COMMUNICATIONS - 21.4% (continued)
AppLovin Corp. — Class A*
30,512 $ 15,720,698
Shopify, Inc. — Class A*
121,714 13,897,305
Booking Holdings, Inc.
77,333 13,783,834
Comcast Corp. — Class A
355,566 8,729,145
MercadoLibre, Inc.*
5,060 8,588,793
DoorDash, Inc. — Class A*
41,051 7,575,141
Warner Bros Discovery, Inc.*
250,212 6,670,652
Airbnb, Inc. — Class A*
41,709 5,968,558
PDD Holdings, Inc. ADR*
66,659 5,084,749
Thomson Reuters Corp.
38,030 3,105,910
Total Communications 509,136,955
CONSUMER, CYCLICAL - 9 .4%
Tesla, Inc.*
180,588 75,955,313
Walmart, Inc.
486,843 55,139,838
Costco Wholesale Corp.
44,276 41,418,870
Starbucks Corp.
113,742 11,623,295
Marriott International,
Inc. — Class A
26,316 9,752,446
O'Reilly Automotive, Inc.*
82,706 7,616,396
Ross Stores, Inc.
32,150 6,843,127
PACCAR, Inc.
52,523 6,309,063
Fastenal Co.
114,574 5,502,989
Copart, Inc.*
92,396 2,604,643
Total Consumer, Cyclical 222,765,980
CONSUMER, NON-CYCLICAL - 6 .3%
Amgen, Inc.
53,863 19,504,870
PepsiCo, Inc.
136,404 18,469,102
Gilead Sciences, Inc.
123,909 15,654,663
Intuitive Surgical, Inc.*
35,345 14,056,000
Vertex Pharmaceuticals, Inc.*
25,330 12,582,171
Monster Beverage Corp.*
97,605 9,381,793
Automatic Data Processing,
Inc.
39,893 8,934,037
Mondelez International,
Inc. — Class A
128,108 7,409,767
Cintas Corp.
39,929 6,791,124
Regeneron Pharmaceuticals,
Inc.
10,282 6,411,238
Coca-Cola Europacific
Partners plc
44,500 4,453,115
Keurig Dr Pepper, Inc.
135,784 4,444,210
IDEXX Laboratories, Inc.*
7,872 4,144,136
Alnylam Pharmaceuticals,
Inc.*
13,325 4,011,225
PayPal Holdings, Inc.
88,034 3,801,308
GE HealthCare Technologies,
Inc.
45,398 2,905,926
Kraft Heinz Co.
118,341 2,795,214
Dexcom, Inc.*
38,510 2,593,648
Total Consumer, Non-cyclical 148,343,547
INDUSTRIAL - 1 .8%
CSX Corp.
185,442 8,814,058
Honeywell International, Inc.
31,619 7,079,494
Honeywell Aerospace, Inc.*
31,619 6,990,329
Rocket Lab Corp.*
57,759 5,871,202
Ferrovial N.V.
71,802 4,926,335
Axon Enterprise, Inc.*
8,044 4,509,547

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NASDAQ-100
®
FUND
June 30, 2026
| 57
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 97.0% (continued)
INDUSTRIAL - 1.8% (continued)
Old Dominion Freight Line,
Inc.
20,755 $ 4,495,533
Total Industrial 42,686,498
UTILITIES - 1 .1%
Constellation Energy Corp.
36,047 8,952,993
American Electric Power
Company, Inc.
54,302 7,429,057
Xcel Energy, Inc.
62,302 5,002,851
Exelon Corp.
102,116 4,760,648
Total Utilities 26,145,549
BASIC MATERIALS - 1 .0%
Linde plc
46,142 23,944,929
ENERGY - 0 .4%
Baker Hughes Co. — Class A
99,009 5,494,999
Diamondback Energy, Inc.
28,075 4,935,024
Total Energy 10,430,023
Total Common Stocks
(Cost $525,152,271) 2,302,542,034
EXCHANGE-TRADED FUNDS - 0 .6%
Guggenheim Ultra Short
Income ETF
(a)
284,773 14,274,161
Total Exchange-Traded Funds
(Cost $14,328,982) 14,274,161
MUTUAL FUNDS - 1 .6%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
2,756,359 27,728,975
A
A
A SHARES VALUE
MUTUAL FUNDS - 1.6% (continued)
Guggenheim Strategy Fund
III
(a)
370,504 $ 9,184,789
Total Mutual Funds
(Cost $36,754,882) 36,913,764
MONEY MARKET FUNDS
(b)
- 0 .0%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c),(d)
689,507 689,507
Total Money Market Funds
(Cost $689,507) 689,507
FACE
AMOUNT
REPURCHASE AGREEMENTS
(e)
- 0 .8%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 9,731,191 9,731,191
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 9,730,723 9,730,723
Total Repurchase Agreements
(Cost $19,461,914) 19,461,914
Total Investments - 100.0%
(Cost $596,387,556) $ 2,373,881,380
Other Assets & Liabilities, net - 0.0% 36,185
Total Net Assets - 100.0% $ 2,373,917,565
*
Non-income producing security.
(a)
Affiliated issuer.
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts 54 Sep 2026 $ 32,962,680 $ 589,696
– –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NASDAQ-100
®
FUND
June 30, 2026
58 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas
NASDAQ-100
Index Pay
4.53% (Federal
Funds Rate +
0.90%) At Maturity 09/22/26 497 $ 15,035,066 $ 1,251,692
Barclays Bank
plc
NASDAQ-100
Index Pay
4.68% (SOFR +
1.00%) At Maturity 09/28/26 278 8,402,045 70,574
Goldman Sachs
International
NASDAQ-100
Index Pay
4.58% (Federal
Funds Rate +
0.95%) At Maturity 09/24/26 552 16,705,595 (9,662)
$ 40,142,706 $ 1,312,604
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 2,295,462,540 $ 7,079,494 $ — $ 2,302,542,034
Exchange-Traded Funds 14,274,161 — — 14,274,161
Mutual Funds 36,913,764 — — 36,913,764
Money Market Funds 689,507 — — 689,507
Repurchase Agreements — 19,461,914 — 19,461,914
Equity Futures Contracts
(a)
589,696 — — 589,696
Equity Index Swap Agreements
(a)
— 1,322,266 — 1,322,266
Total Assets $ 2,347,929,668 $ 27,863,674 $ — $ 2,375,793,342
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
(a)
$ — $ 9,662 $ — $ 9,662
(a)
Reported as unrealized appreciation/(depreciation) at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NASDAQ-100
®
FUND
June 30, 2026
| 59
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 14,328,996 $ (15) $ 1 $ (54,821) $ 14,274,161 284,773 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 27,701,411 — — — 27,564 27,728,975 2,756,359 302,211
Guggenheim Strategy
Fund III 9,203,314 — — — (18,525) 9,184,789 370,504 119,248
Guggenheim Strategy
Fund II 14,239,959 — (14,328,997) — 89,038 — — 146,897
$ 51,144,684 $ 14,328,996 $ (14,329,012) $ 1 $ 43,256 $ 51,187,925 $ 568,356

60 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE NASDAQ-100
®
STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS - 4 .8%
Guggenheim Ultra Short
Income ETF
(a)
14,433 $ 723,450
Total Exchange-Traded Funds
(Cost $698,456) 723,450
MUTUAL FUNDS - 5 .9%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
87,169 876,916
Total Mutual Funds
(Cost $846,408) 876,916
MONEY MARKET FUNDS
(b)
- 2 .3%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c),(d)
339,245 339,245
Total Money Market Funds
(Cost $339,245) 339,245
FACE
AMOUNT
REPURCHASE AGREEMENTS
(e)
- 61 .8%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 4,613,610 4,613,610
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(e)
- 61.8% (continued)
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 4,613,389 $ 4,613,389
Total Repurchase Agreements
(Cost $9,226,999) 9,226,999
U.S. TREASURY BILLS - 13 .4%
U.S. Treasury Bills
3.65% due 07/02/26
(f)
1,000,000 999,899
3.67% due 08/18/26
(f)
1,000,000 995,131
Total U.S. Treasury Bills
(Cost $1,995,030) 1,995,030
FEDERAL AGENCY DISCOUNT NOTES - 6 .7%
Federal Home Loan Bank
3.64% due 07/01/26
(f)
1,000,000 1,000,000
Total Federal Agency Discount Notes
(Cost $1,000,000) 1,000,000
Total Investments - 94.9%
(Cost $14,106,138) $ 14,161,640
Other Assets & Liabilities, net - 5.1% 756,801
Total Net Assets - 100.0% $ 14,918,441
(a)
Affiliated issuer.
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)
Repurchase Agreements — See Note 4 .
(f)
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
(a)
Equity Futures Contracts Sold Short
NASDAQ-100 Index Mini Futures Contracts 2 Sep 2026 $ 1,220,840 $ (28,195)
– –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE NASDAQ-100
®
STRATEGY FUND
June 30, 2026
| 61
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International
NASDAQ-100
Index Receive
4.28% (Federal
Funds Rate +
0.65%) At Maturity 09/24/26 37 $ 1,130,192 $ 13,152
Barclays Bank
plc
NASDAQ-100
Index Receive
4.33% (SOFR +
0.65%) At Maturity 09/28/26 277 8,382,278 (71,537)
BNP Paribas
NASDAQ-100
Index Receive
4.13% (Federal
Funds Rate +
0.50%) At Maturity 09/22/26 137 4,134,444 (295,207)
$ 13,646,914 $ (353,592)
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 723,450 $ — $ — $ 723,450
Mutual Funds 876,916 — — 876,916
Money Market Funds 339,245 — — 339,245
Repurchase Agreements — 9,226,999 — 9,226,999
U.S. Treasury Bills — 1,995,030 — 1,995,030
Federal Agency Discount Notes — 1,000,000 — 1,000,000
Equity Index Swap Agreements
(a)
— 13,152 — 13,152
Total Assets $ 1,939,611 $ 12,235,181 $ — $ 14,174,792
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
(a)
$ 28,195 $ — $ — $ 28,195
Equity Index Swap Agreements
(a)
— 366,744 — 366,744
Total Liabilities $ 28,195 $ 366,744 $ — $ 394,939
(a)
Reported as unrealized appreciation/(depreciation) at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE NASDAQ-100
®
STRATEGY FUND
June 30, 2026
62 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 698,475 $ (20) $ 1 $ 24,994 $ 723,450 14,433 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 876,045 — — — 871 876,916 87,169 9,557
Guggenheim Strategy
Fund II 1,222,140 — (1,198,474) 11,326 (34,992) — — 12,140
$ 2,098,185 $ 698,475 $ (1,198,494) $ 11,327 $ (9,127) $ 1,600,366 $ 21,697

| 63
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 64 .8%
CONSUMER, NON-CYCLICAL - 16 .1%
BrightSpring Health Services,
Inc.*
242 $ 16,877
Cytokinetics, Inc.*
196 16,697
Krystal Biotech, Inc.*
39 14,495
Alkermes plc*
248 12,994
Praxis Precision Medicines,
Inc.*
37 12,387
Glaukos Corp.*
85 11,880
TG Therapeutics, Inc.*
216 11,867
HealthEquity, Inc.*
126 11,380
Vaxcyte, Inc.*
195 11,335
Protagonist Therapeutics,
Inc.*
91 11,155
Lantheus Holdings, Inc.*
97 10,761
Kymera Therapeutics, Inc.*
93 10,664
Oscar Health, Inc. — Class A*
357 10,182
PTC Therapeutics, Inc.*
123 10,033
Nuvalent, Inc. — Class A*
80 9,880
Spyre Therapeutics, Inc.*
110 9,766
Cogent Biosciences, Inc.*
247 9,559
Ligand Pharmaceuticals,
Inc. — Class B*
30 9,483
Twist Bioscience Corp.*
92 9,465
Scholar Rock Holding Corp.*
166 9,130
Rhythm Pharmaceuticals,
Inc.*
82 9,104
Definium Therapeutics, Inc.*
193 9,079
Apogee Therapeutics, Inc.*
67 8,893
Xenon Pharmaceuticals, Inc.*
145 8,752
Liquidia Corp.*
104 8,292
Mirum Pharmaceuticals, Inc.*
70 8,195
CG oncology, Inc.*
109 7,744
CRISPR Therapeutics AG*
138 7,527
Travere Therapeutics, Inc.*
132 7,499
Legence Corp. — Class A*
87 7,415
Indivior Pharmaceuticals, Inc.*
178 7,303
Alignment Healthcare, Inc.*
302 7,191
Herc Holdings, Inc.
50 7,167
Oruka Therapeutics, Inc.*
75 7,138
Veracyte, Inc.*
120 7,048
LivaNova plc*
83 6,825
Dianthus Therapeutics, Inc.*
70 6,824
10X Genomics, Inc. — Class
A*
176 6,748
Laureate Education, Inc.*
181 6,574
RadNet, Inc.*
106 6,537
Tango Therapeutics, Inc.*
209 6,533
Covista, Inc.*
51 6,358
Remitly Global, Inc.*
281 6,297
Merit Medical Systems, Inc.*
89 6,171
Celcuity, Inc.*
57 5,963
Brink's Co.
62 5,858
IRhythm Holdings, Inc.*
49 5,829
Crinetics Pharmaceuticals,
Inc.*
154 5,763
Brookdale Senior Living, Inc.*
355 5,712
Graham Holdings
Co. — Class B
5 5,707
GEO Group, Inc.*
190 5,615
Denali Therapeutics, Inc.*
218 5,607
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, NON-CYCLICAL - 16.1% (continued)
Catalyst Pharmaceuticals,
Inc.*
174 $ 5,469
Stride, Inc.*
63 5,433
ICU Medical, Inc.*
37 5,424
Erasca, Inc.*
296 5,423
Chefs' Warehouse, Inc.*
55 5,286
Haemonetics Corp.*
70 5,250
Cal-Maine Foods, Inc.
65 5,236
Concentra Group Holdings
Parent, Inc.
175 5,206
Korn Ferry
78 5,193
Beam Therapeutics, Inc.*
147 5,045
ImmunityBio, Inc.*
572 5,008
Option Care Health, Inc.*
236 4,949
Adaptive Biotechnologies
Corp.*
228 4,891
WD-40 Co.
20 4,873
Immunovant, Inc.*
126 4,855
ACADIA Pharmaceuticals,
Inc.*
191 4,832
Vita Coco Company, Inc.*
73 4,828
Ultragenyx Pharmaceutical,
Inc.*
143 4,775
Integer Holdings Corp.*
51 4,766
Ideaya Biosciences, Inc.*
124 4,621
Privia Health Group, Inc.*
179 4,606
Dyne Therapeutics, Inc.*
202 4,486
Relay Therapeutics, Inc.*
239 4,472
CoreCivic, Inc.*
146 4,435
Arcutis Biotherapeutics, Inc.*
169 4,431
Amneal Pharmaceuticals,
Inc.*
253 4,379
Celldex Therapeutics, Inc.*
116 4,316
Edgewise Therapeutics, Inc.*
106 4,307
GPGI, Inc. — Class A
268 4,248
GRAIL, Inc.*
61 4,164
Sezzle, Inc.*
24 4,119
SELLAS Life Sciences Group,
Inc.*
,(a)
279 4,118
United Natural Foods, Inc.*
90 4,110
Vera Therapeutics,
Inc. — Class A*
95 4,076
Acadia Healthcare Company,
Inc.*
138 4,075
Arcus Biosciences, Inc.*
132 4,070
Kiniksa Pharmaceuticals
International plc — Class A*
63 4,029
National HealthCare Corp.
19 4,016
VeraDermics, Inc.*
32 3,934
Tarsus Pharmaceuticals, Inc.*
62 3,902
Supernus Pharmaceuticals,
Inc.*
83 3,860
ABM Industries, Inc.
87 3,849
StoneCo Ltd. — Class A
344 3,729
Axogen, Inc.*
78 3,603
Nektar Therapeutics*
51 3,560
BioCryst Pharmaceuticals,
Inc.*
345 3,450
Nurix Therapeutics, Inc.*
142 3,445
Establishment Labs Holdings,
Inc.*
40 3,432
Marzetti Co.
30 3,425

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
64 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, NON-CYCLICAL - 16.1% (continued)
Andersons, Inc.
50 $ 3,420
TransMedics Group, Inc.*
51 3,387
Intellia Therapeutics, Inc.*
200 3,384
Vericel Corp.*
76 3,381
Prestige Consumer
Healthcare, Inc.*
71 3,356
Alarm.com Holdings, Inc.*
71 3,317
Immunome, Inc.*
156 3,306
Alumis, Inc.*
117 3,292
Agios Pharmaceuticals, Inc.*
88 3,266
Clover Health Investments
Corp.*
623 3,265
Dentsply Sirona, Inc.
303 3,215
Enliven Therapeutics, Inc.*
63 3,197
Astrana Health, Inc.*
68 3,156
Flywire Corp.*
178 3,127
Pediatrix Medical Group, Inc.*
123 3,116
Disc Medicine, Inc.*
42 3,072
LeMaitre Vascular, Inc.
32 3,071
LifeStance Health Group,
Inc.*
284 3,042
Universal Technical Institute,
Inc.*
71 3,037
Interparfums, Inc.
27 3,020
Perdoceo Education Corp.
94 3,008
Aurinia Pharmaceuticals, Inc.*
177 3,004
Ocular Therapeutix, Inc.*
305 2,995
Trevi Therapeutics, Inc.*
159 2,965
Neogen Corp.*
328 2,949
Biohaven Ltd.*
198 2,946
PACS Group, Inc.*
69 2,942
Spectrum Brands Holdings,
Inc.
34 2,916
UFP Technologies, Inc.*
11 2,916
Progyny, Inc.*
101 2,912
Syndax Pharmaceuticals,
Inc.*
132 2,886
ADMA Biologics, Inc.*
342 2,863
NeoGenomics, Inc.*
195 2,845
Omnicell, Inc.*
68 2,823
John Wiley & Sons,
Inc. — Class A
58 2,814
Addus HomeCare Corp.*
28 2,813
Payoneer Global, Inc.*
392 2,791
Recursion Pharmaceuticals,
Inc. — Class A*
758 2,782
Sarepta Therapeutics, Inc.*
154 2,767
CorVel Corp.*
44 2,751
PROG Holdings, Inc.
59 2,750
Stoke Therapeutics, Inc.*
82 2,683
Monte Rosa Therapeutics,
Inc.*
110 2,662
Butterfly Network,
Inc. — Class A*
312 2,627
EVERTEC, Inc.
92 2,556
Innoviva, Inc.*
112 2,544
Cimpress plc*
25 2,542
MBX Biosciences, Inc.*
46 2,539
Healthcare Services Group,
Inc.*
103 2,530
Strategic Education, Inc.
33 2,528
AtaiBeckley, Inc.*
474 2,498
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, NON-CYCLICAL - 16.1% (continued)
Fortrea Holdings, Inc.*
143 $ 2,488
ANI Pharmaceuticals, Inc.*
30 2,483
Viridian Therapeutics, Inc.*
134 2,462
Iovance Biotherapeutics, Inc.*
589 2,450
Palvella Therapeutics, Inc.*
16 2,445
Amylyx Pharmaceuticals, Inc.*
136 2,443
Harmony Biosciences
Holdings, Inc.*
67 2,439
Taysha Gene Therapies, Inc.*
355 2,418
Novocure Ltd.*
158 2,394
Absci Corp.*
205 2,376
Turning Point Brands, Inc.
28 2,375
CBIZ, Inc.*
73 2,342
ManpowerGroup, Inc.
69 2,330
UroGen Pharma Ltd.*
63 2,318
Mineralys Therapeutics, Inc.*
85 2,293
Teladoc Health, Inc.*
270 2,290
BellRing Brands, Inc.*
176 2,277
Insperity, Inc.
55 2,272
Kodiak Sciences, Inc.*
58 2,260
Huron Consulting Group, Inc.*
25 2,254
Lincoln Educational Services
Corp.*
45 2,246
Flowers Foods, Inc.
283 2,236
Arlo Technologies, Inc.*
161 2,170
TIC Solutions, Inc.*
268 2,168
CareDx, Inc.*
76 2,166
Perrigo Company plc
208 2,161
First Advantage Corp.*
119 2,148
Novavax, Inc.*
226 2,129
Paymentus Holdings,
Inc. — Class A*
88 2,126
Nuvation Bio, Inc.*
373 2,119
Marqeta, Inc. — Class A*
519 2,107
AtriCure, Inc.*
74 2,071
GeneDx Holdings
Corp. — Class A*
30 2,060
Damora Therapeutics, Inc.*
79 2,055
Harrow, Inc.*
48 2,039
TriNet Group, Inc.
41 2,029
Xeris Biopharma Holdings,
Inc.*
254 2,012
Vestis Corp.*
138 2,004
Herbalife Ltd.*
152 1,999
Surgery Partners, Inc.*
118 1,982
ICF International, Inc.
27 1,967
AnaptysBio, Inc.*
29 1,958
NPK International, Inc.*
123 1,957
Ingles Markets, Inc. — Class
A
22 1,949
Boston Beer Company,
Inc. — Class A*
11 1,947
ArriVent Biopharma, Inc.*
56 1,945
MannKind Corp.*
456 1,943
Bicara Therapeutics, Inc.*
65 1,930
Universal Corp.
37 1,930
agilon health, Inc.*
18 1,929
Capricor Therapeutics, Inc.*
80 1,926
Inspire Medical Systems, Inc.*
43 1,918
Pennant Group, Inc.*
51 1,884
Edgewell Personal Care Co.
70 1,880

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
| 65
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, NON-CYCLICAL - 16.1% (continued)
AMN Healthcare Services,
Inc.*
58 $ 1,877
Rapport Therapeutics, Inc.*
45 1,875
Procept Biorobotics Corp.*
83 1,874
Vir Biotechnology, Inc.*
182 1,855
Ardelyx, Inc.*
362 1,846
Coursera, Inc.*
326 1,839
Zymeworks, Inc.*
70 1,830
Integra LifeSciences Holdings
Corp.*
101 1,814
QuidelOrtho Corp.*
102 1,787
Enovis Corp.*
86 1,780
BioLife Solutions, Inc.*
63 1,779
Collegium Pharmaceutical,
Inc.*
49 1,774
Dlocal Ltd. — Class A
135 1,754
Sonida Senior Living, Inc.*
43 1,754
Upbound Group, Inc.
82 1,740
Willdan Group, Inc.*
22 1,740
Tyra Biosciences, Inc.*
54 1,725
Avanos Medical, Inc.*
68 1,692
J & J Snack Foods Corp.
23 1,689
Simply Good Foods Co.*
125 1,660
Xencor, Inc.*
103 1,658
EyePoint, Inc.*
115 1,645
Cullinan Therapeutics, Inc.*
90 1,639
Precigen, Inc.*
286 1,630
Alphatec Holdings, Inc.*
184 1,592
Dole plc
116 1,592
AdaptHealth Corp. — Class
A*
152 1,584
Azenta, Inc.*
62 1,582
Deluxe Corp.
66 1,576
Tandem Diabetes Care, Inc.*
103 1,554
Maze Therapeutics, Inc.*
52 1,552
Artivion, Inc.*
68 1,528
US Physical Therapy, Inc.
22 1,511
CONMED Corp.
46 1,506
Kailera Therapeutics, Inc.*
68 1,498
Pacira BioSciences, Inc.*
59 1,497
Corvus Pharmaceuticals, Inc.*
100 1,494
BrightView Holdings, Inc.*
105 1,488
Weis Markets, Inc.
19 1,488
Olema Pharmaceuticals, Inc.*
116 1,451
American Public Education,
Inc.*
27 1,450
Eton Pharmaceuticals, Inc.*
40 1,448
STAAR Surgical Co.*
50 1,434
Grocery Outlet Holding Corp.*
140 1,397
Savara, Inc.*
226 1,392
Kura Oncology, Inc.*
126 1,382
Del Monte Corp.
49 1,368
Personalis, Inc.*
100 1,340
Inhibrx Biosciences, Inc.*
14 1,327
Annexon, Inc.*
230 1,313
Transcat, Inc.*
14 1,299
Replimune Group, Inc.*
117 1,295
Quanex Building Products
Corp.
69 1,285
CRA International, Inc.
9 1,281
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, NON-CYCLICAL - 16.1% (continued)
Barrett Business Services,
Inc.
36 $ 1,279
BioAge Labs, Inc.*
52 1,275
Driven Brands Holdings, Inc.*
90 1,255
Zevra Therapeutics, Inc.*
87 1,248
iRadimed Corp.
13 1,242
Target Hospitality Corp.*
60 1,222
Seneca Foods Corp. — Class
A*
7 1,218
Matthews International
Corp. — Class A
45 1,211
MeiraGTx Holdings plc*
89 1,202
ORIC Pharmaceuticals, Inc.*
111 1,202
Anteris Technologies Global
Corp.*
121 1,192
Sionna Therapeutics, Inc.*
27 1,188
Esperion Therapeutics, Inc.*
375 1,185
WaVe Life Sciences Ltd.*
204 1,185
Kforce, Inc.
25 1,173
Solid Biosciences, Inc.*
116 1,159
Coty, Inc. — Class A*
536 1,158
Avalo Therapeutics, Inc.*
62 1,146
Arbutus Biopharma Corp.*
238 1,142
Guardian Pharmacy Services,
Inc. — Class A*
27 1,130
Certara, Inc.*
172 1,127
National Beverage Corp.*
36 1,123
Clarivate plc*
518 1,119
Septerna, Inc.*
33 1,105
Vor BioPharma, Inc.*
60 1,105
Green Dot Corp. — Class A*
81 1,094
Legalzoom.com, Inc.*
178 1,091
Custom Truck One Source,
Inc.*
91 1,075
LB Pharmaceuticals, Inc.*
33 1,071
Jade Biosciences, Inc.*
48 1,067
Zenas Biopharma, Inc.*
42 1,066
SI-BONE, Inc.*
65 1,061
Geron Corp.*
828 1,060
Rigel Pharmaceuticals, Inc.*
27 1,056
Castle Biosciences, Inc.*
44 1,049
Maravai LifeSciences
Holdings, Inc. — Class A*
167 1,042
John B Sanfilippo & Son, Inc.
12 1,032
Alto Neuroscience, Inc.*
39 1,029
Theravance Biopharma, Inc.*
60 1,020
Ironwood Pharmaceuticals,
Inc. — Class A*
242 1,019
Kestra Medical Technologies
Ltd.*
40 1,018
Omeros Corp.*
,(a)
107 1,018
Helen of Troy Ltd.*
35 1,017
Tactile Systems Technology,
Inc.*
34 1,013
Mission Produce, Inc.*
85 1,002
Mama's Creations, Inc.*
56 1,000
Aktis Oncology, Inc.*
31 999
Aveanna Healthcare
Holdings, Inc.*
116 994
CytomX Therapeutics, Inc.*
263 986
Janux Therapeutics, Inc.*
64 983

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
66 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, NON-CYCLICAL - 16.1% (continued)
Phibro Animal Health
Corp. — Class A
31 $ 973
Amphastar Pharmaceuticals,
Inc.*
48 969
Relmada Therapeutics, Inc.*
140 969
Verra Mobility Corp. — Class
A*
228 969
Candel Therapeutics, Inc.*
,(a)
94 968
Sana Biotechnology, Inc.*
272 949
Beta Bionics, Inc.*
60 940
Aclaris Therapeutics, Inc.*
175 926
Oddity Tech Ltd. — Class A*
60 908
4D Molecular Therapeutics,
Inc.*
68 904
OPKO Health, Inc.*
597 896
Altimmune, Inc.*
294 894
Lexicon Pharmaceuticals,
Inc.*
368 883
Cass Information Systems,
Inc.
17 872
CorMedix, Inc.*
,(a)
110 864
Cerus Corp.*
294 858
REGENXBIO, Inc.*
71 851
Utz Brands, Inc.
109 839
Spire Global, Inc. — Class A*
45 837
Avalyn Pharma, Inc.*
25 823
Allogene Therapeutics, Inc.*
393 817
Carriage Services,
Inc. — Class A
21 805
Ceribell, Inc.*
41 797
Cytek Biosciences, Inc.*
180 797
Sutro Biopharma, Inc.*
24 797
Phathom Pharmaceuticals,
Inc.*
73 792
Ennis, Inc.
37 786
Myriad Genetics, Inc.*
137 782
Ocugen, Inc.*
,(a)
506 774
Bright Minds Biosciences,
Inc.*
11 772
FTAI Infrastructure, Inc.
163 756
Achieve Life Sciences, Inc.*
,(a)
115 751
ClearPoint Neuro, Inc.*
42 749
Pulse Biosciences, Inc.*
27 749
Arvinas, Inc.*
88 731
ARS Pharmaceuticals, Inc.*
,(a)
91 729
AngioDynamics, Inc.*
55 716
First Tracks Biotherapeutics,
Inc.*
35 704
Ginkgo Bioworks Holdings,
Inc.*
71 704
Pacific Biosciences of
California, Inc.*
418 702
C4 Therapeutics, Inc.*
150 701
MiMedx Group, Inc.*
179 689
Climb Bio, Inc.*
52 678
Sagimet Biosciences,
Inc. — Class A*
87 673
Bioventus, Inc. — Class A*
,(a)
71 670
Aquestive Therapeutics, Inc.*
160 666
Design Therapeutics, Inc.*
46 666
Varex Imaging Corp.*
63 657
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, NON-CYCLICAL - 16.1% (continued)
Contineum Therapeutics,
Inc. — Class A*
40 $ 656
Monopar Therapeutics, Inc.*
7 648
Prothena Corporation plc*
66 646
Emergent BioSolutions, Inc.*
77 645
MiniMed Group, Inc.*
43 643
Community Health Systems,
Inc.*
192 641
Monro, Inc.
37 633
Shattuck Labs, Inc.*
91 632
Immix Biopharma, Inc.*
61 629
Vital Farms, Inc.*
54 628
NeuroPace, Inc.*
39 620
Forte Biosciences, Inc.*
29 616
Oncology Institute, Inc.*
113 614
Enanta Pharmaceuticals, Inc.*
42 612
Evolus, Inc.*
88 611
Ovid therapeutics, Inc.*
227 611
Generate Biomedicines, Inc.*
36 607
Rezolute, Inc.*
116 603
Tejon Ranch Co.*
32 598
Fulgent Genetics, Inc.*
29 595
XOMA Royalty Corp.*
14 595
Cross Country Healthcare,
Inc.*
45 594
Village Super Market,
Inc. — Class A
14 591
Natural Grocers by Vitamin
Cottage, Inc.
19 589
Crescent Biopharma, Inc.*
32 576
Viemed Healthcare, Inc.*
50 570
ACCO Brands Corp.
136 566
X4 Pharmaceuticals, Inc.*
120 560
Kyverna Therapeutics, Inc.*
62 552
Orthofix Medical, Inc.*
60 548
Alamar Biosciences, Inc.*
,(a)
20 542
Delcath Systems, Inc.*
43 541
Kelly Services, Inc. — Class A
44 540
MapLight Therapeutics, Inc.*
15 538
Tenax Therapeutics, Inc.*
37 538
Neurogene, Inc.*
17 535
Puma Biotechnology, Inc.*
66 535
Strata Critical Medical, Inc.*
101 532
Perspective Therapeutics,
Inc.*
153 522
Honest Company, Inc.*
142 520
Cabaletta Bio, Inc.*
167 519
Tectonic Therapeutic, Inc.*
,(a)
15 516
Prime Medicine, Inc.*
139 513
Zura Bio Ltd. — Class A*
87 513
OrthoPediatrics Corp.*
26 497
Vanda Pharmaceuticals, Inc.*
80 490
Lexeo Therapeutics, Inc.*
105 489
Atea Pharmaceuticals, Inc.*
105 488
Editas Medicine, Inc.*
148 480
Nature's Sunshine Products,
Inc.*
22 480
Aura Biosciences, Inc.*
66 469
B&G Foods, Inc.
116 462
Fennec Pharmaceuticals,
Inc.*
43 462

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
| 67
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, NON-CYCLICAL - 16.1% (continued)
Nuvectis Pharma, Inc.*
25 $ 460
Rocket Pharmaceuticals, Inc.*
134 458
Palisade Bio, Inc.*
218 456
Westrock Coffee Co.*
56 454
Verastem, Inc.*
118 451
Eledon Pharmaceuticals, Inc.*
114 449
Century Therapeutics, Inc.*
182 446
Akebia Therapeutics, Inc.*
383 437
Olaplex Holdings, Inc.*
213 437
Chaince Digital Holdings, Inc.*
99 433
OraSure Technologies, Inc.*
97 433
Hertz Global Holdings, Inc.*
,(a)
190 430
MacroGenics, Inc.*
93 430
Benitec Biopharma, Inc.*
32 428
Compass Therapeutics, Inc.*
194 425
Electromed, Inc.*
10 423
Eikon Therapeutics, Inc.*
,(a)
32 418
Assembly Biosciences, Inc.*
15 412
Repay Holdings
Corp. — Class A*
97 407
Nathan's Famous, Inc.
4 406
Abeona Therapeutics, Inc.*
65 402
OmniAb, Inc.*
163 401
CapsoVision, Inc.*
,(a)
52 394
Immuneering Corp. — Class
A*
,(a)
79 394
Innovage Holding Corp.*
33 391
Once Upon a Farm PBC*
,(a)
19 389
NRC Health
18 388
MGP Ingredients, Inc.
22 385
Distribution Solutions Group,
Inc.*
14 383
DiaMedica Therapeutics, Inc.*
54 380
Alico, Inc.
9 372
Quad/Graphics, Inc.
44 371
USCB Financial Holdings, Inc.
18 368
Accendra Health, Inc.*
107 366
Inhibikase Therapeutics, Inc.*
180 365
USANA Health Sciences, Inc.*
17 363
Upstream Bio, Inc.*
52 360
Zentalis Pharmaceuticals,
Inc.*
74 359
Lineage Cell Therapeutics,
Inc.*
273 358
SpyGlass Pharma, Inc.*
16 356
Cadiz, Inc.*
85 355
Hackett Group, Inc.
33 355
Anavex Life Sciences Corp.*
136 352
Ardent Health, Inc.*
35 344
Franklin Covey Co.*
14 343
Priority Technology Holdings,
Inc.*
51 340
ALX Oncology Holdings, Inc.*
160 331
Galectin Therapeutics, Inc.*
71 329
Senseonics Holdings, Inc.*
,(a)
58 329
Limoneira Co.
25 328
Opus Genetics, Inc.*
79 325
Entrada Therapeutics, Inc.*
44 324
Shoulder Innovations, Inc.*
16 324
TriSalus Life Sciences, Inc.*
71 323
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, NON-CYCLICAL - 16.1% (continued)
Fulcrum Therapeutics, Inc.*
88 $ 322
Lumexa Imaging Holdings,
Inc.*
28 316
Larimar Therapeutics, Inc.*
99 302
Protara Therapeutics, Inc.*
77 294
TrueBlue, Inc.*
42 293
Alector, Inc.*
145 291
Embecta Corp.
89 290
Keros Therapeutics, Inc.*
27 289
Surrozen, Inc.*
11 285
RxSight, Inc.*
59 284
Karyopharm Therapeutics,
Inc.*
29 283
Precision BioSciences, Inc.*
,(a)
36 283
Atrium Therapeutics, Inc.*
21 282
KORU Medical Systems, Inc.*
67 281
Tonix Pharmaceuticals
Holding Corp.*
22 281
InfuSystem Holdings, Inc.*
29 280
Minerva Neurosciences, Inc.*
50 277
Utah Medical Products, Inc.
4 276
Niagen Bioscience, Inc.*
86 274
Voyager Therapeutics, Inc.*
78 273
Invivyd, Inc.*
312 272
Quanterix Corp.*
63 272
Coherus Oncology, Inc.*
193 270
Arcturus Therapeutics
Holdings, Inc.*
40 269
Paysafe Ltd.*
36 269
Foghorn Therapeutics, Inc.*
54 264
Neumora Therapeutics, Inc.*
152 258
Protalix BioTherapeutics, Inc.*
110 256
Orchestra BioMed Holdings,
Inc.*
59 255
Evommune, Inc.*
19 253
SAB Biotherapeutics, Inc.*
64 250
Anika Therapeutics, Inc.*
17 249
CPI Card Group, Inc.*
12 249
Organogenesis Holdings,
Inc. — Class A*
102 248
Acacia Research Corp.*
52 242
Oramed Pharmaceuticals, Inc.
50 240
Acme United Corp.
5 239
Caribou Biosciences, Inc.*
136 239
Inogen, Inc.*
37 239
Lifeway Foods, Inc.*
8 239
Greenwich Lifesciences, Inc.*
10 235
Lucid Diagnostics, Inc.*
220 235
SIGA Technologies, Inc.
63 229
ProKidney Corp. — Class
A*
,(a)
112 228
Corbus Pharmaceuticals
Holdings, Inc.*
24 225
MediWound Ltd.*
15 221
Lifecore Biomedical, Inc.*
42 220
Whitehawk Therapeutics,
Inc.*
48 220
Prelude Therapeutics, Inc.*
41 219
Spruce Biosciences, Inc.*
4 216
Information Services Group,
Inc.
52 214

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
68 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, NON-CYCLICAL - 16.1% (continued)
Korro Bio, Inc.*
16 $ 211
CAMP4 Therapeutics Corp.*
47 205
Cartesian Therapeutics, Inc.*
19 198
RCM Technologies, Inc.*
7 198
Lyell Immunopharma, Inc.*
14 197
KinderCare Learning
Companies, Inc.*
46 196
Alta Equipment Group, Inc.*
30 194
AN2 Therapeutics, Inc.*
39 189
Acumen Pharmaceuticals,
Inc.*
70 187
Nkarta, Inc.*
66 187
Canton Strategic Holdings,
Inc.*
66 186
Agenus, Inc.*
59 181
Gyre Therapeutics, Inc.*
27 178
OnKure Therapeutics,
Inc. — Class A*
39 178
Stereotaxis, Inc.*
101 174
ADC Therapeutics S.A.*
159 170
LENZ Therapeutics, Inc.*
30 170
Unicycive Therapeutics, Inc.*
36 169
Hyperfine, Inc. — Class A*
116 157
Nautilus Biotechnology, Inc.*
74 138
Black Diamond Therapeutics,
Inc.*
70 130
BRC, Inc. — Class A*
115 128
CVRx, Inc.*
,(a)
23 118
Sanara Medtech, Inc.*
5 118
Armata Pharmaceuticals, Inc.*
18 117
Heron Therapeutics, Inc.*
236 101
HireQuest, Inc.
8 100
Alpha Teknova, Inc.*
17 97
Emerald Holding, Inc.
(a)
19 96
SBC Medical Group Holdings,
Inc.*
28 86
Forafric Global plc*
8 81
Context Therapeutics, Inc.*
138 76
Elicio Therapeutics, Inc.*
19 74
Artiva Biotherapeutics, Inc.*
7 68
AirSculpt Technologies, Inc.*
14 63
MarketWise, Inc.
3 54
Connect Biopharma Holdings
Ltd.*
22 52
Public Policy Holding
Company, Inc.
6 44
Ligand Pharmaceuticals,
Inc.
(b)
24 —
Total Consumer, Non-cyclical 1,187,701
FINANCIAL - 15 .8%
Hut 8 Corp.*
153 17,663
UMB Financial Corp.
109 15,561
Riot Platforms, Inc.*
529 14,484
CareTrust REIT, Inc.
337 13,598
Old National Bancorp
518 13,416
Compass, Inc. — Class A*
1,065 13,131
StoneX Group, Inc.*
108 12,798
Cipher Digital, Inc.*
503 12,324
Ryman Hospitality Properties,
Inc. REIT
93 11,955
Core Scientific, Inc.*
465 11,899
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
FINANCIAL - 15.8% (continued)
Macerich Co. REIT
423 $ 10,655
Valley National Bancorp
725 10,621
Terreno Realty Corp. REIT
159 10,298
Glacier Bancorp, Inc.
197 10,161
Jackson Financial,
Inc. — Class A
98 10,034
Essential Properties Realty
Trust, Inc. REIT
327 9,761
United Bankshares, Inc.
208 9,533
Hancock Whitney Corp.
123 9,191
Atlantic Union Bankshares
Corp.
214 9,054
Ameris Bancorp
98 8,845
Selective Insurance Group,
Inc.
90 8,731
Kite Realty Group Trust REIT
306 8,684
Essent Group Ltd.
135 8,678
Enova International, Inc.*
36 8,666
Home BancShares, Inc.
280 7,994
Axos Financial, Inc.*
82 7,986
MARA Holdings, Inc.*
574 7,973
Phillips Edison & Company,
Inc. REIT
191 7,949
Outfront Media, Inc. REIT
239 7,830
Radian Group, Inc.
203 7,647
Piper Sandler Companies
105 7,596
HA Sustainable Infrastructure
Capital, Inc.
191 7,459
Sabra Health Care REIT, Inc.
378 7,375
Moelis & Co. — Class A
112 7,327
Eastern Bankshares, Inc.
326 7,250
Independent Bank Corp.
103 7,194
CNO Financial Group, Inc.
139 7,086
Fulton Financial Corp.
290 7,015
Lemonade, Inc.*
107 6,960
Flagstar Bank North America
460 6,872
First Financial Bankshares,
Inc.
198 6,851
ServisFirst Bancshares, Inc.
78 6,767
Texas Capital Bancshares,
Inc.
65 6,712
Tanger, Inc. REIT
170 6,710
Associated Banc-Corp
216 6,646
Bread Financial Holdings, Inc.
61 6,609
United Community Banks, Inc.
181 6,351
COPT Defense Properties
REIT
172 6,259
International Bancshares
Corp.
82 6,228
WSFS Financial Corp.
79 6,062
First BanCorp
232 6,048
Cathay General Bancorp
97 6,013
BGC Group, Inc. — Class A
559 5,976
Renasant Corp.
140 5,956
Broadstone Net Lease, Inc.
REIT
288 5,953
Independence Realty Trust,
Inc. REIT
356 5,942
CVB Financial Corp.
254 5,728
Marex Group plc
92 5,607
SL Green Realty Corp. REIT
108 5,591
Dave, Inc.*
15 5,589

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
| 69
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
FINANCIAL - 15.8% (continued)
WesBanco, Inc.
143 $ 5,581
National Health Investors, Inc.
REIT
72 5,491
Apple Hospitality REIT, Inc.
326 5,480
Cleanspark, Inc.*
375 5,456
PJT Partners, Inc. — Class A
36 5,434
Genworth Financial,
Inc. — Class A*
572 5,417
Victory Capital Holdings,
Inc. — Class A
64 5,380
BankUnited, Inc.
111 5,378
First Financial Bancorp
158 5,345
Community Financial System,
Inc.
79 5,302
First Interstate BancSystem,
Inc. — Class A
136 5,244
Nicolet Bankshares, Inc.
30 4,962
Simmons First National
Corp. — Class A
218 4,938
Palomar Holdings, Inc.*
39 4,929
Seacoast Banking
Corporation of Florida
146 4,855
Bank of Hawaii Corp.
59 4,808
StepStone Group,
Inc. — Class A
115 4,756
Towne Bank
131 4,747
Cushman & Wakefield Ltd.*
354 4,740
LXP Industrial Trust REIT
87 4,688
NMI Holdings, Inc. — Class
A*
114 4,684
Banc of California, Inc.
228 4,658
Park National Corp.
25 4,575
Provident Financial Services,
Inc.
192 4,539
Upstart Holdings, Inc.*
127 4,500
McGrath RentCorp
37 4,478
Curbline Properties Corp.
REIT
147 4,469
Urban Edge Properties REIT
192 4,393
Mercury General Corp.
40 4,265
Dynex Capital, Inc. REIT
325 4,261
Acadia Realty Trust REIT
202 4,224
WaFd, Inc.
110 4,221
Miami International Holdings,
Inc.*
113 4,199
DigitalBridge Group, Inc.
265 4,182
InvenTrust Properties Corp.
REIT
117 4,142
First Merchants Corp.
94 4,107
Blackstone Mortgage Trust,
Inc. — Class A REIT
239 4,051
Four Corners Property Trust,
Inc. REIT
165 4,051
Park Hotels & Resorts, Inc.
REIT
280 3,990
First Bancorp
61 3,900
Baldwin Insurance Group,
Inc. — Class A*
145 3,854
Beacon Financial Corp.
126 3,837
PennyMac Financial Services,
Inc.
44 3,832
Trustmark Corp.
83 3,819
NBT Bancorp, Inc.
77 3,801
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
FINANCIAL - 15.8% (continued)
SiriusPoint Ltd.*
157 $ 3,768
DiamondRock Hospitality Co.
REIT
306 3,727
Bancorp, Inc.*
59 3,696
FB Financial Corp.
66 3,653
Customers Bancorp, Inc.*
46 3,639
St. Joe Co.
58 3,633
Enterprise Financial Services
Corp.
55 3,623
Skyward Specialty Insurance
Group, Inc.*
62 3,618
First Busey Corp.
122 3,599
Bank of NT Butterfield & Son
Ltd.
60 3,570
BancFirst Corp.
32 3,556
Newmark Group,
Inc. — Class A
235 3,551
Happen, Inc.*
170 3,526
WisdomTree, Inc.
202 3,422
Northwest Bancshares, Inc.
220 3,335
Banner Corp.
50 3,322
ARMOUR Residential REIT,
Inc. REIT
188 3,281
Artisan Partners Asset
Management, Inc. — Class
A
95 3,280
Pebblebrook Hotel Trust REIT
168 3,261
Webull Corp.*
498 3,247
Cohen & Steers, Inc.
42 3,198
OFG Bancorp
64 3,140
NETSTREIT Corp. REIT
147 3,106
Brookfield Business
Corp. — Class A
104 3,104
Horace Mann Educators
Corp.
60 3,099
Sunstone Hotel Investors, Inc.
REIT
270 3,092
First Commonwealth Financial
Corp.
152 3,090
Diversified Healthcare Trust
REIT
331 3,078
Bitdeer Technologies
Group — Class A*
192 3,047
Acadian Asset Management,
Inc.
42 3,004
Stock Yards Bancorp, Inc.
39 2,982
HCI Group, Inc.
17 2,979
Stewart Information Services
Corp.
45 2,971
Nelnet, Inc. — Class A
22 2,933
Encore Capital Group, Inc.*
31 2,892
Douglas Emmett, Inc. REIT
245 2,891
National Bank Holdings
Corp. — Class A
65 2,888
Getty Realty Corp. REIT
86 2,869
LTC Properties, Inc. REIT
74 2,845
Xenia Hotels & Resorts, Inc.
REIT
139 2,830
Federal Agricultural Mortgage
Corp. — Class C
14 2,790
Pathward Financial, Inc.
32 2,786
City Holding Co.
21 2,785
Walker & Dunlop, Inc.
50 2,735

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
70 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
FINANCIAL - 15.8% (continued)
Smartstop Self Storage REIT,
Inc. REIT
84 $ 2,730
S&T Bancorp, Inc.
55 2,699
Innovative Industrial
Properties, Inc. REIT
43 2,665
German American Bancorp,
Inc.
55 2,610
Triumph Financial, Inc.*
34 2,595
Global Net Lease, Inc. REIT
287 2,566
Hope Bancorp, Inc.
185 2,531
Ellington Financial, Inc. REIT
185 2,518
Dime Commercial
Bancshares, Inc.
61 2,480
OceanFirst Financial Corp.
125 2,441
QCR Holdings, Inc.
25 2,434
ConnectOne Bancorp, Inc.
72 2,408
Kemper Corp.
88 2,372
TriCo Bancshares
44 2,369
Hamilton Insurance Group
Ltd. — Class B
69 2,342
Hilltop Holdings, Inc.
60 2,327
Origin Bancorp, Inc.
45 2,302
Lakeland Financial Corp.
37 2,284
Pagseguro Digital
Ltd. — Class A
247 2,235
Bank First Corp.
15 2,225
Live Oak Bancshares, Inc.
54 2,205
1st Source Corp.
27 2,203
RLJ Lodging Trust REIT
185 2,192
Apollo Commercial Real
Estate Finance, Inc. REIT
201 2,147
Orchid Island Capital, Inc.
REIT
305 2,126
Westamerica BanCorp
35 2,053
Peoples Bancorp, Inc.
53 2,036
Two Harbors Investment
Corp. REIT
158 1,961
Slide Insurance Holdings,
Inc.*
98 1,898
Tompkins Financial Corp.
20 1,890
Enact Holdings, Inc.
41 1,874
Merchants Bancorp
37 1,850
UMH Properties, Inc. REIT
122 1,847
Univest Financial Corp.
42 1,838
Heritage Financial Corp.
62 1,836
American Assets Trust, Inc.
REIT
74 1,827
Preferred Bank/Los Angeles
CA
17 1,806
Neptune Insurance Holdings,
Inc. — Class A*
56 1,764
Old Second Bancorp, Inc.
75 1,749
Community Trust Bancorp,
Inc.
24 1,737
Byline Bancorp, Inc.
46 1,732
First Mid Bancshares, Inc.
36 1,731
Piedmont Realty Trust, Inc.
REIT*
188 1,720
Goosehead Insurance,
Inc. — Class A*
35 1,698
Ladder Capital Corp. — Class
A REIT
170 1,692
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
FINANCIAL - 15.8% (continued)
Metropolitan Bank Holding
Corp.
17 $ 1,679
United Fire Group, Inc.
32 1,678
Chimera Investment Corp.
REIT
125 1,668
Perella Weinberg
Partners — Class A
104 1,660
Burke & Herbert Financial
Services Corp.
23 1,653
Safety Insurance Group, Inc.
22 1,647
Easterly Government
Properties, Inc. — Class
A REIT
66 1,645
Pelagos Insurance Capital
Ltd.
65 1,583
Universal Insurance Holdings,
Inc.
38 1,572
Coastal Financial Corp.*
20 1,550
Capitol Federal Financial, Inc.
181 1,540
Arbor Realty Trust, Inc. REIT
284 1,539
Horizon Bancorp, Inc.
76 1,518
Southside Bancshares, Inc.
43 1,513
Central Pacific Financial Corp.
39 1,490
CBL & Associates Properties,
Inc. REIT
28 1,487
CNB Financial Corp.
44 1,483
PennyMac Mortgage
Investment Trust REIT
131 1,478
Service Properties Trust REIT
869 1,469
Hyperliquid Strategies, Inc.*
186 1,464
MFA Financial, Inc. REIT
151 1,463
Northeast Bank
11 1,458
Business First Bancshares,
Inc.
47 1,444
Mercantile Bank Corp.
25 1,436
Firstsun Capital Bancorp*
37 1,435
Virtus Investment Partners,
Inc.
10 1,435
TrustCo Bank Corporation NY
26 1,428
Hanmi Financial Corp.
44 1,426
Employers Holdings, Inc.
28 1,413
F&G Annuities & Life, Inc.
53 1,409
Centerspace REIT
25 1,405
Camden National Corp.
25 1,356
Safehold, Inc. REIT
84 1,319
First Financial Corp.
17 1,316
Esquire Financial Holdings,
Inc.
11 1,310
Whitestone REIT REIT
69 1,308
JBG SMITH Properties REIT
89 1,306
Amerant Bancorp,
Inc. — Class A
51 1,302
Farmers National Banc Corp.
88 1,285
Equity Bancshares,
Inc. — Class A
26 1,274
NB Bancorp, Inc.
60 1,268
Metrocity Bankshares, Inc.
35 1,256
Burford Capital Ltd.
303 1,242
Amalgamated Financial Corp.
27 1,239
Trupanion, Inc.*
50 1,239
Hudson Pacific Properties,
Inc. REIT*
79 1,200
Eagle Bancorp, Inc.
42 1,192

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
| 71
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
FINANCIAL - 15.8% (continued)
Adamas Trust, Inc. REIT
126 $ 1,182
Republic Bancorp,
Inc. — Class A
13 1,176
Empire State Realty Trust,
Inc. — Class A REIT
213 1,152
HomeTrust Bancshares, Inc.
23 1,147
Orrstown Financial Services,
Inc.
28 1,143
Peapack-Gladstone Financial
Corp.
24 1,136
Financial Institutions, Inc.
29 1,130
Carter Bankshares, Inc.
33 1,122
Alerus Financial Corp.
36 1,120
Five Star Bancorp
23 1,120
Mid Penn Bancorp, Inc.
32 1,115
First Community Bankshares,
Inc.
25 1,111
Summit Hotel Properties, Inc.
REIT
155 1,087
GCM Grosvenor, Inc. — Class
A
88 1,082
PRA Group, Inc.*
57 1,082
SmartFinancial, Inc.
23 1,079
Compass Diversified
Holdings*
101 1,077
Invesco Mortgage Capital,
Inc. REIT
135 1,067
Southern Missouri Bancorp,
Inc.
14 1,067
Patria Investments
Ltd. — Class A
97 1,065
Root, Inc. — Class A*
19 1,062
Marcus & Millichap, Inc.
34 1,060
Shore Bancshares, Inc.
46 1,056
Accelerant Holdings — Class
A*
90 1,055
CTO Realty Growth, Inc. REIT
49 1,054
Capital City Bank Group, Inc.
21 1,038
Strive, Inc. — Class A*
,(a)
94 1,026
Washington Trust Bancorp,
Inc.
28 1,021
BrightSpire Capital,
Inc. — Class A REIT
183 997
South Plains Financial, Inc.
23 991
Postal Realty Trust,
Inc. — Class A REIT
40 986
Arrow Financial Corp.
24 984
National Healthcare
Properties, Inc. REIT*
67 982
Community West Bancshares
36 967
Heritage Insurance Holdings,
Inc.*
37 965
NexPoint Residential Trust,
Inc. REIT
34 949
AMERISAFE, Inc.
28 947
Bar Harbor Bankshares
25 944
Great Southern Bancorp, Inc.
12 941
Mechanics Bancorp — Class
A
59 938
Franklin BSP Realty Trust,
Inc. REIT
115 936
Peoples Financial Services
Corp.
14 929
Third Coast Bancshares, Inc.*
23 929
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
FINANCIAL - 15.8% (continued)
Northrim BanCorp, Inc.
33 $ 915
Midland States Bancorp, Inc.
29 903
Gladstone Commercial Corp.
REIT
73 898
World Acceptance Corp.*
4 895
ACNB Corp.
15 891
Chatham Lodging Trust REIT
67 886
Redwood Trust, Inc. REIT
187 886
TPG RE Finance Trust, Inc.
REIT
105 879
Bit Digital, Inc.*
487 877
Civista Bancshares, Inc.
31 875
Resolute Holdings
Management, Inc.*
6 867
Southern First Bancshares,
Inc.*
14 855
Cannae Holdings, Inc.
59 850
Universal Health Realty
Income Trust REIT
19 833
Columbia Financial, Inc.*
39 828
Alexander's, Inc. REIT
3 827
Northfield Bancorp, Inc.
56 825
Kearny Financial Corp.
87 823
Atlanticus Holdings Corp.*
8 818
California BanCorp
39 813
Bowhead Specialty Holdings,
Inc.*
27 808
Navient Corp.
95 808
AH Realty Trust, Inc. REIT
114 807
Brandywine Realty Trust REIT
252 799
Hippo Holdings, Inc.*
28 791
HBT Financial, Inc.
24 768
New Era Energy & Digital,
Inc.*
,(a)
119 759
First Business Financial
Services, Inc.
12 758
AGNT, Inc.
140 757
LendingTree, Inc.*
17 753
Community Healthcare Trust,
Inc. REIT
41 749
Saul Centers, Inc. REIT
20 748
Industrial Logistics Properties
Trust REIT
84 745
Sierra Bancorp
18 734
Red River Bancshares, Inc.
8 730
ChoiceOne Financial
Services, Inc.
21 714
Chiron Real Estate, Inc. REIT
19 713
Ridgepost Capital,
Inc. — Class A
89 700
Orange County Bancorp, Inc.
19 699
Z Squared, Inc.*
,(a)
65 688
Home Bancorp, Inc.
10 685
Bridgewater Bancshares, Inc.*
32 673
RBB Bancorp
24 658
FrontView REIT, Inc. REIT
32 647
Unity Bancorp, Inc.
11 646
Jefferson Capital, Inc.
33 643
One Liberty Properties,
Inc.
REIT
26 635
Greenlight Capital Re
Ltd. — Class A*
39 631

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
72 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
FINANCIAL - 15.8% (continued)
Tiptree, Inc.
35 $ 627
Colony Bankcorp, Inc.
31 623
Hingham Institution For
Savings
2 614
Farmers & Merchants
Bancorp, Inc.
20 612
West BanCorp, Inc.
23 610
Bank of Marin Bancorp
22 609
Citizens & Northern Corp.
26 606
Ponce Financial Group, Inc.*
30 598
Capital Bancorp, Inc.
17 597
Northpointe Bancshares, Inc.
31 595
International Money Express,
Inc.*
41 592
Farmland Partners, Inc. REIT
61 590
First Bank
33 585
Plumas Bancorp
10 584
Investar Holding Corp.
19 569
Avidia Bancorp, Inc.
27 567
NewtekOne, Inc.
38 563
First Bancorp, Inc.
16 557
Investors Title Co.
2 547
KKR Real Estate Finance
Trust, Inc. REIT
(a)
80 547
Paysign, Inc.*
66 541
Primis Financial Corp.
33 540
Regional Management Corp.
13 536
Bankwell Financial Group,
Inc.
9 529
MVB Financial Corp.
18 522
Gladstone Land Corp. REIT
60 512
Citizens Financial Services,
Inc.
7 507
Northeast Community
Bancorp, Inc.
18 499
Parke Bancorp, Inc.
15 497
BayCom Corp.
15 494
Timberland Bancorp, Inc.
11 493
Donegal Group, Inc. — Class
A
26 490
Wealthfront Corp.*
54 483
Norwood Financial Corp.
15 482
Alpine Income Property Trust,
Inc. REIT
23 477
RMR Group, Inc. — Class A
23 472
Avidbank Holdings, Inc.*
14 462
Waterstone Financial, Inc.
22 456
PCB Bancorp
16 454
NerdWallet, Inc. — Class A*
49 453
Abacus Global Management,
Inc.
42 450
MBIA, Inc.*
69 450
Chemung Financial Corp.
6 447
FS Bancorp, Inc.
10 434
First Community Corp.
13 425
FRP Holdings, Inc.*
17 425
GBank Financial Holdings,
Inc.*
14 424
Innventure, Inc.*
83 421
Commercial Bancgroup, Inc.
13 420
Real Brokerage, Inc.*
231 420
First Western Financial, Inc.*
13 417
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
FINANCIAL - 15.8% (continued)
John Marshall Bancorp, Inc.
19 $ 414
American Coastal Insurance
Corp.
37 411
FVCBankcorp, Inc.
23 403
Onity Group, Inc.*
10 398
First United Corp.
9 397
First Northern Community
Bancorp*
22 395
Isabella Bank Corp.
10 395
Citizens, Inc. — Class A*
68 390
Western New England
Bancorp, Inc.
27 386
Ames National Corp.
13 385
Octave Specialty Group, Inc.*
61 381
OppFi, Inc.*
38 377
Franklin Financial Services
Corp.
6 376
Ready Capital Corp. REIT
215 376
Oak Valley Bancorp
11 371
Greene County Bancorp, Inc.
11 370
FB Bancorp, Inc.*
24 361
Fidelity D&D Bancorp, Inc.
7 360
First National Corp.
12 360
Ares Commercial Real Estate
Corp.
79 356
Hawthorn Bancshares, Inc.
9 354
Oportun Financial Corp.*
62 354
LCNB Corp.
20 352
TPG Mortgage Investment
Trust, Inc. REIT
44 348
Bakkt, Inc. — Class A*
44 344
Blue Ridge Bankshares, Inc.
97 342
Legacy Housing Corp.*
13 342
American Integrity Insurance
Group, Inc.
18 339
Ategrity Specialty Holdings
LLC*
14 337
Claros Mortgage Trust, Inc.
REIT*
143 336
Kingsway Corp.*
32 333
Velocity Financial, Inc.*
18 332
Better Home & Finance
Holding Co. — Class A*
12 330
Citizens Community Bancorp,
Inc.
14 327
National Bankshares, Inc.
9 327
Sky Harbour Group
Corp. — Class A*
33 325
Kingstone Companies, Inc.
17 324
First Capital, Inc.
5 323
CoastalSouth Bancshares,
Inc.
12 322
C&F Financial Corp.
4 320
Community Bancorp
8 313
Virginia National Bankshares
Corp.
7 311
First Internet Bancorp
11 306
Princeton Bancorp, Inc.
8 304
Peoples Bancorp of North
Carolina, Inc.
7 302
SITE Centers Corp. REIT
76 302
Chicago Atlantic Real Estate
Finance, Inc. REIT
28 300

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
| 73
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
FINANCIAL - 15.8% (continued)
Bank7 Corp.
6 $ 294
Seaport Entertainment Group,
Inc.*
11 293
NexPoint Diversified Real
Estate Trust REIT
56 291
Eagle Financial Services, Inc.
7 290
Meridian Corp.
14 280
Seven Hills Realty Trust REIT
33 278
RE/MAX Holdings,
Inc. — Class A*
28 276
B Riley Financial, Inc.*
34 273
Pioneer Bancorp, Inc.*
16 273
Crawford & Co. — Class A
24 270
OP Bancorp
18 270
AlTi Global, Inc.*
74 267
CB Financial Services, Inc.
7 265
Eagle Bancorp Montana, Inc.
11 263
CF Bankshares, Inc.
(a)
8 262
Ohio Valley Banc Corp.
6 261
BCB Bancorp, Inc.
24 257
Medallion Financial Corp.
25 255
Landmark Bancorp, Inc.
8 246
NET Lease Office Properties
REIT
22 245
Modiv Industrial, Inc. REIT
14 244
James River Group Holdings,
Inc.
55 242
Security National Financial
Corp. — Class A*
24 233
BRT Apartments Corp. REIT
15 231
Orion Properties, Inc. REIT
80 231
Angel Oak Mortgage REIT,
Inc. REIT
25 227
MainStreet Bancshares, Inc.
9 222
ECB Bancorp, Inc.*
11 221
BV Financial, Inc.*
10 212
loanDepot, Inc. — Class A*
169 211
Westwood Holdings Group,
Inc.
11 211
Richmond Mutual BanCorp,
Inc.
13 206
Finwise Bancorp*
14 203
Exzeo Group, Inc.*
12 202
SR Bancorp, Inc.
10 197
Douglas Elliman, Inc.*
108 191
Braemar Hotels & Resorts,
Inc. REIT
87 188
Nexpoint Real Estate
Finance, Inc. REIT
(a)
11 171
Chain Bridge Bancorp,
Inc. — Class A*
4 168
Finance Of America
Companies, Inc. — Class
A*
6 165
Strawberry Fields REIT, Inc.
REIT
12 165
Hanover Bancorp, Inc.
7 163
ACRES Commercial Realty
Corp. REIT*
9 160
Maui Land & Pineapple
Company, Inc.*
9 160
NI Holdings, Inc.*
10 157
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
FINANCIAL - 15.8% (continued)
Consumer Portfolio Services,
Inc.*
14 $ 134
Rhinebeck Bancorp, Inc.*
7 121
Roadzen, Inc.*
68 99
Transcontinental Realty
Investors, Inc.*
2 92
First Guaranty Bancshares,
Inc.
9 91
Silvercrest Asset Management
Group, Inc. — Class A
9 91
American Realty Investors,
Inc.*
2 45
Total Financial 1,162,786
INDUSTRIAL - 9 .1%
Moog, Inc. — Class A
42 17,801
Argan, Inc.
20 15,971
ESCO Technologies, Inc.
39 13,652
EnerSys
55 12,860
Terex Corp.
171 12,379
Enpro, Inc.
32 12,062
Plexus Corp.*
40 12,027
Federal Signal Corp.
90 11,564
MYR Group, Inc.*
23 11,509
JBT Marel Corp.
79 11,455
Zurn Elkay Water Solutions
Corp.
224 11,319
Fluor Corp.*
213 11,159
Granite Construction, Inc.
66 10,433
Mercury Systems, Inc.*
83 10,153
Vishay Intertechnology, Inc.
183 9,842
GATX Corp.
53 9,391
Materion Corp.
31 9,219
Casella Waste Systems,
Inc. — Class A*
95 9,212
Joby Aviation, Inc.*
1,004 8,956
Novanta, Inc.*
54 8,761
Matson, Inc.
45 8,650
Construction Partners,
Inc. — Class A*
72 8,551
AAR Corp.*
59 8,433
Frontdoor, Inc.*
106 8,225
UFP Industries, Inc.
85 7,713
Knife River Corp.*
86 7,194
CECO Environmental Corp.*
78 7,078
AZZ, Inc.
45 6,977
Belden, Inc.
58 6,955
RXO, Inc.*
248 6,842
CSW Industrials, Inc.
24 6,679
Xometry, Inc. — Class A*
69 6,660
Badger Meter, Inc.
44 6,529
Standex International Corp.
18 6,438
Mirion Technologies,
Inc. — Class A*
359 6,437
Atmus Filtration Technologies,
Inc.
124 6,323
Franklin Electric Company,
Inc.
57 6,110
Mueller Water Products,
Inc. — Class A
233 6,018
Bel Fuse, Inc. — Class B
18 5,995
Ondas, Inc.*
723 5,958
Ichor Holdings Ltd.*
52 5,839

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
74 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
INDUSTRIAL - 9.1% (continued)
nLight, Inc.*
83 $ 5,778
Itron, Inc.*
66 5,711
Griffon Corp.
58 5,657
Kadant, Inc.
18 5,656
Tutor Perini Corp.
68 5,642
Cactus, Inc. — Class A
104 5,328
Knowles Corp.*
127 5,268
OSI Systems, Inc.*
24 5,249
Benchmark Electronics, Inc.
53 5,230
Avient Corp.
138 5,100
NuScale Power Corp.*
482 4,834
Scorpio Tankers, Inc.
69 4,779
International Seaways, Inc.
62 4,749
ArcBest Corp.
33 4,737
Archer Aviation, Inc. — Class
A*
998 4,721
Helios Technologies, Inc.
49 4,373
Exponent, Inc.
73 4,289
Boise Cascade Co.
54 4,192
Trinity Industries, Inc.
120 4,150
Intuitive Machines,
Inc. — Class A*
190 4,064
Kennametal, Inc.
115 4,031
Centuri Holdings, Inc.*
131 3,961
Werner Enterprises, Inc.
90 3,925
Astronics Corp.*
48 3,900
Hub Group, Inc. — Class A
89 3,897
Ducommun, Inc.*
21 3,889
Atkore, Inc.
51 3,878
DHT Holdings, Inc.
218 3,604
Redwire Corp.*
290 3,547
Firefly Aerospace, Inc.*
118 3,469
DXP Enterprises, Inc.*
19 3,206
Albany International
Corp. — Class A
43 3,204
Masterbrand, Inc.*
301 3,097
Gorman-Rupp Co.
32 2,936
Proto Labs, Inc.*
36 2,934
American Superconductor
Corp.*
70 2,906
Amprius Technologies, Inc.*
203 2,814
Babcock & Wilcox
Enterprises, Inc.*
199 2,806
Enerpac Tool Group
Corp. — Class A
77 2,761
CTS Corp.
42 2,738
Greif, Inc. — Class A
36 2,682
Alamo Group, Inc.
16 2,632
Hillman Solutions Corp.*
295 2,490
Voyager Technologies,
Inc. — Class A*
77 2,483
Worthington Enterprises, Inc.
46 2,473
World Kinect Corp.
75 2,471
Tennant Co.
27 2,364
Cardinal Infrastructure Group,
Inc. — Class A*
25 2,355
Teekay Tankers Ltd. — Class
A
36 2,335
Allient, Inc.
22 2,264
Greenbrier Companies, Inc.
46 2,254
O-I Glass, Inc.*
230 2,215
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
INDUSTRIAL - 9.1% (continued)
NWPX Infrastructure, Inc.*
14 $ 2,099
Astec Industries, Inc.
34 2,080
Gibraltar Industries, Inc.*
45 2,029
Graham Corp.*
16 1,981
Myers Industries, Inc.
56 1,977
Napco Security Technologies,
Inc.
52 1,975
Energizer Holdings, Inc.
(a)
92 1,972
Dorian LPG Ltd.
56 1,948
SFL Corporation Ltd. — Class
B
184 1,877
Lindsay Corp.
15 1,857
TriMas Corp.
41 1,846
Enovix Corp.*
294 1,785
Tecnoglass, Inc.
38 1,779
Red Cat Holdings, Inc.*
165 1,757
PureCycle Technologies, Inc.*
216 1,752
Nordic American Tankers Ltd.
305 1,690
Ryerson Holding Corp.
67 1,649
Worthington Steel, Inc.
49 1,645
Marten Transport Ltd.
88 1,527
Unusual Machines, Inc.*
68 1,516
Apogee Enterprises, Inc.
31 1,418
Evolv Technologies Holdings,
Inc.*
243 1,409
Willis Lease Finance Corp.
6 1,373
NANO Nuclear Energy, Inc.*
64 1,353
Cadre Holdings, Inc.
47 1,340
LSI Industries, Inc.
50 1,329
FLEX LNG Ltd.
47 1,319
Limbach Holdings, Inc.*
17 1,309
Genco Shipping & Trading
Ltd.
48 1,189
Kopin Corp.*
260 1,165
CryoPort, Inc.*
73 1,146
Janus International Group,
Inc.*
198 1,099
Onterris, Inc.*
51 1,031
Park Aerospace Corp.
27 1,030
Navigator Holdings Ltd.
55 1,025
Covenant Logistics Group,
Inc. — Class A
23 1,016
Metallus, Inc.*
54 1,009
National Presto Industries,
Inc.
8 1,000
Ardagh Metal Packaging S.A.
210 995
Smith & Wesson Brands, Inc.
66 993
Orion Group Holdings, Inc.*
58 976
LSB Industries, Inc.*
89 962
Costamare, Inc.
67 939
Kimball Electronics, Inc.*
36 922
Eastman Kodak Co.*
96 888
Heartland Express, Inc.
58 883
Bel Fuse, Inc. — Class A
3 874
TAT Technologies Ltd.*
18 868
Enviri Corp.*
39 856
Insteel Industries, Inc.
28 846
Beta Technologies,
Inc. — Class A*
50 837
Teekay Corp. Ltd.
83 830

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
| 75
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
INDUSTRIAL - 9.1% (continued)
Mayville Engineering
Company, Inc.*
22 $ 824
Mesa Laboratories, Inc.
8 796
Sturm Ruger & Company, Inc.
21 795
Ardmore Shipping Corp.
53 743
NVE Corp.
7 732
Luxfer Holdings plc
40 722
Manitowoc Company, Inc.*
52 722
Aebi Schmidt Holding AG
56 703
Energy Recovery, Inc.*
77 695
Titan America S.A.
37 690
York Space Systems, Inc.*
28 689
L B Foster Co. — Class A*
15 678
Greif, Inc. — Class B
7 655
Aspen Aerogels, Inc.*
101 640
Columbus McKinnon Corp.
42 635
Bowman Consulting Group
Ltd.*
21 613
Hyster-Yale, Inc.
17 596
M-Tron Industries, Inc.*
6 595
Himalaya Shipping Ltd.
44 588
Richtech Robotics,
Inc. — Class B*
,(a)
277 584
Park-Ohio Holdings Corp.
15 577
Aevex Corp. — Class A*
,(a)
27 564
Ranpak Holdings
Corp. — Class A*
72 526
Safe Bulkers, Inc.
82 517
Radiant Logistics, Inc.*
54 511
Power Solutions International,
Inc.*
13 506
Latham Group, Inc.*
77 498
Forward Air Corp.*
34 459
Mistras Group, Inc.*
26 454
Lightbridge Corp.*
51 448
TSS, Inc.*
36 443
Karat Packaging, Inc.
13 435
Virgin Galactic Holdings,
Inc.*
,(a)
143 413
Energy Services of America
Corp.
21 406
Innovative Solutions and
Support, Inc.*
22 396
Twin Disc, Inc.
17 394
908 Devices, Inc.*
43 374
Concrete Pumping Holdings,
Inc.*
31 374
Perma-Fix Environmental
Services, Inc.*
26 372
Eve Holding, Inc.*
147 369
Outdoor Holding Co.*
159 363
Clearwater Paper Corp.*
23 361
AerSale Corp.*
55 348
Pangaea Logistics Solutions
Ltd.
53 344
Palladyne AI Corp.*
54 328
Tredegar Corp.*
41 326
Sight Sciences, Inc.*
58 314
Pure Cycle Corp.*
29 311
Stoneridge, Inc.*
42 307
SmartRent, Inc.*
253 301
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
INDUSTRIAL - 9.1% (continued)
Perma-Pipe International
Holdings, Inc.*
11 $ 300
Elmet Group Co.*
15 296
Taylor Devices, Inc.*
5 293
Core Molding Technologies,
Inc.*
12 283
Turtle Beach Corp.*
22 274
AirJoule Technologies Corp.*
48 266
Proficient Auto Logistics, Inc.*
37 252
AIRO Group Holdings, Inc.*
33 244
Gencor Industries, Inc.*
16 239
Starfighters Space, Inc.*
,(a)
45 239
Costamare Bulkers Holdings
Ltd.*
13 228
FreightCar America, Inc.*
22 214
ChargePoint Holdings, Inc.*
,(a)
36 213
Ampco-Pittsburgh Corp.*
24 208
Espey Mfg. & Electronics
Corp.
3 202
Energous Corp.*
8 192
Pro-Dex, Inc.*
3 176
Universal Logistics Holdings,
Inc.
11 163
Omega Flex, Inc.
5 157
GoPro, Inc. — Class A*
199 155
Innovate Corp.*
8 149
GrafTech International Ltd.*
25 148
Syntec Optics Holdings, Inc.*
10 124
Smith-Midland Corp.*
4 116
Net Power, Inc.*
63 105
PAMT CORP*
7 98
NLI Holdings, Inc.
13 77
Shimmick Corp.*
8 37
LanzaTech Global, Inc.*
2 14
Total Industrial 673,823
CONSUMER, CYCLICAL - 6 .9%
FirstCash Holdings, Inc.
61 13,196
Brinker International, Inc.*
64 10,752
Taylor Morrison Home
Corp. — Class A*
141 10,115
VSE Corp.
42 9,597
Garrett Motion, Inc.
259 9,384
Life Time Group Holdings,
Inc.*
217 8,862
Victoria's Secret & Co.*
105 8,765
Meritage Homes Corp.
99 8,301
Installed Building Products,
Inc.
35 8,044
PriceSmart, Inc.
39 7,618
Boot Barn Holdings, Inc.*
46 7,556
Cavco Industries, Inc.*
12 7,373
Champion Homes, Inc.*
83 7,314
Kontoor Brands, Inc.
82 6,834
Rush Enterprises,
Inc. — Class A
91 6,642
OPENLANE, Inc.*
158 6,516
Resideo Technologies, Inc.*
204 6,344
M/I Homes, Inc.*
38 6,110
Urban Outfitters, Inc.*
86 6,094
Abercrombie & Fitch
Co. — Class A*
66 5,941

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
76 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, CYCLICAL - 6.9% (continued)
SkyWest, Inc.*
59 $ 5,860
Asbury Automotive Group,
Inc.*
29 5,831
UniFirst Corp.
22 5,818
KB Home
91 5,696
Advance Auto Parts, Inc.
91 5,662
Cheesecake Factory, Inc.
70 5,568
Polaris, Inc.
81 5,544
Dorman Products, Inc.*
40 5,458
Signet Jewelers Ltd.
59 5,086
Cinemark Holdings, Inc.
158 5,013
Group 1 Automotive, Inc.
17 4,950
Acushnet Holdings Corp.
41 4,860
Madison Square
Garden Entertainment
Corp. — Class A*
59 4,773
Warby Parker, Inc. — Class
A*
153 4,642
Red Rock Resorts,
Inc. — Class A
71 4,619
Steven Madden Ltd.
109 4,589
Academy Sports & Outdoors,
Inc.
97 4,572
Phinia, Inc.
55 4,530
Lionsgate Studios Corp.*
295 4,516
Versigent plc*
107 4,495
Dana, Inc.
164 4,462
Rush Street Interactive,
Inc. — Class A*
150 4,461
Hilton Grand Vacations, Inc.*
84 4,399
HNI Corp.
107 4,324
Patrick Industries, Inc.
48 4,309
Marriott Vacations Worldwide
Corp.
42 4,279
Allegiant Travel Co.*
36 4,234
OneSpaWorld Holdings Ltd.
149 4,208
Penn Entertainment, Inc.*
191 4,080
American Eagle Outfitters,
Inc.
235 4,042
Visteon Corp.
40 3,968
Callaway Golf Co.*
209 3,927
Newell Brands, Inc.
637 3,911
Atlanta Braves Holdings,
Inc. — Class C*
74 3,841
Harley-Davidson, Inc.
156 3,816
LCI Industries
36 3,812
RH*
23 3,789
Blue Bird Corp.*
47 3,711
Green Brick Partners, Inc.*
46 3,682
Peloton Interactive,
Inc. — Class A*
606 3,581
Capri Holdings Ltd.*
178 3,305
Shake Shack, Inc. — Class A*
59 3,305
Super Group SGHC Ltd.
243 3,293
Interface, Inc. — Class A
87 3,118
Six Flags Entertainment
Corp.*
144 3,067
Central Garden & Pet
Co. — Class A*
75 2,908
Kohl's Corp.
164 2,906
JetBlue Airways Corp.*
505 2,894
Goodyear Tire & Rubber Co.*
418 2,759
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, CYCLICAL - 6.9% (continued)
Century Communities, Inc.
38 $ 2,723
IMAX Corp.*
68 2,711
Sonos, Inc.*
180 2,435
La-Z-Boy, Inc.
60 2,407
Monarch Casino & Resort,
Inc.
18 2,369
Leggett & Platt, Inc.
202 2,365
National Vision Holdings, Inc.*
118 2,243
Carter's, Inc.
54 2,223
Adient plc*
117 2,150
Winmark Corp.
5 2,115
Lindblad Expeditions
Holdings, Inc.*
74 2,090
Millerknoll, Inc.
102 2,087
Sally Beauty Holdings, Inc.*
144 2,036
Wolverine World Wide, Inc.
123 2,033
Buckle, Inc.
48 2,026
Wendy's Co.
(a)
241 1,998
LGI Homes, Inc.*
31 1,974
Dauch Corp.*
351 1,902
Douglas Dynamics, Inc.
35 1,888
XPEL, Inc.*
38 1,885
Under Armour, Inc. — Class
A*
286 1,828
G-III Apparel Group Ltd.
54 1,820
Cracker Barrel Old Country
Store, Inc.
(a)
34 1,812
Papa John's International, Inc.
49 1,802
BJ's Restaurants, Inc.*
29 1,761
Global Business Travel Group
I*
187 1,756
AMC Entertainment Holdings,
Inc. — Class A*
922 1,752
Pursuit Attractions and
Hospitality, Inc.*
31 1,735
Alliance Laundry Holdings,
Inc.*
65 1,724
Under Armour, Inc. — Class
C*
277 1,723
ScanSource, Inc.*
32 1,667
Gentherm, Inc.*
46 1,569
Brightstar Lottery plc
145 1,554
Sonic Automotive,
Inc. — Class A
18 1,526
indie Semiconductor,
Inc. — Class A*
317 1,423
United Parks & Resorts, Inc.*
29 1,384
Sweetgreen, Inc. — Class A*
157 1,383
Winnebago Industries, Inc.
41 1,281
Lucid Group, Inc.*
,(a)
189 1,264
Gold.com, Inc.
30 1,248
Standard Motor Products, Inc.
32 1,247
First Watch Restaurant
Group, Inc.*
92 1,186
Aeva Technologies, Inc.*
41 1,178
Bloomin' Brands, Inc.
128 1,170
PC Connection, Inc.
16 1,168
Daktronics, Inc.*
59 1,154
MarineMax, Inc.*
30 1,099
Rush Enterprises,
Inc. — Class B
14 1,071
ThredUp, Inc. — Class A*
156 1,069

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
| 77
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, CYCLICAL - 6.9% (continued)
Fox Factory Holding Corp.*
63 $ 1,068
Sabre Corp.*
505 1,055
Beazer Homes USA, Inc.*
37 1,038
Hovnanian Enterprises,
Inc. — Class A*
7 997
Methode Electronics, Inc.
52 986
Hyliion Holdings Corp.*
189 985
Accel Entertainment,
Inc. — Class A*
77 971
Forestar Group, Inc.*
29 918
Movado Group, Inc.
23 904
Ermenegildo Zegna N.V.
68 885
Arko Corp.
110 883
XMAX, Inc.*
91 827
Malibu Boats, Inc. — Class A*
30 823
Miller Industries, Inc.
16 818
Marcus Corp.
34 798
Wabash National Corp.
59 797
Ethan Allen Interiors, Inc.
35 782
Solid Power, Inc.*
300 777
Global Industrial Co.
22 736
Falcon's Beyond Global,
Inc. — Class A*
41 735
Oxford Industries, Inc.
21 732
El Pollo Loco Holdings, Inc.*
43 729
Dream Finders Homes,
Inc. — Class A*
,(a)
42 725
Cooper-Standard Holdings,
Inc.*
26 703
MasterCraft Boat Holdings,
Inc.*
27 697
Frontier Group Holdings, Inc.*
88 696
Camping World Holdings,
Inc. — Class A
91 694
Dine Brands Global, Inc.
19 682
BlueLinx Holdings, Inc.*
11 681
Titan Machinery, Inc.*
32 676
Arhaus, Inc. — Class A
78 657
Titan International, Inc.*
79 609
Caleres, Inc.
49 606
Kura Sushi USA, Inc. — Class
A*
10 576
Savers Value Village, Inc.*
56 565
Atlanta Braves Holdings,
Inc. — Class A*
10 563
Xperi, Inc.*
68 560
Build-A-Bear Workshop, Inc.
(a)
18 551
Central Garden & Pet Co.*
12 532
Starz Entertainment Corp.*
18 520
Haverty Furniture Companies,
Inc.
20 511
Clean Energy Fuels Corp.*
243 498
Strattec Security Corp.*
6 489
Portillo's, Inc. — Class A*
100 474
Genesco, Inc.*
14 473
Yesway, Inc. — Class A*
23 467
Johnson Outdoors,
Inc. — Class A
10 460
Bob's Discount Furniture,
Inc.*
29 459
Dave & Buster's
Entertainment, Inc.*
40 456
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, CYCLICAL - 6.9% (continued)
Rocky Brands, Inc.
11 $ 454
Republic Airways Holdings,
Inc.*
21 441
Biglari Holdings, Inc. — Class
B*
1 426
Krispy Kreme, Inc.*
119 420
Jack in the Box, Inc.*
26 411
Citi Trends, Inc.*
7 405
Shoe Station Group, Inc.
27 400
EVgo, Inc. — Class A*
,(a)
202 386
Nu Skin Enterprises,
Inc. — Class A
72 380
Petco Health & Wellness
Company, Inc. — Class A*
137 373
Flexsteel Industries, Inc.
5 372
Funko, Inc. — Class A*
63 370
Xponential Fitness,
Inc. — Class A*
53 367
Microvast Holdings, Inc.*
313 366
Webtoon Entertainment, Inc.*
32 365
SES AI Corp.*
373 358
Zumiez, Inc.*
20 356
Weyco Group, Inc.
9 354
Lovesac Co.*
21 351
Fossil Group, Inc.*
81 335
JAKKS Pacific, Inc.
14 326
Hudson Technologies, Inc.*
55 316
Barnes & Noble Education,
Inc.*
25 314
Inspired Entertainment, Inc.*
37 305
Designer Brands,
Inc. — Class A
52 303
Holley, Inc.*
116 296
Motorcar Parts of America,
Inc.*
19 291
Envela Corp.*
10 289
Reservoir Media, Inc.*
29 287
RCI Hospitality Holdings, Inc.
10 273
Hamilton Beach Brands
Holding Co. — Class A
11 253
Escalade, Inc.
13 244
Black Rock Coffee Bar,
Inc. — Class A*
26 216
Commercial Vehicle Group,
Inc.*
46 213
Superior Group of
Companies, Inc.
16 210
Bally's Corp.*
15 206
OneWater Marine,
Inc. — Class A*
17 192
Venu Holding Corp.*
71 161
J Jill, Inc.
10 159
Lifetime Brands, Inc.
18 154
RideNow Group, Inc.*
23 153
Tron, Inc.*
76 122
EVI Industries, Inc.
8 118
Playboy, Inc.*
86 105
Torrid Holdings, Inc.*
51 95
Comstock Holding
Companies, Inc.*
5 80
Wheels Up Experience, Inc.*
8 72
OPAL Fuels, Inc. — Class A*
32 70

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
78 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
CONSUMER, CYCLICAL - 6.9% (continued)
CompX International, Inc.
2 $ 50
flyExclusive, Inc.*
21 42
Rent the Runway,
Inc. — Class A*
12 38
Livewire Group, Inc.*
18 20
Total Consumer, Cyclical 506,332
TECHNOLOGY - 6 .3%
MaxLinear, Inc.*
128 16,388
JFrog Ltd.*
162 14,723
D-Wave Quantum, Inc.*
547 13,123
Silicon Laboratories, Inc.*
49 10,709
Kulicke & Soffa Industries,
Inc.
77 10,300
ACM Research, Inc. — Class
A*
80 10,151
Rigetti Computing, Inc.*
496 9,583
Ultra Clean Holdings, Inc.*
67 9,554
Commvault Systems, Inc.*
66 9,354
Axcelis Technologies, Inc.*
46 8,715
Clear Secure, Inc. — Class A
141 7,858
ACI Worldwide, Inc.*
152 7,644
Diodes, Inc.*
68 7,442
Qualys, Inc.*
54 7,424
Synaptics, Inc.*
58 7,205
Varonis Systems,
Inc. — Class B*
169 7,091
Power Integrations, Inc.
83 6,952
Veeco Instruments, Inc.*
89 6,746
AXT, Inc.*
92 6,631
Zeta Global Holdings
Corp. — Class A*
336 6,613
ServiceTitan, Inc. — Class A*
91 6,435
Tenable Holdings, Inc.*
170 6,270
Impinj, Inc.*
43 6,159
Ouster, Inc.*
93 5,814
Penguin Solutions, Inc.*
75 5,701
Adeia, Inc.
165 5,433
Ambarella, Inc.*
63 5,405
Box, Inc. — Class A*
203 5,388
Insight Enterprises, Inc.*
43 5,237
Hinge Health, Inc. — Class A*
62 5,146
Cohu, Inc.*
69 5,100
Teradata Corp.*
142 4,920
Navitas Semiconductor
Corp. — Class A*
272 4,874
NCR Atleos Corp.*
110 4,775
NetScout Systems, Inc.*
106 4,616
Maximus, Inc.
82 4,408
Aehr Test Systems*
45 4,323
Digi International, Inc.*
56 4,197
Fastly, Inc. — Class A*
227 4,168
Agilysys, Inc.*
39 4,076
SoundHound AI, Inc. — Class
A*
,(a)
592 3,830
Crane NXT Co.
74 3,786
Pitney Bowes, Inc.
216 3,784
Workiva, Inc. — Class A*
77 3,735
Innodata, Inc.*
47 3,552
Navan, Inc. — Class A*
154 3,522
LiveRamp Holdings, Inc.*
93 3,501
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
TECHNOLOGY - 6.3% (continued)
HeartFlow, Inc.*
119 $ 3,491
PDF Solutions, Inc.*
49 3,469
Waystar Holding Corp.*
166 3,408
Freshworks, Inc. — Class A*
318 3,218
V2X, Inc.*
43 3,206
SPS Commerce, Inc.*
55 3,144
Braze, Inc. — Class A*
142 3,080
Quantum Computing, Inc.*
,(a)
306 2,968
Diebold Nixdorf, Inc.*
34 2,891
AvePoint, Inc.*
251 2,814
Photronics, Inc.*
86 2,798
Bandwidth, Inc. — Class A*
44 2,785
Vishay Precision Group, Inc.*
18 2,698
NextNav, Inc.*
150 2,675
BigBear.ai Holdings, Inc.*
,(a)
724 2,657
nCino, Inc.*
159 2,600
Arteris, Inc.*
52 2,527
Ambiq Micro, Inc.*
28 2,472
Five9, Inc.*
113 2,409
Infleqtion, Inc.*
174 2,318
DoubleVerify Holdings, Inc.*
209 2,266
DXC Technology Co.*
255 2,257
Porch Group, Inc.*
144 2,166
Digital Turbine, Inc.*
167 2,154
Genius Sports Ltd.*
353 2,139
Progress Software Corp.*
63 2,116
Intapp, Inc.*
83 2,092
BlackLine, Inc.*
74 2,077
Wolfspeed, Inc.*
43 2,075
CEVA, Inc.*
41 1,934
SkyWater Technology, Inc.*
55 1,915
C3.ai, Inc. — Class A*
204 1,854
Globant S.A.*
64 1,852
Alkami Technology, Inc.*
101 1,830
ACV Auctions, Inc. — Class
A*
253 1,819
Alpha & Omega
Semiconductor Ltd.*
37 1,751
NCR Voyix Corp.*
209 1,708
Blackbaud, Inc.*
54 1,599
Donnelley Financial Solutions,
Inc.*
37 1,552
Life360, Inc.*
28 1,550
Via Transportation,
Inc. — Class A*
78 1,415
Concentrix Corp.
63 1,412
Schrodinger Incorporated/
United States*
86 1,398
Appian Corp. — Class A*
59 1,351
Mitek Systems, Inc.*
67 1,349
SHARPLINK, Inc.*
278 1,334
Vertex, Inc. — Class A*
108 1,240
Daily Journal Corp.*
2 1,202
GigaCloud Technology,
Inc. — Class A*
38 1,201
Nutex Health, Inc.*
7 1,196
PagerDuty, Inc.*
121 1,168
Omada Health, Inc.*
53 1,163
Talkspace, Inc.*
213 1,108
Amplitude, Inc. — Class A*
143 1,094

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
| 79
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
TECHNOLOGY - 6.3% (continued)
Red Violet, Inc.*
17 $ 1,083
PAR Technology Corp.*
62 1,080
Everforth, Inc.*
60 1,072
ZoomInfo Technologies,
Inc. — Class A*
365 1,069
Consensus Cloud Solutions,
Inc.*
27 1,030
Asana, Inc. — Class A*
144 1,008
Evolent Health, Inc. — Class
A*
170 921
Rackspace Technology, Inc.*
136 888
Rapid7, Inc.*
99 802
OneSpan, Inc.
55 789
Phreesia, Inc.*
74 761
PubMatic, Inc. — Class A*
58 761
Cerence, Inc.*
66 747
I3 Verticals, Inc. — Class A*
33 705
Everspin Technologies, Inc.*
29 701
Corsair Gaming, Inc.*
70 677
Whitefiber, Inc.*
17 660
3D Systems Corp.*
215 649
Sprout Social, Inc. — Class A*
81 612
One Stop Systems, Inc.*
33 600
Yext, Inc.*
128 598
Weave Communications, Inc.*
97 581
Climb Global Solutions, Inc.
25 580
Xerox Holdings Corp.
181 567
Grid Dynamics Holdings, Inc.*
98 557
Ibotta, Inc. — Class A*
15 512
SharonAI Holdings, Inc.*
6 508
Atomera, Inc.*
57 496
QuickLogic Corp.*
24 479
Claritev Corp. — Class A*
14 478
Duos Technologies Group,
Inc.*
39 468
Blend Labs, Inc. — Class A*
273 467
Simulations Plus, Inc.*
25 458
IBEX Holdings Ltd.*
15 456
Velo3D, Inc.*
,(a)
24 421
Aeluma, Inc.*
19 420
TruBridge, Inc.*
16 419
Amtech Systems, Inc.*
17 392
N-able, Inc.*
106 389
Forward Industries, Inc.*
92 388
Telos Corp.*
83 382
GSI Technology, Inc.*
47 363
Unisys Corp.*
97 355
8x8, Inc.*
206 352
McGraw Hill, Inc.*
37 350
Richardson Electronics Ltd.
18 342
Commerce.com, Inc.*
112 332
Cricut, Inc. — Class A
74 325
Viant Technology,
Inc. — Class A*
25 317
Rimini Street, Inc.*
74 315
Playtika Holding Corp.
84 312
Conduent, Inc.*
213 311
inTEST Corp.*
17 309
Vuzix Corp.*
103 299
Asure Software, Inc.*
36 286
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
TECHNOLOGY - 6.3% (continued)
Immersion Corp.
41 $ 278
Gemini Space Station,
Inc. — Class A*
61 260
Silvaco Group, Inc.*
18 248
Swarmer, Inc.*
5 222
EverCommerce, Inc.*
,(a)
21 211
Kaltura, Inc.*
135 176
Blaize Holdings, Inc.*
127 175
Domo, Inc. — Class B*
56 175
Veritone, Inc.*
,(a)
125 171
Digimarc Corp.*
20 164
ReposiTrak, Inc.
(a)
18 162
CS Disco, Inc.*
42 159
eGain Corp.*
25 158
Carlsmed, Inc.*
13 135
Brand Engagement Network,
Inc.*
7 120
Intellicheck, Inc.*
27 111
ZenaTech, Inc.*
64 96
Total Technology 460,546
ENERGY - 3 .6%
Kodiak Gas Services, Inc.
150 11,270
Archrock, Inc.
259 10,544
SM Energy Co.
361 9,422
Golar LNG Ltd.
146 7,277
Transocean Ltd.*
1,463 7,154
Noble Corporation plc
191 7,124
Magnolia Oil & Gas
Corp. — Class A
275 7,034
CNX Resources Corp.*
205 6,956
Murphy Oil Corp.
205 6,675
PBF Energy, Inc. — Class A
146 6,646
Warrior Met Coal, Inc.
79 6,412
Solaris Energy Infrastructure,
Inc. — Class A
79 6,356
Liberty Energy, Inc. — Class A
239 6,259
Valaris Ltd.*
85 6,171
Oceaneering International,
Inc.*
149 6,037
Core Natural Resources, Inc.
75 6,002
California Resources Corp.
109 5,763
Plug Power, Inc.*
2,027 5,493
Tidewater, Inc.*
74 4,931
Patterson-UTI Energy, Inc.
521 4,783
Helmerich & Payne, Inc.
146 4,780
Sunrun, Inc.*
346 4,629
Delek US Holdings, Inc.
90 4,573
Peabody Energy Corp.
184 4,254
Par Pacific Holdings, Inc.*
73 4,094
Gulfport Energy Corp.*
24 4,073
Crescent Energy Co. — Class
A
385 3,781
Kinetik Holdings, Inc. — Class
A
77 3,722
DNOW, Inc.*
278 3,606
Seadrill Ltd.*
94 3,555
Select Water Solutions,
Inc. — Class A
169 3,377
Eos Energy Enterprises, Inc.*
510 2,999
FuelCell Energy, Inc.*
80 2,881
Northern Oil & Gas, Inc.
156 2,831

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
80 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
ENERGY - 3.6% (continued)
National Energy Services
Reunited Corp.*
91 $ 2,724
Alpha Metallurgical
Resources, Inc.*
16 2,639
Fluence Energy, Inc. — Class
A*
130 2,584
T1 Energy, Inc.*
265 2,512
Shoals Technologies Group,
Inc. — Class A*
253 2,505
Talos Energy, Inc.*
189 2,440
TETRA Technologies, Inc.*
193 2,187
ProPetro Holding Corp.*
148 2,122
Atlas Energy Solutions, Inc.
123 2,043
REX American Resources
Corp.*
43 1,941
NextDecade Corp.*
250 1,885
Kosmos Energy Ltd.*
881 1,859
Helix Energy Solutions Group,
Inc.*
209 1,827
Expro Group Holdings N.V.*
123 1,817
Nabors Industries Ltd.*
21 1,764
Array Technologies, Inc.*
229 1,697
Innovex International, Inc.*
68 1,686
Bristow Group, Inc.
39 1,611
Green Plains, Inc.*
103 1,584
Comstock Resources, Inc.*
105 1,567
Borr Drilling Ltd.*
353 1,458
Diversified Energy Co.
105 1,455
Excelerate Energy,
Inc. — Class A
36 1,368
BKV Corp.*
48 1,313
CVR Energy, Inc.
44 1,212
Canadian Solar, Inc.*
72 1,153
Flowco Holdings,
Inc. — Class A
53 1,131
ASP Isotopes, Inc.*
172 1,070
SunCoke Energy, Inc.
128 1,030
Energy Vault Holdings, Inc.*
205 966
Hallador Energy Co.*
52 904
RPC, Inc.
151 880
Ramaco Resources,
Inc. — Class A*
65 860
Core Laboratories, Inc.
69 804
Forum Energy Technologies,
Inc.*
16 804
VAALCO Energy, Inc.
154 782
Natural Gas Services Group,
Inc.
18 777
Riley Exploration Permian,
Inc.
23 758
Vitesse Energy, Inc.
48 757
Oil States International, Inc.*
85 681
SandRidge Energy, Inc.
48 658
Alto Ingredients, Inc.*
109 621
Sable Offshore Corp.*
,(a)
198 610
Matrix Service Co.*
40 548
Gevo, Inc.*
354 531
Civeo Corp.*
15 525
Flotek Industries, Inc.*
22 517
W&T Offshore, Inc.
145 457
Comstock, Inc.*
109 453
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
ENERGY - 3.6% (continued)
Ranger Energy Services,
Inc. — Class A
28 $ 448
Granite Ridge Resources, Inc.
84 370
Summit Midstream Corp.*
13 370
ARKO Petroleum Corp.*
18 339
Infinity Natural Resources,
Inc. — Class A*
25 318
Ring Energy, Inc.*
284 307
NACCO Industries,
Inc. — Class A
6 300
American Resources Corp.*
,(a)
131 282
HMH Holding, Inc. — Class A*
15 281
SEACOR Marine Holdings,
Inc.*
33 252
ProFrac Holding
Corp. — Class A*
43 250
HighPeak Energy, Inc.
34 238
Smart Sand, Inc.
45 225
Kolibri Global Energy, Inc.*
44 219
Amplify Energy Corp.*
53 211
Evolution Petroleum Corp.
48 177
FutureFuel Corp.
38 172
PrimeEnergy Resources
Corp.*
1 167
Epsilon Energy Ltd.
30 162
Montauk Renewables, Inc.*
101 158
Aemetis, Inc.*
96 157
Tigo Energy, Inc.*
57 133
Ramaco Resources,
Inc. — Class B
10 86
Toyo Company Ltd.*
12 83
PEDEVCO Corp.*
2 27
Total Energy 263,273
BASIC MATERIALS - 2 .6%
Arcosa, Inc.
73 10,606
Commercial Metals Co.
167 10,479
SSR Mining, Inc.*
327 9,248
Balchem Corp.
49 8,279
Perimeter Solutions, Inc.*
225 8,021
Sensient Technologies Corp.
64 7,891
Uranium Energy Corp.*
733 7,814
Cabot Corp.
77 6,993
Constellium SE — Class A*
201 6,406
USA Rare Earth, Inc.*
288 6,215
Energy Fuels, Inc.*
373 5,408
HB Fuller Co.
83 4,838
Century Aluminum Co.*
104 4,785
Centrus Energy
Corp. — Class A*
28 4,700
Kaiser Aluminum Corp.
24 4,695
Chemours Co.
228 4,679
Ashland, Inc.
69 4,546
Rogers Corp.*
27 4,421
Hawkins, Inc.
29 4,121
Ingevity Corp.*
53 3,958
Calumet, Inc.*
102 3,674
Minerals Technologies, Inc.
47 3,477
Quaker Chemical Corp.
21 3,336
Novagold Resources, Inc.*
516 3,081
Innospec, Inc.
37 3,011
Huntsman Corp.
249 2,644

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
| 81
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
BASIC MATERIALS - 2.6% (continued)
Perpetua Resources Corp.*
127 $ 2,637
Lightwave Logic, Inc.*
238 2,251
FMC Corp.
188 2,162
Ecovyst, Inc.*
163 2,029
Hycroft Mining Holding
Corp. — Class A*
81 1,895
Sylvamo Corp.
50 1,890
Stepan Co.
33 1,839
Ivanhoe Electric Incorporated
/ US*
180 1,730
United States Lime &
Minerals, Inc.
16 1,675
Oil-Dri Corporation of America
15 1,533
Compass Minerals
International, Inc.*
48 1,494
US Antimony Corp.*
,(a)
198 1,437
McEwen, Inc.*
77 1,396
REalloys, Inc.*
,(a)
84 1,214
Koppers Holdings, Inc.
27 1,212
Tronox Holdings plc
176 1,109
Critical Metals Corp.*
101 1,035
NioCorp Developments Ltd.*
212 1,022
Elemental Royalty Corp.
53 925
AdvanSix, Inc.
40 795
Ur-Energy, Inc.*
564 767
Idaho Strategic Resources,
Inc.*
23 753
Dakota Gold Corp.*
173 737
Rayonier Advanced Materials,
Inc.*
92 723
Mativ Holdings, Inc.
82 621
Contango Silver & Gold Inc*
39 616
Magnera Corp.*
50 588
Ferroglobe plc
179 569
Intrepid Potash, Inc.*
17 557
Orion S.A.
83 550
American Battery Technology
Co.*
192 543
Caledonia Mining Corporation
plc
25 478
Vox Royalty Corp.
92 435
Vista Gold Corp.*
214 409
Encore Energy Corp.*
289 379
Friedman Industries, Inc.
10 322
US Gold Corp.*
,(a)
21 322
Gold Resource Corp.*
244 307
Codexis, Inc.*
128 289
Lifezone Metals Ltd.*
58 225
Kronos Worldwide, Inc.
33 209
Valhi, Inc.
4 59
Silver Bow Mining Corp.*
8 54
US Goldmining, Inc.*
4 33
Trinseo plc
48 —
Total Basic Materials 189,151
COMMUNICATIONS - 2 .6%
Viasat, Inc.*
188 16,884
Hims & Hers Health, Inc.*
320 11,094
Lumen Technologies, Inc.*
1,440 11,059
InterDigital, Inc.
39 11,042
Sphere Entertainment Co.*
41 7,094
Opendoor Technologies, Inc.*
1,394 6,440
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
COMMUNICATIONS - 2.6% (continued)
Extreme Networks, Inc.*
192 $ 6,215
Telephone and Data Systems,
Inc.
148 5,477
Keel Infrastructure Corp.*
874 5,017
Q2 Holdings, Inc.*
94 4,521
Stubhub Holdings,
Inc. — Class A*
331 4,260
Vistance Networks, Inc.
330 4,217
Magnite, Inc.*
214 4,062
A10 Networks, Inc.
107 3,998
Cargurus, Inc.*
112 3,818
Calix, Inc.*
88 3,284
ePlus, Inc.
39 3,246
Uniti Group, Inc.*
253 2,902
Ziff Davis, Inc.*
52 2,723
Harmonic, Inc.*
164 2,678
TripAdvisor, Inc.*
169 2,317
RealReal, Inc.*
167 1,969
Yelp, Inc. — Class A*
79 1,937
Trump Media & Technology
Group Corp.*
242 1,873
Anterix, Inc.*
17 1,750
USA TODAY Company, Inc.*
203 1,736
Preformed Line Products Co.
4 1,642
ADTRAN Holdings, Inc.*
114 1,585
Liberty Latin America
Ltd. — Class C*
193 1,503
Upwork, Inc.*
178 1,488
IDT Corp. — Class B
25 1,454
Figs, Inc. — Class A*
141 1,442
Revolve Group, Inc.*
62 1,419
Clear Channel Outdoor
Holdings, Inc.*
579 1,401
BlackSky Technology,
Inc. — Class A*
50 1,396
Backblaze, Inc. — Class A*
87 1,380
Liquidity Services, Inc.*
35 1,369
LightPath Technologies,
Inc. — Class A*
82 1,341
Entravision Communications
Corp. — Class A
95 1,239
Pattern Group, Inc. — Class
A*
48 1,209
QuinStreet, Inc.*
82 1,201
Stagwell, Inc. — Class A*
155 1,152
Shenandoah
Telecommunications Co.
75 1,131
Liberty Capital Corp. — Class
C*
50 1,078
RUM Group, Inc.*
,(a)
167 1,059
Scholastic Corp.
23 1,058
Cogent Communications
Holdings, Inc.
73 1,013
EverQuote, Inc. — Class A*
42 999
HealthStream, Inc.
35 954
Taboola.com Ltd.*
189 945
NETGEAR, Inc.*
39 911
Sinclair, Inc.
63 898
Sprinklr, Inc. — Class A*
164 846
Groupon, Inc.*
35 842
Satellogic, Inc. — Class A*
141 807
Nextdoor Holdings, Inc.*
347 788

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
82 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
COMMUNICATIONS - 2.6% (continued)
iHeartMedia, Inc. — Class A*
182 $ 781
Cars.com, Inc.*
67 733
Ooma, Inc.*
38 730
Powerfleet Incorporated NJ*
190 728
Stitch Fix, Inc. — Class A*
174 715
Serve Robotics, Inc.*
106 697
Clearfield, Inc.*
17 676
Frequency Electronics, Inc.*
10 664
Bed Bath & Beyond, Inc.*
111 643
MNTN, Inc. — Class A*
69 635
Newsmax, Inc.*
71 588
MediaAlpha, Inc. — Class A*
46 578
Optimum Communications,
Inc. — Class A*
395 573
Grindr, Inc.*
39 560
Shutterstock, Inc.
38 530
Gray Media, Inc.
131 520
Open Lending Corp.*
155 482
Bumble, Inc. — Class A*
150 480
AMC Global Media,
Inc. — Class A*
47 469
Boston Omaha Corp. — Class
A*
33 450
Cable One, Inc.*
8 425
Nexxen International Ltd.*
45 406
Aviat Networks, Inc.*
18 400
ATN International, Inc.
15 397
fuboTV, Inc. — Class A*
,(a)
43 396
National CineMedia, Inc.
99 376
Gogo, Inc.*
119 369
ZipRecruiter, Inc. — Class A*
97 364
Liberty Latin America
Ltd. — Class A*
46 361
BK Technologies Corp.*
4 344
Sidus Space, Inc. — Class
A*
,(a)
122 343
Ribbon Communications, Inc.*
139 325
Spok Holdings, Inc.
31 317
Lantronix, Inc.*
53 312
Phoenix Education Partners,
Inc.
8 263
Angi, Inc. — Class A*
44 262
Advantage Solutions, Inc.*
6 259
RF Industries Ltd.*
12 255
LifeMD, Inc.*
59 244
EW Scripps Co. — Class A*
86 238
Soluna Holdings, Inc.*
,(a)
155 209
Crexendo, Inc.*
27 202
Thryv Holdings, Inc.*
50 197
Inseego Corp.*
18 186
KVH Industries, Inc.*
18 178
1stdibs.com, Inc.*
35 172
CuriosityStream, Inc.
62 165
TechTarget, Inc.*
45 162
Lands' End, Inc.*
15 157
Tucows, Inc. — Class A*
10 135
1-800-Flowers.com,
Inc. — Class A*
34 118
Liberty Capital Corp.*
5 110
Lee Enterprises, Inc.*
10 90
KORE Group Holdings, Inc.*
9 83
A
A
A SHARES VALUE
COMMON STOCKS - 64.8% (continued)
COMMUNICATIONS - 2.6% (continued)
Value Line, Inc.
1 $ 40
WeShop Holdings
Ltd. — Class A*
2 16
Total Communications 188,271
UTILITIES - 1 .7%
Ormat Technologies, Inc.
93 10,128
Southwest Gas Holdings, Inc.
109 9,666
Portland General Electric Co.
175 9,070
TXNM Energy, Inc.
154 8,744
Black Hills Corp.
115 8,556
New Jersey Resources Corp.
152 8,518
ONE Gas, Inc.
94 7,245
Brookfield Infrastructure
Corp. — Class A
187 7,200
Spire, Inc.
88 6,872
Northwestern Energy Group,
Inc.
93 6,661
Otter Tail Corp.
58 5,219
Avista Corp.
124 5,073
American States Water Co.
59 4,875
MGE Energy, Inc.
56 4,566
Chesapeake Utilities Corp.
36 4,409
California Water Service
Group
90 4,378
Hawaiian Electric Industries,
Inc.*
246 3,328
H2O America
52 3,160
Northwest Natural Holding
Co.
64 3,140
Middlesex Water Co.
28 1,572
Unitil Corp.
27 1,423
Ameresco, Inc. — Class A*
49 1,352
York Water Co.
24 736
Consolidated Water Company
Ltd.
23 678
Genie Energy Ltd. — Class B
31 448
RGC Resources, Inc.
13 311
Global Water Resources, Inc.
21 152
Total Utilities 127,480
REITS - 0 .1%
Highwoods Properties, Inc.
165 4,976
GOVERNMENT - 0 .0%
Bladex, Inc.
44 2,705
Total Common Stocks
(Cost $3,797,570) 4,767,044
PREFERRED STOCKS - 0 .0%
COMMUNICATIONS - 0 .0%
Liberty Latin America Ltd.
9.00%* 21 455
Total Preferred Stocks
(Cost $651) 455
RIGHTS - 0 .0%
CONSUMER, NON-CYCLICAL - 0 .0%
Akero Therapeutics, Inc.*
,(b)
98 —
Assertio Holdings, Inc.*
,(b)
100 —
Cartesian Therapeutics, Inc.*
,(b)
179 —

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
| 83
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
RIGHTS - 0.0% (continued)
CONSUMER, NON-CYCLICAL - 0.0% (continued)
Sanofi S.A.
Expiring 06/30/32* 52 $ —
Tobira Therapeutics, Inc.*
,(b)
14 —
Total Consumer, Non-cyclical —
Total Rights
(Cost $39) —
EXCHANGE-TRADED FUNDS - 5 .1%
Guggenheim Ultra Short
Income ETF
(c)
7,470 374,431
Total Exchange-Traded Funds
(Cost $367,057) 374,431
MUTUAL FUNDS - 5 .7%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(c)
42,083 423,358
Total Mutual Funds
(Cost $414,390) 423,358
MONEY MARKET FUNDS
(d)
- 1 .1%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(e),(f)
78,283 78,283
Total Money Market Funds
(Cost $78,283) 78,283
A
A
A SHARES VALUE
SECURITIES LENDING COLLATERAL
(d)
- 0 .4%
MONEY MARKET FUNDS - 0 .4%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(e)
32,258 $ 32,258
Total Securities Lending Collateral
(Cost $32,258) 32,258
FACE
AMOUNT
REPURCHASE AGREEMENTS
(g)
- 14 .8%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 543,687 543,687
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 543,661 543,661
Total Repurchase Agreements
(Cost $1,087,348) 1,087,348
Total Investments - 91.9%
(Cost $5,777,596) $ 6,763,177
Other Assets & Liabilities, net - 8.1% 595,382
Total Net Assets - 100.0% $ 7,358,559
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Value determined based on Level 3 inputs — See Note 3 .
(c)
Affiliated issuer.
(d)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(e)
Rate indicated is the 7-day yield as of June 30, 2026.
(f)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(g)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
Russell 2000 Index Mini Futures Contracts 12 Sep 2026 $ 1,826,940 $ 46,803
– –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
84 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements
BNP Paribas
Russell 2000
Index Pay
4.18% (Federal
Funds Rate +
0.55%) At Maturity 09/22/26 511 $ 1,544,620 $ 47,643
Goldman Sachs
International
Russell 2000
Index Pay
4.33% (Federal
Funds Rate +
0.70%) At Maturity 09/24/26 653 1,974,141 32,362
Barclays Bank
plc
Russell 2000
Index Pay
4.43% (SOFR +
0.75%) At Maturity 09/28/26 298 899,884 23,854
$ 4,418,645 $ 103,859
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 4,767,044 $ —
(a)
$ —
(a)
$ 4,767,044
Preferred Stocks 455 — — 455
Rights — —
(a)
—
(a)
—
Exchange-Traded Funds 374,431 — — 374,431
Mutual Funds 423,358 — — 423,358
Money Market Funds 78,283 — — 78,283
Securities Lending Collateral 32,258 — — 32,258
Repurchase Agreements — 1,087,348 — 1,087,348
Equity Futures Contracts
(b)
46,803 — — 46,803
Equity Index Swap Agreements
(b)
— 103,859 — 103,859
Total Assets $ 5,722,632 $ 1,191,207 $ — $ 6,913,839
– – – –
(a)
Securities with a market value of $0.
(b)
Reported as unrealized appreciation/(depreciation) at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
June 30, 2026
| 85
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 367,096 $ (39) $ — $ 7,374 $ 374,431 7,470 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 422,937 — — — 421 423,358 42,083 4,614
Guggenheim Strategy
Fund II 633,783 — (627,096) (2,525) (4,162) — — 6,295
$ 1,056,720 $ 367,096 $ (627,135) $ (2,525) $ 3,633 $ 797,789 $ 10,909

86 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
RUSSELL 2000
®
FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 49.1%
CONSUMER, NON-CYCLICAL - 12.2%
BrightSpring Health Services,
Inc.*
404 $ 28,175
Cytokinetics, Inc.*
328 27,942
Krystal Biotech, Inc.*
65 24,159
Alkermes plc*
415 21,744
Praxis Precision Medicines,
Inc.*
,(a)
62 20,757
Glaukos Corp.*
143 19,986
TG Therapeutics, Inc.*
361 19,833
HealthEquity, Inc.*
210 18,967
Vaxcyte, Inc.*
,(a)
326 18,950
Protagonist Therapeutics,
Inc.*
152 18,632
Lantheus Holdings, Inc.*
,(a)
162 17,972
Kymera Therapeutics, Inc.*
,(a)
155 17,774
Oscar Health, Inc. — Class A*
597 17,026
PTC Therapeutics, Inc.*
205 16,722
Nuvalent, Inc. — Class A*
133 16,425
Spyre Therapeutics, Inc.*
,(a)
184 16,336
Cogent Biosciences, Inc.*
413 15,983
Twist Bioscience Corp.*
154 15,844
Ligand Pharmaceuticals,
Inc. — Class B*
,(a)
50 15,804
Scholar Rock Holding Corp.*
277 15,235
Rhythm Pharmaceuticals,
Inc.*
137 15,211
Definium Therapeutics, Inc.*
322 15,147
Apogee Therapeutics, Inc.*
112 14,866
Xenon Pharmaceuticals, Inc.*
243 14,667
Liquidia Corp.*
,(a)
175 13,953
Mirum Pharmaceuticals,
Inc.*
,(a)
118 13,814
CG oncology, Inc.*
,(a)
183 13,002
CRISPR Therapeutics AG*
231 12,599
Travere Therapeutics, Inc.*
221 12,555
Legence Corp. — Class A*
146 12,444
Indivior Pharmaceuticals, Inc.*
297 12,186
Herc Holdings, Inc.
83 11,897
Oruka Therapeutics, Inc.*
125 11,896
Veracyte, Inc.*
,(a)
201 11,805
LivaNova plc*
139 11,430
Dianthus Therapeutics, Inc.*
117 11,405
10X Genomics, Inc. — Class
A*
295 11,310
Laureate Education, Inc.*
303 11,005
RadNet, Inc.*
177 10,916
Tango Therapeutics, Inc.*
349 10,910
Covista, Inc.*
85 10,596
Remitly Global, Inc.*
471 10,555
Merit Medical Systems, Inc.*
148 10,262
Celcuity, Inc.*
,(a)
95 9,939
Brink's Co.
104 9,827
IRhythm Holdings, Inc.*
82 9,754
Crinetics Pharmaceuticals,
Inc.*
,(a)
257 9,617
Brookdale Senior Living, Inc.*
594 9,557
GEO Group, Inc.*
317 9,367
Denali Therapeutics, Inc.*
,(a)
364 9,362
Catalyst Pharmaceuticals,
Inc.*
292 9,178
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, NON-CYCLICAL - 12.2% (continued)
Graham Holdings
Co. — Class B
8 $ 9,131
Erasca, Inc.*
496 9,087
Stride, Inc.*
,(a)
105 9,055
ICU Medical, Inc.*
61 8,943
Chefs' Warehouse, Inc.*
,(a)
92 8,841
Haemonetics Corp.*
117 8,775
Korn Ferry
131 8,722
Cal-Maine Foods, Inc.
(a)
108 8,700
Concentra Group Holdings
Parent, Inc.
292 8,687
Beam Therapeutics, Inc.*
,(a)
246 8,443
ImmunityBio, Inc.*
,(a)
958 8,387
WD-40 Co.
34 8,284
Option Care Health, Inc.*
395 8,283
Adaptive Biotechnologies
Corp.*
382 8,194
Immunovant, Inc.*
211 8,130
ACADIA Pharmaceuticals,
Inc.*
319 8,071
Vita Coco Company, Inc.*
122 8,069
Ultragenyx Pharmaceutical,
Inc.*
239 7,980
Integer Holdings Corp.*
85 7,943
Ideaya Biosciences, Inc.*
,(a)
208 7,752
Privia Health Group, Inc.*
299 7,693
Dyne Therapeutics, Inc.*
338 7,507
Relay Therapeutics, Inc.*
,(a)
400 7,484
Arcutis Biotherapeutics, Inc.*
283 7,420
CoreCivic, Inc.*
244 7,413
Amneal Pharmaceuticals,
Inc.*
423 7,322
Celldex Therapeutics, Inc.*
194 7,219
Edgewise Therapeutics, Inc.*
177 7,191
GPGI, Inc. — Class A
449 7,117
Sezzle, Inc.*
,(a)
41 7,037
GRAIL, Inc.*
,(a)
102 6,964
SELLAS Life Sciences Group,
Inc.*
,(a)
468 6,908
United Natural Foods, Inc.*
151 6,896
Arcus Biosciences, Inc.*
,(a)
222 6,844
Acadia Healthcare Company,
Inc.*
231 6,821
Vera Therapeutics,
Inc. — Class A*
158 6,780
National HealthCare Corp.
32 6,764
Kiniksa Pharmaceuticals
International plc — Class A*
105 6,715
VeraDermics, Inc.*
54 6,639
Tarsus Pharmaceuticals, Inc.*
104 6,546
Supernus Pharmaceuticals,
Inc.*
139 6,465
ABM Industries, Inc.
146 6,459
StoneCo Ltd. — Class A
575 6,233
Axogen, Inc.*
130 6,005
Nektar Therapeutics*
85 5,934
Nurix Therapeutics, Inc.*
238 5,774
BioCryst Pharmaceuticals,
Inc.*
577 5,770
Establishment Labs Holdings,
Inc.*
67 5,749
Vericel Corp.*
,(a)
128 5,695

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
| 87
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, NON-CYCLICAL - 12.2% (continued)
Andersons, Inc.
83 $ 5,677
Intellia Therapeutics, Inc.*
335 5,668
TransMedics Group, Inc.*
85 5,646
Prestige Consumer
Healthcare, Inc.*
119 5,625
Marzetti Co.
49 5,594
Alarm.com Holdings, Inc.*
119 5,560
Immunome, Inc.*
261 5,531
Alumis, Inc.*
196 5,515
Clover Health Investments
Corp.*
1,042 5,460
Agios Pharmaceuticals, Inc.*
146 5,418
Dentsply Sirona, Inc.
507 5,379
Enliven Therapeutics, Inc.*
106 5,379
Astrana Health, Inc.*
113 5,244
Flywire Corp.*
298 5,236
Pediatrix Medical Group, Inc.*
206 5,218
LeMaitre Vascular, Inc.
(a)
54 5,182
Interparfums, Inc.
46 5,146
Disc Medicine, Inc.*
70 5,120
Universal Technical Institute,
Inc.*
119 5,090
LifeStance Health Group,
Inc.*
,(a)
474 5,077
Perdoceo Education Corp.
158 5,056
UFP Technologies, Inc.*
19 5,037
Aurinia Pharmaceuticals, Inc.*
296 5,023
Ocular Therapeutix, Inc.*
510 5,008
Trevi Therapeutics, Inc.*
265 4,942
Neogen Corp.*
549 4,935
Biohaven Ltd.*
331 4,925
PACS Group, Inc.*
115 4,904
Progyny, Inc.*
169 4,872
Syndax Pharmaceuticals,
Inc.*
,(a)
221 4,831
Spectrum Brands Holdings,
Inc.
56 4,802
ADMA Biologics, Inc.*
571 4,779
NeoGenomics, Inc.*
,(a)
326 4,756
John Wiley & Sons,
Inc. — Class A
(a)
98 4,754
Omnicell, Inc.*
,(a)
113 4,692
Payoneer Global, Inc.*
655 4,664
Recursion Pharmaceuticals,
Inc. — Class A*
,(a)
1,268 4,654
Sarepta Therapeutics, Inc.*
258 4,636
Addus HomeCare Corp.*
46 4,622
PROG Holdings, Inc.
98 4,568
CorVel Corp.*
73 4,564
Stoke Therapeutics, Inc.*
136 4,450
Monte Rosa Therapeutics,
Inc.*
,(a)
183 4,429
Butterfly Network,
Inc. — Class A*
522 4,395
EVERTEC, Inc.
155 4,306
Cimpress plc*
42 4,271
MBX Biosciences, Inc.*
,(a)
77 4,250
Innoviva, Inc.*
187 4,247
Healthcare Services Group,
Inc.*
172 4,224
ANI Pharmaceuticals, Inc.*
,(a)
51 4,222
Strategic Education, Inc.
55 4,214
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, NON-CYCLICAL - 12.2% (continued)
AtaiBeckley, Inc.*
794 $ 4,184
Fortrea Holdings, Inc.*
239 4,159
Palvella Therapeutics, Inc.*
27 4,126
Viridian Therapeutics, Inc.*
224 4,115
Iovance Biotherapeutics, Inc.*
986 4,102
Amylyx Pharmaceuticals, Inc.*
228 4,095
Harmony Biosciences
Holdings, Inc.*
112 4,078
Taysha Gene Therapies,
Inc.*
,(a)
594 4,045
Novocure Ltd.*
265 4,015
Turning Point Brands, Inc.
47 3,986
Absci Corp.*
,(a)
343 3,975
ManpowerGroup, Inc.
116 3,917
CBIZ, Inc.*
122 3,914
UroGen Pharma Ltd.*
106 3,901
Mineralys Therapeutics, Inc.*
142 3,831
Teladoc Health, Inc.*
451 3,824
Kodiak Sciences, Inc.*
,(a)
98 3,818
BellRing Brands, Inc.*
294 3,804
Insperity, Inc.
92 3,800
Flowers Foods, Inc.
(a)
474 3,745
Lincoln Educational Services
Corp.*
75 3,742
Huron Consulting Group, Inc.*
41 3,697
TIC Solutions, Inc.*
449 3,632
Arlo Technologies, Inc.*
269 3,626
Perrigo Company plc
349 3,626
CareDx, Inc.*
127 3,619
First Advantage Corp.*
,(a)
199 3,592
Novavax, Inc.*
378 3,561
Paymentus Holdings,
Inc. — Class A*
147 3,552
Nuvation Bio, Inc.*
,(a)
624 3,544
Marqeta, Inc. — Class A*
868 3,524
AtriCure, Inc.*
124 3,470
Damora Therapeutics, Inc.*
132 3,433
GeneDx Holdings
Corp. — Class A*
50 3,432
TriNet Group, Inc.
69 3,415
Harrow, Inc.*
,(a)
80 3,398
Xeris Biopharma Holdings,
Inc.*
425 3,366
Boston Beer Company,
Inc. — Class A*
19 3,364
Herbalife Ltd.*
254 3,340
Vestis Corp.*
230 3,340
Surgery Partners, Inc.*
198 3,326
agilon health, Inc.*
31 3,323
AnaptysBio, Inc.*
49 3,307
ICF International, Inc.
45 3,279
Ingles Markets, Inc. — Class
A
37 3,277
ArriVent Biopharma, Inc.*
94 3,266
NPK International, Inc.*
205 3,262
MannKind Corp.*
763 3,250
Bicara Therapeutics, Inc.*
109 3,236
Universal Corp.
62 3,235
Inspire Medical Systems, Inc.*
72 3,212
Capricor Therapeutics, Inc.*
,(a)
133 3,203
Rapport Therapeutics, Inc.*
76 3,167

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
88 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, NON-CYCLICAL - 12.2% (continued)
Edgewell Personal Care Co.
117 $ 3,143
Pennant Group, Inc.*
85 3,141
AMN Healthcare Services,
Inc.*
,(a)
97 3,140
Procept Biorobotics Corp.*
,(a)
139 3,139
Vir Biotechnology, Inc.*
304 3,098
Ardelyx, Inc.*
605 3,085
Coursera, Inc.*
545 3,074
Zymeworks, Inc.*
117 3,058
Integra LifeSciences Holdings
Corp.*
170 3,053
QuidelOrtho Corp.*
,(a)
171 2,995
BioLife Solutions, Inc.*
106 2,993
Enovis Corp.*
,(a)
144 2,981
Collegium Pharmaceutical,
Inc.*
,(a)
82 2,968
Dlocal Ltd. — Class A
226 2,937
Tyra Biosciences, Inc.*
91 2,907
Upbound Group, Inc.
137 2,907
Sonida Senior Living, Inc.*
71 2,897
Willdan Group, Inc.*
36 2,848
Avanos Medical, Inc.*
113 2,811
J & J Snack Foods Corp.
38 2,791
Xencor, Inc.*
172 2,769
Simply Good Foods Co.*
208 2,762
EyePoint, Inc.*
192 2,746
Cullinan Therapeutics, Inc.*
150 2,731
Precigen, Inc.*
478 2,725
Dole plc
195 2,675
AdaptHealth Corp. — Class
A*
255 2,657
Alphatec Holdings, Inc.*
307 2,656
Azenta, Inc.*
,(a)
104 2,654
Deluxe Corp.
111 2,651
Tandem Diabetes Care, Inc.*
173 2,611
US Physical Therapy, Inc.
38 2,610
Maze Therapeutics, Inc.*
87 2,596
Artivion, Inc.*
113 2,539
Kailera Therapeutics, Inc.*
114 2,511
Corvus Pharmaceuticals, Inc.*
168 2,510
BrightView Holdings, Inc.*
176 2,494
CONMED Corp.
76 2,487
Pacira BioSciences, Inc.*
,(a)
98 2,486
Weis Markets, Inc.
31 2,428
Olema Pharmaceuticals,
Inc.*
,(a)
194 2,427
STAAR Surgical Co.*
84 2,410
Eton Pharmaceuticals, Inc.*
66 2,389
American Public Education,
Inc.*
44 2,363
Grocery Outlet Holding Corp.*
235 2,345
Savara, Inc.*
379 2,335
Kura Oncology, Inc.*
211 2,315
Del Monte Corp.
82 2,289
CRA International, Inc.
16 2,277
Inhibrx Biosciences, Inc.*
24 2,274
Personalis, Inc.*
168 2,251
Annexon, Inc.*
385 2,198
Replimune Group, Inc.*
196 2,170
Quanex Building Products
Corp.
115 2,141
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, NON-CYCLICAL - 12.2% (continued)
Transcat, Inc.*
23 $ 2,134
BioAge Labs, Inc.*
,(a)
87 2,132
Driven Brands Holdings,
Inc.*
,(a)
151 2,105
Barrett Business Services,
Inc.
59 2,096
Zevra Therapeutics, Inc.*
146 2,094
Target Hospitality Corp.*
101 2,056
Sionna Therapeutics, Inc.*
,(a)
46 2,024
Matthews International
Corp. — Class A
75 2,019
MeiraGTx Holdings plc*
149 2,013
iRadimed Corp.
21 2,007
ORIC Pharmaceuticals,
Inc.*
,(a)
185 2,004
Anteris Technologies Global
Corp.*
202 1,990
WaVe Life Sciences Ltd.*
342 1,987
Esperion Therapeutics, Inc.*
627 1,981
Kforce, Inc.
42 1,971
Solid Biosciences, Inc.*
195 1,948
Coty, Inc. — Class A*
897 1,937
Avalo Therapeutics, Inc.*
104 1,922
Seneca Foods Corp. — Class
A*
11 1,913
Arbutus Biopharma Corp.*
398 1,910
Certara, Inc.*
288 1,886
Guardian Pharmacy Services,
Inc. — Class A*
,(a)
45 1,884
Clarivate plc*
867 1,873
National Beverage Corp.*
60 1,872
Vor BioPharma, Inc.*
,(a)
101 1,859
Septerna, Inc.*
55 1,842
Green Dot Corp. — Class A*
136 1,837
Legalzoom.com, Inc.*
298 1,827
Zenas Biopharma, Inc.*
,(a)
71 1,802
Jade Biosciences, Inc.*
,(a)
81 1,800
Rigel Pharmaceuticals, Inc.*
46 1,800
Custom Truck One Source,
Inc.*
152 1,795
LB Pharmaceuticals, Inc.*
55 1,785
SI-BONE, Inc.*
109 1,779
Geron Corp.*
1,386 1,774
Castle Biosciences, Inc.*
74 1,765
Maravai LifeSciences
Holdings, Inc. — Class A*
279 1,741
John B Sanfilippo & Son, Inc.
20 1,720
Alto Neuroscience, Inc.*
65 1,715
Ironwood Pharmaceuticals,
Inc. — Class A*
406 1,709
Aktis Oncology, Inc.*
,(a)
53 1,708
Omeros Corp.*
,(a)
179 1,702
Theravance Biopharma, Inc.*
100 1,700
Tactile Systems Technology,
Inc.*
57 1,697
Helen of Troy Ltd.*
58 1,686
Kestra Medical Technologies
Ltd.*
66 1,679
Mission Produce, Inc.*
142 1,674
Aveanna Healthcare
Holdings, Inc.*
194 1,663
Mama's Creations, Inc.*
93 1,660

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
| 89
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, NON-CYCLICAL - 12.2% (continued)
CytomX Therapeutics, Inc.*
441 $ 1,654
Janux Therapeutics, Inc.*
107 1,644
Phibro Animal Health
Corp. — Class A
52 1,633
Relmada Therapeutics, Inc.*
234 1,619
Verra Mobility Corp. — Class
A*
381 1,619
Candel Therapeutics, Inc.*
157 1,617
Amphastar Pharmaceuticals,
Inc.*
,(a)
80 1,614
Sana Biotechnology, Inc.*
,(a)
455 1,588
Beta Bionics, Inc.*
101 1,583
Aclaris Therapeutics, Inc.*
,(a)
294 1,555
4D Molecular Therapeutics,
Inc.*
,(a)
114 1,516
Oddity Tech Ltd. — Class A*
100 1,513
OPKO Health, Inc.*
998 1,497
Altimmune, Inc.*
,(a)
492 1,496
Cass Information Systems,
Inc.
29 1,488
Lexicon Pharmaceuticals,
Inc.*
616 1,478
CorMedix, Inc.*
,(a)
185 1,452
Cerus Corp.*
493 1,440
REGENXBIO, Inc.*
120 1,438
Utz Brands, Inc.
183 1,409
Spire Global, Inc. — Class A*
75 1,395
Avalyn Pharma, Inc.*
42 1,383
Allogene Therapeutics, Inc.*
657 1,367
Carriage Services,
Inc. — Class A
35 1,342
Cytek Biosciences, Inc.*
301 1,333
Sutro Biopharma, Inc.*
40 1,328
Phathom Pharmaceuticals,
Inc.*
,(a)
122 1,324
Ceribell, Inc.*
68 1,323
Ennis, Inc.
62 1,317
Myriad Genetics, Inc.*
229 1,308
Ocugen, Inc.*
846 1,294
Pulse Biosciences, Inc.*
46 1,276
FTAI Infrastructure, Inc.
(a)
273 1,267
Bright Minds Biosciences,
Inc.*
18 1,264
Achieve Life Sciences, Inc.*
193 1,260
ClearPoint Neuro, Inc.*
70 1,249
ARS Pharmaceuticals, Inc.*
,(a)
153 1,226
Arvinas, Inc.*
147 1,222
AngioDynamics, Inc.*
92 1,197
Pacific Biosciences of
California, Inc.*
699 1,174
C4 Therapeutics, Inc.*
251 1,172
Ginkgo Bioworks Holdings,
Inc.*
,(a)
118 1,169
First Tracks Biotherapeutics,
Inc.*
58 1,167
MiMedx Group, Inc.*
300 1,155
Climb Bio, Inc.*
87 1,134
Sagimet Biosciences,
Inc. — Class A*
146 1,129
Bioventus, Inc. — Class A*
,(a)
119 1,123
Aquestive Therapeutics,
Inc.*
,(a)
267 1,111
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, NON-CYCLICAL - 12.2% (continued)
Design Therapeutics, Inc.*
76 $ 1,100
Contineum Therapeutics,
Inc. — Class A*
67 1,098
Varex Imaging Corp.*
105 1,095
Emergent BioSolutions, Inc.*
129 1,081
Prothena Corporation plc*
110 1,077
Community Health Systems,
Inc.*
322 1,075
MiniMed Group, Inc.*
71 1,061
Monro, Inc.
62 1,061
Shattuck Labs, Inc.*
152 1,055
Immix Biopharma, Inc.*
,(a)
102 1,052
NeuroPace, Inc.*
66 1,049
Vital Farms, Inc.*
,(a)
90 1,047
Oncology Institute, Inc.*
190 1,032
Natural Grocers by Vitamin
Cottage, Inc.
33 1,024
Enanta Pharmaceuticals, Inc.*
70 1,021
Evolus, Inc.*
147 1,020
Forte Biosciences, Inc.*
48 1,020
Ovid therapeutics, Inc.*
379 1,019
Monopar Therapeutics, Inc.*
,(a)
11 1,018
Generate Biomedicines, Inc.*
60 1,012
Rezolute, Inc.*
194 1,009
Cross Country Healthcare,
Inc.*
75 991
Tejon Ranch Co.*
53 991
Fulgent Genetics, Inc.*
48 985
XOMA Royalty Corp.*
23 977
Village Super Market,
Inc. — Class A
23 970
Viemed Healthcare, Inc.*
84 958
Crescent Biopharma, Inc.*
53 954
ACCO Brands Corp.
228 948
X4 Pharmaceuticals, Inc.*
200 934
MapLight Therapeutics, Inc.*
26 932
Kyverna Therapeutics, Inc.*
104 927
Orthofix Medical, Inc.*
100 914
Kelly Services, Inc. — Class A
74 909
Tenax Therapeutics, Inc.*
62 902
Alamar Biosciences, Inc.*
,(a)
33 894
Delcath Systems, Inc.*
71 894
Puma Biotechnology, Inc.*
110 892
Strata Critical Medical, Inc.*
,(a)
169 891
Neurogene, Inc.*
28 881
Perspective Therapeutics,
Inc.*
256 873
Honest Company, Inc.*
238 871
Cabaletta Bio, Inc.*
279 868
Zura Bio Ltd. — Class A*
146 861
Prime Medicine, Inc.*
233 860
Tectonic Therapeutic, Inc.*
,(a)
25 859
OrthoPediatrics Corp.*
44 842
Lexeo Therapeutics, Inc.*
176 819
Atea Pharmaceuticals, Inc.*
176 818
Vanda Pharmaceuticals,
Inc.*
,(a)
133 814
Nature's Sunshine Products,
Inc.*
37 807
Editas Medicine, Inc.*
248 804
Aura Biosciences, Inc.*
111 788

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
90 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, NON-CYCLICAL - 12.2% (continued)
B&G Foods, Inc.
195 $ 776
Fennec Pharmaceuticals,
Inc.*
72 774
Nuvectis Pharma, Inc.*
,(a)
42 772
Rocket Pharmaceuticals, Inc.*
224 766
Palisade Bio, Inc.*
366 765
Verastem, Inc.*
198 756
Westrock Coffee Co.*
93 754
Eledon Pharmaceuticals, Inc.*
191 753
Century Therapeutics, Inc.*
305 747
Olaplex Holdings, Inc.*
357 732
Akebia Therapeutics, Inc.*
640 730
Hertz Global Holdings, Inc.*
319 723
OraSure Technologies, Inc.*
162 723
Chaince Digital Holdings, Inc.*
165 721
MacroGenics, Inc.*
156 721
Electromed, Inc.*
17 719
Compass Therapeutics,
Inc.*
,(a)
325 712
Nathan's Famous, Inc.
7 711
Benitec Biopharma, Inc.*
53 709
Eikon Therapeutics, Inc.*
54 705
Repay Holdings
Corp. — Class A*
162 680
OmniAb, Inc.*
272 669
Abeona Therapeutics, Inc.*
108 667
Immuneering Corp. — Class
A*
133 664
Assembly Biosciences, Inc.*
24 660
Distribution Solutions Group,
Inc.*
24 656
Once Upon a Farm PBC*
32 655
CapsoVision, Inc.*
86 652
MGP Ingredients, Inc.
37 648
DiaMedica Therapeutics, Inc.*
91 641
Innovage Holding Corp.*
54 640
NRC Health
29 626
Quad/Graphics, Inc.
74 624
USCB Financial Holdings, Inc.
30 614
Accendra Health, Inc.*
179 612
Inhibikase Therapeutics, Inc.*
301 611
Hackett Group, Inc.
56 603
Upstream Bio, Inc.*
87 602
SpyGlass Pharma, Inc.*
27 601
Zentalis Pharmaceuticals,
Inc.*
124 601
USANA Health Sciences, Inc.*
28 598
Lineage Cell Therapeutics,
Inc.*
456 597
Cadiz, Inc.*
142 594
Anavex Life Sciences Corp.*
228 591
Alico, Inc.
14 579
Ardent Health, Inc.*
58 571
Priority Technology Holdings,
Inc.*
85 567
Franklin Covey Co.*
,(a)
23 564
Senseonics Holdings, Inc.*
98 557
ALX Oncology Holdings, Inc.*
267 553
Galectin Therapeutics, Inc.*
119 552
Utah Medical Products, Inc.
8 552
Limoneira Co.
42 551
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, NON-CYCLICAL - 12.2% (continued)
Opus Genetics, Inc.*
133 $ 547
TriSalus Life Sciences, Inc.*
119 541
Fulcrum Therapeutics, Inc.*
147 538
Entrada Therapeutics, Inc.*
73 537
Lumexa Imaging Holdings,
Inc.*
47 530
Shoulder Innovations, Inc.*
26 527
Larimar Therapeutics, Inc.*
165 503
Protara Therapeutics, Inc.*
130 497
TrueBlue, Inc.*
71 495
Keros Therapeutics, Inc.*
46 492
Alector, Inc.*
243 488
Atrium Therapeutics, Inc.*
36 484
Embecta Corp.
148 482
Karyopharm Therapeutics,
Inc.*
49 479
RxSight, Inc.*
99 477
KORU Medical Systems, Inc.*
112 470
Surrozen, Inc.*
18 467
Minerva Neurosciences, Inc.*
84 466
Precision BioSciences, Inc.*
59 464
InfuSystem Holdings, Inc.*
48 463
Tonix Pharmaceuticals
Holding Corp.*
36 459
Quanterix Corp.*
106 458
Niagen Bioscience, Inc.*
143 456
Invivyd, Inc.*
521 455
Voyager Therapeutics, Inc.*
130 455
Coherus Oncology, Inc.*
324 454
Paysafe Ltd.*
60 448
Arcturus Therapeutics
Holdings, Inc.*
66 444
Foghorn Therapeutics, Inc.*
90 439
Neumora Therapeutics, Inc.*
254 432
Acme United Corp.
9 429
Orchestra BioMed Holdings,
Inc.*
99 427
Protalix BioTherapeutics, Inc.*
183 426
SAB Biotherapeutics, Inc.*
108 421
Lifeway Foods, Inc.*
14 418
CPI Card Group, Inc.*
20 416
Organogenesis Holdings,
Inc. — Class A*
171 416
Evommune, Inc.*
31 412
Anika Therapeutics, Inc.*
28 410
Acacia Research Corp.*
87 405
Oramed Pharmaceuticals, Inc.
84 404
Caribou Biosciences, Inc.*
227 400
Greenwich Lifesciences, Inc.*
17 399
Lucid Diagnostics, Inc.*
368 394
Inogen, Inc.*
61 393
Corbus Pharmaceuticals
Holdings, Inc.*
41 385
SIGA Technologies, Inc.
105 382
ProKidney Corp. — Class
A*
,(a)
187 381
Spruce Biosciences, Inc.*
7 378
Korro Bio, Inc.*
28 369
Prelude Therapeutics, Inc.*
69 368
Lifecore Biomedical, Inc.*
70 367
MediWound Ltd.*
25 367

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
| 91
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, NON-CYCLICAL - 12.2% (continued)
Whitehawk Therapeutics,
Inc.*
80 $ 366
Information Services Group,
Inc.
87 358
Cartesian Therapeutics, Inc.*
33 344
CAMP4 Therapeutics Corp.*
78 341
KinderCare Learning
Companies, Inc.*
77 327
Lyell Immunopharma, Inc.*
23 323
AN2 Therapeutics, Inc.*
66 319
Alta Equipment Group, Inc.*
49 317
Nkarta, Inc.*
111 314
Acumen Pharmaceuticals,
Inc.*
117 312
RCM Technologies, Inc.*
11 311
Canton Strategic Holdings,
Inc.*
110 310
Agenus, Inc.*
99 303
Gyre Therapeutics, Inc.*
,(a)
45 297
OnKure Therapeutics,
Inc. — Class A*
65 296
Stereotaxis, Inc.*
169 291
LENZ Therapeutics, Inc.*
51 290
Unicycive Therapeutics, Inc.*
61 286
ADC Therapeutics S.A.*
266 285
Hyperfine, Inc. — Class A*
194 262
Nautilus Biotechnology, Inc.*
123 230
Black Diamond Therapeutics,
Inc.*
117 216
BRC, Inc. — Class A*
193 214
CVRx, Inc.*
38 195
Sanara Medtech, Inc.*
8 189
Armata Pharmaceuticals, Inc.*
29 188
HireQuest, Inc.
14 176
Heron Therapeutics, Inc.*
396 169
Alpha Teknova, Inc.*
,(a)
28 159
Emerald Holding, Inc.
(a)
31 156
SBC Medical Group Holdings,
Inc.*
48 148
Forafric Global plc*
14 141
Context Therapeutics, Inc.*
231 128
Elicio Therapeutics, Inc.*
32 125
AirSculpt Technologies, Inc.*
24 108
Artiva Biotherapeutics, Inc.*
11 107
MarketWise, Inc.
5 89
Connect Biopharma Holdings
Ltd.*
37 88
Public Policy Holding
Company, Inc.
11 81
Ligand Pharmaceuticals,
Inc.*
,(b)
84 —
Total Consumer, Non-cyclical 1,974,121
FINANCIAL - 12.0%
Hut 8 Corp.*
256 29,554
UMB Financial Corp.
183 26,125
Riot Platforms, Inc.*
885 24,231
CareTrust REIT, Inc.
(a)
563 22,717
Old National Bancorp
(a)
866 22,429
Compass, Inc. — Class A*
1,782 21,972
StoneX Group, Inc.*
180 21,330
Cipher Digital, Inc.*
841 20,605
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
FINANCIAL - 12.0% (continued)
Ryman Hospitality Properties,
Inc. REIT
156 $ 20,054
Core Scientific, Inc.*
,(a)
778 19,909
Macerich Co. REIT
(a)
708 17,835
Valley National Bancorp
1,212 17,756
Terreno Realty Corp. REIT
265 17,164
Glacier Bancorp, Inc.
329 16,970
Jackson Financial,
Inc. — Class A
164 16,792
Essential Properties Realty
Trust, Inc. REIT
(a)
547 16,328
United Bankshares, Inc.
347 15,903
Hancock Whitney Corp.
205 15,318
Atlantic Union Bankshares
Corp.
358 15,147
Ameris Bancorp
164 14,803
Selective Insurance Group,
Inc.
151 14,649
Kite Realty Group Trust
REIT
(a)
513 14,559
Essent Group Ltd.
226 14,527
Enova International, Inc.*
60 14,444
Home BancShares, Inc.
468 13,361
MARA Holdings, Inc.*
,(a)
961 13,348
Axos Financial, Inc.*
137 13,342
Phillips Edison & Company,
Inc. REIT
319 13,277
Outfront Media, Inc. REIT
400 13,104
Radian Group, Inc.
339 12,770
Piper Sandler Companies
175 12,659
HA Sustainable Infrastructure
Capital, Inc.
(a)
320 12,496
Sabra Health Care REIT,
Inc.
(a)
633 12,350
Moelis & Co. — Class A
187 12,234
Eastern Bankshares, Inc.
546 12,143
Independent Bank Corp.
172 12,018
CNO Financial Group, Inc.
233 11,878
Fulton Financial Corp.
(a)
486 11,756
Lemonade, Inc.*
178 11,579
Flagstar Bank North
America
(a)
770 11,504
First Financial Bankshares,
Inc.
332 11,487
ServisFirst Bancshares, Inc.
(a)
130 11,277
Texas Capital Bancshares,
Inc.
109 11,255
Tanger, Inc. REIT
(a)
284 11,209
Associated Banc-Corp
361 11,108
Bread Financial Holdings, Inc.
101 10,943
United Community Banks, Inc.
303 10,632
International Bancshares
Corp.
138 10,481
COPT Defense Properties
REIT
(a)
288 10,480
WSFS Financial Corp.
132 10,128
First BanCorp
388 10,115
Cathay General Bancorp
163 10,104
Renasant Corp.
235 9,997
BGC Group, Inc. — Class A
935 9,995
Broadstone Net Lease, Inc.
REIT
(a)
483 9,984

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
92 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
FINANCIAL - 12.0% (continued)
Independence Realty Trust,
Inc. REIT
595 $ 9,931
CVB Financial Corp.
(a)
424 9,561
Marex Group plc
154 9,386
SL Green Realty Corp. REIT
181 9,370
WesBanco, Inc.
239 9,328
Dave, Inc.*
,(a)
25 9,315
PJT Partners, Inc. — Class A
61 9,207
Apple Hospitality REIT, Inc.
545 9,161
National Health Investors, Inc.
REIT
120 9,151
Cleanspark, Inc.*
627 9,123
Genworth Financial,
Inc. — Class A*
956 9,053
Victory Capital Holdings,
Inc. — Class A
107 8,994
BankUnited, Inc.
185 8,963
First Financial Bancorp
264 8,931
Community Financial System,
Inc.
133 8,927
First Interstate BancSystem,
Inc. — Class A
(a)
228 8,792
Palomar Holdings, Inc.*
66 8,342
Nicolet Bankshares, Inc.
50 8,270
Simmons First National
Corp. — Class A
364 8,245
Seacoast Banking
Corporation of Florida
(a)
244 8,113
Bank of Hawaii Corp.
99 8,068
StepStone Group,
Inc. — Class A
193 7,982
Towne Bank
219 7,937
Cushman & Wakefield Ltd.*
592 7,927
LXP Industrial Trust REIT
146 7,866
NMI Holdings, Inc. — Class
A*
190 7,807
Banc of California, Inc.
382 7,804
Park National Corp.
42 7,686
Provident Financial Services,
Inc.
322 7,612
Upstart Holdings, Inc.*
,(a)
212 7,511
McGrath RentCorp
62 7,504
Curbline Properties Corp.
REIT
245 7,448
Urban Edge Properties REIT
321 7,344
Mercury General Corp.
68 7,250
Dynex Capital, Inc. REIT
544 7,132
WaFd, Inc.
(a)
185 7,098
Acadia Realty Trust REIT
(a)
338 7,068
Miami International Holdings,
Inc.*
190 7,060
DigitalBridge Group, Inc.
444 7,006
InvenTrust Properties Corp.
REIT
197 6,974
First Merchants Corp.
158 6,903
Blackstone Mortgage Trust,
Inc. — Class A REIT
400 6,780
Four Corners Property Trust,
Inc. REIT
276 6,776
Park Hotels & Resorts, Inc.
REIT
468 6,669
Baldwin Insurance Group,
Inc. — Class A*
243 6,459
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
FINANCIAL - 12.0% (continued)
First Bancorp
101 $ 6,457
PennyMac Financial Services,
Inc.
74 6,445
Trustmark Corp.
140 6,441
Beacon Financial Corp.
211 6,425
NBT Bancorp, Inc.
128 6,319
SiriusPoint Ltd.*
263 6,312
Bancorp, Inc.*
100 6,264
DiamondRock Hospitality Co.
REIT
513 6,248
Customers Bancorp, Inc.*
77 6,091
FB Financial Corp.
110 6,089
Skyward Specialty Insurance
Group, Inc.*
104 6,068
St. Joe Co.
96 6,012
BancFirst Corp.
(a)
54 6,001
Enterprise Financial Services
Corp.
91 5,995
First Busey Corp.
203 5,989
Bank of NT Butterfield & Son
Ltd.
100 5,950
Newmark Group,
Inc. — Class A
393 5,938
Happen, Inc.*
284 5,890
WisdomTree, Inc.
(a)
338 5,726
Northwest Bancshares, Inc.
369 5,594
Banner Corp.
84 5,581
Artisan Partners Asset
Management, Inc. — Class
A
160 5,525
ARMOUR Residential REIT,
Inc. REIT
315 5,497
Pebblebrook Hotel Trust
REIT
(a)
281 5,454
Webull Corp.*
833 5,431
Cohen & Steers, Inc.
70 5,330
OFG Bancorp
107 5,250
Horace Mann Educators
Corp.
101 5,217
NETSTREIT Corp. REIT
(a)
246 5,198
Sunstone Hotel Investors, Inc.
REIT
453 5,187
First Commonwealth Financial
Corp.
255 5,184
Brookfield Business
Corp. — Class A
173 5,164
Diversified Healthcare Trust
REIT
553 5,143
Bitdeer Technologies
Group — Class A*
322 5,110
Stock Yards Bancorp, Inc.
66 5,047
Stewart Information Services
Corp.
76 5,018
Acadian Asset Management,
Inc.
70 5,006
Encore Capital Group, Inc.*
,(a)
53 4,944
Nelnet, Inc. — Class A
37 4,933
HCI Group, Inc.
28 4,907
Douglas Emmett, Inc. REIT
411 4,850
Getty Realty Corp. REIT
(a)
144 4,804
National Bank Holdings
Corp. — Class A
108 4,798
LTC Properties, Inc. REIT
123 4,729

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
| 93
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
FINANCIAL - 12.0% (continued)
Xenia Hotels & Resorts, Inc.
REIT
232 $ 4,724
City Holding Co.
35 4,642
Pathward Financial, Inc.
53 4,614
Walker & Dunlop, Inc.
84 4,595
Federal Agricultural Mortgage
Corp. — Class C
23 4,583
Smartstop Self Storage REIT,
Inc. REIT
(a)
140 4,550
S&T Bancorp, Inc.
(a)
92 4,515
German American Bancorp,
Inc.
93 4,414
Innovative Industrial
Properties, Inc. REIT
71 4,401
Triumph Financial, Inc.*
57 4,350
Global Net Lease, Inc. REIT
479 4,282
Hope Bancorp, Inc.
310 4,241
Ellington Financial, Inc. REIT
309 4,205
Dime Commercial
Bancshares, Inc.
102 4,146
OceanFirst Financial Corp.
210 4,101
ConnectOne Bancorp, Inc.
121 4,046
QCR Holdings, Inc.
41 3,991
Kemper Corp.
148 3,990
TriCo Bancshares
74 3,985
Hamilton Insurance Group
Ltd. — Class B
115 3,903
Hilltop Holdings, Inc.
100 3,878
Bank First Corp.
(a)
26 3,857
Origin Bancorp, Inc.
75 3,836
Lakeland Financial Corp.
61 3,765
Pagseguro Digital
Ltd. — Class A
413 3,738
Live Oak Bancshares, Inc.
90 3,676
RLJ Lodging Trust REIT
(a)
310 3,673
1st Source Corp.
(a)
45 3,671
Apollo Commercial Real
Estate Finance, Inc. REIT
336 3,588
Orchid Island Capital, Inc.
REIT
510 3,555
Westamerica BanCorp
59 3,462
Peoples Bancorp, Inc.
88 3,380
Two Harbors Investment
Corp. REIT
264 3,276
Tompkins Financial Corp.
34 3,214
Slide Insurance Holdings,
Inc.*
164 3,177
Enact Holdings, Inc.
69 3,154
Merchants Bancorp
(a)
63 3,150
UMH Properties, Inc. REIT
204 3,089
Univest Financial Corp.
70 3,063
Heritage Financial Corp.
(a)
103 3,051
American Assets Trust, Inc.
REIT
123 3,037
Preferred Bank/Los Angeles
CA
28 2,975
Neptune Insurance Holdings,
Inc. — Class A*
94 2,961
Old Second Bancorp, Inc.
126 2,938
First Mid Bancshares, Inc.
61 2,933
Byline Bancorp, Inc.
77 2,900
Community Trust Bancorp,
Inc.
40 2,894
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
FINANCIAL - 12.0% (continued)
Piedmont Realty Trust, Inc.
REIT*
314 $ 2,873
United Fire Group, Inc.
54 2,832
Ladder Capital Corp. — Class
A REIT
284 2,826
Goosehead Insurance,
Inc. — Class A*
58 2,813
Chimera Investment Corp.
REIT
209 2,788
Perella Weinberg
Partners — Class A
174 2,777
Safety Insurance Group, Inc.
37 2,770
Easterly Government
Properties, Inc. — Class
A REIT
111 2,767
Metropolitan Bank Holding
Corp.
28 2,765
Burke & Herbert Financial
Services Corp.
38 2,731
Pelagos Insurance Capital
Ltd.
109 2,654
Universal Insurance Holdings,
Inc.
63 2,606
Capitol Federal Financial, Inc.
304 2,587
Arbor Realty Trust, Inc.
REIT
(a)
476 2,580
Coastal Financial Corp.*
33 2,558
Horizon Bancorp, Inc.
127 2,537
Southside Bancshares, Inc.
72 2,534
Northeast Bank
19 2,518
Central Pacific Financial Corp.
65 2,483
PennyMac Mortgage
Investment Trust REIT
219 2,470
Mercantile Bank Corp.
43 2,469
CNB Financial Corp.
73 2,461
Service Properties Trust REIT
1,455 2,459
MFA Financial, Inc. REIT
253 2,452
Hyperliquid Strategies, Inc.*
311 2,448
CBL & Associates Properties,
Inc. REIT
46 2,442
Business First Bancshares,
Inc.
79 2,428
Firstsun Capital Bancorp*
62 2,404
Hanmi Financial Corp.
74 2,398
TrustCo Bank Corporation NY
43 2,361
Centerspace REIT
42 2,360
F&G Annuities & Life, Inc.
88 2,340
Employers Holdings, Inc.
46 2,322
Virtus Investment Partners,
Inc.
16 2,296
Camden National Corp.
42 2,277
First Financial Corp.
29 2,246
Safehold, Inc. REIT
141 2,214
JBG SMITH Properties REIT
149 2,186
Whitestone REIT REIT
115 2,180
Amerant Bancorp,
Inc. — Class A
85 2,169
Farmers National Banc Corp.
147 2,146
Esquire Financial Holdings,
Inc.
18 2,144
NB Bancorp, Inc.
101 2,134
Amalgamated Financial Corp.
46 2,111

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
94 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
FINANCIAL - 12.0% (continued)
Equity Bancshares,
Inc. — Class A
43 $ 2,107
Metrocity Bankshares, Inc.
58 2,082
Trupanion, Inc.*
84 2,081
Burford Capital Ltd.
507 2,079
Hudson Pacific Properties,
Inc. REIT*
133 2,020
Eagle Bancorp, Inc.
(a)
71 2,016
Adamas Trust, Inc. REIT
212 1,989
Empire State Realty Trust,
Inc. — Class A REIT
356 1,926
Orrstown Financial Services,
Inc.
47 1,919
Financial Institutions, Inc.
49 1,910
Five Star Bancorp
(a)
39 1,899
Republic Bancorp,
Inc. — Class A
21 1,899
HomeTrust Bancshares, Inc.
38 1,896
Peapack-Gladstone Financial
Corp.
40 1,893
Mid Penn Bancorp, Inc.
54 1,881
Carter Bankshares, Inc.
55 1,871
Alerus Financial Corp.
59 1,835
SmartFinancial, Inc.
39 1,830
Southern Missouri Bancorp,
Inc.
24 1,829
First Community Bankshares,
Inc.
(a)
41 1,821
Summit Hotel Properties, Inc.
REIT
259 1,816
GCM Grosvenor, Inc. — Class
A
147 1,808
PRA Group, Inc.*
95 1,804
Compass Diversified
Holdings*
169 1,802
Shore Bancshares, Inc.
78 1,790
Root, Inc. — Class A*
32 1,789
Invesco Mortgage Capital,
Inc. REIT
226 1,785
Patria Investments
Ltd. — Class A
162 1,779
Marcus & Millichap, Inc.
57 1,777
Accelerant Holdings — Class
A*
151 1,770
CTO Realty Growth, Inc. REIT
82 1,764
Washington Trust Bancorp,
Inc.
48 1,751
Capital City Bank Group, Inc.
35 1,730
Strive, Inc. — Class A*
,(a)
157 1,713
Arrow Financial Corp.
(a)
41 1,681
South Plains Financial, Inc.
39 1,680
BrightSpire Capital,
Inc. — Class A REIT
306 1,668
National Healthcare
Properties, Inc. REIT*
113 1,655
Community West
Bancshares
(a)
61 1,638
Postal Realty Trust,
Inc. — Class A REIT
66 1,626
Heritage Insurance Holdings,
Inc.*
61 1,591
NexPoint Residential Trust,
Inc. REIT
57 1,591
AMERISAFE, Inc.
47 1,590
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
FINANCIAL - 12.0% (continued)
Mechanics Bancorp — Class
A
100 $ 1,590
Third Coast Bancshares, Inc.*
39 1,576
Great Southern Bancorp,
Inc.
(a)
20 1,568
Franklin BSP Realty Trust,
Inc. REIT
192 1,563
Bar Harbor Bankshares
41 1,548
Peoples Financial Services
Corp.
(a)
23 1,527
Northrim BanCorp, Inc.
55 1,526
Gladstone Commercial Corp.
REIT
122 1,501
Midland States Bancorp, Inc.
48 1,495
ACNB Corp.
25 1,485
Redwood Trust, Inc. REIT
313 1,484
Chatham Lodging Trust REIT
112 1,482
TPG RE Finance Trust, Inc.
REIT
176 1,473
Bit Digital, Inc.*
815 1,467
Civista Bancshares, Inc.
52 1,467
Resolute Holdings
Management, Inc.*
10 1,445
Cannae Holdings, Inc.
99 1,426
Southern First Bancshares,
Inc.*
23 1,405
Universal Health Realty
Income Trust REIT
32 1,404
Columbia Financial, Inc.*
,(a)
66 1,401
Kearny Financial Corp.
146 1,381
Alexander's, Inc. REIT
5 1,378
Northfield Bancorp, Inc.
93 1,370
California BanCorp
65 1,355
Navient Corp.
159 1,353
Bowhead Specialty Holdings,
Inc.*
45 1,347
AH Realty Trust, Inc. REIT
190 1,345
World Acceptance Corp.*
6 1,343
Brandywine Realty Trust REIT
421 1,335
Atlanticus Holdings Corp.*
13 1,329
Hippo Holdings, Inc.*
47 1,328
HBT Financial, Inc.
40 1,280
AGNT, Inc.
235 1,271
New Era Energy & Digital,
Inc.*
199 1,270
First Business Financial
Services, Inc.
20 1,263
Community Healthcare Trust,
Inc. REIT
69 1,261
Industrial Logistics Properties
Trust REIT
141 1,251
LendingTree, Inc.*
28 1,240
Saul Centers, Inc. REIT
33 1,234
Home Bancorp, Inc.
18 1,233
Hingham Institution For
Savings
(a)
4 1,229
ChoiceOne Financial
Services, Inc.
36 1,224
Sierra Bancorp
30 1,223
Chiron Real Estate, Inc. REIT
32 1,201
Red River Bancshares, Inc.
13 1,187
Ridgepost Capital,
Inc. — Class A
150 1,181

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
| 95
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
FINANCIAL - 12.0% (continued)
Z Squared, Inc.*
109 $ 1,153
Orange County Bancorp, Inc.
31 1,140
RBB Bancorp
41 1,124
Bridgewater Bancshares, Inc.*
53 1,115
Investors Title Co.
4 1,095
Jefferson Capital, Inc.
56 1,090
One Liberty Properties, Inc.
REIT
44 1,074
FrontView REIT, Inc. REIT
53 1,072
Tiptree, Inc.
59 1,057
Unity Bancorp, Inc.
18 1,056
Greenlight Capital Re
Ltd. — Class A*
65 1,052
Colony Bankcorp, Inc.
52 1,045
Farmers & Merchants
Bancorp, Inc.
34 1,040
Bank of Marin Bancorp
37 1,025
West BanCorp, Inc.
38 1,008
Citizens & Northern Corp.
43 1,002
International Money Express,
Inc.*
69 997
Ponce Financial Group, Inc.*
50 997
Farmland Partners, Inc. REIT
102 987
Capital Bancorp, Inc.
28 983
Northpointe Bancshares, Inc.
51 978
First Bank
55 975
Investar Holding Corp.
32 959
Avidia Bancorp, Inc.
45 945
First Bancorp, Inc.
27 940
Plumas Bancorp
16 935
NewtekOne, Inc.
63 933
KKR Real Estate Finance
Trust, Inc. REIT
(a)
134 917
Regional Management Corp.
22 906
Paysign, Inc.*
110 901
Primis Financial Corp.
55 900
Bankwell Financial Group,
Inc.
15 881
Gladstone Land Corp. REIT
101 862
Northeast Community
Bancorp, Inc.
31 860
BayCom Corp.
26 855
Timberland Bancorp, Inc.
19 851
MVB Financial Corp.
29 841
Norwood Financial Corp.
26 836
Parke Bancorp, Inc.
25 829
Wealthfront Corp.*
,(a)
91 814
Donegal Group, Inc. — Class
A
43 811
Alpine Income Property Trust,
Inc. REIT
39 810
RMR Group, Inc. — Class A
39 801
Citizens Financial Services,
Inc.
11 797
Waterstone Financial, Inc.
38 788
PCB Bancorp
27 766
Avidbank Holdings, Inc.*
23 760
NerdWallet, Inc. — Class A*
82 759
Abacus Global Management,
Inc.
70 750
MBIA, Inc.*
115 750
Chemung Financial Corp.
10 746
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
FINANCIAL - 12.0% (continued)
GBank Financial Holdings,
Inc.*
24 $ 727
FRP Holdings, Inc.*
29 725
First Community Corp.
22 719
First Western Financial, Inc.*
22 706
Real Brokerage, Inc.*
386 703
Innventure, Inc.*
138 700
FS Bancorp, Inc.
(a)
16 694
Franklin Financial Services
Corp.
11 689
American Coastal Insurance
Corp.
62 688
Commercial Bancgroup, Inc.
21 678
John Marshall Bancorp, Inc.
31 676
Onity Group, Inc.*
17 676
Isabella Bank Corp.
17 671
FVCBankcorp, Inc.
38 665
First Northern Community
Bancorp*
37 664
First United Corp.
15 662
Citizens, Inc. — Class A*
,(a)
114 654
Ames National Corp.
22 651
Western New England
Bancorp, Inc.
45 643
Octave Specialty Group, Inc.*
102 636
OppFi, Inc.*
64 636
Ready Capital Corp. REIT
360 630
Fidelity D&D Bancorp, Inc.
12 617
Oak Valley Bancorp
18 607
Greene County Bancorp, Inc.
18 605
FB Bancorp, Inc.*
40 602
First National Corp.
20 600
LCNB Corp.
34 598
Ares Commercial Real Estate
Corp.
132 594
Oportun Financial Corp.*
104 594
TPG Mortgage Investment
Trust, Inc. REIT
74 586
National Bankshares, Inc.
16 581
Legacy Housing Corp.*
22 578
Blue Ridge Bankshares, Inc.
163 575
Velocity Financial, Inc.*
31 572
Bakkt, Inc. — Class A*
73 570
American Integrity Insurance
Group, Inc.
30 565
Kingsway Corp.*
54 563
C&F Financial Corp.
7 560
Claros Mortgage Trust, Inc.
REIT*
238 559
Ategrity Specialty Holdings
LLC*
23 553
Kingstone Companies, Inc.
29 552
Sky Harbour Group
Corp. — Class A*
56 551
Better Home & Finance
Holding Co. — Class A*
20 550
Hawthorn Bancshares, Inc.
14 550
Bank7 Corp.
11 538
Citizens Community Bancorp,
Inc.
23 538
CoastalSouth Bancshares,
Inc.
20 537

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
96 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
FINANCIAL - 12.0% (continued)
Virginia National Bankshares
Corp.
12 $ 533
First Internet Bancorp
19 528
First Capital, Inc.
8 517
Community Bancorp
13 508
Seaport Entertainment Group,
Inc.*
19 505
Chicago Atlantic Real Estate
Finance, Inc. REIT
47 504
SITE Centers Corp. REIT
126 500
Eagle Financial Services, Inc.
12 498
Princeton Bancorp, Inc.
13 493
NexPoint Diversified Real
Estate Trust REIT
93 483
Meridian Corp.
24 481
Peoples Bancorp of North
Carolina, Inc.
11 474
Seven Hills Realty Trust REIT
55 464
Crawford & Co. — Class A
41 462
B Riley Financial, Inc.*
57 458
CB Financial Services, Inc.
12 455
Eagle Bancorp Montana, Inc.
19 455
RE/MAX Holdings,
Inc. — Class A*
46 454
OP Bancorp
30 450
AlTi Global, Inc.*
124 448
Pioneer Bancorp, Inc.*
26 444
BCB Bancorp, Inc.
40 429
Medallion Financial Corp.
42 429
CF Bankshares, Inc.
(a)
13 426
Modiv Industrial, Inc. REIT
24 418
NET Lease Office Properties
REIT
37 412
James River Group Holdings,
Inc.
93 409
Landmark Bancorp, Inc.
13 399
MainStreet Bancshares, Inc.
16 395
Ohio Valley Banc Corp.
9 391
Security National Financial
Corp. — Class A*
40 388
BRT Apartments Corp. REIT
25 384
Orion Properties, Inc. REIT
133 384
Angel Oak Mortgage REIT,
Inc. REIT
42 381
ECB Bancorp, Inc.*
18 361
BV Financial, Inc.*
17 360
loanDepot, Inc. — Class A*
282 353
Finwise Bancorp*
24 348
Westwood Holdings Group,
Inc.
18 345
Exzeo Group, Inc.*
20 337
SR Bancorp, Inc.
17 335
Richmond Mutual BanCorp,
Inc.
21 333
Douglas Elliman, Inc.*
181 320
Braemar Hotels & Resorts,
Inc. REIT
146 315
Chain Bridge Bancorp,
Inc. — Class A*
7 294
Maui Land & Pineapple
Company, Inc.*
16 284
Nexpoint Real Estate
Finance, Inc. REIT
18 279
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
FINANCIAL - 12.0% (continued)
Finance Of America
Companies, Inc. — Class
A*
,(a)
10 $ 275
Strawberry Fields REIT, Inc.
REIT
20 275
NI Holdings, Inc.*
17 267
Hanover Bancorp, Inc.
11 257
ACRES Commercial Realty
Corp. REIT*
14 249
Consumer Portfolio Services,
Inc.*
23 221
Rhinebeck Bancorp, Inc.*
12 208
Roadzen, Inc.*
114 166
Silvercrest Asset Management
Group, Inc. — Class A
15 152
First Guaranty Bancshares,
Inc.
15 151
Transcontinental Realty
Investors, Inc.*
3 138
American Realty Investors,
Inc.*
3 67
Total Financial 1,945,646
INDUSTRIAL - 6.9%
Moog, Inc. — Class A
71 30,093
Argan, Inc.
34 27,151
ESCO Technologies, Inc.
66 23,103
EnerSys
92 21,511
Terex Corp.
285 20,631
Plexus Corp.*
67 20,145
Enpro, Inc.
53 19,977
MYR Group, Inc.*
,(a)
39 19,516
Federal Signal Corp.
151 19,402
JBT Marel Corp.
(a)
132 19,140
Zurn Elkay Water Solutions
Corp.
375 18,949
Fluor Corp.*
356 18,651
Granite Construction, Inc.
(a)
111 17,547
Mercury Systems, Inc.*
140 17,126
Vishay Intertechnology, Inc.
(a)
306 16,457
GATX Corp.
89 15,770
Materion Corp.
52 15,464
Casella Waste Systems,
Inc. — Class A*
158 15,321
Joby Aviation, Inc.*
,(a)
1,679 14,977
Matson, Inc.
76 14,609
Novanta, Inc.*
90 14,602
Construction Partners,
Inc. — Class A*
120 14,252
AAR Corp.*
99 14,150
Frontdoor, Inc.*
178 13,811
UFP Industries, Inc.
142 12,885
Knife River Corp.*
144 12,046
CECO Environmental Corp.*
131 11,887
Belden, Inc.
98 11,751
AZZ, Inc.
75 11,629
RXO, Inc.*
416 11,477
CSW Industrials, Inc.
40 11,132
Xometry, Inc. — Class A*
115 11,100
Badger Meter, Inc.
(a)
74 10,980
Mirion Technologies,
Inc. — Class A*
,(a)
600 10,758
Standex International Corp.
30 10,730

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
| 97
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
INDUSTRIAL - 6.9% (continued)
Atmus Filtration Technologies,
Inc.
207 $ 10,555
Franklin Electric Company,
Inc.
95 10,183
Mueller Water Products,
Inc. — Class A
390 10,074
Bel Fuse, Inc. — Class B
30 9,991
Ondas, Inc.*
,(a)
1,209 9,962
Ichor Holdings Ltd.*
87 9,768
nLight, Inc.*
138 9,608
Itron, Inc.*
,(a)
111 9,605
Tutor Perini Corp.
114 9,459
Kadant, Inc.
(a)
30 9,427
Griffon Corp.
96 9,363
Cactus, Inc. — Class A
175 8,965
Knowles Corp.*
213 8,835
Benchmark Electronics, Inc.
89 8,782
OSI Systems, Inc.*
,(a)
40 8,748
Avient Corp.
231 8,538
NuScale Power Corp.*
,(a)
807 8,094
International Seaways, Inc.
104 7,965
Scorpio Tankers, Inc.
115 7,965
Archer Aviation, Inc. — Class
A*
1,670 7,899
ArcBest Corp.
55 7,895
Helios Technologies, Inc.
83 7,408
Exponent, Inc.
122 7,169
Boise Cascade Co.
(a)
90 6,987
Trinity Industries, Inc.
(a)
200 6,916
Intuitive Machines,
Inc. — Class A*
,(a)
317 6,781
Kennametal, Inc.
192 6,730
Centuri Holdings, Inc.*
219 6,623
Hub Group, Inc. — Class A
150 6,568
Werner Enterprises, Inc.
150 6,541
Astronics Corp.*
80 6,501
Ducommun, Inc.*
35 6,482
Atkore, Inc.
85 6,463
DHT Holdings, Inc.
365 6,033
Redwire Corp.*
485 5,932
Firefly Aerospace, Inc.*
198 5,821
DXP Enterprises, Inc.*
32 5,400
Albany International
Corp. — Class A
72 5,364
Masterbrand, Inc.*
504 5,186
Proto Labs, Inc.*
60 4,891
Gorman-Rupp Co.
53 4,862
American Superconductor
Corp.*
117 4,857
Amprius Technologies, Inc.*
341 4,726
Babcock & Wilcox
Enterprises, Inc.*
332 4,681
CTS Corp.
71 4,628
Enerpac Tool Group
Corp. — Class A
129 4,626
Greif, Inc. — Class A
61 4,544
Alamo Group, Inc.
26 4,277
Worthington Enterprises, Inc.
78 4,193
Hillman Solutions Corp.*
494 4,169
Voyager Technologies,
Inc. — Class A*
,(a)
129 4,160
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
INDUSTRIAL - 6.9% (continued)
World Kinect Corp.
(a)
125 $ 4,117
Teekay Tankers Ltd. — Class
A
61 3,957
Cardinal Infrastructure Group,
Inc. — Class A*
42 3,956
Tennant Co.
(a)
44 3,852
Allient, Inc.
37 3,808
Greenbrier Companies, Inc.
(a)
77 3,774
O-I Glass, Inc.*
386 3,717
NWPX Infrastructure, Inc.*
24 3,599
Astec Industries, Inc.
58 3,549
Gibraltar Industries, Inc.*
75 3,383
Graham Corp.*
27 3,342
Myers Industries, Inc.
94 3,319
Energizer Holdings, Inc.
(a)
154 3,302
Napco Security Technologies,
Inc.
86 3,266
Dorian LPG Ltd.
93 3,235
Lindsay Corp.
26 3,219
SFL Corporation Ltd. — Class
B
308 3,142
TriMas Corp.
68 3,062
Enovix Corp.*
492 2,986
Tecnoglass, Inc.
63 2,949
Red Cat Holdings, Inc.*
,(a)
276 2,939
PureCycle Technologies, Inc.*
361 2,928
Nordic American Tankers Ltd.
510 2,825
Worthington Steel, Inc.
83 2,787
Ryerson Holding Corp.
112 2,756
Marten Transport Ltd.
147 2,550
Unusual Machines, Inc.*
113 2,520
Apogee Enterprises, Inc.
53 2,424
Evolv Technologies Holdings,
Inc.*
407 2,361
NANO Nuclear Energy, Inc.*
,(a)
108 2,283
Cadre Holdings, Inc.
78 2,224
FLEX LNG Ltd.
79 2,217
LSI Industries, Inc.
83 2,206
Limbach Holdings, Inc.*
28 2,156
Willis Lease Finance Corp.
(a)
9 2,059
Genco Shipping & Trading
Ltd.
81 2,007
Kopin Corp.*
434 1,944
CryoPort, Inc.*
123 1,931
Janus International Group,
Inc.*
331 1,837
Park Aerospace Corp.
46 1,755
National Presto Industries,
Inc.
14 1,750
Onterris, Inc.*
,(a)
85 1,718
Navigator Holdings Ltd.
92 1,714
Metallus, Inc.*
91 1,701
Covenant Logistics Group,
Inc. — Class A
38 1,679
Smith & Wesson Brands, Inc.
111 1,669
Ardagh Metal Packaging S.A.
351 1,664
Orion Group Holdings, Inc.*
97 1,632
LSB Industries, Inc.*
149 1,611
Costamare, Inc.
112 1,570
Kimball Electronics, Inc.*
60 1,536
Eastman Kodak Co.*
160 1,480

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
98 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
INDUSTRIAL - 6.9% (continued)
Heartland Express, Inc.
96 $ 1,461
TAT Technologies Ltd.*
30 1,447
Enviri Corp.*
65 1,427
Insteel Industries, Inc.
47 1,419
Beta Technologies,
Inc. — Class A*
84 1,407
Teekay Corp. Ltd.
139 1,390
Mayville Engineering
Company, Inc.*
36 1,349
Mesa Laboratories, Inc.
13 1,294
Sturm Ruger & Company, Inc.
34 1,287
NVE Corp.
12 1,255
Ardmore Shipping Corp.
89 1,247
Manitowoc Company, Inc.*
88 1,222
Luxfer Holdings plc
67 1,209
Titan America S.A.
63 1,176
Aebi Schmidt Holding AG
93 1,167
Bel Fuse, Inc. — Class A
4 1,165
Energy Recovery, Inc.*
129 1,164
York Space Systems, Inc.*
,(a)
47 1,157
Greif, Inc. — Class B
12 1,122
L B Foster Co. — Class A*
24 1,084
Columbus McKinnon Corp.
71 1,074
Aspen Aerogels, Inc.*
168 1,065
Bowman Consulting Group
Ltd.*
36 1,051
M-Tron Industries, Inc.*
10 992
Hyster-Yale, Inc.
28 982
Richtech Robotics,
Inc. — Class B*
463 977
Himalaya Shipping Ltd.
73 975
Park-Ohio Holdings Corp.
25 961
Aevex Corp. — Class A*
45 940
Ranpak Holdings
Corp. — Class A*
121 885
Safe Bulkers, Inc.
137 864
Radiant Logistics, Inc.*
90 851
Latham Group, Inc.*
128 828
Power Solutions International,
Inc.*
21 817
Forward Air Corp.*
57 770
Mistras Group, Inc.*
44 769
TSS, Inc.*
61 750
Lightbridge Corp.*
85 747
Karat Packaging, Inc.
21 703
Virgin Galactic Holdings,
Inc.*
,(a)
239 691
Energy Services of America
Corp.
35 677
Twin Disc, Inc.
29 673
Innovative Solutions and
Support, Inc.*
37 666
Perma-Fix Environmental
Services, Inc.*
44 629
Concrete Pumping Holdings,
Inc.*
52 627
908 Devices, Inc.*
72 626
Eve Holding, Inc.*
246 617
Clearwater Paper Corp.*
39 612
Outdoor Holding Co.*
267 609
AerSale Corp.*
92 581
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
INDUSTRIAL - 6.9% (continued)
Pangaea Logistics Solutions
Ltd.
89 $ 579
Tredegar Corp.*
69 549
Palladyne AI Corp.*
90 547
Sight Sciences, Inc.*
97 526
Pure Cycle Corp.*
49 525
SmartRent, Inc.*
424 505
Stoneridge, Inc.*
69 505
Core Molding Technologies,
Inc.*
21 496
Elmet Group Co.*
25 493
Perma-Pipe International
Holdings, Inc.*
18 490
Taylor Devices, Inc.*
8 469
Turtle Beach Corp.*
37 461
AirJoule Technologies Corp.*
81 449
Proficient Auto Logistics, Inc.*
61 415
AIRO Group Holdings, Inc.*
55 406
Espey Mfg. & Electronics
Corp.
6 404
Starfighters Space, Inc.*
76 404
Gencor Industries, Inc.*
26 388
Costamare Bulkers Holdings
Ltd.*
21 369
FreightCar America, Inc.*
37 360
ChargePoint Holdings, Inc.*
60 355
Ampco-Pittsburgh Corp.*
40 346
Energous Corp.*
13 313
Pro-Dex, Inc.*
5 293
Omega Flex, Inc.
9 283
Universal Logistics Holdings,
Inc.
(a)
18 266
Innovate Corp.*
14 261
GoPro, Inc. — Class A*
333 259
GrafTech International Ltd.*
42 248
Syntec Optics Holdings, Inc.*
17 212
Smith-Midland Corp.*
7 203
Net Power, Inc.*
105 175
PAMT CORP*
12 168
NLI Holdings, Inc.
21 125
Shimmick Corp.*
13 59
LanzaTech Global, Inc.*
4 27
Total Industrial 1,128,288
CONSUMER, CYCLICAL - 5.2%
FirstCash Holdings, Inc.
102 22,065
Brinker International, Inc.*
108 18,144
Taylor Morrison Home
Corp. — Class A*
236 16,931
VSE Corp.
70 15,995
Garrett Motion, Inc.
433 15,688
Life Time Group Holdings,
Inc.*
363 14,825
Victoria's Secret & Co.*
175 14,609
Meritage Homes Corp.
165 13,835
Installed Building Products,
Inc.
(a)
59 13,561
PriceSmart, Inc.
65 12,697
Boot Barn Holdings, Inc.*
77 12,649
Champion Homes, Inc.*
138 12,161
Cavco Industries, Inc.*
19 11,673
Kontoor Brands, Inc.
138 11,501

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
| 99
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, CYCLICAL - 5.2% (continued)
Rush Enterprises,
Inc. — Class A
153 $ 11,167
OPENLANE, Inc.*
265 10,929
Resideo Technologies, Inc.*
341 10,605
M/I Homes, Inc.*
,(a)
64 10,291
Urban Outfitters, Inc.*
144 10,204
Abercrombie & Fitch
Co. — Class A*
,(a)
111 9,991
Asbury Automotive Group,
Inc.*
49 9,853
SkyWest, Inc.*
99 9,834
UniFirst Corp.
37 9,785
KB Home
(a)
152 9,514
Advance Auto Parts, Inc.
152 9,457
Polaris, Inc.
136 9,308
Cheesecake Factory, Inc.
117 9,306
Dorman Products, Inc.*
67 9,142
Signet Jewelers Ltd.
98 8,448
Group 1 Automotive, Inc.
29 8,444
Cinemark Holdings, Inc.
264 8,377
Acushnet Holdings Corp.
69 8,179
Madison Square
Garden Entertainment
Corp. — Class A*
99 8,008
Warby Parker, Inc. — Class
A*
,(a)
257 7,797
Red Rock Resorts,
Inc. — Class A
(a)
119 7,742
Steven Madden Ltd.
182 7,662
Academy Sports & Outdoors,
Inc.
(a)
162 7,635
Phinia, Inc.
92 7,578
Lionsgate Studios Corp.*
493 7,548
Versigent plc*
179 7,520
Dana, Inc.
275 7,483
Rush Street Interactive,
Inc. — Class A*
251 7,465
Hilton Grand Vacations, Inc.*
141 7,384
HNI Corp.
179 7,233
Patrick Industries, Inc.
(a)
80 7,182
Allegiant Travel Co.*
61 7,174
Marriott Vacations Worldwide
Corp.
70 7,132
OneSpaWorld Holdings Ltd.
249 7,032
Penn Entertainment, Inc.*
320 6,835
American Eagle Outfitters,
Inc.
394 6,777
Visteon Corp.
67 6,647
Callaway Golf Co.*
350 6,576
Newell Brands, Inc.
1,066 6,545
RH*
39 6,424
Atlanta Braves Holdings,
Inc. — Class C*
123 6,384
Harley-Davidson, Inc.
261 6,384
LCI Industries
60 6,353
Blue Bird Corp.*
79 6,238
Green Brick Partners, Inc.*
76 6,083
Peloton Interactive,
Inc. — Class A*
1,013 5,987
Capri Holdings Ltd.*
298 5,534
Super Group SGHC Ltd.
407 5,515
Shake Shack, Inc. — Class A*
98 5,490
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, CYCLICAL - 5.2% (continued)
Interface, Inc. — Class A
145 $ 5,197
Six Flags Entertainment
Corp.*
240 5,112
Kohl's Corp.
274 4,855
Central Garden & Pet
Co. — Class A*
125 4,846
JetBlue Airways Corp.*
,(a)
845 4,842
Goodyear Tire & Rubber Co.*
699 4,613
IMAX Corp.*
114 4,544
Century Communities, Inc.
(a)
63 4,515
Sonos, Inc.*
301 4,072
La-Z-Boy, Inc.
101 4,052
Leggett & Platt, Inc.
339 3,970
Monarch Casino & Resort,
Inc.
30 3,948
National Vision Holdings,
Inc.*
,(a)
197 3,745
Carter's, Inc.
90 3,704
Adient plc*
197 3,621
Lindblad Expeditions
Holdings, Inc.*
124 3,502
Millerknoll, Inc.
171 3,499
Buckle, Inc.
81 3,418
Sally Beauty Holdings, Inc.*
241 3,408
Wolverine World Wide, Inc.
206 3,405
Winmark Corp.
(a)
8 3,385
Wendy's Co.
(a)
403 3,341
LGI Homes, Inc.*
,(a)
52 3,311
Dauch Corp.*
588 3,187
Douglas Dynamics, Inc.
58 3,129
XPEL, Inc.*
63 3,125
G-III Apparel Group Ltd.
91 3,068
Under Armour, Inc. — Class
A*
,(a)
478 3,054
Papa John's International, Inc.
82 3,015
Cracker Barrel Old Country
Store, Inc.
56 2,985
Global Business Travel Group
I*
313 2,939
AMC Entertainment Holdings,
Inc. — Class A*
1,543 2,932
BJ's Restaurants, Inc.*
48 2,915
Pursuit Attractions and
Hospitality, Inc.*
52 2,910
Alliance Laundry Holdings,
Inc.*
,(a)
109 2,891
Under Armour, Inc. — Class
C*
464 2,886
ScanSource, Inc.*
54 2,813
Brightstar Lottery plc
243 2,605
Gentherm, Inc.*
76 2,592
Sonic Automotive,
Inc. — Class A
30 2,544
indie Semiconductor,
Inc. — Class A*
,(a)
531 2,384
United Parks & Resorts,
Inc.*
,(a)
49 2,339
Sweetgreen, Inc. — Class A*
263 2,317
Winnebago Industries, Inc.
(a)
69 2,156
Lucid Group, Inc.*
,(a)
316 2,114
Standard Motor Products, Inc.
54 2,104
Gold.com, Inc.
49 2,039

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
100 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, CYCLICAL - 5.2% (continued)
First Watch Restaurant
Group, Inc.*
154 $ 1,985
Aeva Technologies, Inc.*
69 1,982
PC Connection, Inc.
27 1,971
Bloomin' Brands, Inc.
214 1,956
Daktronics, Inc.*
99 1,936
MarineMax, Inc.*
50 1,831
Fox Factory Holding Corp.*
106 1,796
ThredUp, Inc. — Class A*
261 1,788
Sabre Corp.*
845 1,766
Rush Enterprises,
Inc. — Class B
(a)
23 1,759
Beazer Homes USA, Inc.*
62 1,739
Hovnanian Enterprises,
Inc. — Class A*
12 1,709
Hyliion Holdings Corp.*
317 1,652
Methode Electronics, Inc.
87 1,650
Accel Entertainment,
Inc. — Class A*
129 1,627
Forestar Group, Inc.*
,(a)
49 1,551
Movado Group, Inc.
38 1,494
Arko Corp.
(a)
184 1,477
Ermenegildo Zegna N.V.
113 1,471
XMAX, Inc.*
152 1,382
Miller Industries, Inc.
27 1,381
Malibu Boats, Inc. — Class A*
50 1,371
Wabash National Corp.
99 1,336
Ethan Allen Interiors, Inc.
59 1,318
Marcus Corp.
56 1,314
Solid Power, Inc.*
,(a)
503 1,303
Global Industrial Co.
37 1,238
Falcon's Beyond Global,
Inc. — Class A*
69 1,236
Oxford Industries, Inc.
35 1,220
Dream Finders Homes,
Inc. — Class A*
,(a)
70 1,208
El Pollo Loco Holdings, Inc.*
71 1,204
MasterCraft Boat Holdings,
Inc.*
46 1,188
BlueLinx Holdings, Inc.*
19 1,176
Camping World Holdings,
Inc. — Class A
153 1,167
Cooper-Standard Holdings,
Inc.*
43 1,163
Frontier Group Holdings,
Inc.*
,(a)
147 1,163
Titan Machinery, Inc.*
53 1,119
Dine Brands Global, Inc.
(a)
31 1,113
Arhaus, Inc. — Class A
131 1,103
Caleres, Inc.
83 1,027
Titan International, Inc.*
132 1,018
Kura Sushi USA, Inc. — Class
A*
17 978
Atlanta Braves Holdings,
Inc. — Class A*
,(a)
17 957
Savers Value Village, Inc.*
93 938
Xperi, Inc.*
114 938
Central Garden & Pet Co.*
21 931
Build-A-Bear Workshop, Inc.
30 918
Haverty Furniture Companies,
Inc.
34 868
Starz Entertainment Corp.*
30 866
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, CYCLICAL - 5.2% (continued)
Biglari Holdings, Inc. — Class
B*
,(a)
2 $ 852
Clean Energy Fuels Corp.*
407 834
Strattec Security Corp.*
10 814
Genesco, Inc.*
24 810
Portillo's, Inc. — Class A*
167 792
Yesway, Inc. — Class A*
39 792
Bob's Discount Furniture,
Inc.*
49 775
Dave & Buster's
Entertainment, Inc.*
68 775
Rocky Brands, Inc.
18 742
Johnson Outdoors,
Inc. — Class A
16 737
Republic Airways Holdings,
Inc.*
35 735
Krispy Kreme, Inc.*
199 702
Jack in the Box, Inc.*
44 696
Citi Trends, Inc.*
12 694
Shoe Station Group, Inc.
46 682
EVgo, Inc. — Class A*
338 646
Nu Skin Enterprises,
Inc. — Class A
121 639
Petco Health & Wellness
Company, Inc. — Class A*
229 623
Funko, Inc. — Class A*
105 617
Microvast Holdings, Inc.*
524 613
Xponential Fitness,
Inc. — Class A*
88 609
Webtoon Entertainment, Inc.*
53 605
SES AI Corp.*
624 599
Flexsteel Industries, Inc.
8 596
Weyco Group, Inc.
15 590
Zumiez, Inc.*
33 587
Lovesac Co.*
35 584
Fossil Group, Inc.*
135 559
JAKKS Pacific, Inc.
23 535
Hudson Technologies, Inc.*
92 528
Inspired Entertainment, Inc.*
63 520
Barnes & Noble Education,
Inc.*
41 515
Designer Brands,
Inc. — Class A
86 501
Holley, Inc.*
194 495
Envela Corp.*
17 491
Motorcar Parts of America,
Inc.*
32 490
Reservoir Media, Inc.*
49 485
RCI Hospitality Holdings,
Inc.
(a)
17 464
Hamilton Beach Brands
Holding Co. — Class A
18 415
Escalade, Inc.
21 394
Black Rock Coffee Bar,
Inc. — Class A*
44 365
Commercial Vehicle Group,
Inc.*
77 356
Superior Group of
Companies, Inc.
27 354
Bally's Corp.*
25 343
OneWater Marine,
Inc. — Class A*
29 327
J Jill, Inc.
17 270

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
| 101
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
CONSUMER, CYCLICAL - 5.2% (continued)
Venu Holding Corp.*
119 $ 270
RideNow Group, Inc.*
39 260
Lifetime Brands, Inc.
30 256
Tron, Inc.*
128 206
EVI Industries, Inc.
13 192
Playboy, Inc.*
144 176
Torrid Holdings, Inc.*
85 159
Comstock Holding
Companies, Inc.*
9 144
OPAL Fuels, Inc. — Class A*
54 119
Wheels Up Experience, Inc.*
13 117
CompX International, Inc.
4 100
flyExclusive, Inc.*
35 70
Rent the Runway,
Inc. — Class A*
21 66
Livewire Group, Inc.*
31 35
Total Consumer, Cyclical 847,062
TECHNOLOGY - 4.8%
MaxLinear, Inc.*
215 27,526
JFrog Ltd.*
271 24,628
D-Wave Quantum, Inc.*
915 21,951
Silicon Laboratories, Inc.*
82 17,922
Kulicke & Soffa Industries,
Inc.
129 17,255
ACM Research, Inc. — Class
A*
134 17,003
Rigetti Computing, Inc.*
,(a)
831 16,055
Ultra Clean Holdings, Inc.*
,(a)
111 15,827
Commvault Systems, Inc.*
111 15,732
Axcelis Technologies, Inc.*
78 14,777
Clear Secure, Inc. — Class A
236 13,152
ACI Worldwide, Inc.*
255 12,824
Diodes, Inc.*
114 12,476
Qualys, Inc.*
90 12,374
Alignment Healthcare, Inc.*
,(a)
506 12,048
Synaptics, Inc.*
,(a)
96 11,926
Varonis Systems,
Inc. — Class B*
283 11,875
Power Integrations, Inc.
(a)
139 11,643
Veeco Instruments, Inc.*
,(a)
149 11,294
AXT, Inc.*
155 11,172
Zeta Global Holdings
Corp. — Class A*
,(a)
563 11,080
ServiceTitan, Inc. — Class A*
152 10,748
Tenable Holdings, Inc.*
285 10,511
Impinj, Inc.*
,(a)
72 10,313
Ouster, Inc.*
155 9,691
Penguin Solutions, Inc.*
,(a)
125 9,501
Ambarella, Inc.*
106 9,095
Adeia, Inc.
276 9,089
Box, Inc. — Class A*
340 9,024
Insight Enterprises, Inc.*
71 8,648
Cohu, Inc.*
,(a)
116 8,574
Hinge Health, Inc. — Class A*
103 8,549
Teradata Corp.*
237 8,212
Navitas Semiconductor
Corp. — Class A*
455 8,154
NCR Atleos Corp.*
183 7,944
NetScout Systems, Inc.*
177 7,708
Maximus, Inc.
136 7,311
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
TECHNOLOGY - 4.8% (continued)
Aehr Test Systems*
76 $ 7,301
Fastly, Inc. — Class A*
,(a)
380 6,977
Digi International, Inc.*
93 6,970
Agilysys, Inc.*
65 6,792
SoundHound AI, Inc. — Class
A*
,(a)
991 6,412
Crane NXT Co.
(a)
125 6,395
Pitney Bowes, Inc.
362 6,342
Workiva, Inc. — Class A*
129 6,258
Innodata, Inc.*
79 5,971
Navan, Inc. — Class A*
258 5,900
HeartFlow, Inc.*
199 5,839
LiveRamp Holdings, Inc.*
155 5,834
PDF Solutions, Inc.*
82 5,805
Waystar Holding Corp.*
,(a)
277 5,687
V2X, Inc.*
73 5,443
Freshworks, Inc. — Class A*
532 5,384
SPS Commerce, Inc.*
92 5,260
Braze, Inc. — Class A*
,(a)
237 5,141
Quantum Computing, Inc.*
,(a)
511 4,957
Diebold Nixdorf, Inc.*
56 4,761
AvePoint, Inc.*
420 4,708
Bandwidth, Inc. — Class A*
74 4,684
Photronics, Inc.*
144 4,684
Vishay Precision Group,
Inc.*
,(a)
30 4,497
NextNav, Inc.*
,(a)
251 4,475
BigBear.ai Holdings, Inc.*
,(a)
1,211 4,444
nCino, Inc.*
266 4,349
Arteris, Inc.*
87 4,227
Ambiq Micro, Inc.*
46 4,062
Five9, Inc.*
190 4,051
Infleqtion, Inc.*
291 3,876
DoubleVerify Holdings, Inc.*
350 3,794
DXC Technology Co.*
427 3,779
Porch Group, Inc.*
242 3,640
Digital Turbine, Inc.*
280 3,612
Genius Sports Ltd.*
590 3,575
Progress Software Corp.*
,(a)
105 3,526
Intapp, Inc.*
139 3,504
Wolfspeed, Inc.*
72 3,474
BlackLine, Inc.*
123 3,453
CEVA, Inc.*
69 3,254
SkyWater Technology, Inc.*
93 3,238
C3.ai, Inc. — Class A*
,(a)
341 3,100
Globant S.A.*
107 3,097
ACV Auctions, Inc. — Class
A*
424 3,049
Alkami Technology, Inc.*
,(a)
168 3,044
Alpha & Omega
Semiconductor Ltd.*
61 2,887
NCR Voyix Corp.*
,(a)
350 2,859
Blackbaud, Inc.*
90 2,666
Life360, Inc.*
,(a)
47 2,602
Donnelley Financial Solutions,
Inc.*
62 2,601
Via Transportation,
Inc. — Class A*
,(a)
131 2,376
Concentrix Corp.
106 2,375
Schrodinger Incorporated/
United States*
143 2,324

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
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FUND
June 30, 2026
102 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
TECHNOLOGY - 4.8% (continued)
Appian Corp. — Class A*
99 $ 2,267
Mitek Systems, Inc.*
112 2,255
SHARPLINK, Inc.*
466 2,237
Vertex, Inc. — Class A*
180 2,066
Nutex Health, Inc.*
12 2,051
GigaCloud Technology,
Inc. — Class A*
63 1,991
PagerDuty, Inc.*
203 1,959
Omada Health, Inc.*
88 1,932
Talkspace, Inc.*
356 1,851
Amplitude, Inc. — Class A*
239 1,828
PAR Technology Corp.*
,(a)
104 1,812
Everforth, Inc.*
101 1,805
Daily Journal Corp.*
3 1,804
ZoomInfo Technologies,
Inc. — Class A*
610 1,787
Red Violet, Inc.*
28 1,784
Consensus Cloud Solutions,
Inc.*
45 1,717
Asana, Inc. — Class A*
,(a)
241 1,687
Evolent Health, Inc. — Class
A*
284 1,539
Rackspace Technology, Inc.*
228 1,489
Rapid7, Inc.*
165 1,336
OneSpan, Inc.
92 1,320
PubMatic, Inc. — Class A*
97 1,273
Phreesia, Inc.*
123 1,266
Cerence, Inc.*
111 1,256
I3 Verticals, Inc. — Class A*
,(a)
55 1,175
Everspin Technologies, Inc.*
48 1,161
Corsair Gaming, Inc.*
118 1,141
Whitefiber, Inc.*
28 1,088
3D Systems Corp.*
359 1,084
Sprout Social, Inc. — Class A*
135 1,019
One Stop Systems, Inc.*
56 1,018
Yext, Inc.*
215 1,004
Weave Communications,
Inc.*
,(a)
162 970
Climb Global Solutions, Inc.
41 952
Xerox Holdings Corp.
302 945
Grid Dynamics Holdings, Inc.*
164 931
SharonAI Holdings, Inc.*
11 931
Ibotta, Inc. — Class A*
25 854
Atomera, Inc.*
95 827
Claritev Corp. — Class A*
24 819
QuickLogic Corp.*
41 819
Simulations Plus, Inc.*
43 787
Blend Labs, Inc. — Class A*
456 780
Duos Technologies Group,
Inc.*
65 780
IBEX Holdings Ltd.*
25 759
Velo3D, Inc.*
41 720
TruBridge, Inc.*
27 708
Aeluma, Inc.*
32 707
Amtech Systems, Inc.*
29 669
Forward Industries, Inc.*
154 650
N-able, Inc.*
177 650
Telos Corp.*
139 639
GSI Technology, Inc.*
78 603
Unisys Corp.*
162 593
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
TECHNOLOGY - 4.8% (continued)
8x8, Inc.*
346 $ 592
Richardson Electronics Ltd.
(a)
31 589
McGraw Hill, Inc.*
62 587
Commerce.com, Inc.*
188 556
Cricut, Inc. — Class A
124 544
Viant Technology,
Inc. — Class A*
42 532
inTEST Corp.*
29 527
Rimini Street, Inc.*
123 524
Playtika Holding Corp.
140 521
Conduent, Inc.*
356 520
Vuzix Corp.*
172 499
Asure Software, Inc.*
60 476
Immersion Corp.
69 467
Gemini Space Station,
Inc. — Class A*
102 434
Silvaco Group, Inc.*
30 414
Swarmer, Inc.*
,(a)
9 399
EverCommerce, Inc.*
,(a)
35 352
Kaltura, Inc.*
227 295
Blaize Holdings, Inc.*
213 294
Domo, Inc. — Class B*
94 294
Veritone, Inc.*
209 286
ReposiTrak, Inc.
31 279
Digimarc Corp.*
33 271
CS Disco, Inc.*
70 265
eGain Corp.*
41 258
Carlsmed, Inc.*
21 218
Intellicheck, Inc.*
46 189
Brand Engagement Network,
Inc.*
11 188
ZenaTech, Inc.*
107 160
Total Technology 782,552
ENERGY - 2.7%
Kodiak Gas Services, Inc.
250 18,783
Archrock, Inc.
433 17,627
SM Energy Co.
(a)
604 15,764
Golar LNG Ltd.
244 12,161
Transocean Ltd.*
2,448 11,971
Noble Corporation plc
319 11,899
Magnolia Oil & Gas
Corp. — Class A
461 11,792
CNX Resources Corp.*
342 11,604
Murphy Oil Corp.
344 11,201
PBF Energy, Inc. — Class A
245 11,152
Warrior Met Coal, Inc.
132 10,713
Solaris Energy Infrastructure,
Inc. — Class A
(a)
132 10,621
Liberty Energy, Inc. — Class A
400 10,476
Valaris Ltd.*
143 10,382
Oceaneering International,
Inc.*
250 10,130
Core Natural Resources, Inc.
126 10,083
California Resources Corp.
182 9,622
Plug Power, Inc.*
,(a)
3,391 9,190
Tidewater, Inc.*
124 8,262
Patterson-UTI Energy, Inc.
872 8,005
Helmerich & Payne, Inc.
244 7,989
Sunrun, Inc.*
579 7,747
Delek US Holdings, Inc.
151 7,672

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
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June 30, 2026
| 103
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A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
ENERGY - 2.7% (continued)
Peabody Energy Corp.
307 $ 7,098
Par Pacific Holdings, Inc.*
,(a)
122 6,842
Gulfport Energy Corp.*
39 6,618
Crescent Energy Co. — Class
A
644 6,324
Kinetik Holdings, Inc. — Class
A
128 6,188
DNOW, Inc.*
466 6,044
Seadrill Ltd.*
158 5,976
Select Water Solutions,
Inc. — Class A
282 5,634
Eos Energy Enterprises, Inc.*
854 5,022
FuelCell Energy, Inc.*
134 4,825
Northern Oil & Gas, Inc.
(a)
261 4,737
National Energy Services
Reunited Corp.*
152 4,549
Alpha Metallurgical
Resources, Inc.*
27 4,453
Fluence Energy, Inc. — Class
A*
217 4,314
T1 Energy, Inc.*
,(a)
444 4,209
Shoals Technologies Group,
Inc. — Class A*
423 4,188
Talos Energy, Inc.*
317 4,092
TETRA Technologies, Inc.*
323 3,660
ProPetro Holding Corp.*
248 3,556
Atlas Energy Solutions, Inc.
205 3,405
REX American Resources
Corp.*
73 3,296
NextDecade Corp.*
418 3,152
Kosmos Energy Ltd.*
1,474 3,110
Helix Energy Solutions Group,
Inc.*
349 3,050
Expro Group Holdings N.V.*
206 3,043
Nabors Industries Ltd.*
36 3,024
Array Technologies, Inc.*
,(a)
383 2,838
Innovex International, Inc.*
114 2,827
Bristow Group, Inc.
66 2,727
Green Plains, Inc.*
,(a)
172 2,645
Comstock Resources, Inc.*
,(a)
176 2,626
Borr Drilling Ltd.*
592 2,445
Diversified Energy Co.
(a)
176 2,439
Excelerate Energy,
Inc. — Class A
(a)
60 2,279
BKV Corp.*
,(a)
80 2,189
CVR Energy, Inc.
74 2,038
Canadian Solar, Inc.*
121 1,938
Flowco Holdings,
Inc. — Class A
89 1,899
ASP Isotopes, Inc.*
289 1,798
SunCoke Energy, Inc.
214 1,723
Energy Vault Holdings, Inc.*
343 1,616
Hallador Energy Co.*
87 1,513
RPC, Inc.
253 1,475
Ramaco Resources,
Inc. — Class A*
109 1,442
Forum Energy Technologies,
Inc.*
27 1,356
Core Laboratories, Inc.
(a)
115 1,340
VAALCO Energy, Inc.
258 1,311
Vitesse Energy, Inc.
(a)
80 1,262
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
ENERGY - 2.7% (continued)
Riley Exploration Permian,
Inc.
38 $ 1,253
Natural Gas Services Group,
Inc.
29 1,251
Oil States International, Inc.*
142 1,137
SandRidge Energy, Inc.
80 1,096
Alto Ingredients, Inc.*
183 1,043
Sable Offshore Corp.*
,(a)
332 1,023
Matrix Service Co.*
68 932
Civeo Corp.*
26 910
Gevo, Inc.*
592 888
Flotek Industries, Inc.*
36 847
W&T Offshore, Inc.
243 765
Comstock, Inc.*
183 761
Ranger Energy Services,
Inc. — Class A
47 752
Summit Midstream Corp.*
22 627
Granite Ridge Resources, Inc.
140 617
ARKO Petroleum Corp.*
31 584
Infinity Natural Resources,
Inc. — Class A*
42 533
Ring Energy, Inc.*
475 513
NACCO Industries,
Inc. — Class A
10 501
American Resources Corp.*
220 473
HMH Holding, Inc. — Class
A*
,(a)
25 469
SEACOR Marine Holdings,
Inc.*
55 421
ProFrac Holding
Corp. — Class A*
72 418
HighPeak Energy, Inc.
57 398
Smart Sand, Inc.
75 376
Kolibri Global Energy, Inc.*
73 364
Amplify Energy Corp.*
88 350
PrimeEnergy Resources
Corp.*
2 334
Evolution Petroleum Corp.
80 294
FutureFuel Corp.
64 289
Epsilon Energy Ltd.
51 276
Montauk Renewables, Inc.*
170 265
Aemetis, Inc.*
161 264
Tigo Energy, Inc.*
96 224
Ramaco Resources,
Inc. — Class B
17 145
Toyo Company Ltd.*
20 139
PEDEVCO Corp.*
4 54
Total Energy 440,567
BASIC MATERIALS - 2.0%
Arcosa, Inc.
123 17,871
Commercial Metals Co.
(a)
280 17,570
SSR Mining, Inc.*
547 15,469
Balchem Corp.
81 13,685
Perimeter Solutions, Inc.*
377 13,440
Sensient Technologies Corp.
107 13,192
Uranium Energy Corp.*
,(a)
1,226 13,069
Cabot Corp.
(a)
129 11,716
Constellium SE — Class A*
336 10,708
USA Rare Earth, Inc.*
,(a)
481 10,380
Energy Fuels, Inc.*
624 9,048
HB Fuller Co.
138 8,044

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
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FUND
June 30, 2026
104 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
BASIC MATERIALS - 2.0% (continued)
Kaiser Aluminum Corp.
41 $ 8,021
Century Aluminum Co.*
,(a)
174 8,006
Chemours Co.
381 7,818
Centrus Energy
Corp. — Class A*
,(a)
46 7,722
Ashland, Inc.
115 7,577
Rogers Corp.*
45 7,368
Hawkins, Inc.
49 6,963
Ingevity Corp.*
88 6,571
Calumet, Inc.*
171 6,159
Minerals Technologies, Inc.
78 5,770
Quaker Chemical Corp.
35 5,560
Novagold Resources, Inc.*
864 5,158
Innospec, Inc.
62 5,046
Perpetua Resources Corp.*
213 4,422
Huntsman Corp.
416 4,418
Lightwave Logic, Inc.*
398 3,765
FMC Corp.
315 3,623
Ecovyst, Inc.*
273 3,399
Sylvamo Corp.
84 3,175
Hycroft Mining Holding
Corp. — Class A*
135 3,159
Stepan Co.
54 3,009
Ivanhoe Electric Incorporated
/ US*
301 2,893
United States Lime &
Minerals, Inc.
27 2,826
Oil-Dri Corporation of America
25 2,555
Compass Minerals
International, Inc.*
80 2,490
US Antimony Corp.*
,(a)
332 2,410
McEwen, Inc.*
130 2,357
REalloys, Inc.*
141 2,037
Koppers Holdings, Inc.
45 2,021
Tronox Holdings plc
294 1,852
Critical Metals Corp.*
168 1,722
NioCorp Developments Ltd.*
355 1,711
Elemental Royalty Corp.
88 1,537
AdvanSix, Inc.
66 1,312
Ur-Energy, Inc.*
943 1,283
Idaho Strategic Resources,
Inc.*
38 1,245
Dakota Gold Corp.*
289 1,231
Rayonier Advanced Materials,
Inc.*
154 1,210
Mativ Holdings, Inc.
136 1,030
Contango Silver & Gold Inc*
65 1,026
Magnera Corp.*
84 987
Ferroglobe plc
299 951
Orion S.A.
139 922
Intrepid Potash, Inc.*
28 918
American Battery Technology
Co.*
,(a)
321 908
Caledonia Mining Corporation
plc
42 802
Vox Royalty Corp.
155 733
Vista Gold Corp.*
358 684
Encore Energy Corp.*
483 633
US Gold Corp.*
36 552
Friedman Industries, Inc.
17 547
Gold Resource Corp.*
409 515
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
BASIC MATERIALS - 2.0% (continued)
Codexis, Inc.*
214 $ 484
Lifezone Metals Ltd.*
97 376
Kronos Worldwide, Inc.
55 348
Silver Bow Mining Corp.*
13 88
Valhi, Inc.
6 88
US Goldmining, Inc.*
7 57
Trinseo plc
80 —
Total Basic Materials 316,242
COMMUNICATIONS - 1.9%
Viasat, Inc.*
315 28,290
Hims & Hers Health, Inc.*
,(a)
535 18,549
Lumen Technologies, Inc.*
2,410 18,509
InterDigital, Inc.
65 18,404
Sphere Entertainment Co.*
,(a)
69 11,939
Opendoor Technologies, Inc.*
2,334 10,783
Extreme Networks, Inc.*
322 10,423
Telephone and Data Systems,
Inc.
248 9,179
Keel Infrastructure Corp.*
1,463 8,398
Q2 Holdings, Inc.*
157 7,552
Stubhub Holdings,
Inc. — Class A*
553 7,117
Vistance Networks, Inc.
551 7,042
Magnite, Inc.*
358 6,795
A10 Networks, Inc.
(a)
180 6,725
Cargurus, Inc.*
187 6,375
ePlus, Inc.
66 5,493
Calix, Inc.*
147 5,486
Uniti Group, Inc.*
424 4,863
Ziff Davis, Inc.*
,(a)
86 4,504
Harmonic, Inc.*
275 4,491
TripAdvisor, Inc.*
283 3,880
RealReal, Inc.*
,(a)
279 3,289
Yelp, Inc. — Class A*
133 3,261
Trump Media & Technology
Group Corp.*
404 3,127
USA TODAY Company, Inc.*
340 2,907
Anterix, Inc.*
,(a)
28 2,882
ADTRAN Holdings, Inc.*
,(a)
191 2,655
Liberty Latin America
Ltd. — Class C*
322 2,508
Upwork, Inc.*
298 2,491
Preformed Line Products Co.
6 2,463
Figs, Inc. — Class A*
236 2,414
IDT Corp. — Class B
41 2,385
Revolve Group, Inc.*
104 2,381
Clear Channel Outdoor
Holdings, Inc.*
969 2,345
BlackSky Technology,
Inc. — Class A*
83 2,317
Liquidity Services, Inc.*
59 2,308
Backblaze, Inc. — Class A*
145 2,300
LightPath Technologies,
Inc. — Class A*
137 2,240
Entravision Communications
Corp. — Class A
159 2,073
Pattern Group, Inc. — Class
A*
80 2,015
QuinStreet, Inc.*
137 2,007
Stagwell, Inc. — Class A*
259 1,924

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
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FUND
June 30, 2026
| 105
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
COMMUNICATIONS - 1.9% (continued)
Shenandoah
Telecommunications Co.
125 $ 1,885
Liberty Capital Corp. — Class
C*
83 1,790
RUM Group, Inc.*
,(a)
280 1,775
Scholastic Corp.
38 1,748
Cogent Communications
Holdings, Inc.
122 1,693
EverQuote, Inc. — Class A*
,(a)
70 1,665
HealthStream, Inc.
59 1,608
Taboola.com Ltd.*
316 1,580
NETGEAR, Inc.*
66 1,541
Sinclair, Inc.
105 1,496
Groupon, Inc.*
59 1,420
Sprinklr, Inc. — Class A*
275 1,419
Satellogic, Inc. — Class A*
236 1,350
Nextdoor Holdings, Inc.*
581 1,319
iHeartMedia, Inc. — Class
A*
,(a)
305 1,309
Cars.com, Inc.*
113 1,236
Ooma, Inc.*
64 1,230
Powerfleet Incorporated NJ*
317 1,214
Stitch Fix, Inc. — Class A*
291 1,196
Serve Robotics, Inc.*
,(a)
178 1,171
Frequency Electronics, Inc.*
,(a)
17 1,128
Clearfield, Inc.*
,(a)
28 1,114
Bed Bath & Beyond, Inc.*
185 1,071
MNTN, Inc. — Class A*
116 1,067
Newsmax, Inc.*
119 985
Optimum Communications,
Inc. — Class A*
660 957
MediaAlpha, Inc. — Class A*
76 955
Grindr, Inc.*
65 934
Shutterstock, Inc.
64 893
Gray Media, Inc.
220 873
Open Lending Corp.*
259 806
Bumble, Inc. — Class A*
251 803
AMC Global Media,
Inc. — Class A*
79 788
Boston Omaha Corp. — Class
A*
55 750
Cable One, Inc.*
13 691
BK Technologies Corp.*
8 688
Nexxen International Ltd.*
75 677
ATN International, Inc.
25 662
fuboTV, Inc. — Class A*
,(a)
71 653
Aviat Networks, Inc.*
,(a)
29 644
National CineMedia, Inc.
165 627
Gogo, Inc.*
199 617
ZipRecruiter, Inc. — Class A*
163 611
Liberty Latin America
Ltd. — Class A*
76 596
Sidus Space, Inc. — Class A*
204 573
Ribbon Communications, Inc.*
232 543
Spok Holdings, Inc.
52 533
Lantronix, Inc.*
88 518
Advantage Solutions, Inc.*
11 476
RF Industries Ltd.*
21 445
Angi, Inc. — Class A*
,(a)
73 434
Phoenix Education Partners,
Inc.
13 427
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
COMMUNICATIONS - 1.9% (continued)
LifeMD, Inc.*
99 $ 409
EW Scripps Co. — Class A*
143 396
Soluna Holdings, Inc.*
260 351
Crexendo, Inc.*
46 344
Thryv Holdings, Inc.*
84 331
Inseego Corp.*
30 310
KVH Industries, Inc.*
31 307
1stdibs.com, Inc.*
,(a)
59 289
CuriosityStream, Inc.
104 277
TechTarget, Inc.*
76 274
Lands' End, Inc.*
24 252
Tucows, Inc. — Class A*
17 229
1-800-Flowers.com,
Inc. — Class A*
56 195
Liberty Capital Corp.*
8 175
Lee Enterprises, Inc.*
16 143
KORE Group Holdings, Inc.*
14 129
Value Line, Inc.
2 81
WeShop Holdings
Ltd. — Class A*
3 23
Total Communications 314,788
UTILITIES - 1.3%
Ormat Technologies, Inc.
(a)
156 16,988
Southwest Gas Holdings, Inc.
183 16,229
Portland General Electric
Co.
(a)
293 15,186
TXNM Energy, Inc.
(a)
258 14,649
Black Hills Corp.
193 14,359
New Jersey Resources Corp.
255 14,290
ONE Gas, Inc.
158 12,177
Brookfield Infrastructure
Corp. — Class A
313 12,051
Spire, Inc.
147 11,479
Northwestern Energy Group,
Inc.
155 11,101
Otter Tail Corp.
(a)
97 8,728
Avista Corp.
208 8,509
American States Water Co.
99 8,180
MGE Energy, Inc.
93 7,583
Chesapeake Utilities Corp.
60 7,349
California Water Service
Group
151 7,346
Hawaiian Electric Industries,
Inc.*
,(a)
412 5,574
H2O America
88 5,348
Northwest Natural Holding
Co.
106 5,200
Middlesex Water Co.
46 2,583
Unitil Corp.
45 2,371
Ameresco, Inc. — Class A*
81 2,236
York Water Co.
41 1,257
Consolidated Water Company
Ltd.
38 1,121
Genie Energy Ltd. — Class B
52 752
RGC Resources, Inc.
(a)
21 502
Global Water Resources, Inc.
35 254
Total Utilities 213,402
REITS - 0.1%
Highwoods Properties, Inc.
277 8,355

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
106 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 49.1% (continued)
GOVERNMENT - 0.0%
Bladex, Inc.
74 $ 4,549
Total Common Stocks
(Cost $5,757,173) 7,975,572
PREFERRED STOCKS - 0.0%
COMMUNICATIONS - 0.0%
Liberty Latin America Ltd.
9.00%* 36 785
Total Preferred Stocks
(Cost $849) 785
RIGHTS - 0.0%
CONSUMER, NON-CYCLICAL - 0.0%
Akero Therapeutics, Inc.*
,(b)
164 —
Assertio Holdings, Inc.*
,(b)
429 —
Cartesian Therapeutics, Inc.*
,(b)
881 —
GTX, Inc. Contingent Rights*
,(b)
7 —
Sanofi S.A.
Expiring 06/30/32* 261 —
Tobira Therapeutics, Inc.*
,(b)
141 —
Total Consumer, Non-cyclical —
Total Rights
(Cost $271) —
EXCHANGE-TRADED FUNDS
(c)
- 23.5%
Vanguard Russell 2000 ETF
15,743 1,911,515
iShares Russell 2000 Index
ETF
6,356 1,909,660
Total Exchange-Traded Funds
(Cost $2,799,130) 3,821,175
A
A
A SHARES VALUE
MONEY MARKET FUNDS
(c)
- 0.4%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(d),(e)
63,468 $ 63,468
Total Money Market Funds
(Cost $63,468) 63,468
SECURITIES LENDING COLLATERAL
(c)
- 0.4%
MONEY MARKET FUNDS - 0.4%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(d)
70,745 70,745
Total Securities Lending Collateral
(Cost $70,745) 70,745
FACE
AMOUNT
REPURCHASE AGREEMENTS
(f)
- 23.9%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 1,946,687 1,946,687
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 1,946,593 1,946,593
Total Repurchase Agreements
(Cost $3,893,280) 3,893,280
Total Investments - 97.3%
(Cost $12,584,916) $ 15,825,025
Other Assets & Liabilities, net - 2.7% 434,009
Total Net Assets - 100.0% $ 16,259,034
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Value determined based on Level 3 inputs — See Note 3 .
(c)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)
Rate indicated is the 7-day yield as of June 30, 2026.
(e)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(f)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
Russell 2000 Index Mini Futures Contracts 2 Sep 2026 $ 304,490 $ 7,800
– –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
FUND
June 30, 2026
| 107
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements
BNP Paribas
Russell 2000
Index Pay
4.18% (Federal
Funds Rate +
0.55%) At Maturity 09/22/26 431 $ 1,303,105 $ 79,415
Barclays Bank
plc
Russell 2000
Index Pay
4.43% (SOFR +
0.75%) At Maturity 09/28/26 398 1,202,486 32,554
Goldman Sachs
International
Russell 2000
Index Pay
4.33% (Federal
Funds Rate +
0.70%) At Maturity 09/24/26 542 1,638,742 23,348
$ 4,144,333 $ 135,317
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 7,975,572 $ —
(a)
$ —
(a)
$ 7,975,572
Preferred Stocks 785 — — 785
Rights — —
(a)
—
(a)
—
Exchange-Traded Funds 3,821,175 — — 3,821,175
Money Market Funds 63,468 — — 63,468
Securities Lending Collateral 70,745 — — 70,745
Repurchase Agreements — 3,893,280 — 3,893,280
Equity Futures Contracts
(b)
7,800 — — 7,800
Equity Index Swap Agreements
(b)
— 135,317 — 135,317
Total Assets $ 11,939,545 $ 4,028,597 $ — $ 15,968,142
– – – –
(a)
Securities with a market value of $0.
(b)
Reported as unrealized appreciation/(depreciation) at period end.

108 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE RUSSELL 2000
®
STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS - 5 .5%
Guggenheim Ultra Short
Income ETF
(a)
1,458 $ 73,082
Total Exchange-Traded Funds
(Cost $71,109) 73,082
MUTUAL FUNDS - 25 .9%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
34,623 348,306
Total Mutual Funds
(Cost $338,509) 348,306
MONEY MARKET FUNDS
(b)
- 1 .5%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c),(d)
20,345 20,345
Total Money Market Funds
(Cost $20,345) 20,345
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(e)
- 59 .8%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 401,958 $ 401,958
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 401,939 401,939
Total Repurchase Agreements
(Cost $803,897) 803,897
Total Investments - 92.7%
(Cost $1,233,860) $ 1,245,630
Other Assets & Liabilities, net - 7.3% 98,025
Total Net Assets - 100.0% $ 1,343,655
(a)
Affiliated issuer.
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
(a)
Equity Futures Contracts Sold Short
Russell 2000 Index Mini Futures Contracts 1 Sep 2026 $ 152,245 $ (3,905)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International
Russell 2000
Index Receive
4.08% (Federal
Funds Rate +
0.45%) At Maturity 09/24/26 88 $ 265,750 $ (4,991)
BNP Paribas
Russell 2000
Index Receive
3.78% (Federal
Funds Rate +
0.15%) At Maturity 09/22/26 118 356,991 (15,459)
Barclays Bank
plc
Russell 2000
Index Receive
4.03% (SOFR +
0.35%) At Maturity 09/28/26 187 566,826 (22,202)
$ 1,189,567 $ (42,652)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE RUSSELL 2000
®
STRATEGY FUND
June 30, 2026
| 109
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 73,082 $ — $ — $ 73,082
Mutual Funds 348,306 — — 348,306
Money Market Funds 20,345 — — 20,345
Repurchase Agreements — 803,897 — 803,897
Total Assets $ 441,733 $ 803,897 $ — $ 1,245,630
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
(a)
$ 3,905 $ — $ — $ 3,905
Equity Index Swap Agreements
(a)
— 42,652 — 42,652
Total Liabilities $ 3,905 $ 42,652 $ — $ 46,557
(a)
Reported as unrealized appreciation/(depreciation) at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE RUSSELL 2000
®
STRATEGY FUND
June 30, 2026
110 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 71,129 $ (21) $ 1 $ 1,973 $ 73,082 1,458 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 347,960 — — — 346 348,306 34,623 3,796
Guggenheim Strategy
Fund II 343,145 — (341,129) 6,142 (8,158) — — 3,287
$ 691,105 $ 71,129 $ (341,150) $ 6,143 $ (5,839) $ 421,388 $ 7,083

| 111
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
NOVA FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 86 .1%
TECHNOLOGY - 30 .3%
NVIDIA Corp.
81,292 $ 16,265,716
Apple, Inc.
49,296 14,264,291
Microsoft Corp.
24,932 9,300,135
Broadcom, Inc.
15,891 6,002,825
Micron Technology, Inc.
3,785 4,368,988
Advanced Micro Devices,
Inc.*
5,473 3,179,320
Intel Corp.*
15,857 2,214,113
Applied Materials, Inc.
2,664 1,926,072
Lam Research Corp.
4,197 1,818,686
KLA Corp.
4,384 1,322,697
Sandisk Corp.*
497 1,130,044
Texas Instruments, Inc.
3,055 910,604
Palantir Technologies,
Inc. — Class A*
7,706 899,059
International Business
Machines Corp.
3,155 887,218
Marvell Technology, Inc.
2,939 875,499
Oracle Corp.
5,695 834,602
Western Digital Corp.
1,157 738,999
Seagate Technology Holdings
plc
753 726,645
QUALCOMM, Inc.
3,538 653,787
Crowdstrike Holdings,
Inc. — Class A*
854 651,722
Analog Devices, Inc.
1,639 650,962
Salesforce, Inc.
2,746 430,188
Dell Technologies,
Inc. — Class C
971 418,948
Cadence Design Systems,
Inc.*
926 347,546
ServiceNow, Inc.*
3,461 343,608
Fortinet, Inc.*
2,090 321,066
Datadog, Inc. — Class A*
1,110 289,000
Synopsys, Inc.*
643 286,823
Adobe, Inc.*
1,357 278,212
Accenture plc — Class A
2,061 256,471
Teradyne, Inc.
525 254,016
Intuit, Inc.
928 242,208
NXP Semiconductors N.V.
847 238,032
Monolithic Power Systems,
Inc.
165 228,089
Lumentum Holdings, Inc.*
261 223,954
Hewlett Packard Enterprise
Co.
4,453 200,875
Microchip Technology, Inc.
1,816 165,619
Electronic Arts, Inc.
756 155,010
Take-Two Interactive
Software, Inc.*
584 145,988
Autodesk, Inc.*
709 137,844
MSCI, Inc. — Class A
244 136,650
ON Semiconductor Corp.*
1,315 124,320
Roper Technologies, Inc.
339 114,714
Paychex, Inc.
1,082 106,393
NetApp, Inc.
662 102,451
Fair Isaac Corp.*
78 93,193
Veeva Systems, Inc. — Class
A*
504 89,445
Fiserv, Inc.*
1,790 87,799
Workday, Inc. — Class A*
684 83,735
Fidelity National Information
Services, Inc.
1,735 67,457
A
A
A SHARES VALUE
COMMON STOCKS - 86.1% (continued)
TECHNOLOGY - 30.3% (continued)
HP, Inc.
3,070 $ 67,356
Cognizant Technology
Solutions Corp. — Class A
1,590 61,581
Akamai Technologies, Inc.*
488 57,686
Super Micro Computer, Inc.*
1,889 55,404
Broadridge Financial
Solutions, Inc.
388 53,137
PTC, Inc.*
388 44,081
Leidos Holdings, Inc.
422 43,453
Zebra Technologies
Corp. — Class A*
160 42,122
Tyler Technologies, Inc.*
142 41,529
Skyworks Solutions, Inc.
505 34,239
Jack Henry & Associates, Inc.
238 32,782
Gartner, Inc.*
225 29,164
Total Technology 76,154,172
COMMUNICATIONS - 14 .0%
Amazon.com, Inc.*
32,855 7,830,661
Alphabet, Inc. — Class A
19,680 7,033,042
Alphabet, Inc. — Class C
15,863 5,604,874
Meta Platforms, Inc. — Class
A
7,371 4,152,011
Cisco Systems, Inc.
13,257 1,557,167
Netflix, Inc.*
14,133 1,009,096
Palo Alto Networks, Inc.*
2,722 928,256
Corning, Inc.
2,629 671,525
Verizon Communications, Inc.
14,015 593,395
Arista Networks, Inc.*
3,466 588,804
Walt Disney Co.
5,828 560,945
Uber Technologies, Inc.*
6,832 492,997
AT&T, Inc.
23,321 482,745
AppLovin Corp. — Class A*
903 465,253
Booking Holdings, Inc.
2,601 463,602
Comcast Corp. — Class A
11,958 293,569
Robinhood Markets,
Inc. — Class A*
2,655 266,243
T-Mobile US, Inc.
1,562 261,994
DoorDash, Inc. — Class A*
1,270 234,353
Ciena Corp.*
475 233,016
Motorola Solutions, Inc.
557 231,317
Warner Bros Discovery, Inc.*
8,318 221,758
Airbnb, Inc. — Class A*
1,403 200,769
eBay, Inc.
1,490 166,508
Expedia Group, Inc.
384 98,258
F5, Inc.*
189 78,616
Omnicom Group, Inc.
957 69,698
VeriSign, Inc.
275 69,179
CDW Corp.
429 60,335
EchoStar Corp. — Class A*
457 46,385
Gen Digital, Inc.
1,850 46,046
Charter Communications,
Inc. — Class A*
281 39,961
GoDaddy, Inc. — Class A*
444 37,687
Fox Corp. — Class A
670 34,947
News Corp. — Class A
1,225 30,417
FactSet Research Systems,
Inc.
122 28,070
Trade Desk, Inc. — Class A*
1,433 25,909
Fox Corp. — Class B
467 21,874
News Corp. — Class B
404 11,336

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
June 30, 2026
112 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 86.1% (continued)
COMMUNICATIONS - 14.0% (continued)
Paramount Skydance
Corp. — Class B
1,059 $ 10,442
Total Communications 35,253,060
CONSUMER, NON-CYCLICAL - 11 .1%
Eli Lilly & Co.
2,655 3,184,487
Johnson & Johnson
8,079 2,051,824
AbbVie, Inc.
5,930 1,492,225
UnitedHealth Group, Inc.
3,048 1,266,840
Procter & Gamble Co.
7,816 1,146,138
Merck & Company, Inc.
8,290 1,065,265
Coca-Cola Co.
12,997 1,056,266
Philip Morris International, Inc.
5,231 946,340
Amgen, Inc.
1,811 655,799
Thermo Fisher Scientific, Inc.
1,247 625,196
PepsiCo, Inc.
4,587 621,080
Abbott Laboratories
5,846 530,466
Gilead Sciences, Inc.
4,167 526,459
Intuitive Surgical, Inc.*
1,189 472,841
Pfizer, Inc.
19,129 460,626
CVS Health Corp.
4,282 442,973
Vertex Pharmaceuticals, Inc.*
852 423,214
S&P Global, Inc.
1,018 414,591
Altria Group, Inc.
5,605 403,280
Danaher Corp.
2,114 402,675
Bristol-Myers Squibb Co.
6,854 394,927
Stryker Corp.
1,158 364,585
Quanta Services, Inc.
504 362,900
Medtronic plc
4,309 337,093
McKesson Corp.
403 304,507
Automatic Data Processing,
Inc.
1,342 300,541
Elevance Health, Inc.
729 281,926
Mondelez International,
Inc. — Class A
4,308 249,175
Colgate-Palmolive Co.
2,686 246,252
Cigna Group
888 244,804
United Rentals, Inc.
210 237,907
Monster Beverage Corp.*
2,396 230,303
Moody's Corp.
504 228,272
Boston Scientific Corp.*
4,989 212,930
Regeneron Pharmaceuticals,
Inc.
335 208,886
HCA Healthcare, Inc.
521 203,133
Cintas Corp.
1,141 194,061
Corteva, Inc.
2,245 190,129
Cardinal Health, Inc.
786 186,722
Cencora, Inc.
653 184,786
Edwards Lifesciences Corp.*
1,933 174,859
Humana, Inc.
403 160,080
Keurig Dr Pepper, Inc.
4,566 149,445
Becton Dickinson & Co.
925 139,980
IDEXX Laboratories, Inc.*
265 139,507
Block, Inc.*
1,796 136,496
Sysco Corp.
1,605 134,146
PayPal Holdings, Inc.
2,961 127,856
Agilent Technologies, Inc.
949 126,056
Waters Corp.*
330 123,763
Archer-Daniels-Midland Co.
1,618 123,615
Kenvue, Inc.
6,444 123,145
Kimberly-Clark Corp.
1,114 122,284
A
A
A SHARES VALUE
COMMON STOCKS - 86.1% (continued)
CONSUMER, NON-CYCLICAL - 11.1% (continued)
IQVIA Holdings, Inc.*
560 $ 108,203
Biogen, Inc.*
496 107,166
Kroger Co.
1,904 105,729
Zoetis, Inc.
1,407 101,107
Centene Corp.*
1,574 101,035
GE HealthCare Technologies,
Inc.
1,527 97,743
ResMed, Inc.
487 94,907
Hershey Co.
498 87,374
Dexcom, Inc.*
1,295 87,218
West Pharmaceutical
Services, Inc.
237 85,083
Moderna, Inc.*
1,185 82,986
Verisk Analytics, Inc. — Class
A
440 78,993
Quest Diagnostics, Inc.
372 78,845
Church & Dwight Company,
Inc.
795 77,020
Labcorp Holdings, Inc.
275 77,000
Corpay, Inc.*
219 72,986
STERIS plc
329 69,278
Kraft Heinz Co.
2,866 67,695
Estee Lauder Companies,
Inc. — Class A
830 65,528
Constellation Brands,
Inc. — Class A
468 65,094
Incyte Corp.*
563 63,822
Equifax, Inc.
400 63,488
General Mills, Inc.
1,791 62,327
Viatris, Inc.
3,909 62,075
Global Payments, Inc.
780 56,597
Zimmer Biomet Holdings, Inc.
649 55,872
Tyson Foods, Inc. — Class A
947 54,216
Bunge Global S.A.
456 48,669
Cooper Companies, Inc.*
655 46,970
McCormick & Company, Inc.
852 42,958
Avery Dennison Corp.
257 41,724
Revvity, Inc.
(a)
374 41,611
Rollins, Inc.
986 41,156
J M Smucker Co.
358 40,275
Clorox Co.
406 38,749
Solventum Corp.*
494 38,112
Align Technology, Inc.*
224 37,780
Bio-Techne Corp.
525 37,091
Baxter International, Inc.
1,733 36,948
Charles River Laboratories
International, Inc.*
162 36,740
Insulet Corp.*
232 35,322
Henry Schein, Inc.*
325 27,144
Universal Health Services,
Inc. — Class B
179 26,615
Hormel Foods Corp.
979 24,299
DaVita, Inc.*
108 24,028
Molson Coors Beverage
Co. — Class B
538 20,960
Brown-Forman Corp. — Class
B
565 15,057
Total Consumer, Non-cyclical 27,965,251
FINANCIAL - 11 .1%
Berkshire Hathaway,
Inc. — Class B*
6,153 3,078,900

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
June 30, 2026
| 113
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 86.1% (continued)
FINANCIAL - 11.1% (continued)
JPMorgan Chase & Co.
8,993 $ 2,943,679
Visa, Inc. — Class A
5,571 1,911,354
Mastercard, Inc. — Class A
2,708 1,390,829
Bank of America Corp.
21,913 1,248,603
Goldman Sachs Group, Inc.
990 1,001,256
Wells Fargo & Co.
10,271 848,795
Morgan Stanley
4,023 840,968
Citigroup, Inc.
5,724 801,131
American Express Co.
1,786 604,115
Welltower, Inc. REIT
2,369 537,692
Charles Schwab Corp.
5,487 506,286
Blackrock, Inc.
485 466,357
Progressive Corp.
1,961 428,380
Prologis, Inc. REIT
3,129 423,886
Capital One Financial Corp.
2,089 419,095
Chubb Ltd.
1,211 412,636
Equinix, Inc. REIT
331 345,031
Bank of New York Mellon
Corp.
2,304 333,181
PNC Financial Services
Group, Inc.
1,348 331,905
U.S. Bancorp
5,210 314,684
Blackstone, Inc.
2,493 293,351
Marsh & McLennan
Companies, Inc.
1,617 269,505
CME Group, Inc.
1,216 268,529
American Tower Corp. REIT
1,564 255,823
Simon Property Group, Inc.
REIT
1,088 243,331
Aon plc — Class A
717 237,822
Travelers Companies, Inc.
714 235,706
Intercontinental Exchange,
Inc.
1,898 233,663
KKR & Company, Inc.
2,320 212,930
Truist Financial Corp.
4,182 208,347
Allstate Corp.
864 205,580
Digital Realty Trust, Inc. REIT
1,109 199,154
Arthur J Gallagher & Co.
862 197,889
Realty Income Corp. REIT
3,130 193,935
Apollo Global Management,
Inc.
1,548 183,144
Aflac, Inc.
1,537 180,213
Fifth Third Bancorp
3,042 171,478
Public Storage REIT
530 168,704
State Street Corp.
929 157,558
MetLife, Inc.
1,814 153,483
Ventas, Inc. REIT
1,632 144,922
Ameriprise Financial, Inc.
302 138,546
American International Group,
Inc.
1,780 132,663
CBRE Group, Inc. — Class A*
983 132,400
Interactive Brokers Group,
Inc. — Class A
1,495 130,125
Iron Mountain, Inc. REIT
999 126,184
Prudential Financial, Inc.
1,165 125,738
Hartford Insurance Group,
Inc.
920 121,918
Huntington Bancshares, Inc.
6,804 120,635
Nasdaq, Inc.
1,500 118,230
M&T Bank Corp.
492 117,101
Arch Capital Group Ltd.*
1,168 113,366
A
A
A SHARES VALUE
COMMON STOCKS - 86.1% (continued)
FINANCIAL - 11.1% (continued)
Crown Castle, Inc. REIT
1,465 $ 110,944
Coinbase Global,
Inc. — Class A*
,(a)
747 109,204
Northern Trust Corp.
621 107,955
Extra Space Storage, Inc.
REIT
709 103,018
Citizens Financial Group, Inc.
1,419 99,429
VICI Properties, Inc. — Class
A REIT
3,668 97,385
Cincinnati Financial Corp.
519 96,088
Raymond James Financial,
Inc.
582 88,481
AvalonBay Communities, Inc.
REIT
466 87,930
Regions Financial Corp.
2,864 86,493
Synchrony Financial
1,129 85,860
Cboe Global Markets, Inc.
351 85,177
Willis Towers Watson plc
317 82,854
T. Rowe Price Group, Inc.
719 81,743
Ares Management
Corp. — Class A
708 78,807
Equity Residential REIT
1,144 77,712
KeyCorp
3,093 71,294
Principal Financial Group, Inc.
660 71,135
W R Berkley Corp.
987 69,613
Loews Corp.
566 64,077
Essex Property Trust, Inc.
REIT
216 62,983
SBA Communications
Corp. — Class A REIT
356 62,820
Brown & Brown, Inc.
978 62,739
Weyerhaeuser Co. REIT
2,420 57,935
Kimco Realty Corp. REIT
2,263 57,367
Invitation Homes, Inc. REIT
1,834 55,405
Mid-America Apartment
Communities, Inc. REIT
391 54,326
Host Hotels & Resorts, Inc.
REIT
2,138 50,692
Healthpeak Properties, Inc.
REIT
2,314 49,520
Everest Group Ltd.
133 47,512
Globe Life, Inc.
261 46,635
Assurant, Inc.
166 44,576
Regency Centers Corp. REIT
553 44,096
UDR, Inc. REIT
992 39,601
Invesco Ltd.
1,488 39,268
CoStar Group, Inc.*
1,371 38,827
Camden Property Trust REIT
337 38,583
Franklin Resources, Inc.
1,029 34,235
BXP, Inc. REIT
498 33,022
Federal Realty Investment
Trust REIT
264 32,588
Alexandria Real Estate
Equities, Inc. REIT
526 27,799
Erie Indemnity Co. — Class A
85 20,379
Total Financial 27,736,843
INDUSTRIAL - 7 .5%
Caterpillar, Inc.
1,546 1,646,335
General Electric Co.
3,502 1,308,802
GE Vernova, Inc.
902 1,059,724
RTX Corp.
4,520 857,580
Amphenol Corp. — Class A
4,129 728,025

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
June 30, 2026
114 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 86.1% (continued)
INDUSTRIAL - 7.5% (continued)
Boeing Co.*
2,646 $ 572,780
Eaton Corporate plc
1,303 555,234
Union Pacific Corp.
1,993 542,096
Deere & Co.
843 534,740
Vertiv Holdings Co. — Class A
1,289 431,583
Parker-Hannifin Corp.
423 413,745
Trane Technologies plc
742 364,441
Howmet Aerospace, Inc.
1,343 361,079
Lockheed Martin Corp.
681 346,942
General Dynamics Corp.
852 301,812
Johnson Controls
International plc
2,048 299,233
CSX Corp.
6,237 296,445
3M Co.
1,751 283,504
Waste Management, Inc.
1,240 276,371
United Parcel Service,
Inc. — Class B
2,506 269,395
Emerson Electric Co.
1,880 269,122
Coherent Corp.*
657 259,167
TransDigm Group, Inc.
188 250,424
CRH plc
2,243 240,001
Honeywell International, Inc.
1,063 238,006
Illinois Tool Works, Inc.
879 237,743
Norfolk Southern Corp.
754 237,201
Honeywell Aerospace, Inc.*
1,063 235,008
Comfort Systems USA, Inc.
118 233,870
FedEx Corp.
737 230,777
Northrop Grumman Corp.
448 228,171
Keysight Technologies, Inc.*
576 201,640
Flex Ltd.*
1,234 199,994
TE Connectivity plc
980 197,578
Carrier Global Corp.
2,620 192,177
AMETEK, Inc.
769 186,052
Rockwell Automation, Inc.
373 184,665
L3Harris Technologies, Inc.
625 181,619
Westinghouse Air Brake
Technologies Corp.
569 153,402
Axon Enterprise, Inc.*
271 151,925
Republic Services,
Inc. — Class A
671 142,977
Jabil, Inc.
354 136,460
Old Dominion Freight Line,
Inc.
614 132,992
Garmin Ltd.
550 130,647
Vulcan Materials Co.
436 128,624
EMCOR Group, Inc.
149 123,652
Martin Marietta Materials, Inc.
202 116,493
Teledyne Technologies, Inc.*
155 103,369
Dover Corp.
452 101,375
Ingersoll Rand, Inc.
1,195 97,978
Xylem, Inc.
798 94,332
Hubbell, Inc. — Class B
177 92,606
Otis Worldwide Corp.
1,288 92,221
Mettler-Toledo International,
Inc.*
68 86,871
Smurfit Westrock plc
1,760 81,418
CH Robinson Worldwide, Inc.
396 74,583
Veralto Corp.
824 73,072
J.B. Hunt Transport Services,
Inc.
250 72,358
A
A
A SHARES VALUE
COMMON STOCKS - 86.1% (continued)
INDUSTRIAL - 7.5% (continued)
Expeditors International of
Washington, Inc.
439 $ 71,548
Packaging Corporation of
America
297 70,769
Snap-on, Inc.
174 70,018
Amcor plc
1,552 67,279
Fortive Corp.
1,023 62,495
Lennox International, Inc.
106 60,733
Generac Holdings, Inc.*
198 57,976
IDEX Corp.
248 56,284
Ball Corp.
894 55,786
Fedex Freight Holding
Company, Inc.*
365 55,115
Masco Corp.
677 55,087
Nordson Corp.
178 53,701
Textron, Inc.
584 53,570
Jacobs Solutions, Inc.
396 49,896
Stanley Black & Decker, Inc.
522 49,131
Pentair plc
542 41,550
Allegion plc
288 40,461
Trimble, Inc.*
782 40,023
Huntington Ingalls Industries,
Inc.
132 36,945
Builders FirstSource, Inc.*
361 32,302
A O Smith Corp.
376 23,583
Total Industrial 18,744,688
CONSUMER, CYCLICAL - 6 .4%
Tesla, Inc.*
9,449 3,974,249
Walmart, Inc.
14,714 1,666,508
Costco Wholesale Corp.
1,489 1,392,915
Home Depot, Inc.
3,343 1,179,009
McDonald's Corp.
2,385 644,689
TJX Companies, Inc.
3,711 562,217
Lowe's Companies, Inc.
1,880 414,521
Starbucks Corp.
3,825 390,877
Cummins, Inc.
463 330,216
Marriott International,
Inc. — Class A
735 272,384
Royal Caribbean Cruises Ltd.
837 265,773
O'Reilly Automotive, Inc.*
2,781 256,102
Hilton Worldwide Holdings,
Inc.
764 252,471
General Motors Co.
3,026 233,244
Ross Stores, Inc.
1,081 230,091
PACCAR, Inc.
1,766 212,132
Delta Air Lines, Inc.
2,193 205,396
Target Corp.
1,524 199,050
WW Grainger, Inc.
146 198,618
Fastenal Co.
3,853 185,060
Ford Motor Co.
13,136 182,590
AutoZone, Inc.*
55 175,777
NIKE, Inc. — Class B
4,026 165,267
Carvana Co. — Class A*
2,404 158,231
United Airlines Holdings, Inc.*
1,089 148,093
Yum! Brands, Inc.
925 147,870
Chipotle Mexican Grill,
Inc. — Class A*
4,305 146,370
DR Horton, Inc.
885 144,149
Carnival Corporation Ltd.
4,318 123,365
Tapestry, Inc.
678 99,246

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
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SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 86.1% (continued)
CONSUMER, CYCLICAL - 6.4% (continued)
Casey's General Stores, Inc.
124 $ 98,554
Live Nation Entertainment,
Inc.*
531 97,231
Williams-Sonoma, Inc.
395 92,075
PulteGroup, Inc.
639 87,677
Dollar General Corp.
739 85,066
Southwest Airlines Co.
1,640 84,329
Copart, Inc.*
2,975 83,865
Darden Restaurants, Inc.
384 79,108
Dollar Tree, Inc.*
608 73,538
Ulta Beauty, Inc.*
146 65,843
Lennar Corp. — Class A
722 65,334
NVR, Inc.*
9 61,321
Tractor Supply Co.
1,760 55,634
Genuine Parts Co.
462 54,507
Ralph Lauren Corp. — Class
A
130 52,183
Best Buy Co, Inc.
658 49,929
Deckers Outdoor Corp.*
476 47,262
Las Vegas Sands Corp.
1,001 46,236
Aptiv plc*
710 43,580
TKO Group Holdings,
Inc. — Class A
(a)
211 42,476
Lululemon Athletica, Inc.*
351 40,077
Hasbro, Inc.
451 37,248
Norwegian Cruise Line
Holdings Ltd.*
1,541 32,531
MGM Resorts International*
644 30,790
Domino's Pizza, Inc.
103 30,492
Wynn Resorts Ltd.
281 27,282
Total Consumer, Cyclical 16,120,648
ENERGY - 2 .6%
Exxon Mobil Corp.
13,912 1,902,049
Chevron Corp.
6,283 1,041,470
ConocoPhillips
4,089 425,092
Williams Companies, Inc.
4,105 305,166
Valero Energy Corp.
997 259,659
Marathon Petroleum Corp.
980 250,557
SLB Ltd.
5,018 233,287
EOG Resources, Inc.
1,788 231,957
Phillips 66
1,346 227,541
Kinder Morgan, Inc.
6,571 210,075
Targa Resources Corp.
720 193,061
Baker Hughes Co. — Class A
3,330 184,815
ONEOK, Inc.
2,115 183,878
Devon Energy Corp.
3,870 159,908
Occidental Petroleum Corp.
2,437 118,365
Diamondback Energy, Inc.
651 114,433
EQT Corp.
2,099 111,604
Halliburton Co.
2,804 95,196
First Solar, Inc.*
361 85,181
Texas Pacific Land Corp.
194 84,902
Expand Energy Corp.
803 73,226
APA Corp.
1,186 38,628
Total Energy 6,530,050
UTILITIES - 1 .9%
NextEra Energy, Inc.
6,999 614,302
Southern Co.
3,784 362,167
Duke Energy Corp.
2,617 331,260
A
A
A SHARES VALUE
COMMON STOCKS - 86.1% (continued)
UTILITIES - 1.9% (continued)
Constellation Energy Corp.
1,073 $ 266,501
American Electric Power
Company, Inc.
1,826 249,815
Sempra
2,194 203,406
Dominion Energy, Inc.
2,952 201,592
Entergy Corp.
1,537 176,540
Vistra Corp.
1,064 168,782
Xcel Energy, Inc.
2,095 168,228
Exelon Corp.
3,434 160,093
Consolidated Edison, Inc.
1,237 136,849
Public Service Enterprise
Group, Inc.
1,673 135,781
WEC Energy Group, Inc.
1,093 127,630
PG&E Corp.
7,391 124,317
DTE Energy Co.
698 106,354
Ameren Corp.
929 105,014
NRG Energy, Inc.
708 103,410
CenterPoint Energy, Inc.
2,196 96,712
Atmos Energy Corp.
560 96,471
Edison International
1,291 96,115
PPL Corp.
2,525 91,784
Eversource Energy
1,262 91,205
American Water Works
Company, Inc.
655 86,185
FirstEnergy Corp.
1,747 83,052
CMS Energy Corp.
1,037 79,331
NiSource, Inc.
1,609 76,508
Evergy, Inc.
774 66,897
Alliant Energy Corp.
867 66,143
Pinnacle West Capital Corp.
407 43,549
AES Corp.
2,394 35,096
Total Utilities 4,751,089
BASIC MATERIALS - 1 .2%
Linde plc
1,552 805,395
Newmont Corp.
3,583 334,652
Freeport-McMoRan, Inc.
4,825 303,444
Sherwin-Williams Co.
770 265,126
Ecolab, Inc.
850 236,819
Air Products and Chemicals,
Inc.
747 219,005
Nucor Corp.
764 170,181
Qnity Electronics, Inc.
703 114,807
Steel Dynamics, Inc.
455 104,404
PPG Industries, Inc.
748 90,725
International Flavors &
Fragrances, Inc.
857 67,892
International Paper Co.
1,777 67,704
Dow, Inc.
2,419 66,184
DuPont de Nemours, Inc.
460 62,394
CF Industries Holdings, Inc.
516 55,862
Albemarle Corp.
396 53,472
LyondellBasell Industries
N.V. — Class A
867 45,648
Mosaic Co.
1,067 22,610
Total Basic Materials 3,086,324
Total Common Stocks
(Cost $173,513,842) 216,342,125

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
June 30, 2026
116 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS - 2 .2%
Guggenheim Ultra Short
Income ETF
(b)
111,416 $ 5,584,693
Total Exchange-Traded Funds
(Cost $5,583,002) 5,584,693
MUTUAL FUNDS - 4 .8%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(b)
733,906 7,383,097
Guggenheim Strategy Fund
III
(b)
184,563 4,575,308
Total Mutual Funds
(Cost $11,835,449) 11,958,405
MONEY MARKET FUNDS
(c)
- 1 .7%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(d),(e)
4,328,423 4,328,423
Total Money Market Funds
(Cost $4,328,423) 4,328,423
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 2 .0%
U.S. Treasury Bills
due 08/11/26
(e),(f)
$ 5,000,000 $ 4,979,467
Total U.S. Treasury Bills
(Cost $4,979,467) 4,979,467
REPURCHASE AGREEMENTS
(g)
- 1 .4%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 1,813,409 1,813,409
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 1,813,322 1,813,322
Total Repurchase Agreements
(Cost $3,626,731) 3,626,731
Total Investments - 98.2%
(Cost $203,866,914) $ 246,819,844
Other Assets & Liabilities, net - 1.8% 4,592,412
Total Net Assets - 100.0% $ 251,412,256
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Affiliated issuer.
(c)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)
Rate indicated is the 7-day yield as of June 30, 2026.
(e)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(f)
Rate indicated is the effective yield at the time of purchase.
(g)
Repurchase Agreements — See Note 4 .
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts 49 Sep 2026 $ 18,490,150 $ 147,019
– –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
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| 117
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas S&P 500 Index Pay
4.48% (Federal
Funds Rate +
0.85%) At Maturity 09/22/26 12,493 $ 93,691,620 $ 4,533,715
Barclays Bank
plc S&P 500 Index Pay
4.58% (SOFR +
0.90%) At Maturity 09/28/26 1,637 12,274,262 (40,407)
Goldman Sachs
International S&P 500 Index Pay
4.58% (Federal
Funds Rate +
0.95%) At Maturity 09/24/26 4,826 36,193,765 (377,555)
$ 142,159,647 $ 4,115,753
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 216,104,119 $ 238,006 $ — $ 216,342,125
Exchange-Traded Funds 5,584,693 — — 5,584,693
Mutual Funds 11,958,405 — — 11,958,405
Money Market Funds 4,328,423 — — 4,328,423
U.S. Treasury Bills — 4,979,467 — 4,979,467
Repurchase Agreements — 3,626,731 — 3,626,731
Equity Futures Contracts
(a)
147,019 — — 147,019
Equity Index Swap Agreements
(a)
— 4,533,715 — 4,533,715
Total Assets $ 238,122,659 $ 13,377,919 $ — $ 251,500,578
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
(a)
$ — $ 417,962 $ — $ 417,962
(a)
Reported as unrealized appreciation/(depreciation) at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
June 30, 2026
118 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 5,583,016 $ (14) $ — $ 1,691 $ 5,584,693 111,416 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 7,375,758 — — — 7,339 7,383,097 733,906 80,466
Guggenheim Strategy
Fund III 4,584,536 — — — (9,228) 4,575,308 184,563 59,402
Guggenheim Strategy
Fund II 5,571,320 — (5,583,016) — 11,696 — — 57,472
$ 17,531,614 $ 5,583,016 $ (5,583,030) $ — $ 11,498 $ 17,543,098 $ 197,340

| 119
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P 500
®
FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 91 .7%
TECHNOLOGY - 32 .3%
NVIDIA Corp.
53,407 $ 10,686,207
Apple, Inc.
32,386 9,371,213
Microsoft Corp.
16,380 6,110,068
Broadcom, Inc.
10,440 3,943,710
Micron Technology, Inc.
2,487 2,870,719
Advanced Micro Devices,
Inc.*
3,595 2,088,371
Intel Corp.*
10,417 1,454,526
Applied Materials, Inc.
1,750 1,265,250
Lam Research Corp.
2,757 1,194,691
KLA Corp.
2,880 868,925
Sandisk Corp.*
327 743,510
Texas Instruments, Inc.
2,007 598,226
Palantir Technologies,
Inc. — Class A*
5,063 590,700
International Business
Machines Corp.
2,072 582,667
Marvell Technology, Inc.
1,931 575,226
Oracle Corp.
3,742 548,390
Western Digital Corp.
760 485,427
Seagate Technology Holdings
plc
494 476,710
QUALCOMM, Inc.
2,324 429,452
Crowdstrike Holdings,
Inc. — Class A*
561 428,121
Analog Devices, Inc.
1,076 427,355
Salesforce, Inc.
1,804 282,615
Dell Technologies,
Inc. — Class C
638 275,271
Cadence Design Systems,
Inc.*
608 228,194
ServiceNow, Inc.*
2,274 225,763
Fortinet, Inc.*
1,373 210,920
Datadog, Inc. — Class A*
729 189,802
Synopsys, Inc.*
422 188,241
Adobe, Inc.*
891 182,673
Accenture plc — Class A
1,354 168,492
Teradyne, Inc.
345 166,925
Intuit, Inc.
610 159,210
NXP Semiconductors N.V.
557 156,534
Monolithic Power Systems,
Inc.
108 149,295
Lumentum Holdings, Inc.*
172 147,586
Hewlett Packard Enterprise
Co.
2,926 131,992
Microchip Technology, Inc.
1,193 108,802
Electronic Arts, Inc.
497 101,905
Take-Two Interactive
Software, Inc.*
384 95,992
Autodesk, Inc.*
466 90,600
MSCI, Inc. — Class A
161 90,166
ON Semiconductor Corp.*
864 81,682
Roper Technologies, Inc.
223 75,461
Paychex, Inc.
711 69,913
NetApp, Inc.
435 67,321
Fair Isaac Corp.*
51 60,934
Veeva Systems, Inc. — Class
A*
331 58,743
Fiserv, Inc.*
1,176 57,683
Workday, Inc. — Class A*
449 54,967
Fidelity National Information
Services, Inc.
1,140 44,323
A
A
A SHARES VALUE
COMMON STOCKS - 91.7% (continued)
TECHNOLOGY - 32.3% (continued)
HP, Inc.
(a)
2,017 $ 44,253
Cognizant Technology
Solutions Corp. — Class A
1,045 40,473
Akamai Technologies, Inc.*
321 37,945
Super Micro Computer, Inc.*
1,241 36,398
Broadridge Financial
Solutions, Inc.
255 34,922
PTC, Inc.*
255 28,970
Leidos Holdings, Inc.
277 28,523
Zebra Technologies
Corp. — Class A*
105 27,642
Tyler Technologies, Inc.*
,(a)
93 27,199
Skyworks Solutions, Inc.
(a)
332 22,510
Jack Henry & Associates, Inc.
157 21,625
Gartner, Inc.*
148 19,184
Total Technology 50,031,113
COMMUNICATIONS - 14 .9%
Amazon.com, Inc.*
21,585 5,144,569
Alphabet, Inc. — Class A
12,929 4,620,437
Alphabet, Inc. — Class C
10,422 3,682,405
Meta Platforms, Inc. — Class
A
4,842 2,727,450
Cisco Systems, Inc.
8,709 1,022,959
Netflix, Inc.*
9,285 662,949
Palo Alto Networks, Inc.*
1,788 609,744
Corning, Inc.
1,727 441,128
Verizon Communications, Inc.
9,207 389,824
Arista Networks, Inc.*
2,277 386,817
Walt Disney Co.
3,829 368,541
Uber Technologies, Inc.*
4,488 323,854
AT&T, Inc.
15,321 317,145
AppLovin Corp. — Class A*
593 305,531
Booking Holdings, Inc.
1,709 304,612
Comcast Corp. — Class A
7,856 192,865
Robinhood Markets,
Inc. — Class A*
1,745 174,989
T-Mobile US, Inc.
1,026 172,091
DoorDash, Inc. — Class A*
834 153,898
Ciena Corp.*
312 153,055
Motorola Solutions, Inc.
366 151,996
Warner Bros Discovery, Inc.*
5,465 145,697
Airbnb, Inc. — Class A*
922 131,938
eBay, Inc.
979 109,403
Expedia Group, Inc.
252 64,482
F5, Inc.*
124 51,579
Omnicom Group, Inc.
628 45,737
VeriSign, Inc.
181 45,532
CDW Corp.
282 39,661
EchoStar Corp. — Class A*
300 30,450
Gen Digital, Inc.
1,215 30,241
Charter Communications,
Inc. — Class A*
184 26,167
GoDaddy, Inc. — Class A*
292 24,785
Fox Corp. — Class A
440 22,950
News Corp. — Class A
805 19,988
FactSet Research Systems,
Inc.
80 18,406
Trade Desk, Inc. — Class A*
942 17,031
Fox Corp. — Class B
307 14,380
News Corp. — Class B
266 7,464

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
FUND
June 30, 2026
120 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 91.7% (continued)
COMMUNICATIONS - 14.9% (continued)
Paramount Skydance
Corp. — Class B
696 $ 6,863
Total Communications 23,159,613
CONSUMER, NON-CYCLICAL - 11 .9%
Eli Lilly & Co.
1,744 2,091,806
Johnson & Johnson
5,308 1,348,073
AbbVie, Inc.
3,896 980,389
UnitedHealth Group, Inc.
2,002 832,091
Procter & Gamble Co.
5,134 752,850
Merck & Company, Inc.
5,446 699,811
Coca-Cola Co.
8,538 693,883
Philip Morris International, Inc.
3,437 621,788
Amgen, Inc.
1,190 430,923
Thermo Fisher Scientific, Inc.
819 410,614
PepsiCo, Inc.
3,014 408,096
Abbott Laboratories
3,841 348,532
Gilead Sciences, Inc.
2,738 345,919
Intuitive Surgical, Inc.*
781 310,588
Pfizer, Inc.
12,567 302,613
CVS Health Corp.
2,813 291,005
Vertex Pharmaceuticals, Inc.*
560 278,169
S&P Global, Inc.
669 272,457
Altria Group, Inc.
3,682 264,920
Danaher Corp.
1,389 264,577
Bristol-Myers Squibb Co.
4,503 259,463
Stryker Corp.
761 239,593
Quanta Services, Inc.
331 238,333
Medtronic plc
2,831 221,469
McKesson Corp.
265 200,234
Automatic Data Processing,
Inc.
881 197,300
Elevance Health, Inc.
479 185,244
Mondelez International,
Inc. — Class A
2,830 163,687
Colgate-Palmolive Co.
1,764 161,724
Cigna Group
583 160,721
United Rentals, Inc.
138 156,339
Monster Beverage Corp.*
1,574 151,293
Moody's Corp.
331 149,917
Boston Scientific Corp.*
3,277 139,862
Regeneron Pharmaceuticals,
Inc.
220 137,179
HCA Healthcare, Inc.
342 133,342
Cintas Corp.
750 127,560
Corteva, Inc.
1,475 124,918
Cardinal Health, Inc.
516 122,581
Cencora, Inc.
429 121,398
Edwards Lifesciences Corp.*
1,270 114,884
Humana, Inc.
265 105,263
Keurig Dr Pepper, Inc.
3,000 98,190
Becton Dickinson & Co.
608 92,009
IDEXX Laboratories, Inc.*
174 91,601
Block, Inc.*
1,180 89,680
Sysco Corp.
1,054 88,093
PayPal Holdings, Inc.
1,945 83,985
Agilent Technologies, Inc.
623 82,753
Archer-Daniels-Midland Co.
1,063 81,213
Waters Corp.*
216 81,009
Kenvue, Inc.
4,234 80,912
Kimberly-Clark Corp.
732 80,352
A
A
A SHARES VALUE
COMMON STOCKS - 91.7% (continued)
CONSUMER, NON-CYCLICAL - 11.9% (continued)
IQVIA Holdings, Inc.*
368 $ 71,105
Biogen, Inc.*
326 70,436
Kroger Co.
1,251 69,468
Zoetis, Inc.
924 66,399
Centene Corp.*
1,034 66,372
GE HealthCare Technologies,
Inc.
1,003 64,202
ResMed, Inc.
320 62,362
Hershey Co.
327 57,372
Dexcom, Inc.*
851 57,315
West Pharmaceutical
Services, Inc.
156 56,004
Moderna, Inc.*
,(a)
779 54,553
Verisk Analytics, Inc. — Class
A
289 51,884
Quest Diagnostics, Inc.
244 51,716
Labcorp Holdings, Inc.
181 50,680
Church & Dwight Company,
Inc.
522 50,571
Corpay, Inc.*
144 47,991
STERIS plc
216 45,483
Kraft Heinz Co.
1,883 44,476
Estee Lauder Companies,
Inc. — Class A
545 43,028
Constellation Brands,
Inc. — Class A
308 42,840
Incyte Corp.*
370 41,943
Equifax, Inc.
263 41,743
General Mills, Inc.
1,177 40,960
Viatris, Inc.
2,568 40,780
Global Payments, Inc.
513 37,223
Zimmer Biomet Holdings, Inc.
427 36,760
Tyson Foods, Inc. — Class A
622 35,610
Bunge Global S.A.
299 31,912
Cooper Companies, Inc.*
430 30,835
McCormick & Company, Inc.
560 28,235
Avery Dennison Corp.
169 27,437
Revvity, Inc.
(a)
246 27,370
Rollins, Inc.
648 27,048
J M Smucker Co.
235 26,438
Clorox Co.
267 25,482
Solventum Corp.*
325 25,074
Align Technology, Inc.*
147 24,793
Bio-Techne Corp.
345 24,374
Baxter International, Inc.
(a)
1,139 24,283
Charles River Laboratories
International, Inc.*
106 24,040
Insulet Corp.*
153 23,294
Henry Schein, Inc.*
214 17,873
Universal Health Services,
Inc. — Class B
117 17,397
Hormel Foods Corp.
643 15,959
DaVita, Inc.*
71 15,796
Molson Coors Beverage
Co. — Class B
354 13,792
Brown-Forman Corp. — Class
B
(a)
371 9,887
Total Consumer, Non-cyclical 18,371,800
FINANCIAL - 11 .8%
Berkshire Hathaway,
Inc. — Class B*
4,042 2,022,576

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
FUND
June 30, 2026
| 121
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 91.7% (continued)
FINANCIAL - 11.8% (continued)
JPMorgan Chase & Co.
5,908 $ 1,933,866
Visa, Inc. — Class A
3,660 1,255,709
Mastercard, Inc. — Class A
1,779 913,694
Bank of America Corp.
14,396 820,284
Goldman Sachs Group, Inc.
650 657,391
Wells Fargo & Co.
6,748 557,655
Morgan Stanley
2,643 552,493
Citigroup, Inc.
3,761 526,390
American Express Co.
1,174 397,106
Welltower, Inc. REIT
1,557 353,392
Charles Schwab Corp.
3,605 332,633
Blackrock, Inc.
318 305,776
Progressive Corp.
1,288 281,364
Prologis, Inc. REIT
2,056 278,526
Capital One Financial Corp.
1,372 275,251
Chubb Ltd.
795 270,888
Equinix, Inc. REIT
217 226,199
Bank of New York Mellon
Corp.
1,513 218,795
PNC Financial Services
Group, Inc.
885 217,905
U.S. Bancorp
3,423 206,749
Blackstone, Inc.
1,638 192,743
Marsh & McLennan
Companies, Inc.
1,062 177,004
CME Group, Inc.
799 176,443
American Tower Corp. REIT
1,027 167,986
Simon Property Group, Inc.
REIT
715 159,910
Aon plc — Class A
471 156,226
Travelers Companies, Inc.
469 154,826
Intercontinental Exchange,
Inc.
1,247 153,518
KKR & Company, Inc.
1,524 139,873
Truist Financial Corp.
2,747 136,856
Allstate Corp.
568 135,150
Digital Realty Trust, Inc. REIT
728 130,734
Arthur J Gallagher & Co.
566 129,937
Realty Income Corp. REIT
2,056 127,390
Apollo Global Management,
Inc.
1,017 120,321
Aflac, Inc.
1,010 118,422
Fifth Third Bancorp
1,998 112,627
Public Storage REIT
348 110,772
State Street Corp.
610 103,456
MetLife, Inc.
1,192 100,855
Ventas, Inc. REIT
1,072 95,194
Ameriprise Financial, Inc.
198 90,834
American International Group,
Inc.
1,169 87,126
CBRE Group, Inc. — Class A*
646 87,010
Interactive Brokers Group,
Inc. — Class A
982 85,473
Iron Mountain, Inc. REIT
656 82,859
Prudential Financial, Inc.
765 82,566
Hartford Insurance Group,
Inc.
604 80,042
Huntington Bancshares, Inc.
4,470 79,253
Nasdaq, Inc.
985 77,638
M&T Bank Corp.
323 76,877
Arch Capital Group Ltd.*
767 74,445
A
A
A SHARES VALUE
COMMON STOCKS - 91.7% (continued)
FINANCIAL - 11.8% (continued)
Crown Castle, Inc. REIT
962 $ 72,852
Coinbase Global,
Inc. — Class A*
,(a)
490 71,633
Northern Trust Corp.
408 70,927
Extra Space Storage, Inc.
REIT
466 67,710
Citizens Financial Group, Inc.
932 65,305
VICI Properties, Inc. — Class
A REIT
2,410 63,985
Cincinnati Financial Corp.
341 63,133
Raymond James Financial,
Inc.
382 58,075
AvalonBay Communities, Inc.
REIT
306 57,739
Regions Financial Corp.
1,882 56,836
Synchrony Financial
742 56,429
Cboe Global Markets, Inc.
231 56,057
Willis Towers Watson plc
208 54,365
T. Rowe Price Group, Inc.
472 53,662
Ares Management
Corp. — Class A
465 51,759
Equity Residential REIT
752 51,083
KeyCorp
2,032 46,838
Principal Financial Group, Inc.
433 46,669
W R Berkley Corp.
648 45,703
Loews Corp.
372 42,114
Essex Property Trust, Inc.
REIT
142 41,406
SBA Communications
Corp. — Class A REIT
234 41,292
Brown & Brown, Inc.
643 41,248
Weyerhaeuser Co. REIT
1,590 38,065
Kimco Realty Corp. REIT
1,487 37,695
Invitation Homes, Inc. REIT
1,205 36,403
Mid-America Apartment
Communities, Inc. REIT
257 35,708
Host Hotels & Resorts, Inc.
REIT
1,404 33,289
Healthpeak Properties, Inc.
REIT
1,520 32,528
Everest Group Ltd.
87 31,079
Globe Life, Inc.
171 30,554
Assurant, Inc.
109 29,270
Regency Centers Corp. REIT
363 28,946
UDR, Inc. REIT
652 26,028
Invesco Ltd.
977 25,783
CoStar Group, Inc.*
900 25,488
Camden Property Trust REIT
222 25,417
Franklin Resources, Inc.
676 22,491
BXP, Inc. REIT
327 21,683
Federal Realty Investment
Trust REIT
173 21,355
Alexandria Real Estate
Equities, Inc. REIT
346 18,286
Erie Indemnity Co. — Class
A
(a)
56 13,426
Total Financial 18,219,322
INDUSTRIAL - 7 .9%
Caterpillar, Inc.
1,016 1,081,938
General Electric Co.
2,301 859,953
GE Vernova, Inc.
593 696,692
RTX Corp.
2,969 563,308

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
FUND
June 30, 2026
122 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 91.7% (continued)
INDUSTRIAL - 7.9% (continued)
Amphenol Corp. — Class A
2,713 $ 478,356
Boeing Co.*
1,738 376,225
Eaton Corporate plc
856 364,759
Union Pacific Corp.
1,309 356,048
Deere & Co.
554 351,419
Vertiv Holdings Co. — Class A
847 283,593
Parker-Hannifin Corp.
278 271,917
Trane Technologies plc
487 239,195
Howmet Aerospace, Inc.
882 237,135
Lockheed Martin Corp.
447 227,729
General Dynamics Corp.
560 198,374
Johnson Controls
International plc
1,345 196,518
CSX Corp.
4,097 194,730
3M Co.
1,150 186,196
Waste Management, Inc.
815 181,647
United Parcel Service,
Inc. — Class B
1,646 176,945
Emerson Electric Co.
1,235 176,790
Coherent Corp.*
431 170,017
TransDigm Group, Inc.
123 163,841
CRH plc
1,473 157,611
Honeywell International, Inc.
699 156,506
Illinois Tool Works, Inc.
577 156,061
Norfolk Southern Corp.
495 155,722
Honeywell Aerospace, Inc.*
699 154,535
Comfort Systems USA, Inc.
77 152,610
FedEx Corp.
484 151,555
Northrop Grumman Corp.
294 149,737
Keysight Technologies, Inc.*
378 132,326
Flex Ltd.*
811 131,439
TE Connectivity plc
644 129,837
Carrier Global Corp.
1,722 126,309
AMETEK, Inc.
505 122,180
Rockwell Automation, Inc.
245 121,295
L3Harris Technologies, Inc.
411 119,432
Westinghouse Air Brake
Technologies Corp.
374 100,830
Axon Enterprise, Inc.*
178 99,789
Republic Services,
Inc. — Class A
441 93,968
Jabil, Inc.
233 89,817
Old Dominion Freight Line,
Inc.
404 87,506
Garmin Ltd.
361 85,752
Vulcan Materials Co.
286 84,373
EMCOR Group, Inc.
98 81,328
Martin Marietta Materials, Inc.
132 76,124
Teledyne Technologies, Inc.*
102 68,024
Dover Corp.
297 66,611
Ingersoll Rand, Inc.
785 64,362
Xylem, Inc.
524 61,942
Hubbell, Inc. — Class B
117 61,214
Otis Worldwide Corp.
846 60,574
Mettler-Toledo International,
Inc.*
45 57,488
Smurfit Westrock plc
1,156 53,477
CH Robinson Worldwide, Inc.
260 48,968
Veralto Corp.
542 48,065
J.B. Hunt Transport Services,
Inc.
164 47,467
A
A
A SHARES VALUE
COMMON STOCKS - 91.7% (continued)
INDUSTRIAL - 7.9% (continued)
Expeditors International of
Washington, Inc.
288 $ 46,938
Packaging Corporation of
America
195 46,465
Snap-on, Inc.
114 45,874
Amcor plc
1,019 44,174
Fortive Corp.
672 41,052
Lennox International, Inc.
70 40,106
Generac Holdings, Inc.*
130 38,065
IDEX Corp.
163 36,993
Ball Corp.
587 36,629
Fedex Freight Holding
Company, Inc.*
240 36,240
Masco Corp.
445 36,210
Nordson Corp.
117 35,298
Textron, Inc.
383 35,133
Jacobs Solutions, Inc.
260 32,760
Stanley Black & Decker, Inc.
343 32,283
Pentair plc
356 27,291
Allegion plc
189 26,553
Trimble, Inc.*
514 26,306
Huntington Ingalls Industries,
Inc.
87 24,350
Builders FirstSource, Inc.*
237 21,207
A O Smith Corp.
247 15,492
Total Industrial 12,313,578
CONSUMER, CYCLICAL - 6 .8%
Tesla, Inc.*
6,208 2,611,085
Walmart, Inc.
9,667 1,094,884
Costco Wholesale Corp.
978 914,890
Home Depot, Inc.
2,196 774,485
McDonald's Corp.
1,567 423,576
TJX Companies, Inc.
2,438 369,357
Lowe's Companies, Inc.
1,235 272,305
Starbucks Corp.
2,513 256,803
Cummins, Inc.
304 216,816
Marriott International,
Inc. — Class A
483 178,995
Royal Caribbean Cruises Ltd.
550 174,642
O'Reilly Automotive, Inc.*
1,827 168,248
Hilton Worldwide Holdings,
Inc.
502 165,891
General Motors Co.
1,988 153,235
Ross Stores, Inc.
710 151,124
PACCAR, Inc.
1,160 139,339
Delta Air Lines, Inc.
1,441 134,964
Target Corp.
1,001 130,741
WW Grainger, Inc.
96 130,598
Fastenal Co.
2,531 121,564
Ford Motor Co.
8,630 119,957
AutoZone, Inc.*
36 115,054
NIKE, Inc. — Class B
2,645 108,577
Carvana Co. — Class A*
1,579 103,930
United Airlines Holdings, Inc.*
716 97,369
Yum! Brands, Inc.
608 97,195
Chipotle Mexican Grill,
Inc. — Class A*
2,828 96,152
DR Horton, Inc.
582 94,796
Carnival Corporation Ltd.
2,837 81,053
Tapestry, Inc.
446 65,285

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
FUND
June 30, 2026
| 123
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 91.7% (continued)
CONSUMER, CYCLICAL - 6.8% (continued)
Casey's General Stores, Inc.
81 $ 64,378
Live Nation Entertainment,
Inc.*
349 63,905
Williams-Sonoma, Inc.
260 60,606
PulteGroup, Inc.
420 57,628
Dollar General Corp.
486 55,943
Southwest Airlines Co.
1,078 55,431
Copart, Inc.*
1,954 55,083
Darden Restaurants, Inc.
253 52,121
Dollar Tree, Inc.*
399 48,259
Ulta Beauty, Inc.*
96 43,294
Lennar Corp. — Class A
475 42,983
NVR, Inc.*
6 40,880
Tractor Supply Co.
1,156 36,541
Genuine Parts Co.
303 35,748
Ralph Lauren Corp. — Class
A
85 34,120
Best Buy Co, Inc.
432 32,780
Deckers Outdoor Corp.*
313 31,078
Las Vegas Sands Corp.
657 30,347
Aptiv plc*
467 28,664
TKO Group Holdings,
Inc. — Class A
(a)
139 27,982
Lululemon Athletica, Inc.*
231 26,376
Hasbro, Inc.
296 24,447
Norwegian Cruise Line
Holdings Ltd.*
1,012 21,363
MGM Resorts International*
423 20,224
Domino's Pizza, Inc.
67 19,835
Wynn Resorts Ltd.
185 17,962
Total Consumer, Cyclical 10,590,888
ENERGY - 2 .8%
Exxon Mobil Corp.
9,139 1,249,484
Chevron Corp.
4,128 684,257
ConocoPhillips
2,686 279,237
Williams Companies, Inc.
2,697 200,495
Valero Energy Corp.
655 170,588
Marathon Petroleum Corp.
644 164,651
SLB Ltd.
3,297 153,278
EOG Resources, Inc.
1,174 152,303
Phillips 66
884 149,440
Kinder Morgan, Inc.
4,317 138,014
Targa Resources Corp.
473 126,830
Baker Hughes Co. — Class A
2,187 121,379
ONEOK, Inc.
1,389 120,760
Devon Energy Corp.
2,542 105,035
Occidental Petroleum Corp.
1,601 77,761
Diamondback Energy, Inc.
428 75,234
EQT Corp.
1,379 73,321
Halliburton Co.
1,842 62,536
Texas Pacific Land Corp.
128 56,018
First Solar, Inc.*
237 55,923
Expand Energy Corp.
527 48,057
APA Corp.
(a)
779 25,372
Total Energy 4,289,973
UTILITIES - 2 .0%
NextEra Energy, Inc.
4,598 403,566
Southern Co.
2,486 237,935
Duke Energy Corp.
1,719 217,591
A
A
A SHARES VALUE
COMMON STOCKS - 91.7% (continued)
UTILITIES - 2.0% (continued)
Constellation Energy Corp.
705 $ 175,101
American Electric Power
Company, Inc.
1,200 164,172
Sempra
1,441 133,595
Dominion Energy, Inc.
1,939 132,414
Entergy Corp.
1,010 116,009
Vistra Corp.
699 110,882
Xcel Energy, Inc.
1,376 110,493
Exelon Corp.
2,256 105,175
Consolidated Edison, Inc.
813 89,942
Public Service Enterprise
Group, Inc.
1,099 89,195
WEC Energy Group, Inc.
718 83,841
PG&E Corp.
4,856 81,678
DTE Energy Co.
459 69,938
Ameren Corp.
610 68,954
NRG Energy, Inc.
465 67,918
CenterPoint Energy, Inc.
1,442 63,506
Atmos Energy Corp.
368 63,395
Edison International
848 63,134
PPL Corp.
1,659 60,305
Eversource Energy
829 59,912
American Water Works
Company, Inc.
431 56,711
FirstEnergy Corp.
1,148 54,576
CMS Energy Corp.
681 52,096
NiSource, Inc.
1,057 50,260
Evergy, Inc.
508 43,906
Alliant Energy Corp.
(a)
569 43,409
Pinnacle West Capital Corp.
267 28,569
AES Corp.
1,572 23,046
Total Utilities 3,121,224
BASIC MATERIALS - 1 .3%
Linde plc
1,019 528,800
Newmont Corp.
2,354 219,864
Freeport-McMoRan, Inc.
3,170 199,361
Sherwin-Williams Co.
506 174,226
Ecolab, Inc.
559 155,743
Air Products and Chemicals,
Inc.
491 143,951
Nucor Corp.
502 111,820
Qnity Electronics, Inc.
462 75,449
Steel Dynamics, Inc.
299 68,609
PPG Industries, Inc.
491 59,553
International Flavors &
Fragrances, Inc.
563 44,601
International Paper Co.
1,168 44,501
Dow, Inc.
1,589 43,475
DuPont de Nemours, Inc.
301 40,828
CF Industries Holdings, Inc.
339 36,700
Albemarle Corp.
260 35,108
LyondellBasell Industries
N.V. — Class A
569 29,958
Mosaic Co.
701 14,854
Total Basic Materials 2,027,401
Total Common Stocks
(Cost $55,756,052) 142,124,912

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
FUND
June 30, 2026
124 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
(b)
- 0 .2%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c),(d)
284,316 $ 284,316
Total Money Market Funds
(Cost $284,316) 284,316
FACE
AMOUNT
U.S. TREASURY BILLS - 6 .5%
U.S. Treasury Bills
3.61% due 07/02/26
(e)
$ 10,000,000 9,998,999
Total U.S. Treasury Bills
(Cost $9,998,999) 9,998,999
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(f)
- 1 .4%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 1,098,117 $ 1,098,117
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 1,098,064 1,098,064
Total Repurchase Agreements
(Cost $2,196,181) 2,196,181
Total Investments - 99.8%
(Cost $68,235,548) $ 154,604,408
Other Assets & Liabilities, net - 0.2% 322,464
Total Net Assets - 100.0% $ 154,926,872
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)
Rate indicated is the effective yield at the time of purchase.
(f)
Repurchase Agreements — See Note 4 .
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts 6 Sep 2026 $ 2,264,100 $ 14,446
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas S&P 500 Index Pay
4.48% (Federal
Funds Rate +
0.85%) At Maturity 09/22/26 698 $ 5,235,355 $ 141,969
Barclays Bank
plc S&P 500 Index Pay
4.58% (SOFR +
0.90%) At Maturity 09/28/26 253 1,899,029 (5,662)
Goldman Sachs
International S&P 500 Index Pay
4.58% (Federal
Funds Rate +
0.95%) At Maturity 09/24/26 439 3,291,960 (38,719)
$ 10,426,344 $ 97,588

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
FUND
June 30, 2026
| 125
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 141,968,406 $ 156,506 $ — $ 142,124,912
Money Market Funds 284,316 — — 284,316
U.S. Treasury Bills — 9,998,999 — 9,998,999
Repurchase Agreements — 2,196,181 — 2,196,181
Equity Futures Contracts
(a)
14,446 — — 14,446
Equity Index Swap Agreements
(a)
— 141,969 — 141,969
Total Assets $ 142,267,168 $ 12,493,655 $ — $ 154,760,823
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
(a)
$ — $ 44,381 $ — $ 44,381
(a)
Reported as unrealized appreciation/(depreciation) at period end.

126 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE S&P 500
®
STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS - 4 .9%
Guggenheim Ultra Short
Income ETF
(a)
28,862 $ 1,446,699
Total Exchange-Traded Funds
(Cost $1,446,529) 1,446,699
MUTUAL FUNDS - 14 .5%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
426,990 4,295,522
Total Mutual Funds
(Cost $4,225,142) 4,295,522
MONEY MARKET FUNDS
(b)
- 1 .9%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c),(d)
565,682 565,682
Total Money Market Funds
(Cost $565,682) 565,682
FACE
AMOUNT
REPURCHASE AGREEMENTS
(e)
- 30 .1%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 4,465,472 4,465,472
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 4,465,258 4,465,258
Total Repurchase Agreements
(Cost $8,930,730) 8,930,730
U.S. TREASURY BILLS - 16 .1%
U.S. Treasury Bills
3.52% due 07/02/26
(f)
2,800,000 2,799,726
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 16.1% (continued)
3.67% due 08/18/26
(f)
$ 2,000,000 $ 1,990,263
Total U.S. Treasury Bills
(Cost $4,789,989) 4,789,989
FEDERAL AGENCY DISCOUNT NOTES - 15 .3%
Federal Home Loan Bank
3.66% due 08/26/26
(f)
1,800,000 1,789,822
3.64% due 07/01/26
(f)
1,000,000 1,000,000
3.70% due 10/14/26
(f)
1,000,000 989,076
3.70% due 10/09/26
(f)
790,000 781,777
Total Federal Agency Discount Notes
(Cost $4,561,166) 4,560,675
FEDERAL AGENCY NOTES - 6 .7%
Federal Home Loan Bank
3.66% (SOFR + 0.05%) due
07/20/26
◊
2,000,000 2,000,000
Total Federal Agency Notes
(Cost $2,000,000) 2,000,000
FEDERAL AGENCY BONDS - 3 .4%
Federal Farm Credit Bank
3.65% (SOFR + 0.05%) due
10/27/26
◊
1,000,000 1,000,032
Total Federal Agency Bonds
(Cost $1,000,058) 1,000,032
Total Investments - 92.9%
(Cost $27,519,296) $ 27,589,329
Other Assets & Liabilities, net - 7.1% 2,102,665
Total Net Assets - 100.0% $ 29,691,994
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
Affiliated issuer.
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)
Repurchase Agreements — See Note 4 .
(f)
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
SOFR — Secured Overnight Financing Rate

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE S&P 500
®
STRATEGY FUND
June 30, 2026
| 127
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
(a)
Equity Futures Contracts Sold
S&P 500 Index Mini Futures Contracts 19 Sep 2026 $ 7,169,650 $ (53,557)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International S&P 500 Index Receive
4.28% (Federal
Funds Rate +
0.65%) At Maturity 09/24/26 611 $ 4,583,024 $ 46,535
Barclays Bank
plc S&P 500 Index Receive
4.28% (SOFR +
0.60%) At Maturity 09/28/26 1,523 11,421,673 33,948
BNP Paribas S&P 500 Index Receive
4.08% (Federal
Funds Rate +
0.45%) At Maturity 09/22/26 869 6,520,404 (276,364)
$ 22,525,101 $ (195,881)
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 1,446,699 $ — $ — $ 1,446,699
Mutual Funds 4,295,522 — — 4,295,522
Money Market Funds 565,682 — — 565,682
Repurchase Agreements — 8,930,730 — 8,930,730
U.S. Treasury Bills — 4,789,989 — 4,789,989
Federal Agency Discount Notes — 4,560,675 — 4,560,675
Federal Agency Notes — 2,000,000 — 2,000,000
Federal Agency Bonds — 1,000,032 — 1,000,032
Equity Index Swap Agreements
(a)
— 80,483 — 80,483
Total Assets $ 6,307,903 $ 21,361,909 $ — $ 27,669,812
– – – –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE S&P 500
®
STRATEGY FUND
June 30, 2026
128 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
(a)
$ 53,557 $ — $ — $ 53,557
Equity Index Swap Agreements
(a)
— 276,364 — 276,364
Total Liabilities $ 53,557 $ 276,364 $ — $ 329,921
(a)
Reported as unrealized appreciation/(depreciation) at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 1,446,558 $ (29) $ — $ 170 $ 1,446,699 28,862 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 4,291,252 — — — 4,270 4,295,522 426,990 46,816
Guggenheim Strategy
Fund II 6,497,345 — (6,496,558) (16,343) 15,556 — — 62,303
$ 10,788,597 $ 1,446,558 $ (6,496,587) $ (16,343) $ 19,996 $ 5,742,221 $ 109,119

| 129
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P 500
®
PURE GROWTH FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
TECHNOLOGY - 35 .9%
Sandisk Corp.*
7,241 $ 16,464,079
Micron Technology, Inc.
5,761 6,649,865
KLA Corp.
16,116 4,862,358
Advanced Micro Devices,
Inc.*
7,229 4,199,398
Lam Research Corp.
8,721 3,779,071
Crowdstrike Holdings,
Inc. — Class A*
4,550 3,472,287
Monolithic Power Systems,
Inc.
2,365 3,269,282
Applied Materials, Inc.
4,218 3,049,614
Datadog, Inc. — Class A*
9,283 2,416,922
NVIDIA Corp.
11,065 2,213,996
Broadcom, Inc.
5,627 2,125,599
Lumentum Holdings, Inc.*
2,306 1,978,686
Palantir Technologies,
Inc. — Class A*
14,455 1,686,465
Microsoft Corp.
2,153 803,112
Total Technology 56,970,734
INDUSTRIAL - 18 .5%
Comfort Systems USA, Inc.
2,681 5,313,608
Vertiv Holdings Co. — Class A
9,857 3,300,321
Amphenol Corp. — Class A
18,322 3,230,535
Howmet Aerospace, Inc.
11,573 3,111,517
GE Vernova, Inc.
2,344 2,753,872
Coherent Corp.*
6,329 2,496,601
EMCOR Group, Inc.
2,755 2,286,319
Caterpillar, Inc.
2,056 2,189,434
RTX Corp.
9,618 1,824,823
Flex Ltd.*
10,128 1,641,445
TransDigm Group, Inc.
952 1,268,102
Total Industrial 29,416,577
COMMUNICATIONS - 15 .0%
Ciena Corp.*
7,518 3,688,030
Arista Networks, Inc.*
15,107 2,566,377
EchoStar Corp. — Class A*
21,967 2,229,651
Robinhood Markets,
Inc. — Class A*
20,348 2,040,497
AppLovin Corp. — Class A*
3,887 2,002,699
Expedia Group, Inc.
6,631 1,696,740
Uber Technologies, Inc.*
20,242 1,460,663
Meta Platforms, Inc. — Class
A
2,450 1,380,061
Alphabet, Inc. — Class A
3,716 1,327,987
DoorDash, Inc. — Class A*
7,151 1,319,574
VeriSign, Inc.
4,710 1,184,848
Alphabet, Inc. — Class C
2,962 1,046,563
Booking Holdings, Inc.
5,539 987,271
Netflix, Inc.*
12,288 877,363
Total Communications 23,808,324
CONSUMER, CYCLICAL - 12 .8%
TKO Group Holdings,
Inc. — Class A
(a)
11,174 2,249,438
Tapestry, Inc.
14,337 2,098,650
Ralph Lauren Corp. — Class
A
5,208 2,090,543
Royal Caribbean Cruises Ltd.
6,466 2,053,149
Carnival Corporation Ltd.
71,121 2,031,927
Wynn Resorts Ltd.
19,069 1,851,409
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
CONSUMER, CYCLICAL - 12.8% (continued)
Hilton Worldwide Holdings,
Inc.
5,156 $ 1,703,852
Marriott International,
Inc. — Class A
4,362 1,616,514
Las Vegas Sands Corp.
32,047 1,480,251
Ulta Beauty, Inc.*
2,419 1,090,921
O'Reilly Automotive, Inc.*
11,815 1,088,043
Casey's General Stores, Inc.
1,113 884,601
Total Consumer, Cyclical 20,239,298
CONSUMER, NON-CYCLICAL - 9 .4%
Quanta Services, Inc.
3,797 2,733,992
Eli Lilly & Co.
2,165 2,596,766
Incyte Corp.*
20,976 2,377,839
HCA Healthcare, Inc.
4,535 1,768,151
Monster Beverage Corp.*
18,172 1,746,693
IDEXX Laboratories, Inc.*
2,453 1,291,357
Insulet Corp.*
6,171 939,535
Intuitive Surgical, Inc.*
1,889 751,217
Rollins, Inc.
17,547 732,412
Total Consumer, Non-cyclical 14,937,962
FINANCIAL - 4 .6%
Berkshire Hathaway,
Inc. — Class B*
6,085 3,044,873
Interactive Brokers Group,
Inc. — Class A
32,281 2,809,738
Welltower, Inc. REIT
6,711 1,523,196
Total Financial 7,377,807
ENERGY - 1 .3%
First Solar, Inc.*
8,880 2,095,325
BASIC MATERIALS - 1 .1%
Newmont Corp.
18,361 1,714,917
UTILITIES - 1 .0%
Vistra Corp.
9,598 1,522,531
Total Common Stocks
(Cost $133,748,637) 158,083,475
FACE
AMOUNT
REPURCHASE AGREEMENTS
(b)
- 0 .5%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 385,830 385,830
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 385,811 385,811
Total Repurchase Agreements
(Cost $771,641) 771,641
Total Investments - 100.1%
(Cost $134,520,278) $ 158,855,116
Other Assets & Liabilities, net - (0.1)% (171,739)
Total Net Assets - 100.0% $ 158,683,377

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
PURE GROWTH FUND
June 30, 2026
130 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 158,083,475 $ — $ — $ 158,083,475
Repurchase Agreements — 771,641 — 771,641
Total Assets $ 158,083,475 $ 771,641 $ — $ 158,855,116
– – – –

| 131
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P 500
®
PURE VALUE FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
CONSUMER, NON-CYCLICAL - 30 .5%
Centene Corp.*
26,857 $ 1,723,951
Humana, Inc.
3,928 1,560,280
Archer-Daniels-Midland Co.
18,264 1,395,370
Bunge Global S.A.
12,995 1,386,956
CVS Health Corp.
13,069 1,351,988
Cigna Group
3,813 1,051,168
Tyson Foods, Inc. — Class A
18,271 1,046,015
Elevance Health, Inc.
2,576 996,216
Viatris, Inc.
46,280 734,926
Cardinal Health, Inc.
3,030 719,807
Kroger Co.
12,281 681,964
Kraft Heinz Co.
27,181 642,015
Global Payments, Inc.
8,664 628,660
McKesson Corp.
744 562,166
Baxter International, Inc.
(a)
24,812 528,992
Cencora, Inc.
1,764 499,177
Sysco Corp.
5,670 473,899
Molson Coors Beverage
Co. — Class B
11,778 458,871
UnitedHealth Group, Inc.
1,070 444,724
Hormel Foods Corp.
16,577 411,441
Henry Schein, Inc.*
4,819 402,483
Biogen, Inc.*
1,390 300,323
Block, Inc.*
3,831 291,156
Keurig Dr Pepper, Inc.
8,064 263,935
Universal Health Services,
Inc. — Class B
1,599 237,755
Pfizer, Inc.
9,238 222,451
Zimmer Biomet Holdings, Inc.
2,456 211,437
Total Consumer, Non-cyclical 19,228,126
FINANCIAL - 20 .4%
Everest Group Ltd.
2,678 956,662
Franklin Resources, Inc.
24,421 812,487
Alexandria Real Estate
Equities, Inc. REIT
13,281 701,901
Prudential Financial, Inc.
6,229 672,296
Citigroup, Inc.
4,438 621,142
Citizens Financial Group, Inc.
7,646 535,755
MetLife, Inc.
6,298 532,874
Loews Corp.
4,591 519,747
Invesco Ltd.
19,202 506,741
American International Group,
Inc.
6,532 486,830
Allstate Corp.
1,899 451,848
Truist Financial Corp.
9,034 450,074
Principal Financial Group, Inc.
4,101 442,006
M&T Bank Corp.
1,856 441,747
Assurant, Inc.
1,624 436,093
State Street Corp.
2,271 385,162
KeyCorp
15,918 366,910
Regions Financial Corp.
11,479 346,666
Huntington Bancshares, Inc.
19,377 343,554
Arch Capital Group Ltd.*
3,472 336,992
U.S. Bancorp
5,541 334,676
VICI Properties, Inc. — Class
A REIT
11,968 317,750
PNC Financial Services
Group, Inc.
1,233 303,589
Travelers Companies, Inc.
915 302,060
Chubb Ltd.
875 298,148
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
FINANCIAL - 20.4% (continued)
Fifth Third Bancorp
4,719 $ 266,010
Hartford Insurance Group,
Inc.
1,868 247,547
Bank of America Corp.
4,250 242,165
Capital One Financial Corp.
991 198,814
Total Financial 12,858,246
CONSUMER, CYCLICAL - 12 .8%
Ford Motor Co.
90,893 1,263,413
General Motors Co.
13,993 1,078,580
Target Corp.
8,050 1,051,411
United Airlines Holdings, Inc.*
5,071 689,605
Delta Air Lines, Inc.
6,913 647,472
Best Buy Co, Inc.
7,534 571,680
Southwest Airlines Co.
9,501 488,541
MGM Resorts International*
9,958 476,092
Dollar General Corp.
3,492 401,964
Lennar Corp. — Class A
3,802 344,043
Aptiv plc*
4,746 291,309
PulteGroup, Inc.
2,064 283,201
DR Horton, Inc.
1,626 264,843
Genuine Parts Co.
2,020 238,320
Total Consumer, Cyclical 8,090,474
ENERGY - 9 .5%
Valero Energy Corp.
3,471 903,987
Phillips 66
5,005 846,095
Marathon Petroleum Corp.
2,976 760,874
APA Corp.
(a)
17,934 584,110
Diamondback Energy, Inc.
2,444 429,606
Devon Energy Corp.
9,305 384,483
Occidental Petroleum Corp.
7,451 361,895
Halliburton Co.
10,111 343,269
Chevron Corp.
1,974 327,210
ConocoPhillips
2,702 280,900
ONEOK, Inc.
3,170 275,600
Exxon Mobil Corp.
1,970 269,338
SLB Ltd.
5,581 259,461
Total Energy 6,026,828
BASIC MATERIALS - 8 .3%
Dow, Inc.
41,120 1,125,043
Mosaic Co.
46,641 988,323
DuPont de Nemours, Inc.
6,524 884,961
LyondellBasell Industries
N.V. — Class A
16,708 879,676
International Paper Co.
14,562 554,812
Nucor Corp.
1,911 425,675
International Flavors &
Fragrances, Inc.
4,997 395,863
Total Basic Materials 5,254,353
INDUSTRIAL - 6 .2%
Smurfit Westrock plc
22,568 1,043,996
Stanley Black & Decker, Inc.
8,391 789,761
Amcor plc
10,015 434,150
FedEx Corp.
1,371 429,301
Textron, Inc.
3,670 336,649
Ball Corp.
4,840 302,016
Builders FirstSource, Inc.*
2,676 239,449
Huntington Ingalls Industries,
Inc.
761 212,996

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
PURE VALUE FUND
June 30, 2026
132 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
INDUSTRIAL - 6.2% (continued)
Fedex Freight Holding
Company, Inc.*
686 $ 103,586
Total Industrial 3,891,904
COMMUNICATIONS - 5 .1%
Comcast Corp. — Class A
26,917 660,812
Paramount Skydance
Corp. — Class B
(a)
56,146 553,600
Charter Communications,
Inc. — Class A*
3,374 479,816
Verizon Communications, Inc.
8,846 374,540
Omnicom Group, Inc.
3,754 273,404
AT&T, Inc.
12,640 261,648
Warner Bros Discovery, Inc.*
8,029 214,053
Walt Disney Co.
2,110 203,087
News Corp. — Class A
6,585 163,506
News Corp. — Class B
2,201 61,760
Total Communications 3,246,226
UTILITIES - 4 .1%
PG&E Corp.
31,402 528,182
Edison International
7,049 524,798
AES Corp.
24,867 364,550
Pinnacle West Capital Corp.
3,059 327,313
Consolidated Edison, Inc.
2,758 305,118
Eversource Energy
3,856 278,673
Exelon Corp.
5,305 247,319
Total Utilities 2,575,953
TECHNOLOGY - 2 .7%
Hewlett Packard Enterprise
Co.
22,855 1,030,989
HP, Inc.
(a)
18,599 408,062
Fiserv, Inc.*
5,988 293,711
Total Technology 1,732,762
Total Common Stocks
(Cost $60,461,022) 62,904,872
A
A
A SHARES VALUE
SECURITIES LENDING COLLATERAL
(b)
- 0 .6%
MONEY MARKET FUNDS - 0 .6%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
377,820 $ 377,820
Total Securities Lending Collateral
(Cost $377,820) 377,820
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 0 .4%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 133,936 133,936
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 133,929 133,929
Total Repurchase Agreements
(Cost $267,865) 267,865
Total Investments - 100.6%
(Cost $61,106,707) $ 63,550,557
Other Assets & Liabilities, net - (0.6)% (400,214)
Total Net Assets - 100.0% $ 63,150,343
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
PURE VALUE FUND
June 30, 2026
| 133
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 62,904,872 $ — $ — $ 62,904,872
Securities Lending Collateral 377,820 — — 377,820
Repurchase Agreements — 267,865 — 267,865
Total Assets $ 63,282,692 $ 267,865 $ — $ 63,550,557
– – – –

134 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P MIDCAP 400
®
PURE GROWTH FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .7%
INDUSTRIAL - 34 .1%
Sterling Infrastructure, Inc.*
1,214 $ 1,018,983
Vicor Corp.*
2,163 821,464
TTM Technologies, Inc.*
3,838 717,783
MasTec, Inc.*
1,710 711,463
Woodward, Inc.
1,591 676,875
Dycom Industries, Inc.*
1,185 599,124
ATI, Inc.*
2,870 565,677
IES Holdings, Inc.*
690 506,915
Fabrinet*
893 501,937
Curtiss-Wright Corp.
644 487,997
Advanced Energy Industries,
Inc.
1,132 422,089
nVent Electric plc
2,321 393,665
Sanmina Corp.*
1,497 378,861
EnerSys
1,525 356,576
XPO, Inc.*
1,641 336,881
AeroVironment, Inc.*
1,935 319,410
SPX Technologies, Inc.*
1,269 311,121
BWX Technologies, Inc.
1,574 306,379
Chart Industries, Inc.*
1,384 289,173
Watts Water Technologies,
Inc. — Class A
615 240,742
RBC Bearings, Inc.*
369 237,658
ITT, Inc.
1,157 228,808
Hexcel Corp.
2,263 226,436
Moog, Inc. — Class A
499 211,496
Kratos Defense & Security
Solutions, Inc.*
3,984 198,642
Flowserve Corp.
2,501 185,474
Tetra Tech, Inc.
4,494 129,832
Total Industrial 11,381,461
CONSUMER, NON-CYCLICAL - 23 .0%
Arrowhead Pharmaceuticals,
Inc.*
9,285 756,820
Halozyme Therapeutics, Inc.*
7,900 618,333
Medpace Holdings, Inc.*
974 515,821
Exelixis, Inc.*
7,963 433,267
United Therapeutics Corp.*
796 431,297
UL Solutions, Inc. — Class A
3,904 397,661
Neurocrine Biosciences, Inc.*
2,350 396,057
Jazz Pharmaceuticals plc*
1,306 314,707
Celsius Holdings, Inc.*
,(a)
10,679 312,681
Tenet Healthcare Corp.*
1,617 302,508
Ensign Group, Inc.
1,879 301,204
Penumbra, Inc.*
942 297,436
Globus Medical, Inc. — Class
A*
3,451 272,663
Elanco Animal Health, Inc.*
10,681 262,859
API Group Corp.*
6,195 262,358
Toast, Inc. — Class A*
8,327 231,657
Valvoline, Inc.*
,(a)
5,798 229,253
Option Care Health, Inc.*
10,177 213,412
LivaNova plc*
2,547 209,440
Coca-Cola Consolidated, Inc.
1,091 208,294
Sotera Health Co.*
9,249 164,170
HealthEquity, Inc.*
1,812 163,660
Encompass Health Corp.
1,539 155,562
Grand Canyon Education,
Inc.*
862 123,361
A
A
A SHARES VALUE
COMMON STOCKS - 99.7% (continued)
CONSUMER, NON-CYCLICAL - 23.0% (continued)
Paylocity Holding Corp.*
954 $ 99,722
Total Consumer, Non-cyclical 7,674,203
TECHNOLOGY - 13 .3%
DigitalOcean Holdings, Inc.*
5,054 793,630
Rambus, Inc.*
4,709 625,073
Twilio, Inc. — Class A*
2,495 514,793
MACOM Technology
Solutions Holdings, Inc.*
1,256 477,745
Everpure, Inc. — Class A*
3,905 307,675
SiTime Corp.*
400 298,224
Okta, Inc.*
2,108 287,637
CACI International,
Inc. — Class A*
521 241,358
Dropbox, Inc. — Class A*
6,553 180,011
Dynatrace, Inc.*
3,723 163,477
Appfolio, Inc. — Class A*
,(a)
995 159,548
Guidewire Software, Inc.*
828 101,885
Doximity, Inc. — Class A*
4,715 97,789
Pegasystems, Inc.
3,089 92,577
ExlService Holdings, Inc.*
3,202 82,804
Total Technology 4,424,226
CONSUMER, CYCLICAL - 8 .5%
FirstCash Holdings, Inc.
2,229 482,177
Five Below, Inc.*
2,358 423,945
Boyd Gaming Corp.
3,682 325,231
Hilton Grand Vacations, Inc.*
5,752 301,232
Travel + Leisure Co.
3,564 272,397
Somnigroup International, Inc.
3,407 267,109
RB Global, Inc.
2,176 253,395
Ollie's Bargain Outlet
Holdings, Inc.*
1,994 153,299
Churchill Downs, Inc.
1,434 128,544
Wingstop, Inc.
739 128,150
Planet Fitness, Inc. — Class
A*
2,172 113,313
Total Consumer, Cyclical 2,848,792
BASIC MATERIALS - 6 .1%
Carpenter Technology Corp.
1,352 833,967
Hecla Mining Co.
24,818 382,942
Coeur Mining, Inc.
18,849 307,616
Royal Gold, Inc.
1,472 293,826
NewMarket Corp.
254 200,975
Total Basic Materials 2,019,326
COMMUNICATIONS - 5 .0%
InterDigital, Inc.
1,783 504,821
Hims & Hers Health, Inc.*
,(a)
10,956 379,844
Roku, Inc.*
2,723 376,155
Viavi Solutions, Inc.*
5,433 259,426
New York Times Co. — Class
A
2,221 155,426
Total Communications 1,675,672
ENERGY - 3 .9%
TechnipFMC plc
9,505 630,181
Valaris Ltd.*
6,696 486,130
Antero Midstream Corp.
7,877 179,202
Total Energy 1,295,513
FINANCIAL - 3 .7%
Sabra Health Care REIT, Inc.
15,182 296,201

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P MIDCAP 400
®
PURE GROWTH FUND
June 30, 2026
| 135
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.7% (continued)
FINANCIAL - 3.7% (continued)
Federated Hermes, Inc.
4,389 $ 242,360
Affiliated Managers Group,
Inc.
693 234,511
CareTrust REIT, Inc.
4,622 186,498
Kinsale Capital Group, Inc.
437 144,127
First Industrial Realty Trust,
Inc. REIT
2,194 134,514
Total Financial 1,238,211
UTILITIES - 2 .1%
Talen Energy Corp.*
1,299 499,154
Ormat Technologies, Inc.
1,907 207,672
Total Utilities 706,826
Total Common Stocks
(Cost $23,127,015) 33,264,230
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(b)
- 0 .2%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 26,997 $ 26,997
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 26,995 26,995
Total Repurchase Agreements
(Cost $53,992) 53,992
Total Investments - 99.9%
(Cost $23,181,007) $ 33,318,222
Other Assets & Liabilities, net - 0.1% 23,184
Total Net Assets - 100.0% $ 33,341,406
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 33,264,230 $ — $ — $ 33,264,230
Repurchase Agreements — 53,992 — 53,992
Total Assets $ 33,264,230 $ 53,992 $ — $ 33,318,222
– – – –

136 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P MIDCAP 400
®
PURE VALUE FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .8%
CONSUMER, CYCLICAL - 26 .4%
Lear Corp.
1,255 $ 168,245
Macy's, Inc.
5,434 127,971
PVH Corp.
1,658 123,123
Harley-Davidson, Inc.
4,962 121,371
Alaska Air Group, Inc.*
2,285 119,277
Lithia Motors, Inc. — Class A
392 113,872
Penske Automotive Group,
Inc.
626 112,023
Taylor Morrison Home
Corp. — Class A*
1,352 96,992
SharkNinja, Inc.*
570 86,794
BorgWarner, Inc.
1,244 82,602
KB Home
1,283 80,303
AutoNation, Inc.*
415 77,103
American Airlines Group, Inc.*
4,243 76,671
Aramark
1,172 66,687
Goodyear Tire & Rubber Co.*
9,202 60,733
Murphy USA, Inc.
106 57,120
WESCO International, Inc.
159 54,923
Thor Industries, Inc.
700 52,612
Whirlpool Corp.
1,247 49,157
Visteon Corp.
426 42,263
Columbia Sportswear Co.
672 41,543
Polaris, Inc.
495 33,878
Bath & Body Works, Inc.
1,458 33,724
BJ's Wholesale Club
Holdings, Inc.*
343 29,916
Gap, Inc.
1,394 26,040
Total Consumer, Cyclical 1,934,943
INDUSTRIAL - 24 .0%
Arrow Electronics, Inc.*
1,381 294,719
Avnet, Inc.
3,299 293,017
TD SYNNEX Corp.
766 204,783
Fluor Corp.*
2,222 116,411
Sonoco Products Co.
1,824 102,782
Terex Corp.
1,324 95,844
Knight-Swift Transportation
Holdings, Inc.
1,144 89,083
Greif, Inc. — Class A
1,188 88,494
Ryder System, Inc.
272 71,746
Avient Corp.
1,876 69,337
CNH Industrial N.V.
5,917 66,448
GXO Logistics, Inc.*
1,293 65,555
Silgan Holdings, Inc.
1,314 60,957
Graphic Packaging Holding
Co.
5,058 53,463
AGCO Corp.
376 45,007
UFP Industries, Inc.
446 40,470
Total Industrial 1,758,116
FINANCIAL - 22 .3%
Brighthouse Financial, Inc.*
2,248 142,298
Park Hotels & Resorts, Inc.
REIT
(a)
9,276 132,183
Reinsurance Group of
America, Inc.
520 110,578
Voya Financial, Inc.
770 69,708
Flagstar Bank North America
4,569 68,261
Unum Group
730 65,262
Valley National Bancorp
4,389 64,299
A
A
A SHARES VALUE
COMMON STOCKS - 99.8% (continued)
FINANCIAL - 22.3% (continued)
Selective Insurance Group,
Inc.
604 $ 58,594
First American Financial Corp.
822 56,381
CNO Financial Group, Inc.
1,080 55,058
Bank OZK
1,037 54,017
Corebridge Financial, Inc.
1,885 53,967
FNB Corp.
2,771 52,871
Prosperity Bancshares, Inc.
691 50,464
Ally Financial, Inc.
1,063 48,845
United Bankshares, Inc.
1,027 47,067
Associated Banc-Corp
1,526 46,955
Cousins Properties, Inc. REIT
1,513 45,360
Jones Lang LaSalle, Inc.*
140 43,393
SouthState Bank Corp.
411 41,059
Webster Financial Corp.
536 40,961
Zions Bancorp North America
590 40,822
Columbia Banking System,
Inc.
1,245 39,902
Old National Bancorp
1,524 39,472
Kilroy Realty Corp. REIT
1,031 38,632
Pinnacle Financial Partners,
Inc.
350 35,308
Hancock Whitney Corp.
454 33,923
Jefferies Financial Group, Inc.
630 31,487
Starwood Property Trust, Inc.
REIT
(a)
1,607 26,323
Total Financial 1,633,450
ENERGY - 11 .7%
PBF Energy, Inc. — Class A
4,737 215,628
HF Sinclair Corp.
2,607 181,578
NOV, Inc.
6,053 112,283
Chord Energy Corp.
935 106,871
Ovintiv, Inc.
1,308 68,866
Matador Resources Co.
1,314 65,411
Murphy Oil Corp.
1,706 55,547
Permian Resources
Corp. — Class A
2,862 52,689
Total Energy 858,873
CONSUMER, NON-CYCLICAL - 7 .2%
Performance Food Group
Co.*
893 99,828
Darling Ingredients, Inc.*
1,335 72,918
Albertsons Companies,
Inc. — Class A
5,354 72,440
US Foods Holding Corp.*
649 66,360
Post Holdings, Inc.*
583 51,456
Envista Holdings Corp.*
1,872 49,327
Pilgrim's Pride Corp.
1,600 44,976
Ingredion, Inc.
369 34,948
Euronet Worldwide, Inc.*
463 33,887
Total Consumer, Non-cyclical 526,140
BASIC MATERIALS - 5 .0%
Olin Corp.
5,560 110,199
Cleveland-Cliffs, Inc.*
7,604 71,402
Westlake Corp.
966 70,518
Alcoa Corp.
974 50,784
Cabot Corp.
(a)
440 39,961
Commercial Metals Co.
446 27,987
Total Basic Materials 370,851

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P MIDCAP 400
®
PURE VALUE FUND
June 30, 2026
| 137
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.8% (continued)
COMMUNICATIONS - 1 .8%
Sirius XM Holdings, Inc.
4,508 $ 133,166
TECHNOLOGY - 1 .4%
Science Applications
International Corp.
510 56,309
Kyndryl Holdings, Inc.*
2,308 26,103
KBR, Inc.
660 22,790
Total Technology 105,202
Total Common Stocks
(Cost $5,387,837) 7,320,741
FACE
AMOUNT
REPURCHASE AGREEMENTS
(b)
- 0 .2%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 8,149 8,149
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(b)
- 0.2% (continued)
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 8,148 $ 8,148
Total Repurchase Agreements
(Cost $16,297) 16,297
Total Investments - 100.0%
(Cost $5,404,134) $ 7,337,038
Other Assets & Liabilities, net - (0.0)% (648)
Total Net Assets - 100.0% $ 7,336,390
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 7,320,741 $ — $ — $ 7,320,741
Repurchase Agreements — 16,297 — 16,297
Total Assets $ 7,320,741 $ 16,297 $ — $ 7,337,038
– – – –

138 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P SMALLCAP 600
®
PURE GROWTH FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .0%
CONSUMER, NON-CYCLICAL - 30 .9%
Protagonist Therapeutics,
Inc.*
7,875 $ 965,318
Alignment Healthcare, Inc.*
38,908 926,399
Liquidia Corp.*
11,503 917,134
Sezzle, Inc.*
,(a)
5,029 863,127
PTC Therapeutics, Inc.*
10,529 858,851
Chefs' Warehouse, Inc.*
8,597 826,172
Progyny, Inc.*
28,135 811,132
Ligand Pharmaceuticals,
Inc. — Class B*
2,364 747,237
TG Therapeutics, Inc.*
,(a)
13,455 739,218
Krystal Biotech, Inc.*
1,921 713,978
BrightSpring Health Services,
Inc.*
9,993 696,912
Indivior Pharmaceuticals, Inc.*
16,406 673,138
ACADIA Pharmaceuticals,
Inc.*
26,483 670,020
ANI Pharmaceuticals, Inc.*
7,758 642,207
Laureate Education, Inc.*
17,252 626,593
Catalyst Pharmaceuticals,
Inc.*
18,715 588,212
Corcept Therapeutics, Inc.*
6,681 580,913
Collegium Pharmaceutical,
Inc.*
13,965 505,533
Vita Coco Company, Inc.*
7,613 503,524
Veracyte, Inc.*
8,524 500,615
Covista, Inc.*
3,875 483,057
Phibro Animal Health
Corp. — Class A
14,189 445,535
Healthcare Services Group,
Inc.*
17,806 437,315
National HealthCare Corp.
1,975 417,436
Alkermes plc*
7,703 403,599
Pediatrix Medical Group, Inc.*
15,874 402,088
TransMedics Group, Inc.*
,(a)
5,459 362,587
Harmony Biosciences
Holdings, Inc.*
9,742 354,706
Cal-Maine Foods, Inc.
(a)
4,366 351,725
Privia Health Group, Inc.*
12,665 325,870
UFP Technologies, Inc.*
1,092 289,522
Pacira BioSciences, Inc.*
10,911 276,812
Artivion, Inc.*
10,105 227,059
Tootsie Roll Industries, Inc.
5,040 199,332
EVERTEC, Inc.
7,160 198,905
ADMA Biologics, Inc.*
17,195 143,922
Inspire Medical Systems, Inc.*
1,456 64,952
Ligand Pharmaceuticals,
Inc.
(b)
214 —
Total Consumer, Non-cyclical 19,740,655
FINANCIAL - 20 .7%
Dave, Inc.*
,(a)
3,023 1,126,340
StoneX Group, Inc.*
8,512 1,008,672
Enova International, Inc.*
3,721 895,756
Adamas Trust, Inc. REIT
(a)
90,573 849,575
EZCORP, Inc. — Class A*
24,394 843,301
Acadian Asset Management,
Inc.
11,747 840,145
SiriusPoint Ltd.*
29,746 713,904
ARMOUR Residential REIT,
Inc. REIT
40,055 698,960
Mercury General Corp.
5,459 582,039
Palomar Holdings, Inc.*
3,993 504,675
A
A
A SHARES VALUE
COMMON STOCKS - 99.0% (continued)
FINANCIAL - 20.7% (continued)
Ellington Financial, Inc. REIT
36,986 $ 503,379
Curbline Properties Corp.
REIT
16,403 498,651
St. Joe Co.
7,679 480,936
HCI Group, Inc.
2,687 470,897
Virtu Financial, Inc. — Class A
7,307 435,278
Axos Financial, Inc.*
4,436 432,022
Bancorp, Inc.*
6,421 402,211
PennyMac Mortgage
Investment Trust REIT
33,875 382,110
Pathward Financial, Inc.
3,936 342,668
WisdomTree, Inc.
19,794 335,310
NMI Holdings, Inc. — Class
A*
5,984 245,883
PJT Partners, Inc. — Class
A
(a)
1,627 245,579
Preferred Bank/Los Angeles
CA
2,101 223,252
StepStone Group,
Inc. — Class A
4,655 192,531
Total Financial 13,254,074
INDUSTRIAL - 19 .0%
Powell Industries, Inc.
(a)
4,348 1,245,093
Argan, Inc.
1,552 1,239,350
MYR Group, Inc.*
1,794 897,718
DXP Enterprises, Inc.*
5,065 854,668
AAR Corp.*
4,814 688,065
Everus Construction Group,
Inc.*
3,990 662,140
ESCO Technologies, Inc.
1,889 661,226
AZZ, Inc.
3,401 527,325
International Seaways, Inc.
6,598 505,341
Primoris Services Corp.
5,023 497,880
OSI Systems, Inc.*
2,193 479,609
National Presto Industries,
Inc.
3,730 466,213
Mercury Systems, Inc.*
3,644 445,771
Federal Signal Corp.
3,315 425,944
Proto Labs, Inc.*
4,471 364,431
Granite Construction, Inc.
2,037 322,009
Armstrong World Industries,
Inc.
1,763 282,820
Mirion Technologies,
Inc. — Class A*
14,344 257,188
Frontdoor, Inc.*
3,228 250,461
Standex International Corp.
681 243,573
JBT Marel Corp.
1,522 220,690
Zurn Elkay Water Solutions
Corp.
4,251 214,803
Brady Corp. — Class A
2,148 196,692
Badger Meter, Inc.
1,302 193,191
Total Industrial 12,142,201
TECHNOLOGY - 10 .6%
ACM Research, Inc. — Class
A*
18,186 2,307,621
Clear Secure, Inc. — Class A
16,836 938,270
Adeia, Inc.
27,035 890,263
Life360, Inc.*
14,158 783,787
FormFactor, Inc.*
3,435 549,360
PDF Solutions, Inc.*
5,333 377,523
Digi International, Inc.*
4,011 300,624

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P SMALLCAP 600
®
PURE GROWTH FUND
June 30, 2026
| 139
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.0% (continued)
TECHNOLOGY - 10.6% (continued)
LiveRamp Holdings, Inc.*
7,240 $ 272,514
Waystar Holding Corp.*
8,546 175,449
Agilysys, Inc.*
1,592 166,364
Total Technology 6,761,775
CONSUMER, CYCLICAL - 8 .3%
PriceSmart, Inc.
2,931 572,541
OneSpaWorld Holdings Ltd.
17,989 508,009
OPENLANE, Inc.*
11,932 492,076
Urban Outfitters, Inc.*
6,096 431,963
Brinker International, Inc.*
2,493 418,824
Acushnet Holdings Corp.
3,228 382,615
VSE Corp.
1,546 353,261
Rush Street Interactive,
Inc. — Class A*
10,888 323,809
Boot Barn Holdings, Inc.*
1,856 304,885
XPEL, Inc.*
,(a)
5,529 274,238
Red Rock Resorts,
Inc. — Class A
3,788 246,447
Monarch Casino & Resort,
Inc.
1,869 245,979
National Vision Holdings, Inc.*
10,522 200,023
Installed Building Products,
Inc.
840 193,066
Dorman Products, Inc.*
1,306 178,204
Cavco Industries, Inc.*
276 169,569
Total Consumer, Cyclical 5,295,509
COMMUNICATIONS - 7 .3%
Sphere Entertainment Co.*
5,466 945,782
Uniti Group, Inc.*
78,090 895,692
Viasat, Inc.*
9,272 832,718
Liquidity Services, Inc.*
14,902 582,966
Etsy, Inc.*
4,620 348,025
Lyft, Inc. — Class A*
23,109 337,622
Calix, Inc.*
7,127 265,980
TripAdvisor, Inc.*
16,997 233,029
A
A
A SHARES VALUE
COMMON STOCKS - 99.0% (continued)
COMMUNICATIONS - 7.3% (continued)
Sprinklr, Inc. — Class A*
24,505 $ 126,446
Upwork, Inc.*
14,046 117,425
Total Communications 4,685,685
ENERGY - 1 .8%
Tidewater, Inc.*
7,958 530,242
Archrock, Inc.
11,074 450,822
Sunrun, Inc.*
11,778 157,590
Total Energy 1,138,654
BASIC MATERIALS - 0 .4%
Sensient Technologies Corp.
2,155 265,690
Total Common Stocks
(Cost $58,226,131) 63,284,243
FACE
AMOUNT
REPURCHASE AGREEMENTS
(c)
- 0 .4%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 122,534 122,534
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 122,528 122,528
Total Repurchase Agreements
(Cost $245,062) 245,062
Total Investments - 99.4%
(Cost $58,471,193) $ 63,529,305
Other Assets & Liabilities, net - 0.6% 351,998
Total Net Assets - 100.0% $ 63,881,303
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Value determined based on Level 3 inputs — See Note 3 .
(c)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P SMALLCAP 600
®
PURE GROWTH FUND
June 30, 2026
140 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 63,284,243 $ — $ —
(a)
$ 63,284,243
Repurchase Agreements — 245,062 — 245,062
Total Assets $ 63,284,243 $ 245,062 $ — $ 63,529,305
– – – –
(a)
Securities with a market value of $0.

| 141
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P SMALLCAP 600
®
PURE VALUE FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
CONSUMER, CYCLICAL - 28 .3%
Newell Brands, Inc.
30,321 $ 186,171
MarineMax, Inc.*
4,315 158,015
Cracker Barrel Old Country
Store, Inc.
(a)
2,820 150,306
Marriott Vacations Worldwide
Corp.
1,456 148,337
CarMax, Inc.*
2,514 132,965
Millerknoll, Inc.
6,201 126,872
ScanSource, Inc.*
2,317 120,693
G-III Apparel Group Ltd.
3,417 115,187
Century Communities, Inc.
1,483 106,272
LGI Homes, Inc.*
1,620 103,162
JetBlue Airways Corp.*
17,964 102,934
Kohl's Corp.
5,218 92,463
Penn Entertainment, Inc.*
3,937 84,094
Carter's, Inc.
2,011 82,773
Adient plc*
4,494 82,600
Leggett & Platt, Inc.
6,971 81,630
Sonic Automotive,
Inc. — Class A
958 81,229
Dauch Corp.*
14,344 77,745
Winnebago Industries, Inc.
(a)
2,451 76,569
Asbury Automotive Group,
Inc.*
365 73,394
Caesars Entertainment, Inc.*
2,308 69,655
Fox Factory Holding Corp.*
3,873 65,628
Advance Auto Parts, Inc.
1,049 65,269
Under Armour, Inc. — Class
A*
10,166 64,961
Standard Motor Products, Inc.
1,597 62,235
Dream Finders Homes,
Inc. — Class A*
,(a)
3,547 61,221
Phinia, Inc.
629 51,811
Meritage Homes Corp.
610 51,149
Versigent plc*
1,208 50,748
Group 1 Automotive, Inc.
171 49,790
LKQ Corp.
1,810 47,657
Central Garden & Pet
Co. — Class A*
1,214 47,067
PC Connection, Inc.
641 46,787
M/I Homes, Inc.*
265 42,609
Sally Beauty Holdings, Inc.*
,(a)
3,008 42,533
Rush Enterprises,
Inc. — Class A
575 41,966
Under Armour, Inc. — Class
C*
6,341 39,441
Allegiant Travel Co.*
293 34,457
Academy Sports & Outdoors,
Inc.
(a)
730 34,405
La-Z-Boy, Inc.
567 22,748
Central Garden & Pet Co.*
191 8,469
Total Consumer, Cyclical 3,184,017
CONSUMER, NON-CYCLICAL - 24 .2%
Acadia Healthcare Company,
Inc.*
6,991 206,444
Vestis Corp.*
12,551 182,241
Edgewell Personal Care Co.
(a)
6,328 169,970
Molina Healthcare, Inc.*
709 162,148
ManpowerGroup, Inc.
4,088 138,052
Astrana Health, Inc.*
2,825 131,108
Organon & Co.
8,825 119,490
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
CONSUMER, NON-CYCLICAL - 24.2% (continued)
AMN Healthcare Services,
Inc.*
3,494 $ 113,101
Coty, Inc. — Class A*
52,012 112,346
AdaptHealth Corp. — Class
A*
9,547 99,480
Andersons, Inc.
1,430 97,812
United Natural Foods, Inc.*
2,116 96,638
Conagra Brands, Inc.
7,091 95,445
Grocery Outlet Holding Corp.*
8,733 87,155
Upbound Group, Inc.
4,012 85,135
Quanex Building Products
Corp.
4,513 84,032
Universal Corp.
1,581 82,481
Flowers Foods, Inc.
9,768 77,167
Perrigo Company plc
7,142 74,205
PROG Holdings, Inc.
1,573 73,318
ABM Industries, Inc.
1,626 71,934
Del Monte Corp.
2,487 69,412
Deluxe Corp.
(a)
2,810 67,103
GEO Group, Inc.*
1,432 42,316
Campbell's Co.
(a)
1,749 38,950
Insperity, Inc.
894 36,931
Robert Half, Inc.
1,199 36,809
CoreCivic, Inc.*
1,187 36,061
Matthews International
Corp. — Class A
1,271 34,215
Total Consumer, Non-cyclical 2,721,499
INDUSTRIAL - 15 .7%
Ichor Holdings Ltd.*
3,016 338,636
Vishay Intertechnology, Inc.
3,378 181,669
ArcBest Corp.
1,138 163,349
RXO, Inc.*
4,117 113,588
World Kinect Corp.
3,319 109,328
Heartland Express, Inc.
6,013 91,518
Greenbrier Companies, Inc.
1,835 89,933
Werner Enterprises, Inc.
1,816 79,196
Mohawk Industries, Inc.*
538 65,276
Benchmark Electronics, Inc.
641 63,247
Boise Cascade Co.
768 59,620
Masterbrand, Inc.*
5,481 56,400
Metallus, Inc.*
2,605 48,687
Marten Transport Ltd.
2,541 44,086
Apogee Enterprises, Inc.
910 41,623
Schneider National,
Inc. — Class B
1,122 40,987
O-I Glass, Inc.*
4,208 40,523
Worthington Steel, Inc.
1,144 38,416
Matson, Inc.
189 36,331
Hub Group, Inc. — Class A
810 35,470
Energizer Holdings, Inc.
(a)
1,161 24,892
Total Industrial 1,762,775
FINANCIAL - 11 .4%
Genworth Financial,
Inc. — Class A*
10,624 100,609
Pebblebrook Hotel Trust
REIT
(a)
4,478 86,918
Kemper Corp.
2,879 77,618
Lincoln National Corp.
2,184 77,204
F&G Annuities & Life, Inc.
(a)
2,772 73,708
WesBanco, Inc.
1,467 57,257

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P SMALLCAP 600
®
PURE VALUE FUND
June 30, 2026
142 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
FINANCIAL - 11.4% (continued)
Merchants Bancorp
1,124 $ 56,200
Employers Holdings, Inc.
1,062 53,610
Jackson Financial,
Inc. — Class A
517 52,936
Safehold, Inc. REIT
3,264 51,245
Rithm Capital Corp. REIT
5,455 51,222
Bread Financial Holdings, Inc.
465 50,383
Cushman & Wakefield Ltd.*
3,467 46,423
Hope Bancorp, Inc.
3,340 45,691
Apple Hospitality REIT, Inc.
2,369 39,823
Encore Capital Group, Inc.*
414 38,622
Innovative Industrial
Properties, Inc. REIT
610 37,808
Easterly Government
Properties, Inc. — Class
A REIT
1,437 35,824
Capitol Federal Financial, Inc.
3,835 32,636
Franklin BSP Realty Trust,
Inc. REIT
3,752 30,541
Eastern Bankshares, Inc.
1,343 29,868
First Financial Bancorp
879 29,737
Hilltop Holdings, Inc.
715 27,728
Provident Financial Services,
Inc.
1,122 26,524
Arbor Realty Trust, Inc.
REIT
(a)
4,294 23,274
Navient Corp.
2,573 21,896
Stewart Information Services
Corp.
320 21,126
AGNT, Inc.
2,408 13,027
Total Financial 1,289,458
ENERGY - 6 .8%
Patterson-UTI Energy, Inc.
13,572 124,591
SM Energy Co.
3,820 99,702
Helix Energy Solutions Group,
Inc.*
9,661 84,437
Crescent Energy Co. — Class
A
8,297 81,476
Atlas Energy Solutions, Inc.
3,932 65,310
Bristow Group, Inc.
1,258 51,981
RPC, Inc.
7,059 41,154
DNOW, Inc.*
3,046 39,507
Liberty Energy, Inc. — Class A
1,413 37,006
Peabody Energy Corp.
1,405 32,484
Talos Energy, Inc.*
2,268 29,280
Northern Oil & Gas, Inc.
(a)
1,489 27,025
California Resources Corp.
486 25,695
Core Natural Resources, Inc.
291 23,286
Total Energy 762,934
TECHNOLOGY - 4 .9%
Concentrix Corp.
5,757 128,986
Insight Enterprises, Inc.*
802 97,684
Alpha & Omega
Semiconductor Ltd.*
2,027 95,938
Corsair Gaming, Inc.*
7,578 73,279
DXC Technology Co.*
7,898 69,897
Everforth, Inc.*
1,929 34,471
Amentum Holdings, Inc.*
1,406 29,062
NCR Voyix Corp.*
2,861 23,374
Total Technology 552,691
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
BASIC MATERIALS - 4 .4%
Koppers Holdings, Inc.
3,095 $ 138,966
Stepan Co.
1,823 101,578
Kaiser Aluminum Corp.
353 69,057
FMC Corp.
4,796 55,154
Chemours Co.
1,785 36,628
Eastman Chemical Co.
520 34,830
Minerals Technologies, Inc.
465 34,396
Sylvamo Corp.
628 23,738
Total Basic Materials 494,347
COMMUNICATIONS - 3 .4%
Scholastic Corp.
2,594 119,324
Ziff Davis, Inc.*
1,716 89,867
People, Inc.*
1,570 72,471
Versant Media Group, Inc.
1,571 56,572
Shenandoah
Telecommunications Co.
3,333 50,262
Total Communications 388,496
UTILITIES - 0 .4%
Hawaiian Electric Industries,
Inc.*
3,008 40,698
Total Common Stocks
(Cost $8,952,161) 11,196,915
SECURITIES LENDING COLLATERAL
(b)
- 1 .6%
MONEY MARKET FUNDS - 1 .6%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
177,187 177,187
Total Securities Lending Collateral
(Cost $177,187) 177,187
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 0 .5%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 30,153 30,153
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 30,151 30,151
Total Repurchase Agreements
(Cost $60,304) 60,304
Total Investments - 101.6%
(Cost $9,189,652) $ 11,434,406
Other Assets & Liabilities, net - (1.6)% (177,356)
Total Net Assets - 100.0% $ 11,257,050

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P SMALLCAP 600
®
PURE VALUE FUND
June 30, 2026
| 143
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 11,196,915 $ — $ — $ 11,196,915
Securities Lending Collateral 177,187 — — 177,187
Repurchase Agreements — 60,304 — 60,304
Total Assets $ 11,374,102 $ 60,304 $ — $ 11,434,406
– – – –

144 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
EMERGING MARKETS BOND STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(a)
- 87 .9%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 516,362 $ 516,362
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 516,338 516,338
Total Repurchase Agreements
(Cost $1,032,700) 1,032,700
Total Investments - 87.9%
(Cost $1,032,700) $ 1,032,700
Other Assets & Liabilities, net - 12.1% 142,265
Total Net Assets - 100.0% $ 1,174,965
(a)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury 10 Year Note Futures Contracts 3 Sep 2026 $ 329,297 $ 2,268
U.S. Treasury 5 Year Note Futures Contracts 5 Sep 2026 534,883 1,496
$ 3,764
– –
Centrally Cleared Credit Default Swap Agreements Protection Sold
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
(a)
Barclays Bank
plc ICE
CDX.EM.45.
V1 1.00% Quarterly 06/20/31 $ 1,050,000 $ (18,283) $ (28,229) $ 9,946
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Credit Index Swap Agreements
Goldman Sachs
International
Invesco Emerging
Markets
Sovereign Debt
ETF Pay
4.38% (Federal
Funds Rate +
0.75%) At Maturity 07/29/26 14,518 $ 314,315 $ (811)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
EMERGING MARKETS BOND STRATEGY FUND
June 30, 2026
| 145
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
CDX.EM.45.V1 — Credit Default Swap Emerging Markets Series 45 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Repurchase Agreements $ — $ 1,032,700 $ — $ 1,032,700
Interest Rate Futures Contracts
(a)
3,764 — — 3,764
Credit Default Swap Agreements
(a)
— 9,946 — 9,946
Total Assets $ 3,764 $ 1,042,646 $ — $ 1,046,410
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Credit Index Swap Agreements
(a)
$ — $ 811 $ — $ 811
(a)
Reported as unrealized appreciation/(depreciation) at period end.

146 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS - 3.5%
Guggenheim Ultra Short
Income ETF
(a)
10,037 $ 503,102
Total Exchange-Traded Funds
(Cost $501,490) 503,102
MUTUAL FUNDS - 3.6%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
51,284 515,921
Total Mutual Funds
(Cost $509,979) 515,921
A
A
A
FACE
AMOUNT VALUE
U.S. GOVERNMENT SECURITIES - 81.1%
U.S. Treasury Bonds
5.00% due 05/15/56 $ 11,400,000 $ 11,522,015
Total U.S. Government Securities
(Cost $11,224,462) 11,522,015
REPURCHASE AGREEMENTS
(b)
- 6.5%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 460,073 460,073
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 460,050 460,050
Total Repurchase Agreements
(Cost $920,123) 920,123
Total Investments - 94.7%
(Cost $13,156,054) $ 13,461,161
Other Assets & Liabilities, net - 5.3% 756,579
Total Net Assets - 100.0% $ 14,217,740
(a)
Affiliated issuer.
(b)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury Ultra Long Bond Futures Contracts 48 Sep 2026 $ 5,548,500 $ 3,925
– –
(a)
Includes cumulative appreciation (depreciation).
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 503,102 $ — $ — $ 503,102
Mutual Funds 515,921 — — 515,921
U.S. Government Securities — 11,522,015 — 11,522,015
Repurchase Agreements — 920,123 — 920,123
Interest Rate Futures Contracts
(a)
3,925 — — 3,925
Total Assets $ 1,022,948 $ 12,442,138 $ — $ 13,465,086
– – – –
(a)
Reported as unrealized appreciation/(depreciation) at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
June 30, 2026
| 147
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 501,505 $ (15) $ — $ 1,612 $ 503,102 10,037 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 515,409 — — — 512 515,921 51,284 5,623
Guggenheim Strategy
Fund II 501,911 — (501,506) — (405) — — 5,178
$ 1,017,320 $ 501,505 $ (501,521) $ — $ 1,719 $ 1,019,023 $ 10,801

148 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS - 6.6%
Guggenheim Ultra Short
Income ETF
(a)
14,818 $ 742,748
Total Exchange-Traded Funds
(Cost $740,596) 742,748
MUTUAL FUNDS - 29.2%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
326,794 3,287,550
Total Mutual Funds
(Cost $3,237,111) 3,287,550
FACE
AMOUNT
REPURCHASE AGREEMENTS
(b)
- 136.9%
Individual Repurchase Agreements
(c)
- 77.2%
Barclays Capital, Inc. issued
06/30/26 at 3.40% due
07/01/26 (secured by a
U.S. Treasury Bond, at a
rate of 5.00% and maturing
05/15/56 as collateral,
with a value of $ 7,193,550)
to be repurchased at
$7,053,166 $ 7,052,500 7,052,500
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(b)
- 136.9% (continued)
Individual Repurchase Agreements
(c)
- 77.2% (continued)
Mizuho Securities USA LLC
issued 06/30/26 at 3.50% due
07/01/26 (secured by a
U.S. Treasury Bond, at a
rate of 5.00% and maturing
05/15/56 as collateral,
with a value of $ 1,645,750)
to be repurchased at
$1,613,637 $ 1,613,480 $ 1,613,480
Joint Repurchase Agreements - 59.7%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 3,354,691 3,354,691
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 3,354,530 3,354,530
Total Repurchase Agreements
(Cost $15,375,201) 15,375,201
Total Investments - 172.7%
(Cost $19,352,908) $ 19,405,499
U.S. GOVERNMENT SECURITIES SOLD SHORT - (83.7)%
U.S. Treasury Bonds
5.00% due 05/15/56 (9,300,000) (9,399,539)
A A A
Total U.S. Government Securities Sold Short
(Proceeds $9,278,938) (9,399,539)
Other Assets & Liabilities, net - 11.0% 1,227,735
Total Net Assets - 100.0% $ 11,233,695
(a)
Affiliated issuer.
(b)
Repurchase Agreements — See Note 4 .
(c)
All or a portion of this security is pledged as short security collateral at June 30, 2026.
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
(a)
Interest Rate Futures Contracts Sold Short
U.S. Treasury Ultra Long Bond Futures Contracts 16 Sep 2026 $ 1,849,500 $ (5,996)
– –
(a)
Includes cumulative appreciation (depreciation).

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
June 30, 2026
| 149
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 742,748 $ — $ — $ 742,748
Mutual Funds 3,287,550 — — 3,287,550
Repurchase Agreements — 15,375,201 — 15,375,201
Total Assets $ 4,030,298 $ 15,375,201 $ — $ 19,405,499
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Futures Contracts
(a)
$ 5,996 $ — $ — $ 5,996
U.S. Government Securities Sold Short — 9,399,539 — 9,399,539
Total Liabilities $ 5,996 $ 9,399,539 $ — $ 9,405,535
(a)
Reported as unrealized appreciation/(depreciation) at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 740,604 $ (8) $ — $ 2,152 $ 742,748 14,818 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 3,284,282 — — — 3,268 3,287,550 326,794 35,830
Guggenheim Strategy
Fund II 3,403,128 — (3,400,604) (4,304) 1,780 — — 32,619
$ 6,687,410 $ 740,604 $ (3,400,612) $ (4,304) $ 7,200 $ 4,030,298 $ 68,449

150 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
HIGH YIELD STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS - 2 .6%
Guggenheim Ultra Short
Income ETF
(a)
9,295 $ 465,909
Total Exchange-Traded Funds
(Cost $454,460) 465,909
MUTUAL FUNDS - 18 .1%
Guggenheim Strategy Fund
III
(a)
79,841 1,979,260
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
133,249 1,340,485
Total Mutual Funds
(Cost $3,288,030) 3,319,745
MONEY MARKET FUNDS
(b)
- 0 .1%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c),(d)
14,075 14,075
Total Money Market Funds
(Cost $14,075) 14,075
FACE
AMOUNT
REPURCHASE AGREEMENTS
(e)
- 49 .8%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 4,556,925 4,556,925
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(e)
- 49.8% (continued)
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 4,556,706 $ 4,556,706
Total Repurchase Agreements
(Cost $9,113,631) 9,113,631
U.S. TREASURY BILLS - 12 .5%
U.S. Treasury Bills
3.67% due 08/18/26
(f)
1,300,000 1,293,671
3.65% due 07/02/26
(f)
1,000,000 999,898
Total U.S. Treasury Bills
(Cost $2,293,569) 2,293,569
FEDERAL AGENCY DISCOUNT NOTES - 6 .0%
Federal Home Loan Bank
3.65% due 07/29/26
(f)
1,100,000 1,096,894
Total Federal Agency Discount Notes
(Cost $1,096,894) 1,096,894
FEDERAL AGENCY NOTES - 2 .7%
Federal Farm Credit Bank
3.51% due 12/22/26 500,000 498,698
Total Federal Agency Notes
(Cost $499,971) 498,698
Total Investments - 91.8%
(Cost $16,760,630) $ 16,802,521
Other Assets & Liabilities, net - 8.2% 1,493,356
Total Net Assets - 100.0% $ 18,295,877
(a)
Affiliated issuer.
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
All or a portion of this security is pledged as swap collateral at June 30, 2026.
(e)
Repurchase Agreements — See Note 4 .
(f)
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury 5 Year Note Futures Contracts 161 Sep 2026 $ 17,223,226 $ (14,564)
– –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
HIGH YIELD STRATEGY FUND
June 30, 2026
| 151
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
(a)
Barclays Bank
plc ICE
CDX.
NA.HY.46.
V2 5.00% Quarterly 06/20/31 $ 7,029,000 $ 576,350 $ 572,995 $ 3,355
Centrally Cleared Credit Default Swap Agreements Protection Sold
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
(a)
Barclays Bank
plc ICE
CDX.
NA.HY.46.V1 5.00% Quarterly 06/20/31 $ 8,860,500 $ 726,526 $ 607,526 $ 119,000
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Credit Index Swap Agreements
Goldman Sachs
International
iShares iBoxx
$ High Yield
Corporate Bond
ETF Pay
3.63% (Federal
Funds Rate) At Maturity 07/29/26 16,337 $ 1,306,470 $ 1,171
BNP Paribas
State Street
SPDR
Bloomberg High
Yield Bond ETF Pay
4.18% (Federal
Funds Rate +
0.55%) At Maturity 09/22/26 1,788 172,319 747
BNP Paribas
iShares iBoxx
$ High Yield
Corporate Bond
ETF Pay
4.18% (Federal
Funds Rate +
0.55%) At Maturity 09/22/26 1,222 97,739 386
$ 1,576,528 $ 2,304
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
CDX.NA.HY.46.V1 — Credit Default Swap North American High Yield Series 46 Index Version 1
CDX.NA.HY.46.V2 — Credit Default Swap North American High Yield Series 46 Index Version 2
ICE — Intercontinental Exchange
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 465,909 $ — $ — $ 465,909
Mutual Funds 3,319,745 — — 3,319,745
Money Market Funds 14,075 — — 14,075
Repurchase Agreements — 9,113,631 — 9,113,631

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
HIGH YIELD STRATEGY FUND
June 30, 2026
152 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
U.S. Treasury Bills $ — $ 2,293,569 $ — $ 2,293,569
Federal Agency Discount Notes — 1,096,894 — 1,096,894
Federal Agency Notes — 498,698 — 498,698
Credit Default Swap Agreements
(a)
— 122,355 — 122,355
Credit Index Swap Agreements
(a)
— 2,304 — 2,304
Total Assets $ 3,799,729 $ 13,127,451 $ — $ 16,927,180
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Futures Contracts
(a)
$ 14,564 $ — $ — $ 14,564
(a)
Reported as unrealized appreciation/(depreciation) at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 454,473 $ (14) $ — $ 11,450 $ 465,909 9,295 $ —
Mutual Funds
Guggenheim Strategy
Fund III 1,983,253 — — — (3,993) 1,979,260 79,841 25,697
Guggenheim Ultra
Short Duration Fund —
Institutional Class 1,339,152 — — — 1,333 1,340,485 133,249 14,610
Guggenheim Strategy
Fund II 1,315,494 — (1,304,473) 14,077 (25,098) — — 12,777
$ 4,637,899 $ 454,473 $ (1,304,487) $ 14,077 $ (16,308) $ 3,785,654 $ 53,084

| 153
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE HIGH YIELD STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS - 4 .5%
Guggenheim Ultra Short
Income ETF
(a)
739 $ 37,042
Total Exchange-Traded Funds
(Cost $36,640) 37,042
MUTUAL FUNDS - 20 .3%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
16,720 168,201
Total Mutual Funds
(Cost $165,846) 168,201
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(b)
- 71 .7%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 296,248 $ 296,248
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 296,234 296,234
Total Repurchase Agreements
(Cost $592,482) 592,482
Total Investments - 96.5%
(Cost $794,968) $ 797,725
Other Assets & Liabilities, net - 3.5% 28,526
Total Net Assets - 100.0% $ 826,251
(a)
Affiliated issuer.
(b)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
(a)
Interest Rate Futures Contracts Sold Short
U.S. Treasury 5 Year Note Futures Contracts 8 Sep 2026 $ 855,812 $ (2,412)
– –
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
(a)
Barclays Bank
plc ICE
CDX.
NA.HY.46.
V2 5.00% Quarterly 06/20/31 $ 742,500 $ (60,882) $ (50,998) $ (9,884)
Centrally Cleared Credit Default Swap Agreements Protection Sold
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
(a)
Barclays Bank
plc ICE
CDX.
NA.HY.46.V1 5.00% Quarterly 06/20/31 $ 49,500 $ (4,060) $ (3,956) $ (104)
(a)
Includes cumulative appreciation (depreciation).
CDX.NA.HY.46.V1 — Credit Default Swap North American High Yield Series 46 Index Version 1
CDX.NA.HY.46.V2 — Credit Default Swap North American High Yield Series 46 Index Version 2
ICE — Intercontinental Exchange
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE HIGH YIELD STRATEGY FUND
June 30, 2026
154 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 37,042 $ — $ — $ 37,042
Mutual Funds 168,201 — — 168,201
Repurchase Agreements — 592,482 — 592,482
Total Assets $ 205,243 $ 592,482 $ — $ 797,725
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Futures Contracts
(a)
$ 2,412 $ — $ — $ 2,412
Credit Default Swap Agreements
(a)
— 9,988 — 9,988
Total Liabilities $ 2,412 $ 9,988 $ — $ 12,400
(a)
Reported as unrealized appreciation/(depreciation) at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 36,648 $ (8) $ — $ 402 $ 37,042 739 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 168,034 — — — 167 168,201 16,720 1,833
Guggenheim Strategy
Fund II 167,067 — (166,649) 999 (1,417) — — 1,602
$ 335,101 $ 36,648 $ (166,657) $ 999 $ (848) $ 205,243 $ 3,435

| 155
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
EMERGING MARKETS 2X STRATEGY FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 52 .0%
TECHNOLOGY - 19 .1%
Taiwan Semiconductor
Manufacturing Company
Ltd. ADR
1,725 $ 823,808
ASE Technology Holding
Company Ltd. ADR
3,558 160,537
United Microelectronics Corp.
ADR
4,775 129,928
NetEase, Inc. ADR
696 89,186
Infosys Ltd. ADR
6,963 73,042
Silicon Motion Technology
Corp. ADR
68 22,666
Total Technology 1,299,167
COMMUNICATIONS - 13 .0%
Alibaba Group Holding Ltd.
ADR
4,846 465,119
PDD Holdings, Inc. ADR*
1,581 120,599
JD.com, Inc. ADR
2,727 69,484
Baidu, Inc. ADR*
555 63,431
Trip.com Group Ltd. ADR*
1,228 48,923
America Movil SAB de CV
ADR
1,822 47,354
Chunghwa Telecom Company
Ltd. ADR
768 33,992
Full Truck Alliance Company
Ltd. ADR
1,657 13,455
Telkom Indonesia Persero
Tbk PT ADR
920 12,356
SK Telecom Company Ltd.
ADR
383 12,317
Total Communications 887,030
FINANCIAL - 10 .2%
HDFC Bank Ltd. ADR
7,670 198,116
ICICI Bank Ltd. ADR
5,358 155,543
Itau Unibanco Holding S.A.
ADR
10,925 89,257
KB Financial Group, Inc. ADR
700 73,472
Shinhan Financial Group
Company Ltd. ADR
911 57,621
Banco Bradesco S.A. ADR
10,680 37,060
Woori Financial Group, Inc.
ADR
455 26,117
KE Holdings, Inc. ADR
1,311 19,049
Banco de Chile ADR
469 18,647
Grupo Cibest S.A. ADR
222 17,633
Total Financial 692,515
BASIC MATERIALS - 3 .8%
Vale S.A. — Class B ADR
7,083 106,528
Gold Fields Ltd. ADR
1,807 60,697
POSCO Holdings, Inc. ADR
595 30,571
Sociedad Quimica y Minera
de Chile S.A. ADR
288 21,324
Harmony Gold Mining
Company Ltd. ADR
1,106 16,822
Sibanye Stillwater Ltd. ADR
1,429 12,132
Sasol Ltd. ADR*
1,197 11,755
Total Basic Materials 259,829
CONSUMER, NON-CYCLICAL - 2 .1%
Fomento Economico
Mexicano SAB de CV ADR
338 43,230
BeOne Medicines Ltd. ADR*
146 41,606
Ambev S.A. ADR
8,596 26,991
A
A
A SHARES VALUE
COMMON STOCKS - 52.0% (continued)
CONSUMER, NON-CYCLICAL - 2.1% (continued)
Dr Reddy's Laboratories Ltd.
ADR
1,230 $ 17,823
New Oriental Education &
Technology Group, Inc.
ADR
277 12,717
Total Consumer, Non-cyclical 142,367
INDUSTRIAL - 1 .5%
Cemex SAB de CV ADR
3,057 36,684
Embraer S.A. ADR
351 22,394
Grupo Aeroportuario del
Pacifico SAB de CV ADR
82 20,759
ZTO Express Cayman, Inc.
ADR
797 17,837
Total Industrial 97,674
CONSUMER, CYCLICAL - 1 .0%
XPeng, Inc. ADR*
1,486 19,675
NIO, Inc. ADR*
3,772 19,086
H World Group Ltd. ADR
348 14,518
Li Auto, Inc. ADR*
1,217 14,288
Total Consumer, Cyclical 67,567
ENERGY - 0 .9%
Petroleo Brasileiro S.A. -
Petrobras ADR
3,757 60,713
UTILITIES - 0 .4%
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ADR
4,769 27,565
Total Common Stocks
(Cost $2,280,339) 3,534,427
PREFERRED STOCKS - 1 .3%
ENERGY - 1 .0%
Petroleo Brasileiro S.A.
- Petrobras 4,455 65,221
UTILITIES - 0 .3%
Axia Energia S.A. 2,265 23,919
Total Preferred Stocks
(Cost $60,303) 89,140
MONEY MARKET FUNDS
(a)
- 1 .0%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(b),(c)
70,442 70,442
Total Money Market Funds
(Cost $70,442) 70,442

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
EMERGING MARKETS 2X STRATEGY FUND
June 30, 2026
156 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 14 .6%
U.S. Treasury Bills
3.63% due 08/11/26
(c),(d)
$ 1,000,000 $ 995,893
Total U.S. Treasury Bills
(Cost $995,893) 995,893
Total Investments - 68.9%
(Cost $3,406,977) $ 4,689,902
Other Assets & Liabilities, net - 31.1% 2,117,160
Total Net Assets - 100.0% $ 6,807,062
*
Non-income producing security.
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(d)
Rate indicated is the effective yield at the time of purchase.
ADR — American Depositary Receipt
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(a)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas
S&P Emerging 50
ADR Index Pay
4.23% (Federal
Funds Rate +
0.60%) At Maturity 09/22/26 1,026 $ 4,211,100 $ 107,058
Goldman Sachs
International
S&P Emerging 50
ADR Index Pay
4.13% (Federal
Funds Rate +
0.50%) At Maturity 09/24/26 1,427 5,857,602 (147,527)
$ 10,068,702 $ (40,469)
(a)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
EMERGING MARKETS 2X STRATEGY FUND
June 30, 2026
| 157
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 3,534,427 $ — $ — $ 3,534,427
Preferred Stocks 89,140 — — 89,140
Money Market Funds 70,442 — — 70,442
U.S. Treasury Bills — 995,893 — 995,893
Equity Index Swap Agreements
(a)
— 107,058 — 107,058
Total Assets $ 3,694,009 $ 1,102,951 $ — $ 4,796,960
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
(a)
$ — $ 147,527 $ — $ 147,527
(a)
Reported as unrealized appreciation/(depreciation) at period end.

158 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE EMERGING MARKETS 2x STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
(a)
- 4 .0%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(b),(c)
14,120 $ 14,120
Total Money Market Funds
(Cost $14,120) 14,120
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 48 .7%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 85,751 85,751
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(d)
- 48.7% (continued)
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 85,746 $ 85,746
Total Repurchase Agreements
(Cost $171,497) 171,497
Total Investments - 52.7%
(Cost $185,617) $ 185,617
Other Assets & Liabilities, net - 47.3% 166,755
Total Net Assets - 100.0% $ 352,372
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(a)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements Sold Short
BNP Paribas
S&P Emerging 50
ADR Index Receive
3.43% (Federal
Funds Rate
- 0.20%) At Maturity 09/22/26 153 $ 629,900 $ (2,768)
Goldman Sachs
International
S&P Emerging 50
ADR Index Receive
3.13% (Federal
Funds Rate
- 0.50%) At Maturity 09/24/26 18 73,413 (7,551)
$ 703,313 $ (10,319)
(a)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE EMERGING MARKETS 2x STRATEGY FUND
June 30, 2026
| 159
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 14,120 $ — $ — $ 14,120
Repurchase Agreements — 171,497 — 171,497
Total Assets $ 14,120 $ 171,497 $ — $ 185,617
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
(a)
$ — $ 10,319 $ — $ 10,319
(a)
Reported as unrealized appreciation/(depreciation) at period end.

160 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
EUROPE 1.25x STRATEGY FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 42 .8%
CONSUMER, NON-CYCLICAL - 11 .6%
Novartis AG ADR
206 $ 32,284
AstraZeneca plc
168 31,856
Roche Holding AG ADR
609 31,272
Nestle S.A. ADR
279 28,651
Novo Nordisk A/S ADR
347 16,635
British American Tobacco plc
ADR
235 14,514
Unilever plc ADR
237 14,249
GSK plc ADR
220 11,532
L'Oreal S.A. ADR
131 11,490
Sanofi S.A. ADR
243 10,366
Anheuser-Busch InBev S.A.
ADR
111 9,146
EssilorLuxottica S.A. ADR
68 6,384
RELX plc ADR
197 6,239
Total Consumer, Non-cyclical 224,618
FINANCIAL - 10 .0%
HSBC Holdings plc ADR
371 35,278
Banco Santander S.A. ADR
1,596 22,025
Allianz SE ADR
413 19,461
UBS Group AG
334 16,553
Banco Bilbao Vizcaya
Argentaria S.A. ADR
612 15,337
UniCredit SpA ADR
328 14,665
BNP Paribas S.A. ADR
225 13,111
Zurich Insurance Group AG
ADR
331 12,241
Intesa Sanpaolo SpA ADR
277 11,421
ING Groep N.V. ADR
317 9,947
AXA S.A. ADR
191 9,596
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen ADR
691 7,739
London Stock Exchange
Group plc ADR
209 5,655
Total Financial 193,029
INDUSTRIAL - 7 .4%
Siemens AG ADR
159 25,585
Schneider Electric SE ADR
313 20,401
ABB Ltd. ADR
169 18,370
Rolls-Royce Holdings plc ADR
903 17,383
Siemens Energy AG ADR
445 16,972
Safran S.A. ADR
160 15,723
Airbus SE ADR
254 14,123
Vinci S.A. ADR
252 9,189
Rheinmetall AG ADR
25 5,710
Total Industrial 143,456
TECHNOLOGY - 5 .2%
ASML Holding N.V. — Class
G
42 83,557
SAP SE ADR
110 16,952
Total Technology 100,509
ENERGY - 2 .8%
Shell plc ADR
303 23,494
A
A
A SHARES VALUE
COMMON STOCKS - 42.8% (continued)
ENERGY - 2.8% (continued)
TotalEnergies SE ADR
247 $ 19,207
BP plc ADR
298 11,011
Total Energy 53,712
UTILITIES - 1 .9%
Iberdrola S.A. ADR
170 16,983
Enel SpA ADR
843 9,636
National Grid plc ADR
112 9,281
Total Utilities 35,900
CONSUMER, CYCLICAL - 1 .8%
LVMH Moet Hennessy Louis
Vuitton SE ADR
135 14,931
Cie Financiere Richemont
S.A. ADR
583 13,473
Hermes International SCA
ADR
38 6,956
Total Consumer, Cyclical 35,360
BASIC MATERIALS - 1 .3%
Air Liquide S.A. ADR
345 13,620
Rio Tinto plc ADR
116 11,012
Total Basic Materials 24,632
COMMUNICATIONS - 0 .8%
Deutsche Telekom AG ADR
375 10,230
Prosus N.V. ADR
684 5,951
Total Communications 16,181
Total Common Stocks
(Cost $455,804) 827,397
EXCHANGE-TRADED FUNDS - 3 .5%
Guggenheim Ultra Short
Income ETF
(a)
1,365 68,420
Total Exchange-Traded Funds
(Cost $68,339) 68,420
MUTUAL FUNDS - 3 .6%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
7,027 70,692
Total Mutual Funds
(Cost $69,849) 70,692
FACE
AMOUNT
REPURCHASE AGREEMENTS
(b)
- 48 .5%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 468,493 468,493
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 468,470 468,470
Total Repurchase Agreements
(Cost $936,963) 936,963
Total Investments - 98.4%
(Cost $1,530,955) $ 1,903,472
Other Assets & Liabilities, net - 1.6% 30,076
Total Net Assets - 100.0% $ 1,933,548

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
EUROPE 1.25x STRATEGY FUND
June 30, 2026
| 161
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
(a)
Affiliated issuer.
(b)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
(a)
Equity Futures Contracts Purchased
STOXX 50 Index Futures Contracts 26 Sep 2026 $ 1,614,467 $ 23,757
Currency Futures Contracts Purchased
Euro FX Futures Contracts 11 Sep 2026 1,576,094 $ (13,053)
– –
(a)
Includes cumulative appreciation (depreciation).
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 827,397 $ — $ — $ 827,397
Exchange-Traded Funds 68,420 — — 68,420
Mutual Funds 70,692 — — 70,692
Repurchase Agreements — 936,963 — 936,963
Equity Futures Contracts
(a)
— 23,757 — 23,757
Total Assets $ 966,509 $ 960,720 $ — $ 1,927,229
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
(a)
$ 13,053 $ — $ — $ 13,053
(a)
Reported as unrealized appreciation/(depreciation) at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
EUROPE 1.25x STRATEGY FUND
June 30, 2026
162 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 68,376 $ (37) $ — $ 81 $ 68,420 1,365 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 70,622 — — — 70 70,692 7,027 770
Guggenheim Strategy
Fund II 68,294 — (68,377) — 83 — — 703
$ 138,916 $ 68,376 $ (68,414) $ — $ 234 $ 139,112 $ 1,473

| 163
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
JAPAN 2x STRATEGY FUND
June 30, 2026
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(a)
- 70 .5%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 1,331,918 $ 1,331,918
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(a)
- 70.5% (continued)
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 1,331,854 $ 1,331,854
Total Repurchase Agreements
(Cost $2,663,772) 2,663,772
Total Investments - 70.5%
(Cost $2,663,772) $ 2,663,772
Other Assets & Liabilities, net - 29.5% 1,114,365
Total Net Assets - 100.0% $ 3,778,137
(a)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
(a)
Equity Futures Contracts Purchased
Micro Nikkei Stock Average Futures Contracts 71 Sep 2026 $ 2,532,748 $ 366,748
Nikkei 225 (CME) Index Futures Contracts 14 Sep 2026 4,993,450 154,225
$ 520,973
Currency Futures Contracts Purchased
Japanese Yen Futures Contracts 97 Sep 2026 7,502,950 $ (93,869)
– –
Includes cumulative appreciation (depreciation).
CME — Chicago Mercantile Exchange
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Repurchase Agreements $ — $ 2,663,772 $ — $ 2,663,772
Equity Futures Contracts
(a)
520,973 — — 520,973
Total Assets $ 520,973 $ 2,663,772 $ — $ 3,184,745
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
(a)
$ 93,869 $ — $ — $ 93,869

164 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
STRENGTHENING DOLLAR 2x STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(a)
- 93 .8%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 1,055,047 $ 1,055,047
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 1,054,996 1,054,996
Total Repurchase Agreements
(Cost $2,110,043) 2,110,043
Total Investments - 93.8%
(Cost $2,110,043) $ 2,110,043
Other Assets & Liabilities, net - 6.2% 139,235
Total Net Assets - 100.0% $ 2,249,278
(a)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Currency Futures Contracts Purchased
U.S. Dollar Index Futures Contracts 33 Sep 2026 $ 3,329,535 $ 20,125
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Currency Index Swap Agreements
Goldman Sachs
International U.S. Dollar Index Pay N/A At Maturity 09/16/26 11,583 $ 1,168,145 $ 8,145
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
STRENGTHENING DOLLAR 2x STRATEGY FUND
June 30, 2026
| 165
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Repurchase Agreements $ — $ 2,110,043 $ — $ 2,110,043
Currency Futures Contracts
(a)
20,125 — — 20,125
Currency Index Swap Agreements
(a)
— 8,145 — 8,145
Total Assets $ 20,125 $ 2,118,188 $ — $ 2,138,313
– – – –
(a)
Reported as unrealized appreciation/(depreciation) at period end.

166 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
WEAKENING DOLLAR 2x STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(a)
- 42.3%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 427,221 $ 427,221
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 427,201 427,201
Total Repurchase Agreements
(Cost $854,422) 854,422
Total Investments - 42.3%
(Cost $854,422) $ 854,422
Other Assets & Liabilities, net - 57.7% 1,167,381
Total Net Assets - 100.0% $ 2,021,803
(a)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
(a)
Currency Futures Contracts Sold Short
U.S. Dollar Index Futures Contracts 31 Sep 2026 $ 3,127,745 $ (20,862)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Currency Index Swap Agreements Sold Short
Goldman Sachs
International U.S. Dollar Index Receive N/A At Maturity 09/16/26 8,848 $ 892,389 $ (2,389)
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Repurchase Agreements $ — $ 854,422 $ — $ 854,422
– – – –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
WEAKENING DOLLAR 2x STRATEGY FUND
June 30, 2026
| 167
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
(a)
$ 20,862 $ — $ — $ 20,862
Currency Index Swap Agreements
(a)
— 2,389 — 2,389
Total Liabilities $ 20,862 $ 2,389 $ — $ 23,251
(a)
Reported as unrealized appreciation/(depreciation) at period end.

168 | RYDEX SERIES FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)
Note 1 ‒ Organization
Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange
Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each
Fund separately.
This report covers the following Funds:
Fund Name Diversification Status
Banking Fund Diversified
Basic Materials Fund Diversified
Biotechnology Fund Diversified
Consumer Products Fund Diversified
Electronics Fund Non-diversified
Energy Fund Diversified
Energy Services Fund Non-diversified
Financial Services Fund Diversified
Health Care Fund Diversified
Internet Fund Diversified
Leisure Fund Diversified
Precious Metals Fund Non-diversified
Real Estate Fund Diversified
Retailing Fund Diversified
Technology Fund Diversified
Telecommunications Fund Non-diversified
Transportation Fund Diversified
Utilities Fund Diversified
Dow Jones Industrial Average
®
Fund Non-diversified
Mid-Cap 1.5x Strategy Fund Non-diversified
Inverse Mid-Cap Strategy Fund Non-diversified
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund Non-diversified
NASDAQ-100
®
Fund Non-diversified
Inverse NASDAQ-100
®
Strategy Fund Non-diversified
Russell 2000
®
1.5x Strategy Fund Non-diversified
Russell 2000
®
Fund Non-diversified
Inverse Russell 2000
®
Strategy Fund Non-diversified
Nova Fund Non-diversified
S&P 500
®
Fund Non-diversified
Inverse S&P 500
®
Strategy Fund Non-diversified
S&P 500
®
Pure Growth Fund Non-diversified
S&P 500
®
Pure Value Fund Non-diversified
S&P MidCap 400
®
Pure Growth Fund Non-diversified
S&P MidCap 400
®
Pure Value Fund Non-diversified
S&P SmallCap 600
®
Pure Growth Fund Non-diversified
S&P SmallCap 600
®
Pure Value Fund Non-diversified

RYDEX SERIES FUNDS | 169
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Partners Investment Management, LLC
(the "Adviser") as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the
“Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The
Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
Fund Name Diversification Status
Emerging Markets Bond Strategy Fund Diversified
Government Long Bond 1.2x Strategy Fund Diversified
Inverse Government Long Bond Strategy Fund Diversified
High Yield Strategy Fund Non-diversified
Inverse High Yield Strategy Fund Non-diversified
Emerging Markets 2x Strategy Fund Non-diversified
Inverse Emerging Markets 2x Strategy Fund Non-diversified
Europe 1.25x Strategy Fund Non-diversified
Japan 2x Strategy Fund Non-diversified
Strengthening Dollar 2x Strategy Fund Non-diversified
Weakening Dollar 2x Strategy Fund Non-diversified
Note 1 ‒ Organization (continued)

170 | RYDEX SERIES FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures
Note 1 ‒ Organization (continued)

RYDEX SERIES FUNDS | 171
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Note 2 ‒ Financial Instruments and Derivatives
As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments.
These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction.
Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds may utilize derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.
Liquidity: the ability to buy or sell exposure with little price/market impact.
If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract;
(iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict
Note 1 ‒ Organization (continued)

172 | RYDEX SERIES FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedule of Investments.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-
lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or
“buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities.
The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.
Note 2 ‒ Financial Instruments and Derivatives (continued)

RYDEX SERIES FUNDS | 173
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms.
Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the
Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102%
Note 2 ‒ Financial Instruments and Derivatives (continued)

174 | RYDEX SERIES FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At June 30, 2026, the repurchase agreements in the joint account were as follows:
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
Note 5 ‒ Portfolio Securities Loaned
The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Bank of New York Mellon Corp. ("BNY") acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash and non-cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional
Shares. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
J.P. Morgan Securities LLC 3.64%
Due
07/01/26
$ 114,922,703 $ 114,925,881 U.S. Treasury Inflation-
Protected Security 0.38%
- 2.13% Due 01/15/27
- 04/15/31 $ 17,350,400 $ 23,374,784
U.S. Treasury Strip Coupon
0.00% Due 08/31/26
- 02/15/56 64,506,781 56,047,343
U.S. Treasury Note 1.25%
- 4.50% Due 08/15/26
- 02/15/36 24,751,700 24,529,036
U.S. Treasury Bond 1.88%
- 4.88% Due 02/15/36
- 11/15/53 14,456,500 13,249,295
U.S. Treasury Strip Principal
0.00% Due 08/15/26
- 05/15/29 20,700 19,802
U.S. Treasury Bill 0.00% Due
07/30/26 - 09/01/26 900 897
121,086,981 117,221,157
Bank of America Securities, Inc.
3.63% Due
07/01/26
114,917,175 114,928,795 U.S. Treasury Note 4.13%
Due 06/15/29 116,969,600 117,212,847
U.S. Treasury Inflation-
Protected Security 0.63%
Due 07/15/32 1,400 1,495
U.S. Treasury Strip Principal
0.00% Due 05/15/41
- 02/15/54 4,100 1,078
U.S. Treasury Bill 0.00% Due
09/03/2026 100 99
116,975,200 117,215,519
229,839,878
Note 4 ‒ Repurchase Agreements (continued)

RYDEX SERIES FUNDS | 175
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.
At June 30, 2026, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:
Fund
Value of
Securities
Loaned
Collateral
Received
(a)
Net
Amount
Cash
Collateral
Invested
Non-Cash
Collateral
Total
Collateral
Banking Fund
$ 184,842 $ (184,842) $ — $ — $ 188,231 $ 188,231
Basic Materials Fund
354,520 (354,520) — 223,720 136,879 360,599
Biotechnology Fund
6,443,431 (6,443,431) — 810,750 5,763,034 6,573,784
Consumer Products Fund
678,308 (678,308) — 192,042 510,381 702,423
Electronics Fund
5,937,597 (5,683,378)
(b)
254,219 — 5,683,378 5,683,378
Energy Fund
1,776,750 (1,776,750) — 120,284 1,709,063 1,829,347
Financial Services Fund
208,990 (208,990) — 48,006 165,657 213,663
Health Care Fund
401,181 (401,181) — 3,528 407,751 411,279
Internet Fund
240,546 (240,546) — 7,936 238,361 246,297
Leisure Fund
359,729 (359,729) — 39,115 329,413 368,528
Precious Metals Fund
1,065,724 (1,065,724) — 699,745 384,921 1,084,666
Real Estate Fund
33,237 (33,237) — 34,646 — 34,646
Retailing Fund
117,232 (117,232) — — 119,042 119,042
Technology Fund
742,493 (742,493) — 111,205 653,785 764,990
Telecommunications Fund
392,121 (392,121) — 29,574 365,197 394,771
Transportation Fund
214,915 (208,879)
(b)
6,036 17,609 191,270 208,879
Utilities Fund
718,332 (718,332) — — 738,987 738,987
Mid-Cap 1.5x Strategy Fund
44,343 (44,343) — 45,780 — 45,780
Russell 2000
®
1.5X Strategy
Fund
30,402 (30,402) — 32,258 105 32,363
Russell 2000
®
Fund
1,020,331 (1,020,331) — 70,745 965,129 1,035,874
Nova Fund
66,408 (66,408) — — 69,936 69,936
S&P 500
®
Fund
292,521 (292,521) — — 304,131 304,131
S&P 500
®
Pure Growth Fund
562,661 (562,661) — — 603,575 603,575
S&P 500
®
Pure Value Fund
1,192,315 (1,192,315) — 377,820 859,133 1,236,953
S&P MidCap 400
®
Pure
Growth Fund
831,479 (831,479) — — 840,788 840,788
S&P MidCap 400
®
Pure
Value Fund
148,846 (148,846) — — 154,534 154,534
S&P SmallCap 600
®
Pure
Growth Fund
3,560,888 (3,560,888) — — 3,625,539 3,625,539
S&P SmallCap 600
®
Pure
Value Fund
528,658 (528,658) — 177,187 369,974 547,161
(a)
Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
(b)
Subsequent to June 30, 2026, additional collateral was received.
Note 5 ‒ Portfolio Securities Loaned (continued)

176 | RYDEX SERIES FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the
Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.
Note 5 ‒ Portfolio Securities Loaned (continued)

RYDEX SERIES FUNDS | 177
OTHER INFORMATION
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.